UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 27 of its series:

Wells Fargo Growth Balanced Fund, Wells Fargo Moderate Balanced Fund, Wells Fargo C&B Large Cap Value Fund, Wells Fargo Diversified Equity Fund, Wells Fargo Emerging Growth Fund, Wells Fargo Index Fund, Wells Fargo International Value Fund, Wells Fargo Small Company Growth Fund, Wells Fargo Small Company Value Fund, Wells Fargo Dynamic Target Today Fund, Wells Fargo Dynamic Target 2015 Fund, Wells Fargo Dynamic Target 2020 Fund, Wells Fargo Dynamic Target 2025 Fund, Wells Fargo Dynamic Target 2030 Fund, Wells Fargo Dynamic Target 2035 Fund, Wells Fargo Dynamic Target 2040 Fund, Wells Fargo Dynamic Target 2045 Fund, Wells Fargo Dynamic Target 2050 Fund, Wells Fargo Dynamic Target 2055 Fund, Wells Fargo Dynamic Target 2060 Fund, Wells Fargo Core Bond Fund, Wells Fargo Real Return Fund, Wells Fargo WealthBuilder Conservative Allocation Portfolio, Wells Fargo WealthBuilder Moderate Balanced Portfolio, Wells Fargo WealthBuilder Growth Balanced Portfolio, Wells Fargo WealthBuilder Growth Allocation Portfolio, and Wells Fargo WealthBuilder Equity Portfolio (formerly, Wells Fargo WealthBuilder Tactical Equity Portfolio).

Date of reporting period: November 30, 2016

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

November 30, 2016

Allocation Funds

∎	Wells Fargo Growth Balanced Fund

∎	Wells Fargo Moderate Balanced Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https:/www.wellsfargofunds.com/assets/edocs/regulatory/holdings/index-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

**	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/core-bond-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of November 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Allocation Funds	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During much of the period, modestly positive economic data influenced global stock, bond, and commodity markets.

Throughout the period, economic and business data, while often uneven, appeared to be strengthening overall.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Allocation Funds for the six-month period that ended November 30, 2016. During much of the period, modestly positive economic data influenced global stock, bond, and commodity markets. Late in the period, stocks moved higher and bond markets fell in reaction to global political events including the U.S. presidential election, efforts by the Organization of Petroleum Exporting Countries (OPEC) to increase oil prices, and interest-rate expectations.

The surprise Brexit vote rattled markets briefly before stocks rebounded.

Global investment markets trended lower at the end of June following the Brexit vote in the U.K. to leave the European Union (E.U.). The equity sell-off proved temporary. During July, better-than-expected corporate earnings, economic data, consumer confidence, and industrial output sent U.S. stocks higher.

Stocks drifted somewhat lower in the fall as the presidential campaign wore on toward the election. Following the November election, the S&P 500 Index1 reached several record all-time highs on its path to a 6.01% return for the six-month period that ended November 30, 2016. The Russell 2000® Index2 and S&P MidCap 400® Index3 delivered even more robust returns for the period at 15.37% and 9.93%, respectively.

International equity markets confronted challenging circumstances during the period.

During the period, political circumstances in countries outside of the U.S. challenged investor sentiment. In the U.K., a new prime minister took office following the Brexit vote and began setting the ground rules for the country’s exit from the E.U. In Brazil, the Senate removed the president from office, and the possibility of presidential impeachment due to a corruption scandal emerged in South Korea. The king of Thailand died. The French president lost a primary election and endorsed his rival. An attempted coup in Turkey, continued escalation of conflicts in Syria and Iraq, and North Korea’s testing of its nuclear weapons capabilities also caused uncertainty.

Throughout the period, economic and business data, while often uneven, appeared to be strengthening overall. After generating concern early in 2016, China’s economic growth demonstrated strength. The prime minister’s re-election in Japan offered the potential for new economic stimulus. India appointed a new central bank governor who many expected would continue the outgoing governor’s policies, which were considered effective. OPEC members agreed to production cuts intended to support increased prices for oil, which could benefit commodities markets that are economically important to many international developed and emerging markets. Developed international markets as measured by the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net)4 ended the period

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[3]	The S&P MidCap 400® Index measures the performance of the mid-size company segment of the U.S. market; this index is used by more than 95% of U.S. managers and pension plan sponsors. More than $25 billion is indexed to the S&P MidCap 400® Index. You cannot invest directly in an index.

[4]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Allocation Funds	3

1.25% lower. Stocks in emerging markets delivered an 8.42% gain for the period as measured by the MSCI Emerging Markets Index (Net).5

Fixed-income markets were volatile before the U.S. election and declined post-election.

Global fixed-income markets were volatile during the period, particularly following the U.S. election. Investors appeared to be anticipating U.S. interest-rate increases and waiting for clarity from central bank policymakers outside of the U.S. When investors expect interest rates to rise, they often seek higher yields on their investments to compensate for inflation’s eroding effect on real returns, tending to favor equities and high-yield bonds, for example, over investment-grade bonds.

Also, currency values in several European and Asian countries fell relative to the U.S. dollar during the period, restraining investor interest in foreign bond markets. While the Bloomberg Barclays U.S. Aggregate Bond Index6 suffered a 0.92% loss during the period, the 4.97% loss for the Bloomberg Barclays Global Aggregate ex-U.S. Dollar Bond Index7 reflects the relatively more difficult conditions for bonds outside of the U.S.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[5]	The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[6]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[7]	The Bloomberg Barclays Global Aggregate ex-U.S. Dollar Bond Index (formerly known as Barclays Global Aggregate ex-U.S. Dollar Bond Index) tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

4	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Growth Balanced Fund1

Investment objective

The Fund seeks total return, consisting of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for the affiliated master portfolios

Analytic Investors, LLC‡

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, LLC

Phocas Financial Corporation‡

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA®, FRM

Thomas C. Biwer, CFA®

Petros Bocray, CFA®, FRM

Aldo Ceccarelli, CFA®

Christian Chan, CFA®

Erik Sens, CFA®

Average annual total returns (%) as of November 30, 2016

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFGBX)	10-14-1998	(2.74)	8.49	4.16	3.20	9.78	4.78	1.35	1.20
Class B (NVGRX)*	10-1-1998	(2.56)	8.67	4.23	2.44	8.95	4.23	2.10	1.95
Class C (WFGWX)	10-1-1998	1.41	8.96	4.00	2.41	8.96	4.00	2.10	1.95
Administrator Class (NVGBX)	11-11-1994	–	–	–	3.47	10.05	5.04	1.27	0.95
Growth Balanced Blended Index[4]	–	–	–	–	5.28	9.42	5.76	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	2.17	2.43	4.27	–	–
MSCI EAFE Index (Net)[6]	–	–	–	–	(3.66)	5.62	0.72	–	–
Russell 1000® Growth Index[7]	–	–	–	–	4.22	14.14	8.24	–	–
Russell 1000® Value Index[8]	–	–	–	–	12.02	14.69	5.70	–	–
Russell 2000® Index[9]	–	–	–	–	12.08	13.98	6.81	–	–
S&P 500 Index[10]	–	–	–	–	8.06	14.45	6.89	–	–
*	At the close of business on December 5, 2016, existing Class B shareholders were converted to Class A shareholders. Effective December 6, 2016, Class B shares are no longer offered by the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 6.

Performance highlights (unaudited)	Wells Fargo Allocation Funds	5

Wells Fargo Growth Balanced Fund (continued)

Ten largest holdings (%) as of November 30, 2016[11]
Amazon.com Incorporated	1.20
Facebook Incorporated Class A	1.03
Microsoft Corporation	1.01
Alphabet Incorporated Class A	0.95
Apple Incorporated	0.85
Exxon Mobil Corporation	0.76
JPMorgan Chase & Company	0.75
Visa Incorporated Class A	0.66
Alphabet Incoporated Class C	0.65
Bank of America Corporation	0.57

Current target allocation as of November 30, 2016[12]

Neutral target allocation

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 6.

6	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Growth Balanced Fund (continued)

‡	Effective February 1, 2017, Analytic Investors, LLC replaced Phocas Financial Corporation as a subadviser.

[1]	The Fund is a gateway blended fund that invests all of its assets in two or more affiliated master portfolios of Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.51% in net expenses from affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired money market fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. All other acquired fund fees from the underlying affiliated master portfolios are included in the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	Source: Wells Fargo Funds Management, LLC. The Growth Balanced Blended Index is weighted 35% in the Bloomberg Barclays U.S. Aggregate Bond Index, 9.75% in the MSCI EAFE Index (Net), 16.25% in the Russell 1000® Growth Index, 16.25% in the Russell 1000® Value Index, 6.50% in the Russell 2000® Index and 16.25% in the S&P 500 Index. You cannot invest directly in an index.

[5]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[6]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[7]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[8]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[9]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[10]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[11]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[12]	Current target allocation includes the effect of any tactical futures overlay that may be in place. These amounts are subject to change and may have changed since the date specified.

This page is intentionally left blank.

8	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Moderate Balanced Fund1

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for the affiliated master portfolios

Analytic Investors, LLC‡

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, LLC

Phocas Financial Corporation‡

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA®, FRM

Thomas C. Biwer, CFA®

Petros Bocray, CFA®, FRM

Aldo Ceccarelli, CFA®

Christian Chan, CFA®

Erik Sens, CFA®

Average annual total returns (%) as of November 30, 2016

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFMAX)	1-30-2004	(2.97)	5.87	3.78	2.95	7.13	4.39	1.32	1.15
Class B (WMOBX)*	1-30-2004	(2.84)	6.01	3.84	2.16	6.32	3.84	2.07	1.90
Class C (WFBCX)	1-30-2004	1.15	6.33	3.60	2.15	6.33	3.60	2.07	1.90
Administrator Class (NVMBX)	11-11-1994	–	–	–	3.19	7.38	4.64	1.24	0.90
Moderate Balanced Blended Index[4]	–	–	–	–	3.93	6.42	4.89	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	2.17	2.43	4.27	–	–
Bloomberg Barclays U.S. Short Treasury 9-12 Months Index[6]	–	–	–	–	0.74	0.32	1.42	–	–
MSCI EAFE Index (Net)[7]	–	–	–	–	(3.66)	5.62	0.72	–	–
Russell 1000® Growth Index[8]	–	–	–	–	4.22	14.14	8.24	–	–
Russell 1000® Value Index[9]	–	–	–	–	12.02	14.69	5.70	–	–
Russell 2000® Index[10]	–	–	–	–	12.08	13.98	6.81	–	–
S&P 500 Index[11]	–	–	–	–	8.06	14.45	6.89	–	–
*	At the close of business on December 5, 2016, existing Class B shareholders were converted to Class A shareholders. Effective December 6, 2016, Class B shares are no longer offered by the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 10.

Performance highlights (unaudited)	Wells Fargo Allocation Funds	9

Wells Fargo Moderate Balanced Fund (continued)

Ten largest holdings (%) as of November 30, 2016[12]
U.S. Treasury Bond, 0.75%, 9-30-2018	0.75
Amazon.com Incorporated	0.74
FHLMC Series T-58 Class 4A, 7.5%, 9-25-2043	0.68
Facebook Incorporated Class A	0.64
Microsoft Corporation	0.62
Alphabet Incorporated Class A	0.59
FNMA Series 2002-W4 Class A4, 6.25%, 5-25-2042	0.54
Apple Incorporated	0.53
FNMA, 3.50%, 9-1-2032	0.47
Exxon Mobil Corporation	0.47

Current target allocation as of November 30, 2016[13]

Neutral target allocation

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 10.

10	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Moderate Balanced Fund (continued)

‡	Effective February 1, 2017, Analytic Investors, LLC replaced Phocas Financial Corporation as a subadviser.

[1]	The Fund is a gateway blended fund that invests all of its assets in two or more affiliated master portfolios of Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.47% in net expenses from affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired money market fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. All other acquired fund fees from the underlying affiliated master portfolios are included in the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	Source: Wells Fargo Funds Management, LLC. The Moderate Balanced Blended Index is weighted 45% in the Bloomberg Barclays U.S. Aggregate Bond Index, 15% in the Bloomberg Barclays U.S. Short Treasury 9-12 Months Index, 6% in the MSCI EAFE Index (Net), 10% in the Russell 1000® Growth Index, 10% in the Russell 1000® Value Index, 4% in the Russell 2000® Index and 10% in the S&P 500 Index. You cannot invest directly in an index.

[5]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[6]	The Bloomberg Barclays U.S. Short Treasury 9–12 Months Index (formerly known as Barclays U.S. Short Treasury 9–12 Months Index) is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero-coupon STRIPS. You cannot invest directly in an index.

[7]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[8]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[9]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[10]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[11]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[12]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[13]	Current target allocation includes the effect of any tactical futures overlay that may be in place. These amounts are subject to change and may have changed since the date specified.

Fund expenses (unaudited)	Wells Fargo Allocation Funds	11

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2016 to November 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Growth Balanced Fund	Beginning account value 6-1-2016	Ending account value 11-30-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,027.76	$6.08	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Class B
Actual	$1,000.00	$1,023.80	$9.87	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.25	$9.82	1.95%
Class C
Actual	$1,000.00	$1,023.84	$9.87	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.25	$9.82	1.95%
Administrator Class
Actual	$1,000.00	$1,028.79	$4.82	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80	0.95%
Wells Fargo Moderate Balanced Fund
Class A
Actual	$1,000.00	$1,016.88	$5.80	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%
Class B
Actual	$1,000.00	$1,013.20	$9.56	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%
Class C
Actual	$1,000.00	$1,013.15	$9.56	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%
Administrator Class
Actual	$1,000.00	$1,018.06	$4.54	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55	0.90%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

12	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

GROWTH BALANCED FUND

Security name				Value

Investment Companies: 99.90%

Affiliated Master Portfolios: 99.90%
Wells Fargo C&B Large Cap Value Portfolio				$13,108,968
Wells Fargo Core Bond Portfolio				15,976,020
Wells Fargo Diversified Large Cap Growth Portfolio				38,057,281
Wells Fargo Emerging Growth Portfolio				3,879,679
Wells Fargo Index Portfolio				38,974,062
Wells Fargo International Growth Portfolio				10,789,023
Wells Fargo International Value Portfolio				11,323,065
Wells Fargo Large Company Value Portfolio				26,340,516
Wells Fargo Managed Fixed Income Portfolio				56,002,123
Wells Fargo Real Return Portfolio				8,057,134
Wells Fargo Small Company Growth Portfolio				3,906,658
Wells Fargo Small Company Value Portfolio				8,037,362

Total Investment Companies (Cost $209,305,894)				234,451,891

	Yield	Maturity date	Principal

Short-Term Investments: 0.09%

U.S. Treasury Securities: 0.09%
U.S. Treasury Bill #(z)	0.00%	12-1-2016	$104,000	104,000
U.S. Treasury Bill #(z)	0.34	12-29-2016	104,000	103,971

Total Short-Term Investments (Cost $207,971)				207,971

Total investments in securities (Cost $209,513,865) *	99.99%	234,659,862
Other assets and liabilities, net	0.01	14,328

Total net assets	100.00%	$234,674,190

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $210,486,901and unrealized gains (losses) consists of:

Gross unrealized gains	$24,172,961
Gross unrealized losses	0

Net unrealized gains	$24,172,961

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	13

MODERATE BALANCED FUND

Security name				Value

Investment Companies: 99.88%

Affiliated Master Portfolios: 99.88%
Wells Fargo C&B Large Cap Value Portfolio				$6,469,695
Wells Fargo Core Bond Portfolio				16,493,252
Wells Fargo Diversified Large Cap Growth Portfolio				18,645,994
Wells Fargo Emerging Growth Portfolio				1,941,068
Wells Fargo Index Portfolio				19,174,378
Wells Fargo International Growth Portfolio				5,369,360
Wells Fargo International Value Portfolio				5,588,877
Wells Fargo Large Company Value Portfolio				12,950,036
Wells Fargo Managed Fixed Income Portfolio				57,779,470
Wells Fargo Real Return Portfolio				8,294,425
Wells Fargo Small Company Growth Portfolio				1,942,066
Wells Fargo Small Company Value Portfolio				3,973,332
Wells Fargo Stable Income Portfolio				27,799,995

Total Investment Companies (Cost $176,307,213)				186,421,948

	Yield	Maturity date	Principal

Short-Term Investments: 0.09%

U.S. Treasury Securities: 0.09%
U.S. Treasury Bill #(z)	0.00%	12-1-2016	$83,000	83,000
U.S. Treasury Bill #(z)	0.34	12-29-2016	83,000	82,977

Total Short-Term Investments (Cost $165,977)				165,977

Total investments in securities (Cost $176,473,190) *	99.97%	186,587,925
Other assets and liabilities, net	0.03	52,222

Total net assets	100.00%	$186,640,147

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $175,642,936 and unrealized gains (losses) consists of:

Gross unrealized gains	$10,944,989
Gross unrealized losses	0

Net unrealized gains	$10,944,989

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Allocation Funds	Statements of assets and liabilities—November 30, 2016 (unaudited)

	Growth Balanced Fund	Moderate Balanced Fund

Assets
Investments
In affiliated Master Portfolios, at value (see cost below)	$234,451,891	$186,421,948
In unaffiliated securities, at value (see cost below)	207,971	165,977

Total investments, at value (see cost below)	234,659,862	186,587,925
Receivable for Fund shares sold	235,993	294,906
Receivable for daily variation margin on open futures contracts	40,375	32,063
Receivable from manager	0	553
Prepaid expenses and other assets	50,268	30,598

Total assets	234,986,498	186,946,045

Liabilities
Payable for investments purchased	103,971	82,977
Payable for Fund shares redeemed	76,940	123,824
Management fee payable	6,098	0
Distribution fees payable	9,799	8,266
Administration fees payable	30,218	23,167
Shareholder report expenses payable	22,088	15,519
Shareholder servicing fees payable	48,189	38,026
Accrued expenses and other liabilities	15,005	14,119

Total liabilities	312,308	305,898

Total net assets	$234,674,190	$186,640,147

NET ASSETS CONSIST OF
Paid-in capital	$338,304,836	$169,454,530
Undistributed net investment income	4,165,190	2,350,731
Accumulated net realized gains (losses) on investments	(132,956,104)	4,708,818
Net unrealized gains on investments	25,160,268	10,126,068

Total net assets	$234,674,190	$186,640,147

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$62,866,456	$36,348,880
Shares outstanding – Class A1	1,529,681	1,588,027
Net asset value per share – Class A	$41.10	$22.89
Maximum offering price per share – Class A2	$43.61	$24.29
Net assets – Class B	$145,853	$88,295
Shares outstanding – Class B1	3,989	3,821
Net asset value per share – Class B	$36.56	$23.11
Net assets – Class C	$15,738,926	$13,436,513
Shares outstanding – Class C1	441,447	601,409
Net asset value per share – Class C	$35.65	$22.34
Net assets – Administrator Class	$155,922,955	$136,766,459
Shares outstanding – Administrator Class[1]	4,235,567	5,917,491
Net asset value per share – Administrator Class	$36.81	$23.11

Investments in affiliated Master Portfolios, at cost	$209,305,894	$176,307,213

Investments in unaffiliated securities, at cost	$207,971	$165,977

Total investments, at cost	$209,513,865	$176,473,190

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	15

	Growth Balanced Fund	Moderate Balanced Fund

Investment income
Dividends allocated from affiliated Master Portfolios*	$1,451,115	$711,639
Interest allocated from affiliated Master Portfolios**	1,330,075	1,594,977
Securities lending income allocated from affiliated Master Portfolios	35,741	19,562
Interest	220	176
Expenses allocated from affiliated Master Portfolios	(724,766)	(552,252)
Waivers allocated from affiliated Master Portfolios	69,403	85,184

Total investment income	2,161,788	1,859,286

Expenses
Management fee	383,283	299,822
Administration fees
Class A	68,324	38,460
Class B	173	120
Class C	16,964	13,966
Administrator Class	113,185	97,394
Shareholder servicing fees
Class A	81,338	45,786
Class B	206	143
Class C	20,195	16,626
Administrator Class	217,664	187,051
Distribution fees
Class B	619	430
Class C	60,585	49,878
Custody and accounting fees	5,530	4,663
Professional fees	13,566	15,681
Registration fees	33,597	30,753
Shareholder report expenses	34,377	30,442
Trustees’ fees and expenses	8,727	11,194
Other fees and expenses	5,047	4,901

Total expenses	1,063,380	847,310
Less: Fee waivers and/or expense reimbursements	(342,070)	(302,049)

Net expenses	721,310	545,261

Net investment income	1,440,478	1,314,025

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Securities transactions allocated from affiliated Master Portfolios	5,967,198	3,060,537
Futures transactions	443,163	339,882

Net realized gains on investments	6,410,361	3,400,419

Net change in unrealized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolios	(922,550)	(1,110,589)
Futures transactions	44,546	34,670

Net change in unrealized gains (losses) on investments	(878,004)	(1,075,919)

Net realized and unrealized gains (losses) on investments	5,532,357	2,324,500

Net increase in net assets resulting from operations	$6,972,835	$3,638,525

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$40,291	$19,798
** Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$124	$121

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Allocation Funds	Statements of changes in net assets

	Growth Balanced Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016

Operations
Net investment income		$1,440,478		$3,105,608
Net realized gains on investments		6,410,361		5,629,076
Net change in unrealized gains (losses) on investments		(878,004)		(11,392,210)

Net increase (decrease) in net assets resulting from operations		6,972,835		(2,657,526)

Distributions to shareholders from
Net investment income
Class A		0		(542,593)
Class C		0		(61,467)
Administrator Class		0		(2,115,400)

Total distributions to shareholders		0		(2,719,460)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	70,252	2,856,259	302,429	11,925,156
Class B	238	8,516	6,666	229,343
Class C	9,879	349,079	129,397	4,455,113
Administrator Class	271,750	9,869,214	668,947	23,470,005

		13,083,068		40,079,617

Reinvestment of distributions
Class A	0	0	13,763	533,044
Class C	0	0	1,662	56,244
Administrator Class	0	0	60,923	2,108,567

		0		2,697,855

Payment for shares redeemed
Class A	(187,541)	(7,620,723)	(243,456)	(9,569,788)
Class B	(935)	(34,184)	(6,490)	(227,822)
Class C	(34,326)	(1,218,072)	(67,904)	(2,314,573)
Administrator Class	(947,545)	(34,482,046)	(809,000)	(28,424,055)

		(43,355,025)		(40,536,238)

Net increase (decrease) in net assets resulting from capital share transactions		(30,271,957)		2,241,234

Total decrease in net assets		(23,299,122)		(3,135,752)

Net assets
Beginning of period		257,973,312		261,109,064

End of period		$234,674,190		$257,973,312

Undistributed net investment income		$4,165,190		$2,724,712

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	17

	Moderate Balanced Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016

Operations
Net investment income		$1,314,025		$2,606,971
Net realized gains on investments		3,400,419		3,030,846
Net change in unrealized gains (losses) on investments		(1,075,919)		(4,259,791)

Net increase in net assets resulting from operations		3,638,525		1,378,026

Distributions to shareholders from
Net investment income
Class A		0		(297,818)
Class B		0		(182)
Class C		0		(67,037)
Administrator Class		0		(2,056,183)
Net realized gains
Class A		0		(935,192)
Class B		0		(5,343)
Class C		0		(325,466)
Administrator Class		0		(5,453,616)

Total distributions to shareholders		0		(9,140,837)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	262,991	6,006,745	1,014,195	22,691,852
Class B	0	0	5,573	125,768
Class C	98,724	2,209,474	408,018	8,992,522
Administrator Class	533,850	12,307,924	1,214,117	27,655,326

		20,524,143		59,465,468

Reinvestment of distributions
Class A	0	0	53,460	1,186,272
Class B	0	0	203	4,571
Class C	0	0	15,738	342,627
Administrator Class	0	0	327,107	7,317,656

		0		8,851,126

Payment for shares redeemed
Class A	(274,085)	(6,277,612)	(350,307)	(7,888,089)
Class B	(2,873)	(66,881)	(7,820)	(179,801)
Class C	(64,197)	(1,434,845)	(117,584)	(2,583,589)
Administrator Class	(1,529,240)	(35,305,251)	(1,089,111)	(24,830,085)

		(43,084,589)		(35,481,564)

Net increase (decrease) in net assets resulting from capital share transactions		(22,560,446)		32,835,030

Total increase (decrease) in net assets		(18,921,921)		25,072,219

Net assets
Beginning of period		205,562,068		180,489,849

End of period		$186,640,147		$205,562,068

Undistributed net investment income		$2,350,731		$1,036,706

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Allocation Funds	Financial highlights

Growth Balanced Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2016 (unaudited)	$39.99	0.18	[4]	0.93	0.00	$41.10
Year ended May 31, 2016	$40.80	0.46		(0.94)	(0.33)	$39.99
Year ended May 31, 2015	$37.96	0.36		2.65	(0.17)	$40.80
Year ended May 31, 2014	$33.35	0.35		4.60	(0.34)	$37.96
Year ended May 31, 2013	$27.77	0.32		5.70	(0.44)	$33.35
Year ended May 31, 2012	$29.34	0.39	[4]	(1.73)	(0.23)	$27.77
Class B
Six months ended November 30, 2016 (unaudited)	$35.71	0.05	[4]	0.80	0.00	$36.56
Year ended May 31, 2016	$36.39	0.13	[4]	(0.81)	0.00	$35.71
Year ended May 31, 2015	$33.97	0.06	[4]	2.36	0.00	$36.39
Year ended May 31, 2014	$29.84	0.08	[4]	4.10	(0.05)	$33.97
Year ended May 31, 2013	$24.80	0.12	[4]	5.05	(0.13)	$29.84
Year ended May 31, 2012	$26.17	0.15	[4]	(1.52)	0.00	$24.80
Class C
Six months ended November 30, 2016 (unaudited)	$34.82	0.05	[4]	0.78	0.00	$35.65
Year ended May 31, 2016	$35.63	0.12	[4]	(0.79)	(0.14)	$34.82
Year ended May 31, 2015	$33.33	0.08	[4]	2.30	(0.08)	$35.63
Year ended May 31, 2014	$29.38	0.10	[4]	4.00	(0.15)	$33.33
Year ended May 31, 2013	$24.52	0.13	[4]	4.98	(0.25)	$29.38
Year ended May 31, 2012	$25.94	0.16	[4]	(1.53)	(0.05)	$24.52
Administrator Class
Six months ended November 30, 2016 (unaudited)	$35.78	0.41		0.62	0.00	$36.81
Year ended May 31, 2016	$36.54	0.49		(0.82)	(0.43)	$35.78
Year ended May 31, 2015	$33.98	0.45		2.32	(0.21)	$36.54
Year ended May 31, 2014	$29.89	0.41	[4]	4.10	(0.42)	$33.98
Year ended May 31, 2013	$24.93	0.65	[4]	4.82	(0.51)	$29.89
Year ended May 31, 2012	$26.39	0.41	[4]	(1.57)	(0.30)	$24.93

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six month ended November 30, 2016 (unaudited)	Year ended May 31
		2016	2015	2014	2013	2012
Class A	0.51%	0.51%	0.51%	0.51%	0.50%	0.49%
Class B	0.50	0.50	0.51	0.51	0.50	0.49
Class C	0.51	0.50	0.51	0.51	0.50	0.49
Administrator Class	0.51	0.50	0.51	0.51	0.50	0.49

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Allocation Funds	19

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.01%	1.35%	1.20%	2.78%	40%	$62,866
1.10%	1.35%	1.20%	(1.14)%	79%	$65,866
0.97%	1.40%	1.20%	7.94%	75%	$64,223
1.05%	1.39%	1.20%	14.87%	77%	$61,117
1.23%	1.39%	1.20%	21.85%	80%	$55,777
1.40%	1.36%	1.20%	(4.53)%	107%	$49,403

0.26%	2.09%	1.95%	2.38%	40%	$146
0.36%	2.09%	1.95%	(1.87)%	79%	$167
0.18%	2.14%	1.95%	7.12%	75%	$164
0.25%	2.14%	1.95%	14.00%	77%	$476
0.45%	2.12%	1.95%	20.91%	80%	$970
0.61%	2.10%	1.95%	(5.23)%	107%	$1,704

0.26%	2.10%	1.95%	2.38%	40%	$15,739
0.36%	2.10%	1.95%	(1.88)%	79%	$16,225
0.22%	2.15%	1.95%	7.13%	75%	$14,349
0.31%	2.14%	1.95%	13.99%	77%	$12,637
0.48%	2.14%	1.95%	20.97%	80%	$9,326
0.65%	2.11%	1.95%	(5.26)%	107%	$7,656

1.25%	1.27%	0.95%	2.88%	40%	$155,923
1.35%	1.27%	0.95%	(0.86)%	79%	$175,715
1.22%	1.24%	0.95%	8.16%	75%	$182,373
1.29%	1.23%	0.95%	15.16%	77%	$175,094
1.47%	1.22%	0.95%	22.18%	80%	$175,142
1.64%	1.20%	0.95%	(4.30)%	107%	$220,021

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Allocation Funds	Financial highlights

Moderate Balanced Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2016 (unaudited)	$22.51	0.13		0.25	0.00	0.00	$22.89
Year ended May 31, 2016	$23.57	0.28	[4]	(0.23)	(0.26)	(0.85)	$22.51
Year ended May 31, 2015	$23.19	0.32		1.01	(0.44)	(0.51)	$23.57
Year ended May 31, 2014	$21.21	0.29	[4]	1.82	(0.13)	0.00	$23.19
Year ended May 31, 2013	$18.84	0.21		2.50	(0.34)	0.00	$21.21
Year ended May 31, 2012	$19.64	0.32		(0.54)	(0.58)	0.00	$18.84
Class B
Six months ended November 30, 2016 (unaudited)	$22.81	0.05	[4]	0.25	0.00	0.00	$23.11
Year ended May 31, 2016	$23.81	0.11	[4]	(0.23)	(0.03)	(0.85)	$22.81
Year ended May 31, 2015	$23.16	0.09	[4]	1.07	0.00	(0.51)	$23.81
Year ended May 31, 2014	$21.25	0.11	[4]	1.83	(0.03)	0.00	$23.16
Year ended May 31, 2013	$18.86	0.13	[4]	2.43	(0.17)	0.00	$21.25
Year ended May 31, 2012	$19.58	0.18	[4]	(0.53)	(0.37)	0.00	$18.86
Class C
Six months ended November 30, 2016 (unaudited)	$22.05	0.05	[4]	0.24	0.00	0.00	$22.34
Year ended May 31, 2016	$23.18	0.11	[4]	(0.23)	(0.16)	(0.85)	$22.05
Year ended May 31, 2015	$22.79	0.09	[4]	1.04	(0.23)	(0.51)	$23.18
Year ended May 31, 2014	$20.96	0.12	[4]	1.80	(0.09)	0.00	$22.79
Year ended May 31, 2013	$18.63	0.11		2.42	(0.20)	0.00	$20.96
Year ended May 31, 2012	$19.45	0.18	[4]	(0.53)	(0.47)	0.00	$18.63
Administrator Class
Six months ended November 30, 2016 (unaudited)	$22.70	0.22		0.19	0.00	0.00	$23.11
Year ended May 31, 2016	$23.75	0.32		(0.21)	(0.31)	(0.85)	$22.70
Year ended May 31, 2015	$23.38	0.33	[4]	1.07	(0.52)	(0.51)	$23.75
Year ended May 31, 2014	$21.36	0.38		1.79	(0.15)	0.00	$23.38
Year ended May 31, 2013	$18.96	0.41		2.38	(0.39)	0.00	$21.36
Year ended May 31, 2012	$19.77	0.40		(0.58)	(0.63)	0.00	$18.96

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six month ended November 30, 2016 (unaudited)	Year ended May 31
		2016	2015	2014	2013	2012
Class A	0.47%	0.47%	0.47%	0.46%	0.46%	0.45%
Class B	0.46	0.46	0.47	0.46	0.46	0.45
Class C	0.47	0.47	0.47	0.46	0.46	0.45
Administrator Class	0.47	0.47	0.47	0.46	0.46	0.45

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Allocation Funds	21

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.18%	1.33%	1.15%	1.69%	43%	$36,349
1.26%	1.32%	1.15%	0.34%	87%	$35,993
1.14%	1.36%	1.15%	5.87%	84%	$20,782
1.29%	1.36%	1.15%	9.94%	89%	$18,169
1.41%	1.36%	1.15%	14.57%	86%	$10,344
1.68%	1.33%	1.15%	(0.93)%	115%	$9,935

0.42%	2.06%	1.90%	1.32%	43%	$88
0.48%	2.06%	1.90%	(0.43)%	87%	$153
0.38%	2.10%	1.90%	5.07%	84%	$208
0.50%	2.11%	1.90%	9.15%	89%	$380
0.65%	2.11%	1.90%	13.65%	86%	$613
0.94%	2.08%	1.90%	(1.66)%	115%	$807

0.43%	2.08%	1.90%	1.32%	43%	$13,437
0.51%	2.07%	1.90%	(0.44)%	87%	$12,501
0.40%	2.11%	1.90%	5.06%	84%	$6,042
0.54%	2.11%	1.90%	9.15%	89%	$4,469
0.66%	2.11%	1.90%	13.65%	86%	$2,576
0.92%	2.08%	1.90%	(1.67)%	115%	$2,319

1.43%	1.24%	0.90%	1.81%	43%	$136,766
1.48%	1.23%	0.90%	0.59%	87%	$156,915
1.39%	1.20%	0.90%	6.13%	84%	$153,457
1.52%	1.20%	0.90%	10.18%	89%	$144,248
1.66%	1.20%	0.90%	14.81%	86%	$146,729
1.92%	1.17%	0.90%	(0.66)%	115%	$172,587

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Growth Balanced Fund (“Growth Balanced Fund”) and Wells Fargo Moderate Balanced Fund (“Moderate Balanced Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund seeks to achieve its investment objective by investing all investable assets in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the six months ended November 30, 2016 are included in this report and should be read in conjunction with each Fund’s financial statements. As of November 30, 2016, the Funds own the following percentages of the affiliated Master Portfolios:

	Growth Balanced Fund		Moderate Balanced Fund
Wells Fargo C&B Large Cap Value Portfolio	4%		2%
Wells Fargo Core Bond Portfolio	0	*	0	*
Wells Fargo Diversified Large Cap Growth Portfolio	36		18
Wells Fargo Emerging Growth Portfolio	0	*	0	*
Wells Fargo Index Portfolio	2		1
Wells Fargo International Growth Portfolio	8		4
Wells Fargo International Value Portfolio	2		1
Wells Fargo Large Company Value Portfolio	35		17
Wells Fargo Managed Fixed Income Portfolio	49		51
Wells Fargo Real Return Portfolio	11		11
Wells Fargo Small Company Growth Portfolio	0	*	0	*
Wells Fargo Small Company Value Portfolio	4		2
Wells Fargo Stable Income Portfolio	N/A		100

*	The amount owned is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	23

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

Each Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each Fund and each affiliated Master Portfolio. Realized gains or losses in each Fund and each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Fund and each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

24	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of May 31, 2016, Growth Balanced Fund had capital loss carryforwards that are available to offset future net realized capital gains in the amount of $137,481,627 with $54,903,400 expiring in 2017 and $82,578,227 expiring in 2018.

As of May 31, 2016, Growth Balanced Fund had current year deferred post-October capital losses of $1,137,602, which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of November 30, 2016:

Growth Balanced Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Short-term investments
U.S. Treasury securities	$207,971	$0	$0	$207,971
Investments measured at net asset value*				234,451,891
	207,971	0	0	234,659,862
Futures contracts	40,375	0	0	40,375
Total assets	$248,346	$0	$0	$234,700,237

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. At November 30, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) were valued at $234,451,891. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	25

Moderate Balanced Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Short-term investments
U.S. Treasury securities	$165,977	$0	$0	$165,977
Investments measured at net asset value*				186,421,948
	165,977	0	0	186,587,925
Futures contracts	32,063	0	0	32,063
Total assets	$198,040	$0	$0	$186,619,988

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. At November 30, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) were valued at $186,421,948. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Funds recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2016, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Stable Income Portfolio	Seeks current income consistent with capital preservation

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.30% and declining to 0.22% as the average daily net assets of each Fund increase. For the six months ended November 30, 2016, the management fee was equivalent to an annual rate of 0.30% of each Fund’s average daily net assets.

26	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of each Fund increase.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Administrator Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through September 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Administrator Class
Growth Balanced Fund	1.20%	1.95%	1.95%	0.95%
Moderate Balanced Fund	1.15	1.90	1.90	0.90

Net expenses from affiliated Master Portfolios are included in the expense caps. After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended November 30, 2016, Funds Distributor received the following amounts in front-end sales charges.

Class A
Growth Balanced Fund	$5,693
Moderate Balanced Fund	3,747

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of each applicable Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	27

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2016 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Growth Balanced Fund	$43,170,349	$61,338,206	$39,867,246	$67,135,999
Moderate Balanced Fund	47,211,185	42,001,414	45,858,380	42,691,597

*	The Funds seek to achieve their investment objective by investing all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of unaffiliated securities in which the Funds invest are actual purchases and sale of those securities.

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2016, the Funds entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At November 30, 2016, the Funds had short futures contracts outstanding as follows:

	Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2016	Unrealized gains
Growth Balanced Fund	3-22-2017	Goldman Sachs	68 Short	10-Year U.S. Treasury Notes	$8,467,063	$14,271
Moderate Balanced Fund	3-22-2017	Goldman Sachs	54 Short	10-Year U.S. Treasury Notes	6,723,844	11,333

The Funds had an average notional amounts in futures contracts during the six months ended November 30, 2016 as follows:

Short contracts
Growth Balanced Fund	$2,393,813
Moderate Balanced Fund	2,930,912

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2016 was as follows for Growth Balanced Fund:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Interest rate risk	Receivable for daily variation margin on open futures contracts	$40,375	*	Payable for daily variation margin on open futures contracts	$0	*

*	Only the current day’s variation margin as of November 30, 2016 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended November 30, 2016 was as follows for Growth Balanced Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate risk	$281,950	$44,546
Equity risk	161,213	0
	$443,163	$44,546

28	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

The fair value of derivative instruments as of November 30, 2016 was as follows for Moderate Balanced Fund:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Interest rate risk	Receivable for daily variation margin on open futures contracts	$32,063	*	Payable for daily variation margin on open futures contracts	$0	*

*	Only the current day’s variation margin as of November 30, 2016 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended November 30, 2016 was as follows for Moderate Balanced Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate risk	$212,609	$34,670
Equity risk	127,273	0
	$339,882	$34,670

For certain types of derivative transactions, the Funds have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allow the Funds to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between each Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Growth Balanced Fund	Futures – variation margin	Goldman Sachs	$40,375	$0	$0	$40,375
Moderate Balanced Fund	Futures – variation margin	Goldman Sachs	32,063	0	0	32,063

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the sixth months ended November 30, 2016, there were no borrowings by Funds under the agreement.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	29

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

10. SUBSEQUENT DISTRIBUTIONS

On December 16, 2016, Funds declared distributions from net investment income gains to shareholders of record on December 15, 2016. The per share amounts payable on December 19, 2016 were as follows:

	Growth Balanced Fund	Moderate Balanced Fund
Net investment income
Class A	$0.42382	$0.29254
Class C	0.18603	0.13777
Administrator Class	0.52814	0.34776

On December 7, 2016, Moderate Balanced Funds declared distributions from capital gains to shareholders of record on December 6, 2016. The per share amounts payable on December 8, 2016 were as follows:

	Short term capital gains	Long term capital gains
Class A	$0.07504	$0.29175
Class C	0.07504	0.29175
Administrator Class	0.07504	0.29175

30	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.20%

Consumer Discretionary: 13.25%

Hotels, Restaurants & Leisure: 3.14%
Brinker International Incorporated «	86,707	$4,605,009
Carnival Corporation	119,800	6,158,918

		10,763,927

Household Durables: 1.56%
Whirlpool Corporation	32,900	5,344,276

Media: 5.50%
Omnicom Group Incorporated	113,146	9,836,913
Twenty-First Century Fox Incorporated Class A	321,351	9,033,177

		18,870,090

Specialty Retail: 0.39%
Tiffany & Company	16,480	1,359,270

Textiles, Apparel & Luxury Goods: 2.66%
Gildan Activewear Incorporated	335,432	9,120,396

Consumer Staples: 5.55%

Beverages: 1.81%
Diageo plc ADR «	61,320	6,208,037

Personal Products: 2.32%
Unilever NV ADR	199,349	7,940,071

Tobacco: 1.42%
Philip Morris International	55,300	4,881,884

Energy: 5.60%

Oil, Gas & Consumable Fuels: 5.60%
Chevron Corporation	34,400	3,837,664
Exxon Mobil Corporation	90,400	7,891,920
World Fuel Services Corporation	168,323	7,483,641

		19,213,225

Financials: 25.42%

Banks: 7.92%
Bank of America Corporation	359,850	7,600,032
JPMorgan Chase & Company	136,700	10,959,239
PNC Financial Services Group Incorporated	78,000	8,622,120

		27,181,391

Capital Markets: 2.85%
State Street Corporation	124,200	9,786,960

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	31

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Consumer Finance: 2.13%
American Express Company	101,200	$7,290,448

Diversified Financial Services: 2.41%
Berkshire Hathaway Incorporated Class B †	52,440	8,256,154

Insurance: 10.11%
Chubb Limited	54,900	7,027,200
FNF Group	263,600	8,419,384
RenaissanceRe Holdings Limited	79,290	10,352,102
The Progressive Corporation	266,100	8,861,130

		34,659,816

Health Care: 14.15%

Health Care Equipment & Supplies: 4.02%
Abbott Laboratories	234,200	8,915,994
Becton Dickinson & Company	28,800	4,870,080

		13,786,074

Health Care Providers & Services: 7.39%
Cardinal Health Incorporated	94,440	6,706,184
Laboratory Corporation of America Holdings †	85,650	10,779,053
UnitedHealth Group Incorporated	49,615	7,855,047

		25,340,284

Pharmaceuticals: 2.74%
Allergan plc	18,100	3,516,830
Johnson & Johnson	53,015	5,900,570

		9,417,400

Industrials: 17.04%

Aerospace & Defense: 2.17%
Rockwell Collins Incorporated	80,367	7,451,628

Air Freight & Logistics: 2.08%
United Parcel Service Incorporated Class B	61,500	7,129,080

Electrical Equipment: 4.03%
AMETEK Incorporated	107,900	5,109,065
Eaton Corporation plc	131,200	8,726,112

		13,835,177

Industrial Conglomerates: 1.28%
3M Company	25,600	4,396,544

Machinery: 4.44%
Donaldson Company Incorporated	181,000	7,341,360
Parker-Hannifin Corporation	56,771	7,887,195

		15,228,555

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security name		Shares	Value

Trading Companies & Distributors: 3.04%
AerCap Holdings NV †		243,100	$10,416,835

Information Technology: 8.91%

Electronic Equipment, Instruments & Components: 1.00%
TE Connectivity Limited		50,500	3,415,820

IT Services: 5.73%
Alliance Data Systems Corporation		34,988	8,004,555
Cognizant Technology Solutions Corporation Class A †		134,800	7,424,784
The Western Union Company		199,900	4,203,897

			19,633,236

Semiconductors & Semiconductor Equipment: 2.18%
Linear Technology Corporation		119,800	7,491,094

Materials: 5.67%

Chemicals: 2.14%
Axalta Coating Systems Limited †		278,550	7,359,291

Containers & Packaging: 3.53%
Ball Corporation		67,800	5,089,069
Crown Holdings Incorporated †		128,900	7,010,871

			12,099,940

Real Estate: 1.61%

Real Estate Management & Development: 1.61%
CBRE Group Incorporated Class A †		189,600	5,505,981

Total Common Stocks (Cost $252,599,693)			333,382,884

	Yield

Short-Term Investments: 5.28%

Investment Companies: 5.28%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%	6,884,213	6,884,901
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31	11,232,148	11,232,148

Total Short-Term Investments (Cost $18,117,000)			18,117,049

Total investments in securities (Cost $270,716,693) *	102.48%	351,499,933
Other assets and liabilities, net	(2.48)	(8,502,706)

Total net assets	100.00%	$342,997,227

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $271,791,273 and unrealized gains (losses) consists of:

Gross unrealized gains	$82,237,521
Gross unrealized losses	(2,528,861)

Net unrealized gains	$79,708,660

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	33

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.53%

Consumer Discretionary: 20.20%

Auto Components: 0.03%
Delphi Automotive plc	570	$36,480

Distributors: 0.19%
LKQ Corporation †	6,270	205,844

Hotels, Restaurants & Leisure: 2.88%
Marriott International Incorporated Class A	2,930	230,825
Starbucks Corporation	35,748	2,072,312
Yum China Holdings Incorporated †	220	6,186
Yum! Brands Incorporated	11,620	736,592

		3,045,915

Internet & Direct Marketing Retail: 6.19%
Amazon.com Incorporated †	7,980	5,989,549
The Priceline Group Incorporated †	380	571,398

		6,560,947

Media: 1.00%
Charter Communications Incorporated Class A †	3,500	963,585
The Walt Disney Company	940	93,173

		1,056,758

Multiline Retail: 2.30%
Dollar Tree Incorporated †	27,590	2,432,334

Specialty Retail: 6.09%
Burlington Stores Incorporated †	2,560	225,075
O’Reilly Automotive Incorporated †	7,210	1,979,145
The Home Depot Incorporated	20,440	2,644,936
The TJX Companies Incorporated	11,140	872,708
Tractor Supply Company	6,730	505,221
ULTA Salon Cosmetics & Fragrance Incorporated †	880	228,360

		6,455,445

Textiles, Apparel & Luxury Goods: 1.52%
Nike Incorporated Class B	12,510	626,376
Under Armour Incorporated Class A «	10,670	328,636
Under Armour Incorporated Class C †	3,215	82,883
VF Corporation	10,480	571,265

		1,609,160

Consumer Staples: 5.26%

Beverages: 2.39%
Constellation Brands Incorporated Class A	7,900	1,194,006
Monster Beverage Corporation †	18,360	821,610
The Coca-Cola Company	12,640	510,024

		2,525,640

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Food & Staples Retailing: 0.95%
Costco Wholesale Corporation	6,730	$1,010,240

Household Products: 0.50%
Colgate-Palmolive Company	8,150	531,625

Personal Products: 0.95%
The Estee Lauder Companies Incorporated Class A	12,930	1,004,661

Tobacco: 0.47%
Reynolds American Incorporated	9,250	500,425

Energy: 1.68%

Energy Equipment & Services: 0.38%
Schlumberger Limited	4,850	407,643

Oil, Gas & Consumable Fuels: 1.30%
Concho Resources Incorporated †	8,620	1,232,832
EOG Resources Incorporated	1,210	124,049
Extraction Oil & Gas Incorporated †	753	17,718

		1,374,599

Financials: 2.17%

Capital Markets: 2.17%
Goldman Sachs Group Incorporated	660	144,731
Intercontinental Exchange Incorporated	16,200	897,480
S&P Global Incorporated	4,810	572,342
TD Ameritrade Holding Corporation	4,220	173,062
The Charles Schwab Corporation	13,160	508,766

		2,296,381

Health Care: 12.84%

Biotechnology: 6.97%
Alexion Pharmaceuticals Incorporated †	3,740	458,487
Amgen Incorporated	2,500	360,175
Biogen Incorporated †	700	205,849
BioMarin Pharmaceutical Incorporated †	12,020	1,029,273
Celgene Corporation †	25,510	3,023,190
Incyte Corporation	5,570	569,755
Regeneron Pharmaceuticals Incorporated †	2,950	1,118,758
Tesaro Incorporated «†	1,180	160,114
Vertex Pharmaceuticals Incorporated †	5,610	457,832

		7,383,433

Health Care Equipment & Supplies: 2.41%
Baxter International Incorporated	13,380	593,671
Boston Scientific Corporation †	26,200	536,052
Danaher Corporation	7,650	598,001
Edwards Lifesciences Corporation †	1,530	126,761
Intuitive Surgical Incorporated †	1,090	701,677

		2,556,162

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	35

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Health Care Providers & Services: 2.24%
Acadia Healthcare Company Incorporated «†	23,230	$882,972
UnitedHealth Group Incorporated	8,460	1,339,387
VCA Incorporated †	2,430	152,118

		2,374,477

Pharmaceuticals: 1.22%
Eli Lilly & Company	3,070	206,058
Zoetis Incorporated	21,522	1,084,278

		1,290,336

Industrials: 9.54%

Aerospace & Defense: 0.66%
The Boeing Company	4,610	694,082

Air Freight & Logistics: 0.90%
FedEx Corporation	2,900	555,843
United Parcel Service Incorporated Class B	3,440	398,765

		954,608

Airlines: 0.11%
Southwest Airlines Company	2,443	113,868

Building Products: 0.70%
Johnson Controls International plc	16,538	743,879

Commercial Services & Supplies: 2.11%
KAR Auction Services Incorporated	18,011	759,344
Waste Connections Incorporated	19,303	1,475,521

		2,234,865

Electrical Equipment: 0.73%
Acuity Brands Incorporated	1,760	442,482
Rockwell Automation Incorporated	2,500	334,275

		776,757

Industrial Conglomerates: 0.81%
3M Company	3,480	597,655
Honeywell International Incorporated	2,290	260,923

		858,578

Machinery: 0.35%
Fortive Corporation	6,805	374,207

Road & Rail: 3.17%
Kansas City Southern	10,610	941,213
Norfolk Southern Corporation	5,470	582,336
Union Pacific Corporation	18,090	1,833,060

		3,356,609

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Information Technology: 43.41%

Communications Equipment: 1.01%
Harris Corporation	7,180	$743,561
Palo Alto Networks Incorporated †	2,470	331,894

		1,075,455

Internet Software & Services: 13.69%
Alphabet Incorporated Class A †	6,574	5,100,635
Alphabet Incorporated Class C †	2,764	2,095,223
CoStar Group Incorporated †	1,340	256,087
eBay Incorporated †	31,680	881,021
Facebook Incorporated Class A †	45,210	5,353,768
MercadoLibre Incorporated	890	140,460
Tencent Holdings Limited ADR	27,150	677,121

		14,504,315

IT Services: 9.63%
Accenture plc Class A	7,300	871,839
Fidelity National Information Services Incorporated	14,360	1,108,448
FleetCor Technologies Incorporated †	5,120	764,621
Global Payments Incorporated	770	52,784
MasterCard Incorporated Class A	19,490	1,991,878
PayPal Holdings Incorporated †	46,750	1,836,340
Visa Incorporated Class A	46,290	3,579,143

		10,205,053

Semiconductors & Semiconductor Equipment: 6.08%
Broadcom Limited	12,271	2,092,083
Microchip Technology Incorporated	32,239	2,133,577
NXP Semiconductors NV †	1,940	192,351
QUALCOMM Incorporated	6,630	451,702
Texas Instruments Incorporated	21,260	1,571,752

		6,441,465

Software: 11.39%
Activision Blizzard Incorporated	3,270	119,715
Adobe Systems Incorporated †	16,950	1,742,630
Electronic Arts Incorporated †	10,430	826,473
Microsoft Corporation	68,840	4,148,298
Red Hat Incorporated †	3,840	303,782
Salesforce.com Incorporated †	19,884	1,431,648
ServiceNow Incorporated †	11,610	965,372
Splunk Incorporated †	20,758	1,196,076
Symantec Corporation	26,360	642,920
Ultimate Software Group Incorporated †	3,376	691,844

		12,068,758

Technology Hardware, Storage & Peripherals: 1.61%
Apple Incorporated	15,447	1,707,202

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	37

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name		Shares	Value

Materials: 3.13%

Chemicals: 3.13%
Ecolab Incorporated		12,300	$1,435,779
Praxair Incorporated		11,000	1,323,300
The Sherwin-Williams Company		2,100	564,204

			3,323,283

Real Estate: 0.30%

Equity REITs: 0.30%
American Tower Corporation		3,080	314,992

Total Common Stocks (Cost $71,168,423)			104,406,481

	Yield
Short-Term Investments: 2.37%

Investment Companies: 2.37%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%	1,030,133	1,030,236
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31	1,480,422	1,480,422

Total Short-Term Investments (Cost $2,510,604)			2,510,658

Total investments in securities (Cost $73,679,027) *	100.90%	106,917,139
Other assets and liabilities, net	(0.90)	(954,171)

Total net assets	100.00%	$105,962,968

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $73,569,746 and unrealized gains (losses) consists of:

Gross unrealized gains	$34,231,628
Gross unrealized losses	(884,235)

Net unrealized gains	$33,347,393

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.34%

Consumer Discretionary: 12.14%

Auto Components: 1.38%
Cooper-Standard Holdings Incorporated †	34,100	$3,250,412
Drew Industries Incorporated	46,300	4,866,130
Motorcar Parts of America Incorporated †	122,391	2,993,684

		11,110,226

Diversified Consumer Services: 1.35%
Grand Canyon Education Incorporated †	190,420	10,872,982

Hotels, Restaurants & Leisure: 2.85%
Planet Fitness Incorporated Class A «	344,231	6,977,562
The Habit Restaurants Incorporated Class A «†	483,908	8,129,654
Wingstop Incorporated «	255,778	7,849,827

		22,957,043

Household Durables: 0.30%
Universal Electronics Incorporated †	36,000	2,424,600

Leisure Products: 1.16%
MCBC Holdings Incorporated	289,912	3,896,417
Nautilus Group Incorporated †	315,800	5,431,760

		9,328,177

Media: 1.36%
IMAX Corporation †	343,040	10,960,128

Multiline Retail: 0.86%
Ollie’s Bargain Outlet Holdings Incorporated «†	231,900	6,968,595

Specialty Retail: 2.88%
Camping World Holdings Incorporated	113,700	3,172,230
Five Below Incorporated †	98,207	3,865,428
Lithia Motors Incorporated Class A	121,720	11,186,068
Sportsman’s Warehouse Holdings Incorporated †	555,463	4,999,167

		23,222,893

Energy: 3.62%

Oil, Gas & Consumable Fuels: 3.62%
Extraction Oil & Gas Incorporated	58,588	1,378,576
Matador Resources Company †	157,236	4,188,767
PDC Energy Incorporated †	135,190	10,064,896
RSP Permian Incorporated †	302,358	13,500,285

		29,132,524

Financials: 6.25%

Capital Markets: 4.20%
Financial Engines Incorporated «	280,920	9,790,062
MarketAxess Holdings Incorporated	145,041	24,043,447

		33,833,509

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	39

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Insurance: 0.29%
Kinsale Capital Group Incorporated	80,948	$2,307,827

Thrifts & Mortgage Finance: 1.76%
LendingTree Incorporated †	135,512	14,201,658

Health Care: 28.71%

Biotechnology: 6.13%
Alder Biopharmaceuticals Incorporated «†	147,900	3,483,045
Ligand Pharmaceuticals Incorporated «†	178,380	18,622,872
Radius Health Incorporated «†	126,105	6,711,308
Repligen Corporation †	306,850	9,880,570
Spark Therapeutics Incorporated «†	85,300	4,692,353
Ultragenyx Pharmaceutical Incorporated †	76,734	6,007,505

		49,397,653

Health Care Equipment & Supplies: 15.48%
Abiomed Incorporated †	34,330	3,853,199
Cerus Corporation «†	926,118	4,834,336
Cynosure Incorporated Class A †	277,698	12,593,604
Entellus Medical Incorporated «†	188,772	3,479,068
Glaukos Corporation †	366,672	11,443,833
Inogen Incorporated †	136,170	8,773,433
Integra LifeSciences Holdings Corporation †	138,000	11,150,400
iRhythm Technologies Incorporated †	102,332	3,121,126
Natus Medical Incorporated †	241,090	9,607,437
Nevro Corporation «†	166,165	12,633,525
NxStage Medical Incorporated †	567,050	14,017,476
The Spectranetics Corporation †	704,469	15,392,640
Zeltiq Aesthetics Incorporated «†	314,060	13,821,781

		124,721,858

Health Care Providers & Services: 4.22%
Acadia Healthcare Company Incorporated †	349,530	13,285,635
HealthEquity Incorporated †	367,842	16,380,004
Surgery Partners Incorporated †	154,100	2,272,975
Teladoc Incorporated «†	112,059	2,056,283

		33,994,897

Life Sciences Tools & Services: 2.26%
ICON plc ADR †	88,140	6,666,910
INC Research Holdings Incorporated Class A †	232,945	11,530,778

		18,197,688

Pharmaceuticals: 0.62%
Heska Corporation †	76,420	5,052,126

Industrials: 16.06%

Aerospace & Defense: 0.73%
HEICO Corporation	74,600	5,856,100

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Airlines: 0.96%
SkyWest Incorporated	209,960	$7,737,026

Building Products: 1.19%
Apogee Enterprises Incorporated	200,950	9,585,315

Commercial Services & Supplies: 0.58%
Advanced Disposal Services †	134,432	2,696,706
Multi-Color Corporation	27,130	1,950,647

		4,647,353

Construction & Engineering: 1.54%
Dycom Industries Incorporated «†	73,400	5,375,082
Granite Construction Incorporated	119,590	7,054,614

		12,429,696

Machinery: 4.31%
John Bean Technologies Corporation	156,410	14,108,182
Milacron Holdings Corporation †	438,868	7,412,481
Mueller Water Products Incorporated Class A	384,190	5,082,834
Rexnord Corporation †	368,710	8,111,620

		34,715,117

Professional Services: 5.09%
On Assignment Incorporated †	536,313	22,144,364
WageWorks Incorporated †	255,824	18,892,602

		41,036,966

Trading Companies & Distributors: 1.66%
Beacon Roofing Supply Incorporated	199,670	9,262,691
BMC Stock Holdings Incorporated †	218,200	4,113,070

		13,375,761

Information Technology: 30.56%

Communications Equipment: 0.36%
Quantenna Communications Incorporated «†	150,804	2,863,768

Electronic Equipment, Instruments & Components: 0.10%
Mercury Computer Systems Incorporated †	27,500	817,025

Internet Software & Services: 10.74%
2U Incorporated †	216,920	7,171,375
Benefitfocus Incorporated †	2,039	55,665
Coupa Software Incorporated †	30,805	977,751
Envestnet Incorporated †	420,242	15,170,736
Five9 Incorporated †	235,300	3,724,799
LogMeIn Incorporated	147,500	14,875,375
Q2 Holdings Incorporated †	665,143	19,621,719
SPS Commerce Incorporated †	288,608	19,991,876
Xactly Corporation †	350,967	4,948,635

		86,537,931

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	41

EMERGING GROWTH PORTFOLIO

Security name		Shares	Value

IT Services: 1.67%
InterXion Holding NV †		393,470	$13,440,935

Semiconductors & Semiconductor Equipment: 4.72%
Cavium Incorporated †		151,880	8,661,716
MaxLinear Incorporated Class A †		234,948	4,799,988
Microsemi Corporation †		229,150	12,545,963
Monolithic Power Systems Incorporated		146,910	12,052,496

			38,060,163

Software: 12.97%
BlackLine Incorporated †		21,374	575,816
Callidus Software Incorporated †		412,022	6,468,745
CommVault Systems Incorporated †		113,070	6,105,780
CyberArk Software Limited †		221,480	11,297,695
Guidewire Software Incorporated †		64,781	3,608,950
HubSpot Incorporated †		212,936	11,945,710
Paycom Software Incorporated †		265,850	11,928,690
Paylocity Holding Corporation †		127,353	4,216,658
Proofpoint Incorporated †		270,460	20,828,125
Rapid7 Incorporated «†		83,928	973,565
Ringcentral Incorporated Class A †		360,930	7,778,042
Synchronoss Technologies Incorporated †		221,351	10,731,096
Talend SA «†		160,096	3,696,617
Tyler Technologies Incorporated †		28,995	4,317,356

			104,472,845

Total Common Stocks (Cost $560,292,720)			784,260,385

	Yield
Short-Term Investments: 13.06%

Investment Companies: 13.06%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%	85,987,308	85,995,907
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31	19,236,622	19,236,622

Total Short-Term Investments (Cost $105,224,647)			105,232,529

Total investments in securities (Cost $665,517,367) *	110.40%	889,492,914
Other assets and liabilities, net	(10.40)	(83,761,636)

Total net assets	100.00%	$805,731,278

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $669,076,405 and unrealized gains (losses) consists of:

Gross unrealized gains	$236,058,540
Gross unrealized losses	(15,642,031)

Net unrealized gains	$220,416,509

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2016 (unaudited)

INDEX PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Shares	Value	Percent of net assets

Common Stocks: 96.55%

Consumer Discretionary: 11.90%

Auto Components: 0.17%
Other securities		$3,711,162	0.17%

Automobiles: 0.54%
Other securities		12,109,380	0.54

Distributors: 0.12%
Other securities		2,772,162	0.12

Diversified Consumer Services: 0.03%
Other securities		551,319	0.03

Hotels, Restaurants & Leisure: 1.56%
McDonald’s Corporation	96,904	11,557,740	0.52
Starbucks Corporation	166,540	9,654,324	0.43
Other securities		13,620,653	0.61

		34,832,717	1.56

Household Durables: 0.46%
Other securities		10,293,517	0.46

Internet & Direct Marketing Retail: 2.24%
Amazon.com Incorporated †	44,682	33,536,969	1.50
Other securities		16,496,074	0.74

		50,033,043	2.24

Leisure Products: 0.10%
Other securities		2,315,540	0.10

Media: 2.97%
Comcast Corporation Class A	272,803	18,962,537	0.85
The Walt Disney Company	167,895	16,641,752	0.75
Other securities		30,642,403	1.37

		66,246,692	2.97

Multiline Retail: 0.58%
Other securities		12,992,294	0.58

Specialty Retail: 2.43%
The Home Depot Incorporated	140,306	18,155,596	0.81
Other securities		36,009,790	1.62

		54,165,386	2.43

Textiles, Apparel & Luxury Goods: 0.70%
Other securities		15,577,559	0.70

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	43

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Consumer Staples: 8.94%

Beverages: 1.97%
PepsiCo Incorporated	163,424	$16,358,742	0.73%
The Coca-Cola Company	441,098	17,798,304	0.80
Other securities		9,916,817	0.44

		44,073,863	1.97

Food & Staples Retailing: 2.01%
Wal-Mart Stores Incorporated	172,116	12,122,130	0.54
Other securities		32,672,450	1.47

		44,794,580	2.01

Food Products: 1.51%
Other securities		33,728,636	1.51

Household Products: 1.76%
The Procter & Gamble Company	303,051	24,989,585	1.12
Other securities		14,304,799	0.64

		39,294,384	1.76

Personal Products: 0.13%
Other securities		2,951,710	0.13

Tobacco: 1.56%
Altria Group Incorporated	221,871	14,184,213	0.63
Philip Morris International	176,162	15,551,581	0.70
Other securities		5,085,833	0.23

		34,821,627	1.56

Energy: 7.26%

Energy Equipment & Services: 1.15%
Schlumberger Limited	157,921	13,273,260	0.60
Other securities		12,293,577	0.55

		25,566,837	1.15

Oil, Gas & Consumable Fuels: 6.11%
Chevron Corporation	214,225	23,898,941	1.07
Exxon Mobil Corporation	470,874	41,107,300	1.84
Other securities		71,507,310	3.20

		136,513,551	6.11

Financials: 14.14%

Banks: 6.31%
Bank of America Corporation	1,158,810	24,474,067	1.10
Citigroup Incorporated	329,921	18,604,245	0.83
JPMorgan Chase & Company	410,160	32,882,527	1.47
Wells Fargo & Company (l)	515,654	27,288,410	1.22
Other securities		37,619,996	1.69

		140,869,245	6.31

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2016 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Capital Markets: 2.76%
Other securities		$61,662,693	2.76%

Consumer Finance: 0.81%
Other securities		18,013,042	0.81

Diversified Financial Services: 1.56%
Berkshire Hathaway Incorporated Class B †	215,602	33,944,379	1.52
Other securities		811,041	0.04

		34,755,420	1.56

Insurance: 2.70%
Other securities		60,394,672	2.70

Health Care: 13.26%

Biotechnology: 2.73%
AbbVie Incorporated	184,930	11,243,744	0.50
Amgen Incorporated	84,980	12,243,069	0.55
Celgene Corporation †	88,018	10,431,013	0.47
Gilead Sciences Incorporated	149,854	11,044,240	0.49
Other securities		15,985,152	0.72

		60,947,218	2.73

Health Care Equipment & Supplies: 2.37%
Medtronic plc	156,926	11,457,167	0.51
Other securities		41,532,294	1.86

		52,989,461	2.37

Health Care Providers & Services: 2.59%
UnitedHealth Group Incorporated	108,149	17,122,150	0.77
Other securities		40,699,861	1.82

		57,822,011	2.59

Health Care Technology: 0.08%
Other securities		1,698,991	0.08

Life Sciences Tools & Services: 0.59%
Other securities		13,215,735	0.59

Pharmaceuticals: 4.90%
Bristol-Myers Squibb Company	189,735	10,708,643	0.48
Johnson & Johnson	310,674	34,578,016	1.55
Merck & Company Incorporated	314,004	19,213,905	0.86
Pfizer Incorporated	688,788	22,137,646	0.99
Other securities		22,833,685	1.02

		109,471,895	4.90

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	45

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Industrials: 10.10%

Aerospace & Defense: 2.21%
The Boeing Company	65,880	$9,918,893	0.44%
United Technologies Corporation	88,385	9,520,832	0.43
Other securities		29,940,927	1.34

		49,380,652	2.21

Air Freight & Logistics: 0.75%
Other securities		16,713,640	0.75

Airlines: 0.61%
Other securities		13,621,750	0.61

Building Products: 0.35%
Other securities		7,700,669	0.35

Commercial Services & Supplies: 0.31%
Other securities		6,800,344	0.31

Construction & Engineering: 0.10%
Other securities		2,279,623	0.10

Electrical Equipment: 0.54%
Other securities		12,026,066	0.54

Industrial Conglomerates: 2.46%
3M Company	68,633	11,787,031	0.53
General Electric Company	1,017,596	31,301,253	1.40
Honeywell International Incorporated	86,401	9,844,530	0.44
Other securities		2,084,214	0.09

		55,017,028	2.46

Machinery: 1.46%
Other securities		32,565,855	1.46

Professional Services: 0.26%
Other securities		5,842,339	0.26

Road & Rail: 0.87%
Union Pacific Corporation	94,582	9,583,994	0.43
Other securities		9,910,591	0.44

		19,494,585	0.87

Trading Companies & Distributors: 0.18%
Other securities		4,000,002	0.18

Information Technology: 20.09%

Communications Equipment: 1.00%
Cisco Systems Incorporated	571,151	17,031,723	0.76
Other securities		5,236,009	0.24

		22,267,732	1.00

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2016 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Electronic Equipment, Instruments & Components: 0.37%
Other securities		$8,279,406	0.37%

Internet Software & Services: 4.13%
Alphabet Incorporated Class A †	33,481	25,977,238	1.16
Alphabet Incorporated Class C †	33,556	25,436,790	1.14
Facebook Incorporated Class A †	263,785	31,237,420	1.40
Other securities		9,549,730	0.43

		92,201,178	4.13

IT Services: 3.59%
International Business Machines Corporation	98,773	16,022,956	0.72
MasterCard Incorporated Class A	108,892	11,128,762	0.50
Visa Incorporated Class A	214,215	16,563,104	0.74
Other securities		36,488,992	1.63

		80,203,814	3.59

Semiconductors & Semiconductor Equipment: 3.20%
Intel Corporation	537,231	18,641,916	0.84
QUALCOMM Incorporated	167,341	11,400,942	0.51
Other securities		41,421,595	1.85

		71,464,453	3.20

Software: 4.23%
Microsoft Corporation	884,882	53,322,989	2.39
Oracle Corporation	341,756	13,735,174	0.61
Other securities		27,403,125	1.23

		94,461,288	4.23

Technology Hardware, Storage & Peripherals: 3.57%
Apple Incorporated	611,887	67,625,751	3.03
Other securities		12,054,487	0.54

		79,680,238	3.57

Materials: 2.81%

Chemicals: 2.04%
Other securities		45,536,718	2.04

Construction Materials: 0.16%
Other securities		3,479,615	0.16

Containers & Packaging: 0.33%
Other securities		7,305,967	0.33

Metals & Mining: 0.28%
Other securities		6,332,800	0.28

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	47

INDEX PORTFOLIO

Security name			Shares	Value	Percent of net assets

Real Estate: 2.67%

Equity REITs: 2.63%
Other securities				$58,634,333	2.63%

Real Estate Management & Development: 0.04%
Other securities				985,008	0.04

Telecommunication Services: 2.41%

Diversified Telecommunication Services: 2.41%
AT&T Incorporated			698,593	26,986,648	1.21
Verizon Communications Incorporated			462,886	23,098,011	1.03
Other securities				3,765,516	0.17

				53,850,175	2.41

Utilities: 2.97%

Electric Utilities: 1.84%
Other securities				41,064,531	1.84

Independent Power & Renewable Electricity Producers: 0.06%
Other securities				1,262,947	0.06

Multi-Utilities: 1.01%
Other securities				22,470,109	1.01

Water Utilities: 0.06%
Other securities				1,464,039	0.06

Total Common Stocks (Cost $964,325,647)				2,155,573,246	96.55

	Yield
Short-Term Investments: 0.62%

Investment Companies: 0.54%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%		12,148,091	12,149,306	0.54

		Maturity date	Principal
U.S. Treasury Securities: 0.08%
U.S. Treasury Bill #(z)	0.21	12-15-2016	$535,000	534,970	0.02
U.S. Treasury Bill #(z)	0.31	1-19-2017	282,000	281,867	0.01
U.S. Treasury Bill #(z)	0.36	1-5-2017	331,000	330,901	0.02
U.S. Treasury Bill #(z)	0.41	2-16-2017	605,000	604,419	0.03
U.S. Treasury Bill #(z)	0.46	2-23-2017	50,000	49,946	0.00

				1,802,103	0.08

Total Short-Term Investments (Cost $13,950,780)				13,951,409	0.62

Total investments in securities (Cost $978,276,427) *				2,169,524,655	97.17
Other assets and liabilities, net				63,087,873	2.83

Total net assets				$2,232,612,528	100.00%

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2016 (unaudited)

INDEX PORTFOLIO

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $980,547,734 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,214,008,252
Gross unrealized losses	(25,031,331)

Net unrealized gains	$1,188,976,921

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	49

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 93.99%

Australia: 1.47%
BHP Billiton Limited (Materials, Metals & Mining)	35,733	$644,106
Westpac Banking Corporation (Financials, Banks)	57,349	1,324,265

		1,968,371

Belgium: 0.97%
Telenet Group Holding NV (Consumer Discretionary, Media) †	24,727	1,305,628

Canada: 4.23%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	31,520	4,830,440
Rogers Communications Incorporated Class B (Telecommunication Services, Wireless Telecommunication Services)	21,864	844,742

		5,675,182

China: 5.72%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services) †	48,260	4,537,405
China Construction Bank H Shares (Financials, Banks)	540,512	402,780
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	158,500	1,729,778
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	22,433	1,014,645

		7,684,608

Denmark: 0.45%
ISS AS (Industrials, Commercial Services & Supplies)	17,616	602,226

France: 4.12%
AXA SA (Financials, Insurance)	31,087	732,424
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) «	4,347	791,051
Pernod-Ricard SA (Consumer Staples, Beverages)	8,852	928,797
Schneider Electric SE (Industrials, Electrical Equipment)	3,347	222,806
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	128,822	2,856,249

		5,531,327

Germany: 18.46%
Allianz AG (Financials, Insurance)	31,427	4,989,523
Beiersdorf AG (Consumer Staples, Personal Products)	28,722	2,346,393
Deutsche Boerse AG (Financials, Diversified Financial Services)	67,176	5,428,730
Deutsche Post AG (Industrials, Air Freight & Logistics)	52,553	1,642,542
Linde AG (Materials, Chemicals)	35,043	5,838,457
Vonovia SE (Real Estate, Real Estate Management & Development)	60,926	1,964,938
Wirecard AG (Information Technology, IT Services)	57,756	2,576,748

		24,787,331

Hong Kong: 3.42%
AIA Group Limited (Financials, Insurance)	753,000	4,591,878

Indonesia: 0.23%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	387,000	311,256

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Ireland: 5.29%
Allegion plc (Industrials, Building Products)	2,032	$135,961
Medtronic plc (Health Care, Health Care Equipment & Supplies)	72,196	5,271,030
Willis Towers Watson plc (Financials, Insurance)	13,620	1,693,919

		7,100,910

Italy: 1.96%
Atlantia SpA (Industrials, Transportation Infrastructure) «	56,331	1,251,362
Intesa Sanpaolo SpA (Financials, Banks)	618,767	1,374,557

		2,625,919

Japan: 12.47%
Bridgestone Corporation (Consumer Discretionary, Auto Components)	25,700	981,005
CALBEE Incorporated (Consumer Staples, Food Products)	30,300	944,185
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	166,754	5,751,596
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	92,800	2,432,649
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	60,400	2,441,764
Nomura Holdings Incorporated (Financials, Capital Markets)	14,500	77,714
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	161,593	3,706,307
Seven & I Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	10,600	410,917

		16,746,137

Luxembourg: 0.31%
RTL Group SA (Consumer Discretionary, Media)	6,064	412,030

Netherlands: 4.79%
Akzo Nobel NV (Materials, Chemicals)	23,491	1,462,944
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	11,856	1,226,652
Heineken NV (Consumer Staples, Beverages)	4,147	310,828
ING Group NV (Financials, Banks)	252,482	3,438,570

		6,438,994

Russia: 0.27%
MMC Norilsk Nickel PJSC (Materials, Metals & Mining)	21,629	362,935

South Korea: 0.01%
Orion Corporation (Consumer Staples, Food Products)	18	10,470

Spain: 1.82%
Grifols SA (Health Care, Biotechnology)	44,705	876,541
Grifols SA ADR (Health Care, Biotechnology)	100,677	1,573,582

		2,450,123

Sweden: 1.16%
Swedbank AB Class A (Financials, Banks)	67,414	1,556,191

Switzerland: 7.39%
Actelion Limited (Health Care, Biotechnology)	6,140	1,183,673
LafargeHolcim Limited (Materials, Construction Materials)	24,233	1,283,512
Nestle SA (Consumer Staples, Food Products)	73,051	4,914,614

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	51

INTERNATIONAL GROWTH PORTFOLIO

Security name			Shares	Value

Switzerland (continued)
Roche Holding AG (Health Care, Pharmaceuticals)			3,060	$682,307
UBS Group AG (Financials, Capital Markets)			116,663	1,855,455

				9,919,561

Taiwan: 2.11%
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)			493,000	2,830,578

Thailand: 0.14%
Thai Beverage PCL (Consumer Staples, Beverages)			311,500	190,158

United Kingdom: 15.06%
Aon plc (Financials, Insurance)			37,872	4,321,195
BHP Billiton plc (Materials, Metals & Mining)			51,436	845,325
British American Tobacco plc (Consumer Staples, Tobacco)			25,681	1,411,722
Coca-Cola European Partners plc (Consumer Staples, Beverages)			73,650	2,390,679
Conva Tec Limited (Health Care, Health Care Equipment & Supplies) †144A			430,131	1,280,868
Imperial Tobacco Group plc (Consumer Staples, Tobacco)			24,893	1,069,246
Liberty Global plc Class A (Consumer Discretionary, Media)			61,931	1,939,679
Liberty Global plc Class C (Consumer Discretionary, Media)			101,136	3,079,591
Liberty Global plc LiLAC Class A (Consumer Discretionary, Media) †«			9,208	198,709
Liberty Global plc LiLAC Class C (Consumer Discretionary, Media) †			14,073	297,925
St. James’s Place plc (Financials, Insurance)			11,697	137,572
Unilever plc (Consumer Staples, Personal Products)			34,191	1,367,241
Wolseley plc (Industrials, Trading Companies & Distributors)			32,418	1,884,076

				20,223,828

United States: 2.14%
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) †			2,183	1,638,494
WABCO Holdings Incorporated (Industrials, Machinery) †			12,575	1,238,763

				2,877,257

Total Common Stocks (Cost $123,698,895)				126,202,898

		Expiration date
Participation Notes: 2.22%

Ireland: 2.22%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)		10-29-2018	203,815	2,979,015

Total Participation Notes (Cost $2,299,114)				2,979,015

	Dividend yield
Preferred Stocks: 1.49%

Germany: 1.49%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±	1.44%		17,290	2,002,901

Total Preferred Stocks (Cost $1,464,874)				2,002,901

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security name	Yield	Shares	Value
Short-Term Investments: 2.95%

Investment Companies: 2.95%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%	2,197,894	$2,198,114
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31	1,759,819	1,759,819

Total Short-Term Investments (Cost $3,957,933)			3,957,933

Total investments in securities (Cost $131,420,816) *	100.65%	135,142,747
Other assets and liabilities, net	(0.65)	(867,980)

Total net assets	100.00%	$134,274,767

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $131,355,071 and unrealized gains (losses) consists of:

Gross unrealized gains	$9,514,811
Gross unrealized losses	(5,727,135)

Net unrealized gains	$3,787,676

The following table shows the percent of total long-term investments by sector as of November 30, 2016:

Financials	24.57%
Consumer Staples	18.33
Industrials	13.45
Consumer Discretionary	8.89
Information Technology	8.52
Telecommunication Services	8.50
Health Care	8.28
Materials	7.96
Real Estate	1.50

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	53

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.38%

Australia: 5.64%
Arrium Limited (Materials, Metals & Mining) †(a)	3,063,400	$49,771
Asaleo Care Limited (Consumer Staples, Personal Products)	1,262,800	1,436,072
Automotive Holdings Group Limited (Consumer Discretionary, Specialty Retail)	410,016	1,111,189
Bendigo Bank Limited (Financials, Banks)	272,500	2,424,793
BlueScope Steel Limited (Materials, Metals & Mining)	234,700	1,563,294
Boart Longyear Limited (Industrials, Construction & Engineering) †	199,991	18,460
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies)	207,386	565,102
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	200,200	1,574,471
CSR Limited (Materials, Construction Materials)	754,900	2,268,845
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	2,172,640
Fortescue Metals Group Limited (Materials, Metals & Mining)	380,300	1,648,487
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	455,500	1,597,729
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	350,500	3,522,631
McMillan Shakespeare Limited (Industrials, Professional Services)	158,800	1,158,587
Metcash Limited (Consumer Staples, Food & Staples Retailing) †«	1,164,200	1,770,989
Mincor Resources NL (Materials, Metals & Mining) †(i)	550,994	115,961
Mineral Resources Limited (Industrials, Metals & Mining)	144,300	1,339,438
Myer Holdings Limited (Consumer Discretionary, Multiline Retail)	1,059,500	997,544
Panoramic Resources Limited (Materials, Metals & Mining) †	180,600	44,010
Primary Health Care Limited (Health Care, Health Care Providers & Services)	339,000	918,728
Qantas Airways Limited (Industrials, Airlines)	821,700	2,002,388
Retail Food Group Limited (Consumer Discretionary, Food Products)	269,500	1,231,886
Seven Group Holdings Limited (Industrials, Trading Companies & Distributors)	157,700	992,184

		30,525,199

Austria: 1.27%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	62,900	2,032,935
Raiffeisen Bank International AG (Financials, Banks) †	81,200	1,478,938
RHI AG (Materials, Construction Materials)	64,721	1,562,926
Voestalpine AG (Materials, Metals & Mining)	47,700	1,807,588

		6,882,387

Brazil: 1.05%
Banco do Brasil SA (Financials, Banks)	309,500	2,608,108
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	72,400	729,769
JBS SA (Consumer Staples, Food Products)	805,600	2,324,820

		5,662,697

Canada: 2.03%
Magna International Incorporated (Consumer Discretionary, Auto Components) «	131,600	5,317,686
Open Text Corporation (Information Technology, Software)	59,700	3,803,858
WestJet Airlines Limited (Industrials, Airlines)	120,000	1,881,337

		11,002,881

China: 2.70%
China BlueChemical Limited H Shares (Materials, Chemicals)	1,984,000	455,298
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,670,924

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

China (continued)
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	2,970,000	$2,075,343
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	1,747,500	2,482,750
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	1,730,000	1,759,776
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	910,000	1,525,172
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	676,200	1,691,263
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	731,500	1,076,997
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	2,502,000	1,864,444

		14,601,967

Czech Republic: 0.17%
CEZ AS (Utilities, Electric Utilities)	57,500	933,331

Denmark: 0.95%
Danske Bank AS (Financials, Banks)	132,300	3,865,153
Sydbank AS (Financials, Banks)	43,000	1,264,823

		5,129,976

Finland: 0.23%
Tieto Oyj (Information Technology, IT Services)	48,200	1,222,969

France: 9.40%
Atos Origin SA (Information Technology, IT Services)	42,800	4,424,114
AXA SA (Financials, Insurance)	132,200	3,114,693
BNP Paribas SA (Financials, Banks)	49,100	2,850,676
Carrefour SA (Consumer Staples, Food & Staples Retailing)	133,200	3,122,724
Cie Generale des Establissements Michelin (Consumer Discretionary, Auto Components)	32,700	3,500,366
Credit Agricole SA (Financials, Banks)	219,328	2,475,643
Electricite de France SA (Utilities, Electric Utilities) «	148,600	1,574,149
Engie SA (Utilities, Multi-Utilities)	171,900	2,122,492
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	243,000	3,542,511
Renault SA (Consumer Discretionary, Automobiles)	40,500	3,190,964
Sanofi SA (Health Care, Pharmaceuticals)	123,800	9,986,347
SCOR SE (Financials, Insurance)	109,700	3,483,896
Societe Generale SA (Financials, Banks)	39,000	1,677,546
Thales SA (Industrials, Aerospace & Defense)	13,500	1,318,193
Total SA (Energy, Oil, Gas & Consumable Fuels)	93,700	4,464,387

		50,848,701

Germany: 8.27%
Allianz AG (Financials, Insurance)	35,700	5,667,928
Aurubis AG (Materials, Metals & Mining)	25,900	1,371,545
BASF SE (Materials, Chemicals)	46,500	3,991,431
Bayer AG (Health Care, Pharmaceuticals)	44,600	4,187,587
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	31,200	2,658,942
Daimler AG (Consumer Discretionary, Automobiles)	75,700	5,035,274
Deutsche Bank AG (Financials, Capital Markets) †	130,100	2,048,993
Deutsche Post AG (Industrials, Air Freight & Logistics)	74,100	2,315,993
E.ON SE (Utilities, Multi-Utilities)	87,200	575,492
Hannover Rueck SE (Financials, Insurance)	16,300	1,730,146
Metro AG (Consumer Staples, Food & Staples Retailing)	108,100	3,230,294

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	55

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Germany (continued)
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	23,200	$4,225,536
Siemens AG (Industrials, Industrial Conglomerates)	26,600	3,005,267
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	30,500	1,489,878
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	8,720	108,638
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	3,094,676

		44,737,620

Hong Kong: 2.13%
China Resources Cement Holdings Limited (Materials, Construction Materials)	2,350,000	1,008,896
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components) (i)	2,204,000	1,952,102
Lee & Man Paper Manufacturing Limited (Materials, Paper & Forest Products)	2,338,000	1,796,491
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	3,680,000	2,310,527
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	379,000	2,252,549
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	611,500	2,203,497

		11,524,062

Hungary: 0.22%
Richter Gedeon (Health Care, Pharmaceuticals)	58,400	1,166,323

India: 0.31%
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	50,800	1,679,956

Ireland: 0.71%
C&C Group plc (Consumer Staples, Beverages)	240,000	884,932
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	2,966,837

		3,851,769

Israel: 0.96%
Bank Hapoalim Limited (Financials, Banks)	542,900	3,267,631
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	1,905,194

		5,172,825

Italy: 1.61%
A2A SpA (Utilities, Multi-Utilities)	1,078,900	1,286,406
Enel SpA (Utilities, Electric Utilities)	688,400	2,782,696
Leonardo-Finmeccanica SpA (Industrials, Aerospace & Defense) †	184,000	2,388,901
Mediobanca SpA (Financials, Banks)	324,800	2,240,997

		8,699,000

Japan: 23.36%
Adeka Corporation (Materials, Chemicals)	155,300	2,089,128
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	46,400	1,983,270
Anritsu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	206,300	1,044,078
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	24,800	842,166
Aozora Bank Limited (Financials, Banks)	427,000	1,466,815
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	136,700	1,887,310
Calsonic Kansei Corporation (Consumer Discretionary, Auto Components)	326,000	4,998,068
Central Glass Company Limited (Industrials, Building Products)	444,000	1,754,189
CKD Corporation (Industrials, Machinery)	171,200	2,059,099

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Japan (continued)
Cocokara Fine Incorporated (Consumer Staples, Food & Staples Retailing)	15,100	$553,027
DCM Holdings Company Limited (Consumer Discretionary, Specialty Retail) «	143,100	1,292,097
Denka Company Limited (Materials, Chemicals)	682,000	3,010,445
DIC Incorporated (Materials, Chemicals)	100,700	3,111,529
Eizo Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	63,300	1,864,613
Fujikura Limited (Industrials, Electrical Equipment)	348,000	1,876,806
Geo Holdings Corporation (Consumer Discretionary, Specialty Retail)	91,700	992,305
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	327,800	1,745,803
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	221,400	2,610,625
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	2,740,207
Japan Airlines Company Limited (Industrials, Airlines)	80,700	2,387,741
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	245,400	6,432,888
Kureha Corporation (Materials, Chemicals)	27,100	1,106,219
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	2,078,563
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,545,903
Makino Milling Machine Company Limited (Industrials, Machinery)	232,000	1,638,530
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	2,824,796
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	60,500	2,887,374
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,100	1,123,308
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	278,200	4,216,588
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	657,100	3,847,083
Mizuho Financial Group Incorporated (Financials, Banks)	2,244,400	3,974,612
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	201,600	8,149,993
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	505,000	4,663,542
Nisshinbo Holdings Incorporated (Industrials, Industrial Conglomerates)	147,200	1,425,616
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	98,600	2,261,496
ORIX Corporation (Financials, Diversified Financial Services)	201,300	3,134,618
Resona Holdings Incorporated (Financials, Banks)	1,013,300	4,872,307
Sankyu Incorporated (Industrials, Road & Rail)	370,000	2,150,693
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	36,200	1,939,653
Sojitz Corporation (Industrials, Trading Companies & Distributors)	1,160,700	2,942,205
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	205,000	2,445,916
Sumitomo Heavy Industries Limited (Industrials, Machinery)	256,000	1,541,751
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	100,400	3,691,118
Sumitomo Osaka Cement Company (Materials, Construction Materials)	444,000	1,567,904
Suzuken Company Limited (Health Care, Health Care Providers & Services)	67,000	2,002,884
T-Gaia Corporation (Consumer Discretionary, Specialty Retail)	10,300	153,683
The Keiyo Bank Limited (Financials, Banks)	62,000	264,464
Toho Holdings Company Limited (Health Care, Health Care Providers & Services)	63,000	1,220,296
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	375,000	1,704,471
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	95,400	1,164,930
Tsumura & Company (Health Care, Pharmaceuticals)	53,700	1,452,747
UBE Industries Limited (Materials, Chemicals)	954,300	1,985,258
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	148,500	2,683,008

		126,403,738

Liechtenstein: 0.12%
VP Bank AG (Financials, Capital Markets)	6,558	664,379

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	57

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Netherlands: 2.01%
Aegon NV (Financials, Insurance)	334,000	$1,698,443
ING Group NV (Financials, Banks)	237,100	3,229,081
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	267,032	5,266,887
X 5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing) †	23,700	711,000

		10,905,411

Norway: 1.24%
Atea ASA (Information Technology, IT Services) (i)	84,900	777,829
DNB Nor ASA (Financials, Banks)	148,800	2,191,705
Marine Harvest ASA (Consumer Staples, Food Products)	97,500	1,753,321
Yara International ASA (Materials, Chemicals)	53,600	1,983,157

		6,706,012

Poland: 0.38%
Asseco Poland SA (Information Technology, Software)	101,800	1,273,802
KGHM Polska Miedz SA (Materials, Metals & Mining)	36,500	758,676

		2,032,478

Portugal: 0.21%
Sonae SGPS SA (Consumer Staples, Food & Staples Retailing)	1,362,100	1,147,679

Russia: 0.98%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	13,600
Gazprom Neft Sponsored ADR - London Exchange (Energy, Oil, Gas & Consumable Fuels) (i)	150,014	2,340,218
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	2,972,284

		5,326,102

Singapore: 0.81%
DBS Group Holdings Limited (Financials, Banks)	227,000	2,779,398
United Overseas Bank Limited (Financials, Banks)	113,000	1,609,049

		4,388,447

South Africa: 0.47%
Barclays Africa Group Limited (Financials, Banks)	161,100	1,800,223
Petra Diamonds Limited (Materials, Metals & Mining) †	367,347	757,461

		2,557,684

South Korea: 2.23%
BNK Financial Group Incorporated (Financials, Banks)	13,188	101,077
E-MART Limited (Consumer Staples, Food & Staples Retailing)	8,500	1,366,922
Industrial Bank of Korea (Financials, Banks)	192,500	2,148,860
KT&G Corporation (Consumer Staples, Tobacco)	31,300	2,811,257
Kwangju Bank (Financials, Banks)	13,510	119,031
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	19,000	3,673,068
Woori Bank (Financials, Banks)	178,044	1,827,576

		12,047,791

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Spain: 1.91%
Banco Santander Central Hispano SA (Financials, Banks)	429,681	$1,964,128
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	483,500	2,206,555
Gas Natural SDG SA (Utilities, Gas Utilities)	209,300	3,582,499
Iberdrola SA (Utilities, Electric Utilities)	433,600	2,609,789

		10,362,971

Sweden: 1.68%
Boliden AB (Materials, Metals & Mining)	122,600	3,166,427
Nordea Bank AB (Financials, Banks)	177,300	1,862,815
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	144,900	1,443,847
Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	207,200	1,066,913
Telia Company AB (Telecommunication Services, Diversified Telecommunication Services)	417,000	1,567,118

		9,107,120

Switzerland: 6.98%
Aryzta AG (Consumer Staples, Food Products)	42,100	1,793,815
Baloise Holding AG (Financials, Insurance)	28,800	3,470,050
Credit Suisse Group AG (Financials, Capital Markets)	273,395	3,635,586
Georg Fischer AG (Industrials, Machinery)	3,000	2,567,129
Helvetia Holding AG (Financials, Insurance)	4,600	2,391,168
Roche Holding AG (Health Care, Pharmaceuticals)	12,900	2,876,394
Swiss Life Holding AG (Financials, Insurance)	17,800	4,895,131
Swiss Reinsurance AG (Financials, Insurance)	75,700	6,969,135
UBS Group AG (Financials, Capital Markets)	158,900	2,527,209
Valiant Holding AG (Financials, Banks)	22,700	2,173,547
Zurich Insurance Group AG (Financials, Insurance)	17,100	4,482,296

		37,781,460

Taiwan: 1.10%
Hon Hai Precision Industry Company Limited GDR (Information Technology, Electronic Equipment, Instruments & Components)	49,100	245,991
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,255,000	3,228,752
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	1,035,000	2,464,672

		5,939,415

Thailand: 1.50%
Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,009,178
Krung Thai Bank PCL (Financials, Banks)	4,470,600	2,205,260
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	1,003,900	2,068,040
Thanachart Capital PCL (Financials, Banks)	1,481,500	1,826,987

		8,109,465

United Kingdom: 14.75%
3i Group plc (Financials, Capital Markets)	409,100	3,526,755
AMEC Foster Wheeler plc (Energy, Energy Equipment & Services)	83,300	454,421
AstraZeneca plc (Health Care, Pharmaceuticals)	30,100	1,562,748
Aviva plc (Financials, Insurance)	314,900	1,761,192
BAE Systems plc (Industrials, Aerospace & Defense)	939,800	7,061,144

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	59

INTERNATIONAL VALUE PORTFOLIO

Security name		Shares	Value

United Kingdom (continued)
Barclays plc (Financials, Banks)		715,000	$1,931,905
Barratt Developments plc (Consumer Discretionary, Household Durables)		345,800	2,030,063
Bellway plc (Consumer Discretionary, Household Durables)		80,100	2,447,399
Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)		75,800	2,349,210
Bovis Homes Group plc (Consumer Discretionary, Household Durables)		108,600	1,104,707
BP plc (Energy, Oil, Gas & Consumable Fuels)		1,138,200	6,543,098
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)		252,200	1,126,838
Carillion plc (Industrials, Construction & Engineering)		764,400	2,360,437
Centrica plc (Utilities, Multi-Utilities)		898,500	2,364,199
Chemring Group plc (Industrials, Aerospace & Defense) †		324,766	674,536
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)		264,876	1,449,931
Debenhams plc (Consumer Discretionary, Multiline Retail)		1,238,200	858,276
easyJet plc (Industrials, Airlines)		103,400	1,280,803
Firstgroup plc (Industrials, Road & Rail) †		952,400	1,213,092
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		251,200	4,700,376
Inchcape plc (Consumer Discretionary, Distributors)		25,400	193,384
Indivior plc (Health Care, Pharmaceuticals)		371,600	1,499,915
International Consolidated Airlines Group SA (Industrials, Airlines)		182,900	992,040
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)		1,211,800	3,502,430
Kingfisher plc (Consumer Discretionary, Specialty Retail)		507,900	2,243,895
Lloyds Banking Group plc (Financials, Banks)		2,460,500	1,781,572
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)		379,900	1,562,412
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		558,800	940,384
Meggitt plc (Industrials, Aerospace & Defense)		316,900	1,873,090
Mitchells & Butlers plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		236,800	673,157
Mitie Group plc (Industrials, Commercial Services & Supplies) «		539,300	1,387,331
Mondi plc (Materials, Paper & Forest Products)		117,200	2,394,641
Old Mutual plc (Financials, Insurance)		698,000	1,658,468
Paragon Group of Companies plc (Financials, Thrifts & Mortgage Finance)		355,291	1,624,349
Premier Foods plc (Consumer Staples, Food Products) †		73,926	40,698
Redrow plc (Consumer Discretionary, Household Durables)		388,600	1,986,679
Restaurant Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		44,316	179,985
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)		104,800	2,777,898
Royal Mail plc (Industrials, Air Freight & Logistics)		382,800	2,244,403
Tullett Prebon plc (Financials, Capital Markets)		279,500	1,555,162
Vesuvius plc (Industrials, Machinery)		145,400	715,691
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		443,800	1,207,739

			79,836,453

Total Common Stocks (Cost $570,491,874)			526,958,268

	Dividend yield

Preferred Stocks: 0.26%

Brazil: 0.26%
Banco do Estado do Rio Grande do Sul SA (Financials, Banks) ±	5.91%	349,800	1,164,604
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±	5.66%	109,056	254,740

Total Preferred Stocks (Cost $3,545,600)			1,419,344

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 2.96%

Investment Companies: 2.96%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%	9,471,381	$9,472,329
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31	6,504,594	6,504,594

Total Short-Term Investments (Cost $15,976,523)			15,976,923

Total investments in securities (Cost $590,013,997) *	100.60%	544,354,535
Other assets and liabilities, net	(0.60)	(3,225,536)

Total net assets	100.00%	$541,128,999

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

«	All or a portion of this security is on loan.

(i)	Illiquid security

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $590,510,958 and unrealized gains (losses) consists of:

Gross unrealized gains	$54,934,308
Gross unrealized losses	(101,090,731)

Net unrealized losses	$(46,156,423)

The following table shows the percent of total long-term investments by sector as of November 30, 2016:

Financials	26.84%
Consumer Discretionary	14.56
Industrials	13.90
Materials	9.18
Health Care	8.27
Consumer Staples	7.20
Telecommunication Services	5.38
Energy	5.25
Information Technology	4.75
Utilities	3.58
Real Estate	1.09

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	61

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 100.26%

Consumer Discretionary: 6.22%

Hotels, Restaurants & Leisure: 1.20%
Norwegian Cruise Line Holdings Limited †	22,588	$899,228

Leisure Products: 1.19%
Mattel Incorporated	28,289	893,084

Media: 1.24%
Scripps Networks Interactive Incorporated Class A	13,361	925,383

Specialty Retail: 1.63%
Signet Jewelers Limited «	7,442	679,380
Williams-Sonoma Incorporated	9,848	539,473

		1,218,853

Textiles, Apparel & Luxury Goods: 0.96%
HanesBrands Incorporated	30,807	715,647

Consumer Staples: 6.50%

Beverages: 0.78%
Coca-Cola European Partners plc	18,027	585,156

Food & Staples Retailing: 0.91%
CVS Health Corporation	8,817	677,939

Food Products: 3.02%
ConAgra Foods Incorporated	22,948	841,962
Lamb Weston Holdings Incorporated †	24,397	816,812
TreeHouse Foods Incorporated †	8,597	595,944

		2,254,718

Household Products: 1.07%
The Procter & Gamble Company	9,735	802,748

Personal Products: 0.72%
Herbalife Limited †«	11,002	539,428

Energy: 13.70%

Energy Equipment & Services: 1.71%
Baker Hughes Incorporated	19,922	1,281,582

Oil, Gas & Consumable Fuels: 11.99%
Apache Corporation	14,744	972,367
Chevron Corporation	10,225	1,140,701
ConocoPhillips	33,992	1,649,292
Exxon Mobil Corporation	25,922	2,262,991
Kinder Morgan Incorporated	60,857	1,351,025
Noble Energy Incorporated	41,675	1,590,318

		8,966,694

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Financials: 24.10%

Banks: 14.51%
Bank of America Corporation	88,457	$1,868,212
BOK Financial Corporation «	17,834	1,432,427
CIT Group Incorporated	29,921	1,222,273
Citigroup Incorporated	28,047	1,581,570
First Republic Bank	10,675	874,283
FNB Corporation PA	102,222	1,561,952
JPMorgan Chase & Company	28,913	2,317,955

		10,858,672

Capital Markets: 3.26%
Affiliated Managers Group Incorporated †	4,699	695,922
Ameriprise Financial Incorporated	3,994	456,155
Goldman Sachs Group Incorporated	5,871	1,287,452

		2,439,529

Insurance: 6.33%
American International Group Incorporated	26,004	1,646,833
Arthur J. Gallagher & Company	19,125	962,944
Chubb Limited	8,758	1,121,024
MetLife Incorporated	18,213	1,001,897

		4,732,698

Health Care: 10.28%

Biotechnology: 1.81%
AbbVie Incorporated	9,462	575,290
Shire plc ADR	4,489	783,779

		1,359,069

Health Care Providers & Services: 2.50%
AmSurg Corporation †«	8,848	602,726
Cigna Corporation	5,034	678,281
HCA Holdings Incorporated †	8,291	587,749

		1,868,756

Pharmaceuticals: 5.97%
Allergan plc	3,972	771,760
Johnson & Johnson	6,914	769,528
Mallinckrodt plc †	14,270	752,029
Merck & Company Incorporated	14,988	917,116
Pfizer Incorporated	39,049	1,255,035

		4,465,468

Industrials: 10.60%

Aerospace & Defense: 2.55%
Curtiss-Wright Corporation	10,547	1,060,184
Orbital ATK Incorporated	9,957	849,631

		1,909,815

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	63

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Airlines: 1.09%
United Continental Holdings Incorporated †	11,852	$817,195

Electrical Equipment: 0.96%
Eaton Corporation plc	10,743	714,517

Industrial Conglomerates: 1.61%
General Electric Company	39,096	1,202,593

Machinery: 1.67%
Stanley Black & Decker Incorporated	10,506	1,246,327

Road & Rail: 1.23%
Norfolk Southern Corporation	8,656	921,518

Trading Companies & Distributors: 1.49%
HD Supply Holdings Incorporated †	28,463	1,116,888

Information Technology: 10.57%

Electronic Equipment, Instruments & Components: 2.12%
Synnex Corporation	7,320	855,781
TE Connectivity Limited	10,754	727,401

		1,583,182

Internet Software & Services: 1.38%
Alphabet Incorporated Class C †	1,362	1,032,450

IT Services: 1.01%
Alliance Data Systems Corporation	3,290	752,686

Semiconductors & Semiconductor Equipment: 2.71%
NXP Semiconductors NV †	8,734	865,976
Skyworks Solutions Incorporated	15,126	1,162,433

		2,028,409

Software: 0.79%
Citrix Systems Incorporated †	6,840	593,233

Technology Hardware, Storage & Peripherals: 2.56%
Apple Incorporated	6,384	705,560
NCR Corporation †	31,246	1,210,783

		1,916,343

Materials: 4.35%

Chemicals: 2.07%
Cabot Corporation	10,801	550,095
FMC Corporation	17,826	1,000,395

		1,550,490

Containers & Packaging: 2.28%
Crown Holdings Incorporated †	15,497	842,882
WestRock Company	16,768	858,522

		1,701,404

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name		Shares	Value

Real Estate: 6.39%

Equity REITs: 6.39%
Alexandria Real Estate Equities Incorporated		16,994	$1,862,372
Prologis Incorporated		16,426	836,083
SL Green Realty Corporation		7,470	787,039
VEREIT Incorporated		88,980	737,644
Vornado Realty Trust		5,698	556,980

			4,780,118

Telecommunication Services: 2.12%

Diversified Telecommunication Services: 2.12%
AT&T Incorporated		20,511	792,340
Verizon Communications Incorporated		15,997	798,250

			1,590,590

Utilities: 5.43%

Electric Utilities: 4.43%
Duke Energy Corporation		13,747	1,014,116
Great Plains Energy Incorporated		45,713	1,206,366
The Southern Company		23,409	1,096,009

			3,316,491

Multi-Utilities: 1.00%
Black Hills Corporation «		12,675	744,656

Total Common Stocks (Cost $60,740,114)			75,003,557

	Yield
Short-Term Investments: 4.42%

Investment Companies: 4.42%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%	3,310,979	3,311,310

Total Short-Term Investments (Cost $3,311,198)			3,311,310

Total investments in securities (Cost $64,051,312) *	104.68%	78,314,867
Other assets and liabilities, net	(4.68)	(3,504,364)

Total net assets	100.00%	$74,810,503

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $64,189,829 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,729,328
Gross unrealized losses	(1,604,290)

Net unrealized gains	$14,125,038

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	65

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 95.13%

Consumer Discretionary: 13.25%

Auto Components: 1.39%
Gentherm Incorporated †	428,583	$13,650,369
Tower International Incorporated	280,761	7,355,938

		21,006,307

Diversified Consumer Services: 0.49%
Houghton Mifflin Harcourt Company †	673,835	7,445,877

Hotels, Restaurants & Leisure: 2.18%
Del Taco Restaurants Incorporated †	675,213	9,804,093
Extended Stay America Incorporated	867,711	13,501,583
Zoe’s Kitchen Incorporated «†	393,745	9,709,752

		33,015,428

Household Durables: 1.18%
Tempur-Pedic International Incorporated «†	137,287	8,690,267
William Lyon Homes Class A «†	465,911	9,225,038

		17,915,305

Media: 2.45%
IMAX Corporation «†	633,716	20,247,226
Lions Gate Entertainment Corporation «	450,595	10,543,923
Media General Incorporated †	346,667	6,368,273

		37,159,422

Specialty Retail: 4.95%
At Home Group Incorporated «†	334,908	4,313,615
Burlington Stores Incorporated †	182,737	16,066,237
Chico’s FAS Incorporated	607,888	9,306,765
Dick’s Sporting Goods Incorporated	260,543	15,390,275
Monro Muffler Brake Incorporated	180,411	10,788,578
Party City Holdco Incorporated «†	787,328	12,636,614
Sportsman’s Warehouse Holdings Incorporated †	722,719	6,504,471

		75,006,555

Textiles, Apparel & Luxury Goods: 0.61%
Kate Spade & Company †	620,807	9,218,984

Consumer Staples: 1.81%

Food Products: 0.91%
Snyders Lance Incorporated	371,994	13,860,496

Household Products: 0.90%
Central Garden & Pet Company Class A †	496,937	13,601,166

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Energy: 3.57%

Energy Equipment & Services: 0.54%
Mammoth Energy Services Incorporated †	246,374	$3,949,375
Smart Sand Incorporated †	308,988	4,223,866

		8,173,241

Oil, Gas & Consumable Fuels: 3.03%
Diamondback Energy Incorporated †	86,343	9,312,093
GasLog Limited «	520,749	8,175,759
Oasis Petroleum Incorporated †	629,047	9,416,834
PDC Energy Incorporated †	127,547	9,495,874
QEP Resources Incorporated	486,916	9,572,769

		45,973,329

Financials: 9.27%

Banks: 2.85%
ServisFirst Bancshares Incorporated	157,518	11,596,475
Signature Bank †	82,084	12,305,212
SVB Financial Group †	122,193	19,310,160

		43,211,847

Capital Markets: 3.81%
Evercore Partners Incorporated Class A	289,599	19,518,973
Stifel Financial Corporation †	309,969	15,451,955
Virtu Financial Incorporated Class A	799,166	11,068,449
Virtus Investment Partners Incorporated «	100,356	11,621,225

		57,660,602

Insurance: 1.33%
Argo Group International Holdings Limited	318,160	20,187,252

Thrifts & Mortgage Finance: 1.28%
Essent Group Limited †	635,448	19,393,873

Health Care: 20.62%

Biotechnology: 3.71%
Alder Biopharmaceuticals Incorporated «†	216,403	5,096,291
Alnylam Pharmaceuticals Incorporated †	128,703	5,646,201
Emergent BioSolutions Incorporated	184,706	4,942,733
Flexion Therapeutics Incorporated †	453,599	7,484,384
Galapagos NV	55,987	3,309,951
Intrexon Corporation «†	156,456	4,565,386
Ophthotech Corporation †	148,610	4,554,897
Portola Pharmaceuticals Incorporated †	282,149	5,075,861
Radius Health Incorporated «†	115,044	6,122,642
Tesaro Incorporated «†	68,924	9,352,298

		56,150,644

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	67

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Health Care Equipment & Supplies: 8.19%
Accuray Incorporated «†	1,502,649	$7,588,377
Analogic Corporation	140,682	12,963,846
Atricure Incorporated «†	493,150	8,871,769
Cerus Corporation «†	2,023,805	10,564,262
DexCom Incorporated †	156,767	10,235,317
Inogen Incorporated †	231,853	14,938,289
K2M Group Holdings Incorporated «†	599,308	11,266,990
Nevro Corporation «†	197,741	15,034,248
Novocure Limited «†	693,104	5,371,556
Obalon Therapeutics Incorporated «†	175,558	2,141,808
The Spectranetics Corporation †	576,206	12,590,101
Wright Medical Group NV «†	541,891	12,485,169

		124,051,732

Health Care Providers & Services: 4.83%
AMN Healthcare Services Incorporated †	516,420	17,196,786
HealthEquity Incorporated †	423,315	18,850,217
LifePoint Hospitals Incorporated †	127,242	6,991,948
Surgery Partners Incorporated «†	665,808	9,820,668
Teladoc Incorporated «†	451,456	8,284,218
The Ensign Group Incorporated	556,138	12,023,704

		73,167,541

Health Care Technology: 1.74%
Evolent Health Incorporated Class A «†	639,290	12,018,652
Medidata Solutions Incorporated †	176,517	9,749,034
Vocera Communications Incorporated †	253,550	4,614,610

		26,382,296

Life Sciences Tools & Services: 1.68%
ICON plc ADR †	276,389	20,906,064
Pacific BioSciences of California «†	606,224	4,613,365

		25,519,429

Pharmaceuticals: 0.47%
Pacira Pharmaceuticals Incorporated †	225,421	7,179,659

Industrials: 15.55%

Air Freight & Logistics: 0.70%
Hub Group Incorporated Class A †	248,722	10,657,738

Building Products: 4.65%
A.O. Smith Corporation	343,834	16,720,647
Apogee Enterprises Incorporated «	376,873	17,976,842
Masonite International Corporation †	156,523	10,142,690
NCI Building Systems Incorporated †	840,469	14,035,832
PGT Incorporated †	1,043,239	11,579,953

		70,455,964

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Commercial Services & Supplies: 3.11%
Copart Incorporated †	399,834	$21,878,916
KAR Auction Services Incorporated	311,248	13,122,216
West Corporation	507,728	12,114,390

		47,115,522

Construction & Engineering: 1.73%
Chicago Bridge & Iron Company NV	267,979	8,979,976
Granite Construction Incorporated	291,422	17,190,984

		26,170,960

Machinery: 2.20%
EnPro Industries Incorporated	242,570	14,748,256
SPX Corporation †	266,974	6,522,175
Wabash National Corporation †	871,045	12,011,711

		33,282,142

Professional Services: 1.48%
On Assignment Incorporated †	408,796	16,879,187
RPX Corporation †	524,539	5,481,433

		22,360,620

Road & Rail: 1.68%
Genesee & Wyoming Incorporated Class A †	177,927	13,593,623
Swift Transportation Company «†	478,378	11,945,099

		25,538,722

Information Technology: 27.24%

Communications Equipment: 0.93%
Ciena Corporation †	659,825	14,153,246

Electronic Equipment, Instruments & Components: 0.89%
OSI Systems Incorporated †	178,599	13,519,944

Internet Software & Services: 4.93%
2U Incorporated «†	481,364	15,913,894
Benefitfocus Incorporated «†	395,772	10,804,576
Cornerstone OnDemand Incorporated †	395,230	14,192,709
Hortonworks Incorporated «†	709,136	6,446,046
Mimecast Limited «†	308,131	6,304,360
Pandora Media Incorporated «†	632,881	7,354,077
Shopify Incorporated Class A †	330,468	13,770,602

		74,786,264

IT Services: 2.96%
Acxiom Corporation †	725,369	19,244,040
Maximus Incorporated	183,650	10,154,009
Vantiv Incorporated Class A †	272,902	15,399,860

		44,797,909

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	69

SMALL COMPANY GROWTH PORTFOLIO

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 6.90%
Applied Micro Circuits Corporation †		1,446,062	$12,653,043
Cypress Semiconductor Corporation		1,370,032	15,412,860
FormFactor Incorporated †		1,168,758	13,090,090
Microsemi Corporation †		424,962	23,266,670
Nanometrics Incorporated †		376,654	9,005,797
Silicon Motion Technology Corporation		229,552	10,557,096
Teradyne Incorporated		841,804	20,523,182

			104,508,738

Software: 10.63%
Cadence Design Systems Incorporated †		735,628	19,332,304
CyberArk Software Limited «†		287,418	14,661,192
Nuance Communications Incorporated †		814,495	13,202,964
PTC Incorporated †		496,550	24,186,951
Realpage Incorporated †		647,839	18,528,195
Secureworks Corporation Class A «†		285,547	3,526,505
SS&C Technologies Holdings Incorporated		838,360	25,159,184
Synchronoss Technologies Incorporated †		214,327	10,390,573
Talend SA †		200,949	4,639,912
The Rubicon Project Incorporated †		681,139	5,142,599
Ultimate Software Group Incorporated †		54,951	11,261,108
Zendesk Incorporated †		520,474	11,080,891

			161,112,378

Materials: 2.71%

Construction Materials: 0.81%
Forterra Incorporated †		616,847	12,219,739

Metals & Mining: 0.99%
Steel Dynamics Incorporated		421,999	14,972,525

Paper & Forest Products: 0.91%
Boise Cascade Company †		607,382	13,848,310

Real Estate: 1.11%

Equity REITs: 1.11%
QTS Realty Trust Incorporated Class A		359,619	16,830,162

Total Common Stocks (Cost $1,226,035,864)			1,441,611,868

Yield
Short-Term Investments: 15.86%

Investment Companies: 15.86%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%	165,095,831	165,112,340
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31	75,190,164	75,190,164

Total Short-Term Investments (Cost $240,287,228)			240,302,504

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

		Value
Total investments in securities (Cost $1,466,323,092) *	110.99%	$1,681,914,372
Other assets and liabilities, net	(10.99)	(166,551,894)

Total net assets	100.00%	$1,515,362,478

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,510,671,686 and unrealized gains (losses) consists of:

Gross unrealized gains	$279,923,404
Gross unrealized losses	(108,680,718)

Net unrealized gains	$171,242,686

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	71

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.67%

Consumer Discretionary: 17.61%

Auto Components: 1.81%
Metaldyne Performance Group Incorporated	93,100	$1,880,620
Visteon Corporation	27,790	2,186,239

		4,066,859

Automobiles: 0.99%
Thor Industries Incorporated	22,110	2,223,603

Diversified Consumer Services: 1.18%
DeVry Incorporated «	89,060	2,658,441

Hotels, Restaurants & Leisure: 3.99%
ClubCorp Holdings Incorporated	155,424	2,020,512
Eldorado Resorts Incorporated «†	165,790	2,279,613
Penn National Gaming Incorporated †	190,030	2,523,598
Red Robin Gourmet Burgers Incorporated †	41,970	2,159,357

		8,983,080

Household Durables: 2.60%
Century Communities Incorporated †	90,546	1,878,830
Taylor Morrison Home Corporation Class A †	115,990	2,297,762
TRI Pointe Homes Incorporated †	144,881	1,683,517

		5,860,109

Internet & Direct Marketing Retail: 0.80%
1-800-Flowers.com Incorporated Class A †	170,400	1,797,720

Media: 2.38%
Lions Gate Entertainment Corporation «	141,820	3,318,588
Scholastic Corporation	45,933	2,025,186

		5,343,774

Specialty Retail: 2.10%
Asbury Automotive Group Incorporated †	29,609	1,739,529
GNC Holdings Incorporated Class A	56,970	823,217
Urban Outfitters Incorporated †	68,450	2,163,020

		4,725,766

Textiles, Apparel & Luxury Goods: 1.76%
G-III Apparel Group Limited †	60,000	1,629,600
Oxford Industries Incorporated	32,000	2,325,120

		3,954,720

Consumer Staples: 2.14%

Food & Staples Retailing: 1.16%
The Andersons Incorporated	24,425	961,124
United Natural Foods Incorporated †	35,120	1,648,884

		2,610,008

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Food Products: 0.98%
Darling Ingredients Incorporated †	163,010	$2,202,265

Energy: 5.04%

Energy Equipment & Services: 1.80%
RPC Incorporated «	98,300	1,973,864
Unit Corporation †	85,160	2,069,388

		4,043,252

Oil, Gas & Consumable Fuels: 3.24%
Callon Petroleum Company †	114,600	2,021,544
Carrizo Oil & Gas Incorporated †	41,000	1,735,940
Delek US Holdings Incorporated	112,900	2,270,419
Scorpio Tankers Incorporated	301,400	1,274,922

		7,302,825

Financials: 27.50%

Banks: 19.50%
BancorpSouth Incorporated	78,592	2,243,802
Cathay General Bancorp	67,300	2,362,230
Chemical Financial Corporation	50,895	2,640,433
ConnectOne Bancorp Incorporated	74,920	1,760,620
Customers Bancorp Incorporated †	61,700	1,881,850
FCB Financial Holdings Class A †	58,700	2,597,475
Great Western Bancorp Incorporated	63,140	2,525,600
Independent Bank Group Incorporated	48,700	2,926,870
MB Financial Incorporated	56,400	2,440,428
Pinnacle Financial Partners Incorporated	36,560	2,358,120
Renasant Corporation	69,700	2,889,762
Sterling BanCorp	100,673	2,290,311
Umpqua Holdings Corporation	120,400	2,139,508
United Community Bank	92,800	2,522,304
Webster Financial Corporation	51,537	2,556,751
Western Alliance Bancorp †	58,678	2,741,436
Wintrust Financial Corporation	36,977	2,434,566
Yadkin Financial Corporation	77,800	2,548,728

		43,860,794

Capital Markets: 1.37%
Stifel Financial Corporation †	61,893	3,085,366

Consumer Finance: 1.00%
PRA Group Incorporated †	62,470	2,245,797

Insurance: 4.66%
American Equity Investment Life Holding Company	93,208	1,932,202
Horace Mann Educators Corporation	66,210	2,658,332
Kemper Corporation	54,310	2,223,995
OneBeacon Insurance Group Limited Class A	95,256	1,462,180
Primerica Incorporated	31,363	2,217,364

		10,494,073

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	73

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Thrifts & Mortgage Finance: 0.97%
Bofi Holding Incorporated «†	92,300	$2,181,049

Health Care: 5.69%

Health Care Equipment & Supplies: 0.80%
Merit Medical Systems Incorporated †	76,410	1,799,456

Health Care Providers & Services: 4.89%
Magellan Health Services Incorporated †	37,120	2,702,336
Molina Healthcare Incorporated †	44,540	2,354,384
Owens & Minor Incorporated	45,850	1,554,774
PharMerica Corporation †	103,710	2,494,226
Select Medical Holdings Corporation †	155,120	1,884,708

		10,990,428

Industrials: 10.21%

Aerospace & Defense: 0.97%
Triumph Group Incorporated	78,360	2,178,408

Commercial Services & Supplies: 3.05%
Interface Incorporated	131,220	2,283,228
LSC Communications Incorporated	96,461	1,990,955
West Corporation	108,110	2,579,505

		6,853,688

Construction & Engineering: 2.87%
Argan Incorporated	36,932	2,232,539
KBR Incorporated	107,290	1,792,816
Tutor Perini Corporation †	92,895	2,424,560

		6,449,915

Electrical Equipment: 0.89%
Generac Holdings Incorporated †	49,090	2,011,708

Professional Services: 1.23%
Korn/Ferry International	108,560	2,755,253

Trading Companies & Distributors: 1.20%
Air Lease Corporation	75,500	2,707,430

Information Technology: 13.59%

Communications Equipment: 1.95%
Comtech Telecommunications Corporation	151,970	1,747,655
NetScout Systems Incorporated †	84,350	2,631,720

		4,379,375

Electronic Equipment, Instruments & Components: 3.30%
Anixter International Incorporated †	26,120	2,041,278
Jabil Circuit Incorporated	123,910	2,620,697
VeriFone Systems Incorporated †	98,000	1,655,220
Vishay Intertechnology Incorporated	72,381	1,098,418

		7,415,613

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

IT Services: 1.13%
Cardtronics Incorporated †	51,610	$2,553,147

Semiconductors & Semiconductor Equipment: 4.47%
Cirrus Logic Incorporated †	60,070	3,303,850
Integrated Device Technology Incorporated †	72,814	1,703,848
MKS Instruments Incorporated	36,870	2,121,869
Veeco Instruments Incorporated †	110,140	2,935,231

		10,064,798

Software: 2.27%
Nuance Communications Incorporated †	147,450	2,390,165
Tivo Corporation †	134,460	2,722,815

		5,112,980

Technology Hardware, Storage & Peripherals: 0.47%
Avid Technology Incorporated †	250,880	1,056,205

Materials: 3.18%

Chemicals: 2.04%
A. Schulman Incorporated	78,000	2,597,400
Cabot Corporation	39,200	1,996,456

		4,593,856

Metals & Mining: 1.14%
Ferroglobe plc (a)	224,340	0
Ferroglobe plc	224,340	2,559,719

		2,559,719

Real Estate: 9.20%

Equity REITs: 8.41%
Brandywine Realty Trust	139,500	2,141,325
Corporate Office Properties Trust	75,600	2,163,672
Cousins Properties Incorporated	281,500	2,226,665
Equity Commonwealth †	76,200	2,215,896
Four Corners Property Trust Incorporated	123,100	2,361,058
Kite Realty Group Trust	83,100	1,998,555
Pennsylvania Real Estate Investment Trust	94,500	1,811,565
Ramco-Gershenson Properties Trust	101,721	1,726,205
Sunstone Hotel Investors Incorporated	156,680	2,278,127

		18,923,068

Real Estate Management & Development: 0.79%
Alexander & Baldwin Incorporated	40,281	1,775,184

Utilities: 3.51%

Electric Utilities: 2.70%
El Paso Electric Company	45,031	2,028,647
PNM Resources Incorporated	61,127	1,931,613
Portland General Electric Company	50,924	2,118,438

		6,078,698

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	75

SMALL COMPANY VALUE PORTFOLIO

Security name			Shares	Value

Gas Utilities: 0.81%
Southwest Gas Corporation			24,490	$1,815,436

Total Common Stocks (Cost $181,313,891)				219,713,866

		Expiration date

Warrants: 0.00%

Health Care: 0.00%

Health Care Equipment & Supplies: 0.00%
EnteroMedics Incorporated †(a)		2-15-2017	9,104	0

Total Warrants (Cost $0)				0

	Yield
Short-Term Investments: 6.71%

Investment Companies: 6.71%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%		11,761,436	11,762,612
Wells Fargo Government Money Market Fund Select Class (u)	0.31		3,332,087	3,332,087

Total Short-Term Investments (Cost $15,094,012)				15,094,699

Total investments in securities (Cost $196,407,903) *	104.38%	234,808,565
Other assets and liabilities, net	(4.38)	(9,860,757)

Total net assets	100.00%	$224,947,808

«	All or a portion of this security is on loan.

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $198,335,771 and unrealized gains (losses) consists of:

Gross unrealized gains	$45,949,979
Gross unrealized losses	(9,477,185)

Net unrealized gains	$36,472,794

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2016 (unaudited)

CORE BOND PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 27.20%
FHLMC	1.24-7.00%	8-1-2017 to 12-13-2046	$160,588,888	$169,079,765	3.22%
FHLMC %%	3.00	12-13-2046	44,100,000	43,838,156	0.84
FHLMC	3.50	7-1-2032	14,165,419	14,699,881	0.28
FHLMC	4.00	8-1-2044	18,453,037	19,619,382	0.38
FHLMC Series 300 Class 300	3.00	1-15-2043	14,386,497	14,443,906	0.28
FNMA	0.00-8.12	4-1-2017 to 11-1-2046	479,910,237	504,096,462	9.68
FNMA	3.00	6-1-2031	14,469,882	14,930,795	0.29
FNMA %%	3.00	12-13-2046	34,100,000	33,918,844	0.65
FNMA %%	3.00	1-18-2047	110,500,000	109,684,200	2.10
FNMA	3.50	6-1-2045	17,691,683	18,218,372	0.35
FNMA %%	3.50	12-13-2046	86,500,000	88,743,594	1.70
FNMA %%	3.50	1-18-2047	23,600,000	24,202,343	0.46
FNMA %%	4.00	12-13-2046	23,500,000	24,722,207	0.47
FNMA	4.50	2-1-2044	13,480,624	14,806,106	0.28
FNMA	4.50	3-1-2046	14,991,505	16,378,521	0.31
FNMA Series 2015-18 Class HE	4.00	9-25-2041	14,738,307	15,668,393	0.30
GNMA %%	3.00	12-20-2046	35,200,000	35,699,125	0.68
GNMA %%	3.50	12-20-2046	105,500,000	109,715,875	2.10
GNMA	3.50-5.00	3-15-2041 to 12-20-2046	66,644,891	71,970,810	1.37
Other securities				75,256,391	1.46

Total Agency Securities (Cost $1,436,765,054)				1,419,693,128	27.20

Asset-Backed Securities: 12.48%
Capital Auto Receivables Asset Trust	1.39-2.01	2-20-2018 to 10-20-2020	60,002,588	60,131,465	1.14
SLM Student Loan Trust	0.92-3.74	4-25-2019 to 1-25-2072	138,293,380	134,680,958	2.60
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.43	2-17-2032	16,726,000	16,451,744	0.31
Other securities				440,050,191	8.43

Total Asset-Backed Securities (Cost $652,378,051)				651,314,358	12.48

Corporate Bonds and Notes: 18.61%

Consumer Discretionary: 1.07%

Automobiles: 0.09%
Other securities				4,584,220	0.09

Hotels, Restaurants & Leisure: 0.17%
Other securities				8,773,757	0.17

Household Durables: 0.14%
Other securities				7,599,477	0.14

Media: 0.67%
Other securities				34,860,933	0.67

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	77

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Consumer Staples: 1.18%

Beverages: 0.26%
Other securities				$13,789,725	0.26%

Food & Staples Retailing: 0.15%
Other securities				7,948,054	0.15

Food Products: 0.63%
Other securities				32,710,454	0.63

Tobacco: 0.14%
Other securities				7,009,791	0.14

Energy: 1.98%

Energy Equipment & Services: 0.06%
Other securities				3,186,815	0.06

Oil, Gas & Consumable Fuels: 1.92%
Other securities				100,232,644	1.92

Financials: 5.42%

Banks: 1.85%
Bank of America Corporation	3.25%	10-21-2027	$17,750,000	16,951,747	0.32
Other securities				79,753,520	1.53

				96,705,267	1.85

Capital Markets: 1.49%
Morgan Stanley	2.63	11-17-2021	15,250,000	15,073,405	0.29
Other securities				62,346,176	1.20

				77,419,581	1.49

Consumer Finance: 0.98%
Other securities				51,170,711	0.98

Diversified Financial Services: 0.18%
Other securities				9,340,849	0.18

Insurance: 0.92%
Other securities				48,059,262	0.92

Health Care: 1.37%

Biotechnology: 0.67%
Other securities				34,688,992	0.67

Health Care Providers & Services: 0.15%
Other securities				7,647,661	0.15

Life Sciences Tools & Services: 0.10%
Other securities				5,433,610	0.10

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2016 (unaudited)

CORE BOND PORTFOLIO

Security name	Value	Percent of net assets

Pharmaceuticals: 0.45%
Other securities	$23,649,922	0.45%

Industrials: 1.11%

Aerospace & Defense: 0.51%
Other securities	26,595,110	0.51

Air Freight & Logistics: 0.10%
Other securities	5,034,524	0.10

Construction & Engineering: 0.05%
Other securities	2,424,627	0.05

Machinery: 0.08%
Other securities	4,410,650	0.08

Road & Rail: 0.37%
Other securities	19,583,744	0.37

Information Technology: 2.28%

Communications Equipment: 0.64%
Other securities	33,600,473	0.64

IT Services: 0.31%
Other securities	16,013,261	0.31

Semiconductors & Semiconductor Equipment: 0.36%
Other securities	18,933,701	0.36

Software: 0.69%
Other securities	35,714,356	0.69

Technology Hardware, Storage & Peripherals: 0.28%
Other securities	14,574,189	0.28

Materials: 0.38%

Chemicals: 0.26%
Other securities	13,555,869	0.26

Containers & Packaging: 0.08%
Other securities	4,416,591	0.08

Metals & Mining: 0.04%
Other securities	1,958,873	0.04

Real Estate: 0.58%

Equity REITs: 0.45%
Other securities	23,783,659	0.45

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	79

CORE BOND PORTFOLIO

Security name	Value	Percent of net assets

Real Estate Management & Development: 0.13%
Other securities	$6,606,640	0.13%

Telecommunication Services: 1.38%

Diversified Telecommunication Services: 1.26%
Other securities	65,888,791	1.26

Wireless Telecommunication Services: 0.12%
Other securities	6,305,725	0.12

Utilities: 1.86%

Electric Utilities: 1.25%
Other securities	65,133,988	1.25

Gas Utilities: 0.09%
Other securities	4,755,915	0.09

Independent Power & Renewable Electricity Producers: 0.07%
Other securities	3,744,067	0.07

Multi-Utilities: 0.45%
Other securities	23,452,864	0.45

Total Corporate Bonds and Notes (Cost $990,186,671)	971,299,342	18.61

Government Agency Debt: 0.39%
Other securities	20,555,046	0.39

Total Government Agency Debt (Cost $21,113,777)	20,555,046	0.39

Municipal Obligations: 0.76%

California: 0.23%
Other securities	12,140,785	0.23

Nevada: 0.12%
Other securities	6,354,442	0.12

New Jersey: 0.11%
Other securities	5,526,055	0.11

New York: 0.13%
Other securities	6,614,413	0.13

Ohio: 0.04%
Other securities	1,933,085	0.04

Texas: 0.13%
Other securities	6,929,864	0.13

Total Municipal Obligations (Cost $34,858,655)	39,498,644	0.76

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2016 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Non-Agency Mortgage-Backed Securities: 5.49%
SMB Private Education Loan Trust Series 2016-C Class A2A 144A	2.34%	9-15-2034	$14,672,000	$14,497,770	0.28%
Verizon Owner Trust Series 2016-2A Class A 144A	1.68	5-20-2021	13,972,000	13,948,459	0.27
Other securities				258,081,189	4.94

Total Non-Agency Mortgage-Backed Securities (Cost $289,024,528)				286,527,418	5.49

U.S. Treasury Securities: 34.66%
U.S. Treasury Bond «	2.25	8-15-2046	73,660,000	62,038,441	1.19
U.S. Treasury Bond	2.50	2-15-2046	49,355,000	43,983,794	0.84
U.S. Treasury Bond	2.50	5-15-2046	38,269,000	34,089,298	0.65
U.S. Treasury Bond	2.88	11-15-2046	26,020,000	25,174,350	0.48
U.S. Treasury Bond	3.00	11-15-2045	27,871,000	27,579,219	0.53
U.S. Treasury Note	0.75	7-31-2018	87,096,000	86,629,862	1.66
U.S. Treasury Note ##	0.75	9-30-2018	279,439,000	277,616,219	5.32
U.S. Treasury Note	0.75-2.00	10-31-2018 to 11-30-2023	29,024,000	28,771,763	0.55
U.S. Treasury Note	0.88	7-15-2018	27,343,000	27,266,111	0.52
U.S. Treasury Note	1.00	11-30-2018	42,967,000	42,862,934	0.82
U.S. Treasury Note	1.00	10-15-2019	168,848,000	167,001,141	3.20
U.S. Treasury Note	1.00	11-15-2019	150,115,000	148,379,370	2.84
U.S. Treasury Note	1.13	6-15-2018	17,877,000	17,897,952	0.34
U.S. Treasury Note	1.13	6-30-2021	51,083,000	49,488,648	0.95
U.S. Treasury Note	1.13	7-31-2021	16,549,000	16,013,739	0.31
U.S. Treasury Note	1.13	9-30-2021	61,169,000	59,071,087	1.13
U.S. Treasury Note	1.25	12-15-2018	23,639,000	23,687,933	0.45
U.S. Treasury Note	1.25	10-31-2021	43,614,000	42,336,241	0.81
U.S. Treasury Note	1.38	2-29-2020	16,496,000	16,426,403	0.31
U.S. Treasury Note	1.38	1-31-2021	74,478,000	73,325,900	1.41
U.S. Treasury Note	1.38	4-30-2021	55,396,000	54,383,306	1.04
U.S. Treasury Note «	1.50	8-15-2026	172,381,000	158,933,903	3.05
U.S. Treasury Note	1.63	5-15-2026	6,515,000	6,089,492	0.12
U.S. Treasury Note	1.75	11-30-2021	44,442,000	44,235,434	0.85
U.S. Treasury Note	2.00	8-31-2021	33,853,000	34,032,827	0.65
U.S. Treasury Note	2.00	10-31-2021	47,323,000	47,530,038	0.91
U.S. Treasury Note	2.00	11-15-2026	28,004,000	27,046,823	0.52
U.S. Treasury Note ##	2.13	8-15-2021	149,754,000	151,427,052	2.90
U.S. Treasury Note	2.13	9-30-2021	15,782,000	15,948,453	0.31

Total U.S. Treasury Securities (Cost $1,852,142,157)				1,809,267,733	34.66

Yankee Corporate Bonds and Notes: 6.05%

Consumer Discretionary: 0.08%

Media: 0.08%
Other securities				4,062,162	0.08

Energy: 0.85%

Oil, Gas & Consumable Fuels: 0.85%
Other securities				44,580,982	0.85

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	81

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Financials: 3.92%

Banks: 2.56%
HSBC Holdings plc	2.65%	1-5-2022	$13,920,000	$13,542,587	0.26%
KFW	1.00	7-15-2019	28,907,000	28,466,226	0.54
Other securities				91,792,637	1.76

				133,801,450	2.56

Capital Markets: 0.25%
Other securities				12,994,394	0.25

Diversified Financial Services: 0.98%
Other securities				51,217,702	0.98

Insurance: 0.02%
Other securities				924,177	0.02

Thrifts & Mortgage Finance: 0.11%
Other securities				5,698,968	0.11

Health Care: 0.65%

Pharmaceuticals: 0.65%
Other securities				33,764,288	0.65

Industrials: 0.18%

Chemicals: 0.18%
Other securities				9,187,406	0.18

Materials: 0.13%

Metals & Mining: 0.13%
Other securities				6,541,034	0.13

Utilities: 0.24%

Electric Utilities: 0.24%
Other securities				12,785,354	0.24

Total Yankee Corporate Bonds and Notes (Cost $324,477,592)				315,557,917	6.05

Yankee Government Bonds: 1.49%
Other securities				77,693,478	1.49

Total Yankee Government Bonds (Cost $80,078,070)				77,693,478	1.49

	Yield		Shares
Short-Term Investments: 7.06%

Investment Companies: 7.06%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65		230,736,112	230,759,186	4.42
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.31		137,895,059	137,895,059	2.64

Total Short-Term Investments (Cost $368,654,047)				368,654,245	7.06

Total investments in securities (Cost $6,049,678,602) *				5,960,061,309	114.19%
Other assets and liabilities, net				(740,715,159)	(14.19)

Total net assets				$5,219,346,150	100.00%

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2016 (unaudited)

CORE BOND PORTFOLIO

%%	Security issued on a when-issued basis

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

##	All or a portion of this security has been segregated for when-issued securities.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $6,074,405,459 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,025,520
Gross unrealized losses	(129,369,670)

Net unrealized losses	$(114,344,150)

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	83

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 33.01%
FHLMC	3.00%	7-1-2046	$738,895	$736,534
FHLMC	3.00	7-1-2046	1,025,977	1,022,383
FHLMC	3.50	9-1-2032	912,614	949,097
FHLMC	3.50	4-1-2043	1,508,145	1,552,553
FHLMC	3.50	5-1-2044	681,557	702,738
FHLMC	3.50	6-1-2046	582,994	599,497
FHLMC	4.00	4-1-2044	844,413	898,452
FHLMC	4.00	8-1-2044	616,781	653,923
FHLMC Structured Pass-Through Securities Series T-20 Class A6	7.08	9-25-2029	48,993	51,306
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	1,021,525	1,183,022
FNMA	2.50	8-1-2031	510,875	513,419
FNMA	2.51	9-1-2024	964,843	967,661
FNMA	2.57	9-1-2019	523,121	532,656
FNMA	2.57	9-1-2019	523,868	533,416
FNMA	2.69	5-1-2023	593,276	601,155
FNMA	2.73	1-1-2023	571,508	580,621
FNMA	2.73	9-1-2023	588,050	594,906
FNMA	2.76	4-1-2021	1,084,948	1,098,484
FNMA	2.78	10-1-2020	550,000	564,410
FNMA	2.85	12-1-2023	590,000	598,319
FNMA	2.96	6-1-2022	516,389	520,249
FNMA	3.00	12-1-2032	63,479	64,841
FNMA	3.00	7-1-2046	593,146	591,614
FNMA	3.05	11-1-2022	537,148	553,354
FNMA	3.07	2-1-2026	360,000	367,148
FNMA	3.08	1-1-2026	480,000	489,963
FNMA	3.31	6-1-2021	550,000	570,804
FNMA	3.35	1-1-2028	280,000	288,079
FNMA	3.50	9-1-2032	1,699,988	1,766,962
FNMA	3.50	10-1-2032	896,883	932,384
FNMA	3.50	11-1-2042	350,267	361,199
FNMA	3.50	11-1-2042	451,041	463,025
FNMA	3.50	2-1-2043	250,129	256,773
FNMA	3.50	4-1-2046	287,117	295,632
FNMA	5.00	9-1-2033	223,304	246,806
FNMA	5.50	2-1-2036	258,710	274,877
FNMA Series 2002-90 Class A2	6.50	11-25-2042	401,304	447,961
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	199,417	226,988
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	1,790,229	2,016,434
FNMA Series 2003-86 Class PT	4.50	9-25-2018	143,845	146,592
FNMA Series 2003-W4 Class 3A ±	6.25	10-25-2042	274,341	308,019
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	765,394	845,360
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	1,092,834	1,234,486
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	178,577	206,034
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,056,469	1,230,480
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	350,477	402,884
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	266,057	269,493
GNMA	6.50	10-15-2023	26,521	30,281
GNMA	6.50	11-15-2023	12,625	14,415
GNMA	6.50	11-15-2023	3,322	3,793

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	6.50%	12-15-2023	$15,269	$17,434
GNMA	6.50	1-15-2024	32,351	36,938
GNMA	7.00	8-15-2027	86,056	99,764
SBA Series 2006-20B Class 1	5.35	2-1-2026	415,954	448,403
SBA Series 2006-20H Class 1	5.70	8-1-2026	235,823	259,150
SBA Series 2007-20J Class 1	5.57	10-1-2027	547,713	602,865
SBA Series 2013-20A Class 1	2.13	1-1-2033	465,719	456,989
SBA Series 2013-20J Class 1	3.37	10-1-2033	490,473	511,327
SBA Series 2014-10A Class 1	3.19	3-10-2024	681,330	706,471
SBA Series 2014-10B Class 1	3.02	9-10-2024	1,060,564	1,100,494
SBA Series 2014-20A Class 1	3.46	1-1-2034	404,046	422,466
SBA Series 2015-10B Class 1	2.83	9-10-2025	574,441	586,193
SBA Series 2015-20C Class 1	2.72	3-1-2035	526,942	529,559
SBA Series 2015-20E Class 1	2.77	5-1-2035	823,775	828,955
SBA Series 2015-20F Class 1	2.98	6-1-2035	574,195	585,695

Total Agency Securities (Cost $36,902,080)				37,554,185

Asset-Backed Securities: 4.13%
American Express Credit Accounts Series 2014-2 Class A	1.26	1-15-2020	570,000	570,559
Barclays Dryrock Issuance Trust Series 2014-3 Class A	2.41	7-15-2022	570,000	580,210
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	104,022	104,038
Capital Auto Receivables Asset Trust Series 2014-3 Class A3	1.48	11-20-2018	484,932	485,313
CNH Equipment Trust Series 2014-Class A3	0.84	5-15-2019	193,252	193,149
CNH Equipment Trust Series 2015-A Class A4	1.85	4-15-2021	580,000	583,247
Ford Credit Auto Owner Trust Series 2015-2 Class A 144A	2.44	1-15-2027	600,000	607,540
Ford Credit Auto Owner Trust Series 2016-1 Class A 144A	2.31	8-15-2027	600,000	601,540
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 ±	1.26	10-25-2035	551,777	537,107
South Carolina Student Loan Corporation Series 2014-1 Class B ±	2.03	8-1-2035	500,000	437,027

Total Asset-Backed Securities (Cost $4,735,382)				4,699,730

Corporate Bonds and Notes: 31.33%

Consumer Discretionary: 4.19%

Auto Components: 0.35%
Allison Transmission Incorporated 144A	5.00	10-1-2024	400,000	403,000

Automobiles: 0.37%
General Motors Company	4.88	10-2-2023	400,000	417,457

Diversified Consumer Services: 2.14%
Massachusetts Institute of Technology	3.96	7-1-2038	200,000	209,969
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	760,034
Northwestern University	3.69	12-1-2038	530,000	529,308
President and Fellows of Harvard College	3.53	10-1-2031	250,000	247,718
Service Corporation International	5.38	1-15-2022	360,000	372,600
University of Southern California	3.03	10-1-2039	350,000	309,192

				2,428,821

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	85

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Media: 0.93%
Charter Communications 144A	4.91%	7-23-2025	$325,000	$338,789
Lamar Media Corporation	5.88	2-1-2022	315,000	324,450
Time Warner Incorporated	3.40	6-15-2022	140,000	140,795
Time Warner Incorporated	3.60	7-15-2025	260,000	256,810

				1,060,844

Textiles, Apparel & Luxury Goods: 0.40%
Hanesbrands Incorporated 144A	4.63	5-15-2024	200,000	200,000
The William Carter Company	5.25	8-15-2021	250,000	259,000

				459,000

Consumer Staples: 0.86%

Beverages: 0.12%
Anheuser-Busch InBev Finance Incorporated	3.65	2-1-2026	140,000	140,675

Food & Staples Retailing: 0.34%
CVS Health Corporation	3.50	7-20-2022	120,000	123,128
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	250,000	261,021

				384,149

Food Products: 0.40%
Ingredion Incorporated	3.20	10-1-2026	150,000	145,800
Kraft Foods Group Incorporated	3.50	6-6-2022	300,000	306,650

				452,450

Energy: 4.08%

Energy Equipment & Services: 0.14%
Halliburton Company	3.80	11-15-2025	160,000	160,468

Oil, Gas & Consumable Fuels: 3.94%
Anadarko Petroleum Corporation «	5.55	3-15-2026	150,000	163,657
Chevron Corporation	2.95	5-16-2026	250,000	245,027
Chevron Corporation	3.19	6-24-2023	250,000	254,635
Cimarex Energy Company	5.88	5-1-2022	350,000	365,027
Columbia Pipeline Group Company	2.45	6-1-2018	210,000	211,117
Concho Resources Incorporated	6.50	1-15-2022	375,000	389,063
ConocoPhillips Company	3.35	11-15-2024	370,000	363,208
Devon Energy Corporation	5.85	12-15-2025	130,000	143,730
EQT Corporation	8.13	6-1-2019	400,000	450,599
Florida Gas Transmission Company 144A	4.35	7-15-2025	230,000	228,885
Magellan Midstream Partners LP	5.00	3-1-2026	170,000	185,842
Marathon Oil Corporation «	3.85	6-1-2025	410,000	380,860
Newfield Exploration Company	5.38	1-1-2026	75,000	76,155
Newfield Exploration Company	5.63	7-1-2024	249,000	256,781
Pioneer Natural Resource Company	4.45	1-15-2026	190,000	198,738
Plains All American Pipeline LP	4.65	10-15-2025	400,000	402,120
Southwestern Energy Company	6.70	1-23-2025	175,000	173,250

				4,488,694

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Financials: 6.92%

Banks: 2.78%
Bank of America Corporation	3.95%	4-21-2025	$120,000	$118,820
Bank of America Corporation	4.00	4-1-2024	700,000	722,827
Citigroup Incorporated	3.30	4-27-2025	130,000	127,228
Citigroup Incorporated	3.40	5-1-2026	250,000	242,697
Citigroup Incorporated	4.40	6-10-2025	100,000	102,013
CoreStates Capital Trust II 144A±	1.53	1-15-2027	750,000	664,688
National Capital Commerce Incorporated ±(i)	1.83	4-1-2027	400,000	332,000
NTC Capital Trust Series A ±	1.40	1-15-2027	450,000	405,563
PNC Bank	3.25	6-1-2025	250,000	250,059
US Bancorp	2.95	7-15-2022	200,000	201,563

				3,167,458

Capital Markets: 1.35%
Goldman Sachs Capital II ±	4.00	12-29-2049	6,000	4,781
Goldman Sachs Group Incorporated	3.50	1-23-2025	265,000	263,497
Goldman Sachs Group Incorporated	4.25	10-21-2025	120,000	121,284
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	225,721
Morgan Stanley	3.70	10-23-2024	100,000	101,223
Morgan Stanley	3.95	4-23-2027	180,000	177,900
Morgan Stanley	5.50	7-24-2020	350,000	383,422
The Bank of New York Mellon Corporation	3.25	9-11-2024	250,000	251,899

				1,529,727

Consumer Finance: 0.37%
Caterpillar Financial Services Corporation	3.75	11-24-2023	150,000	157,473
Daimler Finance North America LLC 144A	2.38	8-1-2018	260,000	261,987

				419,460

Diversified Financial Services: 0.77%
Abay Leasing 2014 LLC	2.65	11-9-2026	479,167	486,737
CNH Industrial Capital LLC	3.38	7-15-2019	390,000	389,025

				875,762

Insurance: 1.65%
Berkshire Hathaway Incorporated	2.75	3-15-2023	210,000	209,067
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	814,437
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	637,949
Pacific LifeCorp 144A	6.00	2-10-2020	200,000	216,807

				1,878,260

Health Care: 3.19%

Health Care Equipment & Supplies: 0.56%
Becton Dickinson & Company	3.73	12-15-2024	134,000	137,074
C.R. Bard Incorporated	3.00	5-15-2026	170,000	162,793
Medtronic Incorporated	3.15	3-15-2022	130,000	133,181
Teleflex Incorporated	4.88	6-1-2026	200,000	198,000

				631,048

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	87

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services: 2.07%
Allina Health System Incorporated	4.81%	11-15-2045	$235,000	$251,968
Ascension Health	3.95	11-15-2046	225,000	215,757
Howard Hughes Medical Institute	3.50	9-1-2023	120,000	125,098
Mayo Clinic	3.77	11-15-2043	120,000	112,355
Mednax Incorporated 144A	5.25	12-1-2023	475,000	482,125
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	375,000	367,499
Texas Health Resources	4.33	11-15-2055	375,000	371,782
The New York and Presbyterian Hospital	3.56	8-1-2036	275,000	263,223
The New York and Presbyterian Hospital	4.02	8-1-2045	175,000	169,905

				2,359,712

Life Sciences Tools & Services: 0.13%
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	150,000	152,392

Pharmaceuticals: 0.43%
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	237,523
EMD Finance LLC 144A	2.95	3-19-2022	250,000	249,550

				487,073

Industrials: 2.77%

Aerospace & Defense: 0.09%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	100,000	102,475

Commercial Services & Supplies: 0.32%
Clean Harbors Incorporated	5.25	8-1-2020	350,000	357,875

Construction & Engineering: 0.20%
Valmont Industries Incorporated	5.00	10-1-2044	260,000	226,951

Machinery: 1.86%
Actuant Corporation	5.63	6-15-2022	425,000	437,219
Briggs & Stratton Corporation	6.88	12-15-2020	350,000	384,125
Deere & Company	2.60	6-8-2022	340,000	340,038
Fortive Corporation 144A	3.15	6-15-2026	240,000	235,532
Oshkosh Corporation	5.38	3-1-2022	375,000	390,938
Vessel Management Services Incorporated	3.43	8-15-2036	340,000	330,454

				2,118,306

Road & Rail: 0.30%
Burlington Northern Santa Fe LLC	3.40	9-1-2024	150,000	154,244
Union Pacific Corporation	7.88	1-15-2019	171,000	191,623

				345,867

Information Technology: 1.06%

IT Services: 0.09%
Fiserv Incorporated	4.75	6-15-2021	100,000	107,943

Semiconductors & Semiconductor Equipment: 0.24%
Micron Technology Incorporated 144A	7.50	9-15-2023	245,000	269,500

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Software: 0.39%
Oracle Corporation	2.50%	5-15-2022	$220,000	$217,701
Oracle Corporation	3.40	7-8-2024	220,000	223,986

				441,687

Technology Hardware, Storage & Peripherals: 0.34%
Hewlett Packard Enterprise Company 144A	5.15	10-15-2025	375,000	383,070

Materials: 1.70%

Chemicals: 0.61%
Scotts Miracle-Gro Company 144A	6.00	10-15-2023	390,000	412,425
Valspar Corporation	3.30	2-1-2025	100,000	95,862
Valvoline Incorporated 144A	5.50	7-15-2024	185,000	191,013

				699,300

Containers & Packaging: 0.50%
Ball Corporation	5.00	3-15-2022	350,000	368,375
International Paper Company	3.00	2-15-2027	210,000	196,120

				564,495

Metals & Mining: 0.28%
Alcoa Incorporated «	5.40	4-15-2021	300,000	316,875

Paper & Forest Products: 0.31%
Georgia Pacific LLC 144A	3.73	7-15-2023	340,000	349,960

Real Estate: 3.19%

Equity REITs: 3.19%
Alexandria Real Estate Equities Incorporated	3.95	1-15-2027	240,000	238,759
AvalonBay Communities Incorporated	2.95	9-15-2022	190,000	189,616
AvalonBay Communities Incorporated	3.63	10-1-2020	40,000	41,571
Boston Properties LP	3.70	11-15-2018	180,000	185,845
Boston Properties LP	5.88	10-15-2019	200,000	218,864
Duke Realty LP	3.25	6-30-2026	130,000	125,637
Duke Realty LP	3.88	10-15-2022	150,000	156,258
ERP Operating LP	4.63	12-15-2021	281,000	305,169
Liberty Property LP	3.75	4-1-2025	100,000	100,431
Potlatch Corporation	7.50	11-1-2019	310,000	339,450
ProLogis LP	3.75	11-1-2025	170,000	174,710
Realty Income Corporation	4.65	8-1-2023	370,000	396,471
Simon Property Group LP	3.38	10-1-2024	300,000	303,349
UDR Incorporated	4.63	1-10-2022	260,000	279,318
Ventas Realty LP	3.50	2-1-2025	150,000	147,758
Vornado Realty LP	2.50	6-30-2019	200,000	200,709
Weingarten Realty Investors	3.25	8-15-2026	240,000	226,796

				3,630,711

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	89

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 0.77%

Diversified Telecommunication Services: 0.77%
AT&T Incorporated	4.75%	5-15-2046	$280,000	$260,833
Verizon Communications Incorporated	2.63	8-15-2026	130,000	119,723
Verizon Communications Incorporated	3.50	11-1-2024	110,000	110,414
Verizon Communications Incorporated	5.15	9-15-2023	350,000	387,136

				878,106

Utilities: 2.60%

Electric Utilities: 1.95%
Great River Energy 144A	5.83	7-1-2017	129,702	131,767
IPALCO Enterprises Incorporated	3.45	7-15-2020	350,000	354,375
ITC Holdings Corporation	3.65	6-15-2024	120,000	120,192
Monongahela Power Company 144A	4.10	4-15-2024	380,000	397,222
Northern States Power Company of Wisconsin	3.30	6-15-2024	370,000	374,345
Otter Tail Corporation (i)	9.00	12-15-2016	350,000	350,625
PacifiCorp	3.35	7-1-2025	130,000	132,807
Tenaska Alabama II Partners LP 144A	7.00	6-30-2021	151,817	153,715
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	203,741

				2,218,789

Gas Utilities: 0.65%
AmeriGas Finance LLC	7.00	5-20-2022	375,000	393,750
Boardwalk Pipelines Company	5.95	6-1-2026	325,000	346,272

				740,022

Total Corporate Bonds and Notes (Cost $35,076,594)				35,648,382

Municipal Obligations: 7.98%

Alaska: 0.27%
Alaska Taxable Build America Bonds Series 2010A (GO Revenue)	5.74	8-1-2033	250,000	306,980

Arizona: 0.09%
Arizona School Facilities Board Refunding Certificates of Participation Series A-3 (Miscellaneous Revenue)	2.38	9-1-2019	100,000	101,562

Georgia: 0.52%
Cherokee County GA School System Build America Bonds (GO Revenue)	5.87	8-1-2028	500,000	589,275

Indiana: 0.19%
Indiana Finance Authority Taxable Facilities Series A (Miscellaneous Revenue)	2.37	7-1-2024	225,000	217,244

Maryland: 0.26%
Baltimore County MD (GO Revenue)	3.57	8-1-2032	300,000	300,279

Massachusetts: 0.72%
Boston MA Series C Qualified School Construction Bonds (GO Revenue)	4.40	4-1-2026	400,000	429,804
Massachusetts Build America Bonds Series D (GO Revenue)	4.50	8-1-2031	350,000	390,919

				820,723

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Missouri: 0.26%
Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.51%	8-27-2029	$298,636	$295,243

New Jersey: 1.07%
Hudson County NJ Improvement Authority Hudson County Lease Project (Miscellaneous Revenue, AGM Insured)	7.40	12-1-2025	1,030,000	1,210,611

North Carolina: 1.03%
Duke University Series A (Education Revenue)	5.85	4-1-2037	300,000	384,144
North Carolina Education Assistance Authority Student Loan 2011-1 Series A3 (Education Revenue)	1.78	10-25-2041	650,000	641,797
University of North Carolina Chapel Hill Refunding Bonds Series 2016C (Education Revenue)	3.33	12-1-2036	150,000	146,888

				1,172,829

Ohio: 0.57%
Cuyahoga County OH Build America Bonds Series B (GO Revenue)	6.03	12-1-2034	325,000	391,817
Ohio Veterans Compensation (GO Revenue)	3.38	10-1-2021	250,000	261,330

				653,147

Oklahoma: 0.34%
Oklahoma Water Resource Board Revolving Fund Series A (Water & Sewer Revenue)	3.27	4-1-2023	375,000	391,226

Texas: 0.97%
Clear Creek TX Independent School District Taxable Refunding Series B (GO Revenue)	3.40	2-15-2022	375,000	394,046
Harris County TX Taxable Refunding Permanent Improvement Series B (GO Revenue)	2.12	10-1-2021	500,000	495,625
Texas State A&M University (Education Revenue)	3.11	5-15-2028	220,000	215,054

				1,104,725

Virginia: 0.20%
Virginia State HDA (Housing Revenue)	3.10	6-25-2041	232,393	229,728

Washington: 0.95%
King County WA Economic Development Taxable Bond Series C (GO Revenue)	5.03	12-1-2023	230,000	261,418
King County WA School District #210 (GO Revenue, AGM Insured)	4.90	12-1-2022	400,000	428,264
Washington Build America Bonds (Tax Revenue)	5.09	8-1-2033	325,000	385,011

				1,074,693

West Virginia: 0.44%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	3-1-2035	475,000	498,152

Wisconsin: 0.10%
Milwaukee County WI Taxable Pension Promissory Notes Series A (GO Revenue)	6.84	12-1-2028	90,000	112,387

Total Municipal Obligations (Cost $8,666,179)				9,078,804

Non-Agency Mortgage-Backed Securities: 12.85%
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	700,000	745,013
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class A4	3.15	8-15-2045	550,000	569,718
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	620,000	629,503
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	630,000	659,103
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class ASB	3.62	10-10-2046	550,000	579,303

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	91

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4 ±	4.19%	11-10-2023	$600,000	$648,600
Commercial Mortgage Pass-Through Certificate Series 2013-CR7 Class A4	3.21	3-10-2046	630,000	645,617
Credit Suisse First Boston Commercial Mortgage Trust Series 2004-AR5 Class 10A1 ±	2.98	6-25-2034	477,094	480,236
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	492,412	533,678
GS Mortgage Securities Trust Series 2011-GC5 Class A4	3.71	8-10-2044	545,000	577,937
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	560,000	585,729
GS Mortgage Securities Trust Series 2013-GC10 Class AAB	2.56	2-10-2046	212,500	215,356
GS Mortgage Securities Trust Series 2013-GC12 Class AAB	2.68	6-10-2046	212,500	216,150
GS Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	615,000	668,607
GS Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	380,035
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	395,000	413,814
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C12 Class ASB	3.16	7-15-2045	550,000	569,232
MMAF Equipment Finance LLC Series 2015-AA Class A4 144A	1.93	7-16-2021	500,000	502,071
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	550,000	575,437
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	500,000	546,547
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	530,000	572,403
Motel 6 Trust Series 2015-MTL6 Class B 144A	3.30	2-5-2030	500,000	500,171
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 144A±	6.50	10-25-2034	927,781	926,982
Sequoia Mortgage Trust Series 10 Class 1A ±	1.36	10-20-2027	241,147	234,985
Towd Point Mortgage Trust Series 2016-2 Class A1A 144A±	2.75	8-25-2055	398,622	399,182
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±	2.25	8-25-2055	578,924	575,353
WFRBS Commercial Mortgage Trust Series 2013-C17 Class A4	4.02	12-15-2046	630,000	672,195

Total Non-Agency Mortgage-Backed Securities (Cost $14,588,079)				14,622,957

U.S. Treasury Securities: 1.82%
U.S. Treasury Bond «	2.25	8-15-2046	1,075,000	905,394
U.S. Treasury Bond	2.88	11-15-2046	1,200,000	1,161,000

Total U.S. Treasury Securities (Cost $2,187,971)				2,066,394

Yankee Corporate Bonds and Notes: 5.42%

Consumer Discretionary: 0.30%

Media: 0.30%
Pearson Dollar Finance Two plc 144A	6.25	5-6-2018	325,000	341,580

Energy: 1.73%

Energy Equipment & Services: 0.36%
Schlumberger Norge AS 144A	4.20	1-15-2021	380,000	403,976

Oil, Gas & Consumable Fuels: 1.37%
BP Capital Markets plc	3.81	2-10-2024	110,000	113,626
BP Capital Markets plc	4.50	10-1-2020	350,000	375,578
Petroleos Mexicanos	2.29	2-15-2024	206,250	207,556
Petroleos Mexicanos	2.83	2-15-2024	431,250	442,215
Petroleos Mexicanos	6.38	1-23-2045	250,000	215,000
Total Capital International SA	3.70	1-15-2024	200,000	207,392

				1,561,367

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Financials: 1.46%

Banks: 0.77%
Bank of Nova Scotia	4.50%	12-16-2025	$250,000	$253,936
Credit Suisse New York	3.63	9-9-2024	250,000	251,050
HSBC Holdings plc	3.60	5-25-2023	250,000	250,881
Royal Bank of Canada	4.65	1-27-2026	120,000	125,542

				881,409

Diversified Financial Services: 0.69%
Shell International Finance BV	3.25	5-11-2025	200,000	199,185
Shell International Finance BV	3.40	8-12-2023	370,000	376,760
Tyco Electronics Group SA	3.50	2-3-2022	200,000	206,215

				782,160

Health Care: 0.32%

Pharmaceuticals: 0.32%
Actavis Funding SCS	4.55	3-15-2035	230,000	225,353
Teva Pharmaceutical Finance BV	2.20	7-21-2021	150,000	143,994

				369,347

Industrials: 0.57%

Aerospace & Defense: 0.44%
BAE Systems plc 144A	4.75	10-11-2021	470,000	505,984

Road & Rail: 0.13%
Canadian Pacific Railway Company	2.90	2-1-2025	150,000	146,523

Information Technology: 0.70%

Semiconductors & Semiconductor Equipment: 0.34%
TSMC Global Limited 144A	1.63	4-3-2018	380,000	378,732

Technology Hardware, Storage & Peripherals: 0.36%
Seagate HDD	4.75	6-1-2023	425,000	412,781

Telecommunication Services: 0.34%

Wireless Telecommunication Services: 0.34%
Rogers Communications Incorporated	4.10	10-1-2023	370,000	388,944

Total Yankee Corporate Bonds and Notes (Cost $6,070,414)				6,172,803

	Yield		Shares
Short-Term Investments: 4.06%

Investment Companies: 4.06%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65		1,699,678	1,699,848
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31		2,919,104	2,919,104

Total Short-Term Investments (Cost $4,618,936)				4,618,952

Total investments in securities (Cost $112,845,635) *	100.60%	114,462,207
Other assets and liabilities, net	(0.60)	(680,614)

Total net assets	100.00%	$113,781,593

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	93

MANAGED FIXED INCOME PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

(i)	Illiquid security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $112,924,557 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,988,290
Gross unrealized losses	(1,450,640)

Net unrealized gains	$1,537,650

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

REAL RETURN PORTFOLIO

Security name	Shares	Value

Common Stocks: 14.12%

Consumer Staples: 3.47%

Beverages: 0.28%
The Coca-Cola Company	5,100	$205,785

Food & Staples Retailing: 0.67%
The Kroger Company	5,132	165,764
Wal-Mart Stores Incorporated	1,718	120,999
Walgreens Boots Alliance Incorporated	2,326	197,082

		483,845

Food Products: 1.09%
Biostime International Holdings Limited «†	79,000	258,190
JBS SA	52,100	150,351
Marine Harvest ASA	4,555	81,912
Mead Johnson Nutrition Company	1,122	80,885
Mondelez International Incorporated Class A	2,537	104,626
The Hershey Company	476	46,001
The Kraft Heinz Company	889	72,587

		794,552

Household Products: 1.11%
Church & Dwight Company Incorporated	2,528	110,701
Reckitt Benckiser Group plc	4,626	391,446
The Clorox Company	502	58,011
The Procter & Gamble Company	3,032	250,019

		810,177

Personal Products: 0.08%
The Estee Lauder Companies Incorporated Class A	771	59,907

Tobacco: 0.24%
Philip Morris International	1,965	173,470

Energy: 3.70%

Energy Equipment & Services: 0.60%
AMEC Foster Wheeler plc	27,787	151,584
Halliburton Company	3,763	199,778
Schlumberger Limited	1,073	90,186

		441,548

Oil, Gas & Consumable Fuels: 3.10%
Anadarko Petroleum Corporation	2,011	139,061
BP plc	106,870	614,357
Chevron Corporation	3,127	348,848
Cimarex Energy Company	1,073	147,945
Eni SpA	32,056	446,425
EOG Resources Incorporated	1,815	186,074
Occidental Petroleum Corporation	2,104	150,141
Phillips 66 Company	1,119	92,967
Pioneer Natural Resources Company	699	133,537

		2,259,355

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	95

REAL RETURN PORTFOLIO

Security name	Shares	Value

Materials: 3.66%

Chemicals: 0.78%
Axalta Coating Systems Limited †	1,809	$47,794
Dow Chemical Company	2,028	113,000
Ecolab Incorporated	506	59,065
International Flavors & Fragrances Incorporated	493	59,678
LyondellBasell Industries NV Class A	1,018	91,946
PolyOne Corporation	1,895	62,478
PPG Industries Incorporated	788	75,593
Praxair Incorporated	500	60,150

		569,704

Construction Materials: 0.09%
Martin Marietta Materials Incorporated	309	67,810

Containers & Packaging: 0.10%
Crown Holdings Incorporated †	1,375	74,786

Metals & Mining: 2.69%
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares	3,600	147,780
Barrick Gold Corporation	5,000	75,100
Detour Gold Corporation †	9,800	124,898
Fresnillo plc	6,800	102,098
Goldcorp Incorporated-U.S. Exchange Traded Shares	5,171	68,205
Kinross Gold Corporation †	20,000	66,106
Lundin Mining Corporation †	53,049	260,249
Newmont Mining Corporation	7,600	246,544
Randgold Resources Limited ADR	3,050	219,234
Royal Gold Incorporated	3,759	261,777
Silver Wheaton Corporation-U.S. Exchange Traded Shares	10,000	182,300
Steel Dynamics Incorporated	1,981	70,286
Tahoe Resources Incorporated	14,000	134,549

		1,959,126

Real Estate: 3.29%

Equity REITs: 3.29%
American Homes 4 Rent Class A	3,633	76,547
American Tower Corporation	2,796	285,947
AvalonBay Communities Incorporated	1,195	196,566
Boston Properties Incorporated	1,885	233,514
Camden Property Trust	1,746	137,428
Equinix Incorporated	439	148,716
Essex Property Trust Incorporated	472	101,914
General Growth Properties Incorporated	6,912	175,150
Hersha Hospitality Trust	1,971	39,755
Host Hotels & Resorts Incorporated	6,076	108,396
Mid-America Apartment Communities Incorporated	679	62,217
Physicians Realty Trust	12,345	223,691
Prologis Incorporated	3,416	173,874
Public Storage Incorporated	568	118,882

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

REAL RETURN PORTFOLIO

Security name			Shares	Value

Equity REITs (continued)
Simon Property Group Incorporated			1,018	$182,884
Ventas Incorporated			2,228	134,616

				2,400,097

Total Common Stocks (Cost $9,929,361)				10,300,162

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes: 10.01%

Consumer Discretionary: 3.32%

Auto Components: 0.33%
American Axle & Manufacturing Incorporated «	6.25%	3-15-2021	$100,000	102,000
American Axle & Manufacturing Incorporated	7.75	11-15-2019	25,000	27,688
Cooper Tire & Rubber Company (i)	8.00	12-15-2019	20,000	22,250
Goodyear Tire & Rubber Company	7.00	5-15-2022	85,000	89,144

				241,082

Diversified Consumer Services: 0.14%
Service Corporation International	5.38	1-15-2022	100,000	103,500

Hotels, Restaurants & Leisure: 0.58%
GLP Capital LP/GLP Financing II Incorporated	4.88	11-1-2020	75,000	78,750
Hilton Worldwide Finance LLC	5.63	10-15-2021	100,000	103,248
MGM Resorts International	8.63	2-1-2019	100,000	111,000
NCL Corporation Limited 144A	5.25	11-15-2019	125,000	126,875

				419,873

Household Durables: 0.35%
CalAtlantic Group Incorporated	6.63	5-1-2020	15,000	16,463
DR Horton Incorporated	3.63	2-15-2018	135,000	136,688
Lennar Corporation	4.50	6-15-2019	100,000	103,000

				256,151

Media: 1.17%
CCO Holdings LLC	6.63	1-31-2022	125,000	129,844
CSC Holdings LLC	7.63	7-15-2018	75,000	79,500
DISH DBS Corporation	4.25	4-1-2018	130,000	132,600
DISH DBS Corporation	7.88	9-1-2019	25,000	27,688
LIN Television Corporation	6.38	1-15-2021	40,000	41,400
Mediacom LLC/Mediacom Capital Corporation	7.25	2-15-2022	70,000	72,450
National CineMedia LLC	6.00	4-15-2022	100,000	103,000
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	75,000	77,250
Sinclair Television Group Incorporated	6.13	10-1-2022	100,000	103,750
TEGNA Incorporated	5.13	10-15-2019	50,000	51,267
TEGNA Incorporated	5.13	7-15-2020	30,000	30,975

				849,724

Multiline Retail: 0.14%
Dollar Tree Incorporated	5.25	3-1-2020	100,000	103,250

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	97

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail: 0.36%
Best Buy Company Incorporated	5.00%	8-1-2018	$100,000	$104,795
International Game Technology	7.50	6-15-2019	50,000	54,625
Sally Beauty Holdings Incorporated	5.75	6-1-2022	100,000	103,625

				263,045

Textiles, Apparel & Luxury Goods: 0.25%
Levi Strauss & Company	6.88	5-1-2022	75,000	78,750
The William Carter Company	5.25	8-15-2021	100,000	103,600

				182,350

Consumer Staples: 0.70%

Beverages: 0.14%
Cott Beverages Incorporated	6.75	1-1-2020	100,000	103,500

Food Products: 0.56%
B&G Foods Incorporated	4.63	6-1-2021	85,000	86,700
Pinnacle Foods Incorporated	4.88	5-1-2021	100,000	102,250
Post Holdings Incorporated 144A	6.75	12-1-2021	90,000	95,850
Smithfield Foods Incorporated	7.75	7-1-2017	120,000	123,660

				408,460

Energy: 0.74%

Energy Equipment & Services: 0.17%
NGPL PipeCo LLC 144A	7.12	12-15-2017	120,000	124,500

Oil, Gas & Consumable Fuels: 0.57%
Crestwood Midstream Partners LP	6.00	12-15-2020	30,000	30,525
Kinder Morgan Incorporated	7.00	6-15-2017	60,000	61,592
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	125,000	130,000
Sabine Pass Liquefaction LLC	5.63	2-1-2021	60,000	63,750
Tesoro Corporation	4.25	10-1-2017	65,000	66,056
Tesoro Logistics LP	5.88	10-1-2020	65,000	67,106

				419,029

Financials: 1.01%

Banks: 0.22%
CIT Group Incorporated	4.25	8-15-2017	105,000	106,604
CIT Group Incorporated	5.25	3-15-2018	25,000	25,856
CIT Group Incorporated 144A	5.50	2-15-2019	25,000	26,391

				158,851

Consumer Finance: 0.79%
Ally Financial Incorporated	3.75	11-18-2019	65,000	65,073
Ally Financial Incorporated	6.25	12-1-2017	60,000	62,100
Diamond 1 Finance Corporation 144A	3.48	6-1-2019	40,000	40,763
General Motors Financial Company Incorporated	3.25	5-15-2018	135,000	136,331
Navient Corporation	4.63	9-25-2017	130,000	131,950
Toll Brothers Finance Corporation	4.00	12-31-2018	135,000	138,796

				575,013

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 0.83%

Health Care Providers & Services: 0.79%
Centene Corporation	5.63%	2-15-2021	$115,000	$118,450
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	125,000	128,125
HCA Incorporated	8.00	10-1-2018	115,000	124,775
MPT Operating Partnership LP	6.38	2-15-2022	100,000	102,625
Tenet Healthcare Corporation	6.25	11-1-2018	100,000	104,250

				578,225

Life Sciences Tools & Services: 0.04%
inVentiv Health Incorporated 144A	9.00	1-15-2018	30,000	30,227

Industrials: 1.13%

Aerospace & Defense: 0.06%
Huntington Ingalls Industries Incorporated 144A	5.00	12-15-2021	40,000	41,600

Airlines: 0.28%
American Airlines Group Incorporated	6.13	6-1-2018	100,000	103,375
United Continental Holdings Incorporated	6.38	6-1-2018	100,000	103,500

				206,875

Building Products: 0.12%
USG Corporation	9.75	1-15-2018	80,000	84,400

Commercial Services & Supplies: 0.29%
ACCO Brands Corporation	6.75	4-30-2020	105,000	109,988
Clean Harbors Incorporated	5.13	6-1-2021	100,000	102,250

				212,238

Machinery: 0.09%
Case New Holland Industrial Incorporated	7.88	12-1-2017	65,000	68,501

Trading Companies & Distributors: 0.29%
Aircastle Limited	4.63	12-15-2018	100,000	104,375
Ashtead Capital Incorporated 144A	6.50	7-15-2022	100,000	104,625

				209,000

Information Technology: 0.42%

Communications Equipment: 0.08%
ViaSat Incorporated	6.88	6-15-2020	55,000	56,753

Electronic Equipment, Instruments & Components: 0.11%
Jabil Circuit Incorporated	8.25	3-15-2018	75,000	80,614

Internet Software & Services: 0.15%
IAC/InterActiveCorp	4.88	11-30-2018	109,000	110,635

Technology Hardware, Storage & Peripherals: 0.08%
EMC Corporation	1.88	6-1-2018	60,000	59,119

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	99

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Materials: 0.57%

Chemicals: 0.11%
Ashland Incorporated	3.88%	4-15-2018	$80,000	$81,600

Containers & Packaging: 0.30%
Owens-Illinois Incorporated	7.80	5-15-2018	120,000	128,400
Reynolds Group Holdings	5.75	10-15-2020	85,000	87,444

				215,844

Metals & Mining: 0.16%
Alcoa Incorporated	6.75	7-15-2018	60,000	63,825
Steel Dynamics Incorporated	6.13	8-15-2019	50,000	51,700

				115,525

Real Estate: 0.60%

Equity REITs: 0.44%
ARC Properties Operating Partnership LP	3.00	2-6-2019	100,000	99,780
Equinix Incorporated	5.38	1-1-2022	100,000	104,250
Iron Mountain Incorporated 144A	6.00	10-1-2020	100,000	105,250
VEREIT Operating Partnership LP	4.13	6-1-2021	10,000	10,250

				319,530

Real Estate Management & Development: 0.16%
KB Home	4.75	5-15-2019	60,000	60,750
Taylor Morrison Communities Incorporated 144A	5.25	4-15-2021	60,000	61,350

				122,100

Telecommunication Services: 0.69%

Diversified Telecommunication Services: 0.35%
CenturyLink Incorporated	5.63	4-1-2020	90,000	93,713
Frontier Communications Corporation	8.13	10-1-2018	75,000	79,973
Hughes Satellite Systems Corporation	6.50	6-15-2019	75,000	80,625

				254,311

Wireless Telecommunication Services: 0.34%
Sprint Communications Incorporated 144A	9.00	11-15-2018	130,000	142,675
T-Mobile USA Incorporated	6.25	4-1-2021	5,000	5,213
T-Mobile USA Incorporated	6.46	4-28-2019	100,000	101,625

				249,513

Total Corporate Bonds and Notes (Cost $7,319,812)				7,304,938

Loans: 3.24%

Consumer Discretionary: 0.46%

Auto Components: 0.08%
Allison Transmission Incorporated ±	3.25	9-23-2022	56,713	57,188

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Household Products: 0.18%
Michaels Stores Incorporated ±	3.75%	1-27-2023	$132,238	$133,148

Internet & Direct Marketing Retail: 0.08%
Ancestry.com Incorporated ±	5.25	10-19-2023	55,000	55,092

Media: 0.12%
Virgin Media Investment Holdings Limited ±	3.50	6-30-2023	90,898	91,381

Financials: 0.18%

Diversified Financial Services: 0.18%
Delos Finance SARL ±	3.59	3-6-2021	135,000	135,748

Health Care: 0.27%

Health Care Equipment & Supplies: 0.11%
Prestige Brands Incorporated ±	3.50	9-3-2021	83,048	83,549

Health Care Providers & Services: 0.16%
Community Health Systems Incorporated ±	4.16	12-31-2018	118,263	114,473

Industrials: 0.85%

Aerospace & Defense: 0.16%
TransDigm Incorporated ±	3.82	2-28-2020	117,909	118,137

Airlines: 0.19%
Delta Air Lines Incorporated ±	3.25	8-24-2022	133,650	134,628

Commercial Services & Supplies: 0.50%
Huntsman International LLC ±%%<	0.00	4-1-2023	100,000	100,438
KAR Auction Services Incorporated ±	4.06	3-9-2021	131,865	132,579
ServiceMaster Company ±	3.11	11-3-2023	135,000	134,691

				367,708

Information Technology: 0.45%

Internet Software & Services: 0.09%
Zayo Group LLC ±	3.75	5-6-2021	62,460	62,633

IT Services: 0.13%
First Data Corporation ±	4.33	7-8-2022	93,295	93,697

Semiconductors & Semiconductor Equipment: 0.23%
Avago Technologies ±	3.54	2-1-2023	97,397	98,290
Micron Technology Incorporated ±%%<	4.36	4-26-2022	20,000	20,211
NXP Semiconductors NV ±	3.41	12-7-2020	53,320	53,462

				171,963

Materials: 0.54%

Chemicals: 0.18%
Ineos US Finance LLC ±	3.75	12-15-2020	132,301	132,538

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	101

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Containers & Packaging: 0.22%
Berry Plastics Group Incorporated ±	3.50%	2-8-2020	$132,259	$132,604
Reynolds Group Holdings Incorporated ±	4.25	2-5-2023	30,000	30,146

				162,750

Metals & Mining: 0.14%
Novelis Incorporated ±	4.00	6-2-2022	99,747	99,919

Real Estate: 0.16%

Equity REITs: 0.16%
MGM Growth Properties LLC ±	3.50	4-25-2023	114,712	115,190

Telecommunication Services: 0.19%

Diversified Telecommunication Services: 0.19%
Level 3 Financing Incorporated ±	3.50	5-31-2022	135,000	135,929

Utilities: 0.14%

Independent Power & Renewable Electricity Producers: 0.14%
Calpine Corporation ±	3.59	5-27-2022	99,747	99,922

Total Loans (Cost $2,357,822)				2,365,593

U.S. Treasury Securities: 66.55%
TIPS	0.13	4-15-2018	287,194	289,086
TIPS	0.13	4-15-2019	1,586,585	1,602,435
TIPS	0.13	4-15-2020	3,901,843	3,934,934
TIPS	0.13	4-15-2021	2,368,175	2,378,536
TIPS	0.13	1-15-2022	1,557,236	1,559,109
TIPS	0.13	7-15-2022	2,314,743	2,320,798
TIPS	0.13	1-15-2023	1,762,291	1,749,389
TIPS	0.13	7-15-2024	1,911,377	1,878,607
TIPS	0.13	7-15-2026	1,641,606	1,593,198
TIPS	0.25	1-15-2025	1,946,729	1,916,458
TIPS	0.38	7-15-2023	2,251,050	2,272,891
TIPS	0.38	7-15-2025	1,837,472	1,830,464
TIPS	0.63	7-15-2021	1,435,274	1,480,930
TIPS	0.63	1-15-2024	1,774,373	1,807,183
TIPS	0.63	1-15-2026	2,809,185	2,844,356
TIPS	0.63	2-15-2043	577,506	535,493
TIPS	0.75	2-15-2042	860,038	823,317
TIPS	0.75	2-15-2045	1,189,197	1,131,609
TIPS	1.00	2-15-2046	916,956	934,203
TIPS	1.13	1-15-2021	1,710,534	1,791,377
TIPS	1.25	7-15-2020	1,284,062	1,354,132
TIPS	1.38	7-15-2018	576,543	597,203
TIPS	1.38	1-15-2020	1,172,178	1,230,701
TIPS	1.38	2-15-2044	895,993	988,252
TIPS	1.63	1-15-2018	316,891	324,836
TIPS	1.75	1-15-2028	685,636	769,370
TIPS	1.88	7-15-2019	531,391	565,060

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
TIPS	2.00%	1-15-2026	$729,780	$825,417
TIPS	2.13	1-15-2019	466,626	492,619
TIPS	2.13	2-15-2040	390,919	488,940
TIPS	2.13	2-15-2041	567,721	714,627
TIPS	2.38	1-15-2025	1,165,446	1,342,108
TIPS	2.38	1-15-2027	658,394	775,250
TIPS	2.50	1-15-2029	669,018	811,363
TIPS	2.63	7-15-2017	58,239	59,639
TIPS	3.38	4-15-2032	204,008	283,980
TIPS	3.63	4-15-2028	1,052,262	1,391,475
TIPS	3.88	4-15-2029	631,446	868,806

Total U.S. Treasury Securities (Cost $47,673,223)				48,558,151

Yankee Corporate Bonds and Notes: 0.93%

Consumer Discretionary: 0.14%

Automobiles: 0.14%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	100,000	102,000

Consumer Staples: 0.14%

Food & Staples Retailing: 0.14%
Tesco plc 144A	5.50	11-15-2017	100,000	102,878

Financials: 0.23%

Banks: 0.23%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	80,000	83,200
Royal Bank of Scotland Group plc	4.70	7-3-2018	80,000	81,428

				164,628

Health Care: 0.14%

Pharmaceuticals: 0.14%
Mallinckrodt International Finance SA	3.50	4-15-2018	100,000	99,500

Information Technology: 0.14%

Communications Equipment: 0.14%
Nokia Corporation	5.38	5-15-2019	100,000	104,750

Materials: 0.14%

Containers & Packaging: 0.14%
Ardagh Packaging Finance plc 144A±	3.85	12-15-2019	100,000	101,743

Total Yankee Corporate Bonds and Notes (Cost $671,391)				675,499

	Yield		Shares
Short-Term Investments: 5.78%

Investment Companies: 5.71%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65		371,298	371,335
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.31		3,792,921	3,792,921

				4,164,256

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	103

REAL RETURN PORTFOLIO

Security name	Yield	Maturity date	Principal	Value
U.S. Treasury Securities: 0.07%
U.S. Treasury Bill (z)#	0.32%	12-15-2016	$50,000	$49,997

Total Short-Term Investments (Cost $4,214,228)				4,214,253

Total investments in securities (Cost $72,165,837) *	100.63%	73,418,596
Other assets and liabilities, net	(0.63)	(458,627)

Total net assets	100.00%	$72,959,969

«	All or a portion of this security is on loan.

†	Non-income-earning security

(i)	Illiquid security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

<	All or a portion of the position represents an unfunded loan commitment.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for unfunded loans.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $72,130,823 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,188,040
Gross unrealized losses	(900,267)

Net unrealized gains	$1,287,773

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 22.66%
FHLMC	6.00%	7-1-2017	$2,728	$2,742
FHLMC	7.50	7-17-2017	3,618	3,642
FHLMC Series T-54 Class 4A ±	3.27	2-25-2043	387,680	398,255
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	493,840	578,000
FHLMC Series T-63 Class 1A1 ±	1.71	2-25-2045	332,937	331,019
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	353,234	409,371
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	533,764	587,614
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	600,146	695,026
FNMA ±	1.72	10-1-2034	191,915	195,629
FNMA ±	1.72	4-1-2044	138,508	141,179
FNMA ±	1.72	10-1-2044	176,549	180,554
FNMA ±	1.94	4-1-2034	260,604	274,577
FNMA ±	2.22	4-1-2037	211,265	216,027
FNMA ±	2.22	9-1-2033	113,408	117,949
FNMA ±	2.23	10-1-2033	272,464	283,449
FNMA ±	2.38	1-1-2036	145,481	152,649
FNMA ±	2.43	6-1-2033	252,486	265,728
FNMA ±	2.56	12-1-2033	245,344	257,598
FNMA ±	2.71	8-1-2035	235,744	247,699
FNMA ±	2.83	6-1-2033	195,835	201,369
FNMA ±	2.84	7-1-2035	138,841	146,541
FNMA	5.50	2-1-2017	2,660	2,664
FNMA Series 2003-W4 Class 3A ±	6.25	10-25-2042	229,227	257,367
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	155,935	179,665
FNMA Series 2007-88 Class HC ±	2.85	9-25-2037	169,049	178,108

Total Agency Securities (Cost $5,937,227)				6,304,421

Asset-Backed Securities: 29.75%
Ally Auto Receivables Trust Series 2015-1 Class A2	0.92	2-15-2018	24,177	24,171
Ally Auto Receivables Trust Series 2016-1 Class A2A	1.20	8-15-2018	77,320	77,372
Ally Auto Receivables Trust Series 2016-2 Class A2	1.17	10-15-2018	106,418	106,456
Ally Auto Receivables Trust Series 2016-3 Class A2	1.19	12-17-2018	150,000	150,061
American Express Credit Account Master Trust Series 2014-4 Class A	1.43	6-15-2020	130,000	130,268
AmeriCredit Automobile Receivables Trust Series 2014-1 Class A3	0.90	2-8-2019	16,884	16,878
AmeriCredit Automobile Receivables Trust Series 2014-4 Class A3	1.27	7-8-2019	95,419	95,412
AmeriCredit Automobile Receivables Trust Series 2015-2 Class A3	1.27	1-8-2020	135,000	134,996
AmeriCredit Automobile Receivables Trust Series 2016-1 Class A2 ±	1.29	6-10-2019	93,538	93,696
AmeriCredit Automobile Receivables Trust Series 2016-2 Class A2A	1.42	10-8-2019	127,143	127,263
AmeriCredit Automobile Receivables Trust Series 2016-3 Class A2A	1.37	11-8-2019	155,000	154,994
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	63,056	63,053
Bank of the West Auto Trust Series 2015-1 Class A2 144A±	0.89	4-16-2018	11,739	11,740
BMW Vehicle Owner Trust Series 2016 Class A2a	0.99	5-25-2019	155,000	154,809
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	150,000	150,235
Capital Auto Receivables Asset Trust Series 2015-1 Class A2	1.42	6-20-2018	82,888	82,913
Capital Auto Receivables Asset Trust Series 2015-2 Class A1B ±	0.96	10-20-2017	24,064	24,069
Capital Auto Receivables Asset Trust Series 2016-1 Class A2B ±	1.26	11-20-2018	58,726	58,850
Capital Auto Receivables Asset Trust Series 2016-2 Class A2A	1.32	1-22-2019	200,000	200,073
Capital Auto Receivables Asset Trust Series 2016-3 Class A2A	1.36	4-22-2019	150,000	149,997
Capital One Multi-Asset Execution Trust Series 2014-A2 Class A2	1.26	1-15-2020	100,000	100,061

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	105

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
CarMax Auto Owner Trust Series 2014-1 Class A3	0.79%	10-15-2018	$30,643	$30,621
CarMax Auto Owner Trust Series 2015-1 Class A3	1.38	11-15-2019	127,671	127,779
CarMax Auto Owner Trust Series 2015-3 Class A2B ±	0.99	11-15-2018	57,591	57,641
CarMax Auto Owner Trust Series 2016-1 Class A2	1.30	4-15-2019	104,913	104,952
CarMax Auto Owner Trust Series 2016-2 Class A2A	1.24	6-17-2019	146,145	146,186
Chase Issuance Trust Series 2014 Class A6	1.26	7-15-2019	120,000	120,128
CNH Equipment Trust Series 2014-Class A3	0.84	5-15-2019	35,137	35,118
CNH Equipment Trust Series 2014-B Class A3	0.91	5-15-2019	57,459	57,425
CNH Equipment Trust Series 2015 Class A2B ±	1.01	12-17-2018	63,567	63,638
CNH Equipment Trust Series 2016-B Class A2A	1.31	10-15-2019	150,000	150,025
College Loan Corporation Trust Series 2004-1 Class A4 ±	1.07	4-25-2024	27,541	27,461
Dell Equipment Finance Trust Series 2015-1 Class A2 144A	1.01	7-24-2017	12,397	12,395
Dell Equipment Finance Trust Series 2016-1 Class A2 144A	1.43	9-24-2018	150,000	150,039
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	5,901	5,899
Fifth Third Auto Trust Series 2014-2 Class A3	0.89	11-15-2018	46,416	46,394
Ford Credit Auto Owner Trust Series 2014-A Class A3	0.79	5-15-2018	25,639	25,631
Ford Credit Auto Owner Trust Series 2014-B Class A3	0.90	10-15-2018	42,926	42,906
Ford Credit Auto Owner Trust Series 2014-C Class A3	1.06	5-15-2019	166,810	166,771
Ford Credit Auto Owner Trust Series 2016-A Class A2 ±	0.94	12-15-2018	97,452	97,567
Ford Credit Auto Owner Trust Series 2016-B Class A2A	1.08	3-15-2019	145,592	145,585
GM Financial Automobile Lease Series 2016-1A Class A2	1.30	7-20-2018	120,440	120,470
GM Financial Automobile Lease Series 2016-2 Class A2A	1.28	10-22-2018	160,000	159,973
GSAMP Trust Series 2005 A2 Class A1 144A±	0.93	1-25-2045	102,887	102,058
Honda Auto Receivables Owner Trust Series 2014-1 Class A3	0.67	11-21-2017	12,481	12,477
Honda Auto Receivables Owner Trust Series 2014-4 Class A3	0.99	9-17-2018	57,205	57,172
Honda Auto Receivables Owner Trust Series 2015-3 Class A2	0.92	11-20-2017	37,622	37,615
Honda Auto Receivables Owner Trust Series 2016-2 Class A2	1.13	9-17-2018	150,000	150,005
Honda Auto Receivables Owner Trust Series 2016-3 Class A2	1.01	10-18-2018	150,000	149,905
Huntington Auto Trust 2016 1 A2	1.38	5-15-2019	140,000	139,994
Hyundai Auto Lease Securitization Trust Series 2015-A Class A3 144A	1.42	9-17-2018	130,000	130,143
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3 144A	1.40	11-15-2018	140,000	140,174
Hyundai Auto Lease Securitization Trust Series 2016-A Class A2 144A	1.33	7-16-2018	129,391	129,484
Hyundai Auto Lease Securitization Trust Series 2016-B Class A2A 144A	1.24	11-15-2018	150,000	149,993
Hyundai Auto Receivables Trust Series 2014-A Class A3	0.79	7-16-2018	20,407	20,398
Hyundai Auto Receivables Trust Series 2015-A Class A3	1.05	4-15-2019	100,610	100,562
Hyundai Auto Receivables Trust Series 2016-A Class A2	1.21	6-17-2019	122,276	122,340
John Deere Owner Trust Series 2014-A Class A3	0.92	4-16-2018	32,342	32,327
John Deere Owner Trust Series 2015-A Class A3	1.32	6-17-2019	130,000	130,088
John Deere Owner Trust Series 2016-B Class A2	1.09	2-15-2019	150,000	149,840
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	155,000	154,836
Mercedes Benz Auto Lease Trust Series 2015-A Class A3	1.10	8-15-2017	20,956	20,957
Mercedes Benz Auto Lease Trust Series 2016-A Class A2A	1.34	7-16-2018	66,749	66,812
Mercedes Benz Auto Receivables Trust Series 2015-1 Class A2B ±	0.81	6-15-2018	43,273	43,289
Mercedes Benz Auto Receivables Trust Series 2016-1 Class A2a	1.11	3-15-2019	150,000	149,974
MMAF Equipment Finance LLC Series 2016-AA Class A2 144A	1.39	12-17-2018	150,000	150,068
Nissan Auto Lease Trust Series 2016-A Class A2A	1.22	8-15-2018	150,000	150,031
Nissan Auto Receivables Owner Trust Series 2014-A Class A3	0.72	8-15-2018	25,947	25,927
Nissan Auto Receivables Owner Trust Series 2014-B Class A3	1.11	5-15-2019	91,665	91,662
Nissan Auto Receivables Owner Trust Series 2015-A Class A3	1.05	10-15-2019	122,541	122,416
Nissan Auto Receivables Owner Trust Series 2015-B Class A2B ±	0.82	7-16-2018	53,907	53,945

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Nissan Auto Receivables Owner Trust Series 2016-C Class A2A	1.07%	5-15-2019	$160,000	$159,749
Santander Drive Auto Receivables Trust Series 2015-4 Class A2B ±	1.24	12-17-2018	15,842	15,848
Santander Drive Auto Receivables Trust Series 2016-2 Class A2A	1.38	7-15-2019	125,378	125,509
SunTrust Auto Receivables Trust Series 2015-1A Class A2 144A	0.99	6-15-2018	19,006	19,005
Toyota Auto Receivables Owner Trust Series 2014-A Class A3	0.67	12-15-2017	16,336	16,329
Toyota Auto Receivables Owner Trust Series 2014-B Class A3	0.76	3-15-2018	33,861	33,842
Toyota Auto Receivables Owner Trust Series 2015-B Class A2B ±	0.75	11-15-2017	22,443	22,445
Toyota Auto Receivables Owner Trust Series 2015-C Class A2B ±	0.87	2-15-2018	39,595	39,610
Toyota Auto Receivables Owner Trust Series 2016-B Class A2A	1.02	10-15-2018	180,000	179,906
Toyota Auto Receivables Owner Trust Series 2016-C Class A2A	1.00	1-15-2019	155,000	154,850
Volkswagen Auto Lease Trust Series 2015-A Class A3	1.25	12-20-2017	130,000	129,956
Volvo Financial Equipment LLC Series 2014-1A Class A3 144A	0.82	4-16-2018	28,785	28,758
Volvo Financial Equipment LLC Series 2015-1A Class A3 144A	1.51	6-17-2019	150,000	150,269
World Omni Auto Receivables Trust Series 2015-B	0.96	7-15-2019	71,325	71,282
World Omni Auto Receivables Trust Series 2016-B Class A2	1.10	1-15-2020	190,000	189,659
World Omni Automobile Lease Securitization Trust Series 2016-A Class A2A	1.20	2-15-2019	155,000	154,830

Total Asset-Backed Securities (Cost $8,277.870)				8,278,310

Corporate Bonds and Notes: 29.46%

Consumer Discretionary: 0.84%

Hotels, Restaurants & Leisure: 0.26%
McDonald’s Corporation	5.80	10-15-2017	70,000	72,592

Specialty Retail: 0.58%
Lowe’s Companies Incorporated	1.63	4-15-2017	160,000	160,192

Consumer Staples: 2.23%

Beverages: 1.19%
Anheuser-Busch InBev NV Companies Incorporated	1.38	7-15-2017	140,000	140,084
Brown Forman Corporation	1.00	1-15-2018	100,000	99,567
PepsiCo Incorporated ±	1.13	7-17-2017	90,000	90,117

				329,768

Food Products: 1.04%
Cargill Incorporated 144A	1.90	3-1-2017	114,000	114,271
General Mills Incorporated	5.70	2-15-2017	85,000	85,779
Kraft Heinz Foods Company	1.60	6-30-2017	90,000	90,095

				290,145

Energy: 1.52%

Oil, Gas & Consumable Fuels: 1.52%
Chevron Corporation ±	1.02	2-22-2017	110,000	110,016
Chevron Corporation	1.34	11-9-2017	30,000	30,028
Chevron Corporation ±	1.41	5-16-2018	60,000	60,252
Exxon Mobil Corporation ±	1.54	2-28-2018	90,000	90,625
Marathon Oil Corporation	6.00	10-1-2017	70,000	72,243
Phillips 66	2.95	5-1-2017	60,000	60,428

				423,592

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	107

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Financials: 9.26%

Banks: 3.27%
Bank of America Corporation	1.70%	8-25-2017	$60,000	$60,096
Bank of America Corporation	2.00	1-11-2018	50,000	50,106
Bank of America Corporation	3.88	3-22-2017	70,000	70,561
Berkshire Hathaway Finance Corporation ±	1.54	3-15-2019	100,000	101,271
Citigroup Incorporated	1.80	2-5-2018	150,000	149,962
Citigroup Incorporated	1.85	11-24-2017	40,000	40,112
HSBC USA Incorporated ±	1.65	8-7-2018	110,000	109,904
JPMorgan Chase & Company	1.80	1-25-2018	60,000	60,029
JPMorgan Chase & Company	2.00	8-15-2017	60,000	60,270
JPMorgan Chase & Company	6.00	1-15-2018	60,000	62,790
KeyCorp	2.30	12-13-2018	90,000	90,738
US Bancorp ±	1.40	11-15-2018	55,000	55,172

				911,011

Capital Markets: 2.17%
Bank of New York Mellon Corporation ±	1.78	8-17-2020	90,000	91,293
Charles Schwab Corporation	2.20	7-25-2018	90,000	90,869
Goldman Sachs Group Incorporated ±	1.92	4-25-2019	70,000	70,501
Goldman Sachs Group Incorporated	2.38	1-22-2018	40,000	40,245
Goldman Sachs Group Incorporated	5.95	1-18-2018	50,000	52,244
Morgan Stanley	4.75	3-22-2017	50,000	50,532
Morgan Stanley	5.55	4-27-2017	115,000	116,910
State Street Corporation ±	1.81	8-18-2020	90,000	91,187

				603,781

Consumer Finance: 2.34%
American Express Credit Corporation	1.55	9-22-2017	100,000	99,991
American Honda Finance Corporation	0.95	5-5-2017	60,000	59,943
American Honda Finance Corporation	1.55	12-11-2017	30,000	30,086
American Honda Finance Corporation ±	1.74	2-22-2019	50,000	50,607
BMW US Capital LLC 144A±	1.26	9-13-2019	75,000	74,940
Caterpillar Financial Service	1.80	11-13-2018	90,000	90,179
Hyundai Capital America 144A	1.45	2-6-2017	50,000	50,014
John Deere Capital Corporation ±	1.44	1-8-2019	75,000	75,503
Toyota Motor Credit Corporation	2.05	1-12-2017	120,000	120,135

				651,398

Diversified Financial Services: 0.66%
AIG Global Funding 144A	1.65	12-15-2017	100,000	100,349
General Electric Capital Corporation	5.63	9-15-2017	80,000	82,772

				183,121

Insurance: 0.82%
Marsh & McLennan Company Incorporated	2.55	10-15-2018	54,000	54,577
New York Life Global Funding 144A	1.55	11-2-2018	70,000	69,813
Travelers Company Incorporated	5.80	5-15-2018	97,000	102,861

				227,251

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 2.18%

Biotechnology: 0.23%
AbbVie Incorporated	1.80%	5-14-2018	$65,000	$64,959

Health Care Equipment & Supplies: 0.47%
Becton Dickinson & Company	1.80	12-15-2017	39,000	39,073
Medtronic plc ±	1.65	3-15-2020	90,000	91,041

				130,114

Health Care Providers & Services: 0.69%
Cardinal Health Incorporated	1.90	6-15-2017	90,000	90,272
UnitedHealth Group Incorporated	1.45	7-17-2017	70,000	70,175
UnitedHealth Group Incorporated	1.70	2-15-2019	30,000	29,924

				190,371

Pharmaceuticals: 0.79%
EMD Finance LLC Company 144A	1.70	3-19-2018	40,000	39,916
Johnson & Johnson ±	1.11	3-1-2019	90,000	90,202
Merck & Company Incorporated ±	1.01	2-10-2017	90,000	90,008

				220,126

Industrials: 1.87%

Aerospace & Defense: 0.43%
Lockheed Martin Corporation	1.85	11-23-2018	30,000	30,103
Northrop Grumman Corporation	1.75	6-1-2018	90,000	90,236

				120,339

Electrical Equipment: 0.29%
Eaton Corporation	1.50	11-2-2017	80,000	80,111

Industrial Conglomerates: 0.18%
Roper Industries Incorporated	1.85	11-15-2017	50,000	50,168

Machinery: 0.34%
Parker Hannifin Corporation	5.50	5-15-2018	90,000	95,179

Road & Rail: 0.63%
Burlington Northern Santa Fe LLC	5.65	5-1-2017	80,000	81,488
Union Pacific Corporation	5.75	11-15-2017	90,000	93,690

				175,178

Information Technology: 2.12%

Communications Equipment: 0.43%
Cisco Systems Incorporated ±	1.16	6-15-2018	90,000	90,229
Cisco Systems Incorporated ±	1.51	2-21-2018	30,000	30,177

				120,406

Electronic Equipment, Instruments & Components: 0.22%
Corning Incorporated	1.50	5-8-2018	60,000	59,778

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	109

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

IT Services: 0.18%
Visa Incorporated	1.20%	12-14-2017	$50,000	$50,053

Software: 0.50%
Microsoft Corporation	1.10	8-8-2019	50,000	49,292
Oracle Corporation ±	1.07	7-7-2017	90,000	90,116

				139,408

Technology Hardware, Storage & Peripherals: 0.79%
Apple Incorporated	0.90	5-12-2017	90,000	89,998
Apple Incorporated	1.70	2-22-2019	30,000	30,073
HP Enterprise Company 144A	2.70	10-5-2017	100,000	101,075

				221,146

Materials: 1.45%

Chemicals: 1.45%
Chevron Phillips Chemical Company 144A	1.70	5-1-2018	75,000	74,789
Ecolab Incorporated	1.45	12-8-2017	60,000	59,978
Ecolab Incorporated	3.00	12-8-2016	90,000	89,941
Praxair Incorporated	1.05	11-7-2017	90,000	89,870
Sherwin-Williams Company	1.35	12-15-2017	90,000	89,988

				404,566

Real Estate: 1.37%

Equity REITs: 1.37%
Boston Properties LP	3.70	11-15-2018	90,000	92,922
ERP Operating LP	5.75	6-15-2017	30,000	30,703
Realty Income Corporation	2.00	1-31-2018	73,000	73,238
Simon Property Group LP	2.15	9-15-2017	90,000	90,437
UDR Incorporated	4.25	6-1-2018	90,000	93,127

				380,427

Telecommunication Services: 0.79%

Diversified Telecommunication Services: 0.79%
AT&T Incorporated	1.60	2-15-2017	90,000	90,075
Verizon Communications Incorporated	1.35	6-9-2017	130,000	130,223

				220,298

Utilities: 5.83%

Electric Utilities: 4.68%
Alabama Power Company Series Q	5.50	10-15-2017	90,000	93,188
Commonwealth Edison Company	2.15	1-15-2019	50,000	50,453
Connecticut Light & Power	5.38	3-1-2017	75,000	75,736
Duke Energy Carolinas	5.25	1-15-2018	55,000	57,293
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	90,000	95,337
Florida Power & Light Company	5.55	11-1-2017	115,000	119,437
Florida Power & Light Company	5.80	9-15-2017	80,000	82,778

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
MidAmerican Energy Holdings Company	5.30%	3-15-2018	$55,000	$57,597
Northern States Power Company of Minnesota	5.25	3-1-2018	70,000	73,249
PacifiCorp 1st Mortgage	5.50	1-15-2019	100,000	107,304
Public Service Colorado 1st Mortgage	5.80	8-1-2018	59,000	63,063
Public Service Electric & Gas Company	5.30	5-1-2018	84,000	88,397
Southern California Edison Company	1.13	5-1-2017	90,000	90,086
Union Electric Company	6.40	6-15-2017	120,000	123,251
Westar Energy Incorporated	5.15	1-1-2017	75,000	75,204
Xcel Energy Incorporated	1.20	6-1-2017	50,000	49,947

				1,302,320

Gas Utilities: 0.32%
Southern California Gas Company	5.45	4-15-2018	85,000	89,369

Multi-Utilities: 0.83%
Consumers Energy Company	5.15	2-15-2017	130,000	131,102
Peco Energy Company	5.35	3-1-2018	96,000	100,474

				231,576

Total Corporate Bonds and Notes (Cost $8,190,601)				8,198,743

Municipal Obligations: 0.52%

Michigan: 0.21%
Chippewa Valley MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	1.18	5-1-2017	60,000	60,055

North Carolina: 0.31%
North Carolina Education Assistance Authority Student Loan Notes Series 2011-1 Tranche A-2 (Education Revenue)	1.78	1-26-2026	85,699	85,684

Total Municipal Obligations (Cost $146,013)				145,739

Non-Agency Mortgage-Backed Securities: 4.90%
Bear Stearns Commercial Mortgage Securities Trust Series 2007 PW16 Class A1A ±	5.90	6-11-2040	83,622	84,688
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17 Class A1A ±	5.65	6-11-2050	105,489	107,745
CGGS Commercial Mortgage Trust Series 2016 144A±	2.19	2-15-2033	115,023	115,460
CIT Education Loan Trust Series 2005-1 Class A3 ±	0.97	3-15-2026	48,878	48,431
Commercial Mortgage Trust Pass-Through Certificates Series 2007-C9 Class A4 ±	6.01	12-10-2049	125,755	127,524
GAHR Commercial Mortgage Trust Series 2015 Class AFL1 144A±	1.83	12-15-2034	138,717	139,193
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class A1A	5.44	1-15-2049	57,726	58,029
Morgan Stanley Capital I Series 2007-T27 Class A4 ±	5.82	6-11-2042	117,228	118,879
SCG Trust Series 2013-SRP1 Class A 144A±	1.94	11-15-2026	140,000	139,534
SLMA Series 2006 1 Class A5 ±	0.99	7-26-2021	135,000	128,442
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10-25-2036	112,776	112,245
Towd Point Mortgage Trust Series 2015-6 Class A1 144A±	3.50	4-25-2055	83,433	85,345
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±	2.25	8-25-2055	99,503	98,889

Total Non-Agency Mortgage-Backed Securities (Cost $1,379,282)				1,364,404

U.S. Treasury Securities: 6.71%
U.S. Treasury Note	0.63	7-31-2017	300,000	299,789
U.S. Treasury Note	0.75	2-28-2018	300,000	299,168

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	111

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	0.75%	9-30-2018	$550,000	$546,412
U.S. Treasury Note	0.75	10-31-2018	575,000	570,912
U.S. Treasury Note	0.88	7-15-2017	150,000	150,158

Total U.S. Treasury Securities (Cost $1,873,083)				1,866,439

Yankee Corporate Bonds and Notes: 2.38%

Consumer Staples: 0.33%

Food Products: 0.33%
Diageo Capital plc	1.50	5-11-2017	90,000	90,169

Energy: 0.32%

Oil, Gas & Consumable Fuels: 0.32%
Shell International Finance Company ±	1.20	5-10-2017	90,000	90,096

Financials: 1.30%

Banks: 1.30%
Bank of Montreal	1.35	8-28-2018	30,000	29,806
Bank of Nova Scotia ±	1.32	6-11-2018	90,000	90,184
Royal Bank of Canada Incorporated	2.00	10-1-2018	150,000	150,879
Toronto Dominion Bank ±	1.42	7-23-2018	90,000	90,215

				361,084

Health Care: 0.11%

Pharmaceuticals: 0.11%
Teva Pharmaceutical Finance Netherlands III BV	1.40	7-20-2018	30,000	29,706

Industrials: 0.32%

Road & Rail: 0.32%
Canadian National Railway Company	1.45	12-15-2016	90,000	90,018

Total Yankee Corporate Bonds and Notes (Cost $661,856)				661,073

	Yield		Shares
Short-Term Investments: 3.35%

Investment Companies: 3.35%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31		931,716	931,716

Total Short-Term Investments (Cost $931,716)				931,716

Total investments in securities (Cost $27,397,648) *	99.73%	27,750,845
Other assets and liabilities, net	0.27	75,006

Total net assets	100.00%	$27,825,851

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2016 (unaudited)

STABLE INCOME PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $26,919,578 and unrealized gains (losses) consists of:

Gross unrealized gains	$912,152
Gross unrealized losses	(80,885)

Net unrealized gains	$831,267

The accompanying notes are an integral part of these financial statements.

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114	Wells Fargo Allocation Funds	Statements of assets and liabilities—November 30, 2016 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$333,382,884	$104,406,481
In affiliated securities, at value (see cost below)	18,117,049	2,510,658

Total investments, at value (see cost below)	351,499,933	106,917,139
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	4,478,407	963,672
Receivable for dividends	617,956	154,365
Receivable for daily variation margin on open futures contracts	0	0
Receivable for securities lending income	5,946	1,412
Prepaid expenses and other assets	2,664	0

Total assets	356,604,906	108,036,588

Liabilities
Payable for investments purchased	6,514,762	944,357
Payable upon receipt of securities loaned	6,884,850	1,030,168
Payable for daily variation margin on open futures contracts	0	0
Due to custodian bank	0	0
Advisory fee payable	179,778	43,360
Accrued expenses and other liabilities	28,289	55,735

Total liabilities	13,607,679	2,073,620

Total net assets	$342,997,227	$105,962,968

Investments in unaffiliated securities (including securities on loan), at cost	$252,599,693	$71,168,423

Investments in affiliated securities, at cost	$18,117,000	$2,510,604

Total investments, at cost	$270,716,693	$73,679,027

Securities on loan, at value	$6,741,288	$1,004,578

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	115

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$784,260,385	$2,130,086,939	$131,184,814	$528,377,612	$75,003,557	$1,441,611,868	$219,713,866
105,232,529	39,437,716	3,957,933	15,976,923	3,311,310	240,302,504	15,094,699

889,492,914	2,169,524,655	135,142,747	544,354,535	78,314,867	1,681,914,372	234,808,565
0	0	129,529	6,056,644	0	0	0
6,071,508	81,572,756	2,484,487	2,082,015	11	4,876,065	7,523,952
988,515	5,635,238	368,292	1,744,463	188,595	563,364	189,002
0	11,930	0	0	0	0	0
58,139	3,569	5,007	13,699	1,404	175,837	5,811
0	59,534	0	0	0	9,093	562

896,611,076	2,256,807,682	138,130,062	554,251,356	78,504,877	1,687,538,731	242,527,892

4,316,099	0	1,497,296	3,215,938	0	6,099,373	5,647,301
85,985,863	12,147,358	2,197,722	9,469,808	3,311,197	165,095,222	11,761,925
0	10,250	0	0	0	0	0
0	0	0	0	316,141	0	0
511,877	158,516	89,665	332,625	37,729	941,243	143,619
65,959	11,879,030	70,612	103,986	29,307	40,415	27,239

90,879,798	24,195,154	3,855,295	13,122,357	3,694,374	172,176,253	17,580,084

$805,731,278	$2,232,612,528	$134,274,767	$541,128,999	$74,810,503	$1,515,362,478	$224,947,808

$560,292,720	$952,633,972	$127,462,883	$574,037,474	$60,740,114	$1,226,035,864	$181,313,891

$105,224,647	$25,642,455	$3,957,933	$15,976,523	$3,311,198	$240,287,228	$15,094,012

$665,517,367	$978,276,427	$131,420,816	$590,013,997	$64,051,312	$1,466,323,092	$196,407,903

$83,950,774	$11,407,707	$2,094,957	$8,970,460	$3,241,542	$160,714,454	$11,468,149

$0	$0	$131,433	$6,220,868	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Allocation Funds	Statements of assets and liabilities—November 30, 2016 (unaudited)

	Core Bond Portfolio	Managed Fixed Income Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$5,591,407,064	$109,843,255
In affiliated securities, at value (see cost below)	368,654,245	4,618,952

Total investments, at value (see cost below)	5,960,061,309	114,462,207
Segregated cash	3,960,000	112,000
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	502,646,058	159,579
Principal paydown receivable	115,974	0
Receivable for interest	22,492,204	842,120
Receivable for daily variation margin on open futures contracts	0	0
Receivable for securities lending income	69,413	555
Prepaid expenses and other assets	66,298	5,411

Total assets	6,489,411,256	115,581,872

Liabilities
Payable for investments purchased	1,037,430,406	0
Payable upon receipt of securities loaned	230,753,814	1,699,779
Payable for daily variation margin on open futures contracts	0	37,500
Due to custodian bank	275,520	0
Advisory fee payable	1,489,078	28,434
Shareholder report expenses payable	511	2,909
Professional fees payable	19,837	26,635
Accrued expenses and other liabilities	95,940	5,022

Total liabilities	1,270,065,106	1,800,279

Total net assets	$5,219,346,150	$113,781,593

Investments in unaffiliated securities (including securities on loan), at cost	$5,681,024,555	$108,226,699

Investments in affiliated securities, at cost	$368,654,047	$4,618,936

Total investments, at cost	$6,049,678,602	$112,845,635

Securities on loan, at value	$226,218,264	$1,665,873

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	117

Real Return Portfolio	Stable Income Portfolio

$69,254,340	$26,819,129
4,164,256	931,716

73,418,596	27,750,845
0	8,500
1,231	0
0	11,021
0	0
273,229	85,755
3,656	2,813
1,831	52
2,050	1,164

73,700,593	27,860,150

323,565	0
371,300	0
1,781	0
0	0
18,078	1,075
2,420	1,941
20,909	26,780
2,571	4,503

740,624	34,299

$72,959,969	$27,825,851

$68,001,602	$26,465,932

$4,164,235	$931,716

$72,165,837	$27,397,648

$355,661	$0

$1,234	$0

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Allocation Funds	Statements of operations—six months ended November 30, 2016 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Investment income
Dividends*	$2,806,863	$609,679
Income from affiliated securities	17,185	2,589
Securities lending income, net	23,186	6,747
Interest	0	0

Total investment income	2,847,234	619,015

Expenses
Advisory fee	1,031,131	369,429
Custody and accounting fees	11,931	11,618
Professional fees	22,130	24,088
Shareholder report expenses	531	1,025
Trustees’ fees and expenses	6,301	26,722
Other fees and expenses	4,552	6,702

Total expenses	1,076,576	439,584
Less: Fee waivers and/or expense reimbursements	0	(86,011)

Net expenses	1,076,576	353,573

Net investment income (loss)	1,770,658	265,442

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	8,791,368	3,915,816
Affiliated securities	0	0
Futures transactions	0	0

Net realized gain (losses) on investments	8,791,368	3,915,816

Net change in unrealized gains (losses) on:
Unaffiliated securities	13,101,251	(3,207,811)
Affiliated securities	49	54
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	13,101,300	(3,207,757)

Net realized and unrealized gains (losses) on investments	21,892,668	708,059

Net increase (decrease) in net assets resulting from operations	$23,663,326	$973,501

* Net of foreign dividend withholding taxes in the amount of	$72,523	$2,418

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	119

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$3,598,699	$25,227,234	$879,602	$6,732,564	$816,661	$3,366,760	$1,732,589
24,884	450,895	7,750	3,094	2,676	100,092	11,184
679,956	74,593	86,292	265,478	7,799	1,326,542	67,549
0	2,259	0	0	0	0	0

4,303,539	25,754,981	973,644	7,001,136	827,136	4,793,394	1,811,322

3,363,418	986,981	606,777	2,077,052	253,421	5,256,376	869,756
27,112	70,665	38,146	94,073	5,186	40,181	11,556
23,494	30,361	34,775	30,416	24,502	24,297	23,329
2,262	3,561	298	1,323	317	992	1,394
6,125	4,773	12,345	5,982	10,742	5,971	6,023
17,018	15,565	27,186	26,969	6,734	12,515	4,721

3,439,429	1,111,906	719,527	2,235,815	300,902	5,340,332	916,779
0	0	0	0	(13,016)	0	0

3,439,429	1,111,906	719,527	2,235,815	287,886	5,340,332	916,779

864,110	24,643,075	254,117	4,765,321	539,250	(546,938)	894,543

77,141,486	114,919,856	1,849,535	(8,467,844)	2,024,711	7,468,252	14,766,624
0	1,344,108	391	2,122	0	0	0
0	2,844,137	0	0	0	0	0

77,141,486	119,108,101	1,849,926	(8,465,722)	2,024,711	7,468,252	14,766,624

37,134,260	(9,907,265)	(11,938,708)	11,362,749	2,642,198	136,434,698	16,402,776
7,882	(314,536)	0	400	112	(1,842)	687
0	(1,096,995)	0	0	0	0	0

37,142,142	(11,318,796)	(11,938,708)	11,363,149	2,642,310	136,432,856	16,403,463

114,283,628	107,789,305	(10,088,782)	2,897,427	4,667,021	143,901,108	31,170,087

$115,147,738	$132,432,380	$(9,834,665)	$7,662,748	$5,206,271	$143,354,170	$32,064,630

0	$24,170	$114,192	$829,962	$12,664	$20,750	$2,146

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Allocation Funds	Statements of operations—six months ended November 30, 2016 (unaudited)

	Core Bond Portfolio	Managed Fixed Income Portfolio

Investment income
Interest*	$49,944,640	$2,053,978
Income from affiliated securities	304,382	3,650
Securities lending income, net	270,195	3,795
Dividends**	0	0

Total investment income	50,519,217	2,061,423

Expenses
Advisory fee	8,514,246	250,492
Custody and accounting fees	123,471	8,774
Professional fees	39,202	28,526
Shareholder report expenses	2,033	1,297
Trustees’ fees and expenses	5,722	7,843
Other fees and expenses	11,526	3,684

Total expenses	8,696,200	300,616
Less: Fee waivers and/or expense reimbursements	(137,093)	(57,138)

Net expenses	8,559,107	243,478

Net investment income	41,960,110	1,817,945

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	27,555,391	734,608
Futures transactions	0	(342,590)
TBA sale commitments	129,865	0

Net realized gains on investments	27,685,256	392,018

Net change in unrealized gains (losses) on:
Unaffiliated securities	(126,597,189)	(1,917,867)
Affiliated securities	198	(33)
Futures transactions	0	(24,733)

Net change in unrealized gains (losses) on investments	(126,596,991)	(1,942,633)

Net realized and unrealized gains (losses) on investments	(98,911,735)	(1,550,615)

Net increase (decrease) in net assets resulting from operations	$(56,951,625)	$267,330

* Net of foreign interest withholding taxes in the amount of	$33,358	$0
** Net of foreign dividend withholding taxes in the amount of	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2016 (unaudited)	Wells Fargo Allocation Funds	121

Real Return Portfolio	Stable Income Portfolio

$912,547	$256,604
4,546	1,149
11,296	52
132,805	0

1,061,194	257,805

140,793	44,834
6,885	5,339
23,413	29,875
717	163
12,127	12,290
4,288	2,452

188,223	94,953
(33,844)	(34,352)

154,379	60,601

906,815	197,204

212,438	7,321
(6,048)	3,374
0	0

206,390	10,695

(1,032,338)	(124,844)
21	0
7,216	5,956

(1,025,101)	(118,888)

(818,711)	(108,193)

$88,104	$89,011

$0	$0
$4,566	$0

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Allocation Funds	Statements of changes in net assets

	C&B Large Cap Value Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$1,770,658	$4,128,282
Net realized gains on investments	8,791,368	14,000,084
Net change in unrealized gains (losses) on investments	13,101,300	(18,760,215)

Net increase (decrease) in net assets resulting from operations	23,663,326	(631,849)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	57,623,968	38,393,377
Withdrawals	(31,254,356)	(80,332,043)

Net increase (decrease) in net assets resulting from capital share transactions	26,369,612	(41,938,666)

Total increase (decrease) in net assets	50,032,938	(42,570,515)

Net assets
Beginning of period	292,964,289	335,534,804

End of period	$342,997,227	$292,964,289

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	123

	Diversified Large Cap Growth Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$265,442	$336,085
Net realized gains on investments	3,915,816	5,117,947
Net change in unrealized gains (losses) on investments	(3,207,757)	(7,846,480)

Net increase (decrease) in net assets resulting from operations	973,501	(2,392,448)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,585,353	7,089,759
Withdrawals	(12,354,362)	(12,268,696)

Net decrease in net assets resulting from capital share transactions	(10,769,009)	(5,178,937)

Total decrease in net assets	(9,795,508)	(7,571,385)

Net assets
Beginning of period	115,758,476	123,329,861

End of period	$105,962,968	$115,758,476

The accompanying notes are an integral part of these financial statements.

124	Wells Fargo Allocation Funds	Statements of changes in net assets

	Emerging Growth Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income (loss)	$864,110	$(3,962,052)
Net realized gains on investments	77,141,486	18,746,231
Net change in unrealized gains (losses) on investments	37,142,142	(175,228,106)

Net increase (decrease) in net assets resulting from operations	115,147,738	(160,443,927)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	39,242,680	105,565,223
Withdrawals	(247,146,805)	(194,401,064)

Net decrease in net assets resulting from capital share transactions	(207,904,125)	(88,835,841)

Total decrease in net assets	(92,756,387)	(249,279,768)

Net assets
Beginning of period	898,487,665	1,147,767,433

End of period	$805,731,278	$898,487,665

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	125

	Index Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$24,643,075	$51,941,420
Net realized gains on investments	119,108,101	154,402,400
Net change in unrealized gains (losses) on investments	(11,318,796)	(179,622,273)

Net increase in net assets resulting from operations	132,432,380	26,721,547

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	17,832,463	66,728,942
Withdrawals	(258,064,773)	(523,281,965)

Net decrease in net assets resulting from capital share transactions	(240,232,310)	(456,553,023)

Total decrease in net assets	(107,799,930)	(429,831,476)

Net assets
Beginning of period	2,340,412,458	2,770,243,934

End of period	$2,232,612,528	$2,340,412,458

The accompanying notes are an integral part of these financial statements.

126	Wells Fargo Allocation Funds	Statements of changes in net assets

	International Growth Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$254,117	$1,728,257
Net realized gains (losses) on investments	1,849,926	(1,635,815)
Net change in unrealized gains (losses) on investments	(11,938,708)	(20,243,476)

Net decrease in net assets resulting from operations	(9,834,665)	(20,151,034)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,143,369	15,674,750
Withdrawals	(6,410,552)	(5,551,430)

Net increase (decrease) in net assets resulting from capital share transactions	(4,267,183)	10,123,320

Total decrease in net assets	(14,101,848)	(10,027,714)

Net assets
Beginning of period	148,376,615	158,404,329

End of period	$134,274,767	$148,376,615

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	127

	International Value Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$4,765,321	$12,349,092
Net realized losses on investments	(8,465,722)	(1,517,228)
Net change in unrealized gains (losses) on investments	11,363,149	(73,474,825)

Net increase (decrease) in net assets resulting from operations	7,662,748	(62,642,961)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	62,062,545	46,792,442
Withdrawals	(36,915,264)	(10,044,159)

Net increase in net assets resulting from capital share transactions	25,147,281	36,748,283

Total increase (decrease) in net assets	32,810,029	(25,894,678)

Net assets
Beginning of period	508,318,970	534,213,648

End of period	$541,128,999	$508,318,970

The accompanying notes are an integral part of these financial statements.

128	Wells Fargo Allocation Funds	Statements of changes in net assets

	Large Company Value Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$539,250	$1,196,671
Net realized gains (losses) on investments	2,024,711	(1,089,821)
Net change in unrealized gains (losses) on investments	2,642,310	(3,378,107)

Net increase (decrease) in net assets resulting from operations	5,206,271	(3,271,257)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	474,857	6,867,155
Withdrawals	(9,985,455)	(6,977,356)

Net decrease in net assets resulting from capital share transactions	(9,510,598)	(110,201)

Total decrease in net assets	(4,304,327)	(3,381,458)

Net assets
Beginning of period	79,114,830	82,496,288

End of period	$74,810,503	$79,114,830

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	129

	Small Company Growth Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment loss	$(546,938)	$(288,808)
Net realized gains (losses) on investments	7,468,252	(95,998,247)
Net change in unrealized gains (losses) on investments	136,432,856	(55,183,521)

Net increase (decrease) in net assets resulting from operations	143,354,170	(151,470,576)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	287,537,092	708,902,550
Withdrawals	(112,125,224)	(112,220,954)

Net increase in net assets resulting from capital share transactions	175,411,868	596,681,596

Total increase in net assets	318,766,038	445,211,020

Net assets
Beginning of period	1,196,596,440	751,385,420

End of period	$1,515,362,478	$1,196,596,440

The accompanying notes are an integral part of these financial statements.

130	Wells Fargo Allocation Funds	Statements of changes in net assets

	Small Company Value Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$894,543	$1,286,924
Net realized gains on investments	14,766,624	12,552,384
Net change in unrealized gains (losses) on investments	16,403,463	(24,625,962)

Net increase (decrease) in net assets resulting from operations	32,064,630	(10,786,654)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	14,301,944	36,132,062
Withdrawals	(38,988,536)	(23,471,861)

Net increase (decrease) in net assets resulting from capital share transactions	(24,686,592)	12,660,201

Total increase in net assets	7,378,038	1,873,547

Net assets
Beginning of period	217,569,770	215,696,223

End of period	$224,947,808	$217,569,770

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	131

	Core Bond Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$41,960,110	$71,646,971
Net realized gains on investments	27,685,256	33,744,871
Net change in unrealized gains (losses) on investments	(126,596,991)	4,164,647

Net increase (decrease) in net assets resulting from operations	(56,951,625)	109,556,489

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,064,955,273	1,207,036,360
Withdrawals	(129,492,556)	(728,304,768)

Net increase in net assets resulting from capital share transactions	935,462,717	478,731,592

Total increase in net assets	878,511,092	588,288,081

Net assets
Beginning of period	4,340,835,058	3,752,546,977

End of period	$5,219,346,150	$4,340,835,058

The accompanying notes are an integral part of these financial statements.

132	Wells Fargo Allocation Funds	Statements of changes in net assets

	Managed Fixed Income Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$1,817,945	$3,776,941
Net realized gains on investments	392,018	1,250,302
Net change in unrealized gains (losses) on investments	(1,942,633)	(257,799)

Net increase in net assets resulting from operations	267,330	4,769,444

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	5,212,499	18,117,390
Withdrawals	(18,451,966)	(17,218,838)

Net increase (decrease) in net assets resulting from capital share transactions	(13,239,467)	898,552

Total increase (decrease) in net assets	(12,972,137)	5,667,996

Net assets
Beginning of period	126,753,730	121,085,734

End of period	$113,781,593	$126,753,730

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	133

	Real Return Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$906,815	$809,383
Net realized gains (losses) on investments	206,390	(131,670)
Net change in unrealized gains (losses) on investments	(1,025,101)	484,975

Net increase in net assets resulting from operations	88,104	1,162,688

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	15,019,507	29,489,684
Withdrawals	(6,245,523)	(14,951,275)

Net increase in net assets resulting from capital share transactions	8,773,984	14,538,409

Total increase in net assets	8,862,088	15,701,097

Net assets
Beginning of period	64,097,881	48,396,784

End of period	$72,959,969	$64,097,881

The accompanying notes are an integral part of these financial statements.

134	Wells Fargo Allocation Funds	Statements of changes in net assets

	Stable Income Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$197,204	$339,242
Net realized gains (losses) on investments	10,695	(28,391)
Net change in unrealized gains (losses) on investments	(118,888)	(82,401)

Net increase in net assets resulting from operations	89,011	228,450

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,904,166	5,915,120
Withdrawals	(4,585,527)	(2,801,173)

Net increase (decrease) in net assets resulting from capital share transactions	(2,681,361)	3,113,947

Total increase (decrease) in net assets	(2,592,350)	3,342,397

Net assets
Beginning of period	30,418,201	27,075,804

End of period	$27,825,851	$30,418,201

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Allocation Funds	135

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

C&B Large Cap Value Portfolio
Six months ended November 30, 2016 (unaudited)	1.12%	0.68%	0.68%	7.80%	32%
Year ended May 31, 2016	1.33%	0.68%	0.68%	0.35%	29%
Year ended May 31, 2015	1.20%	0.68%	0.68%	10.29%	35%
Year ended May 31, 2014	1.35%	0.68%	0.68%	17.80%	22%
Year ended May 31, 2013	1.73%	0.68%	0.68%	29.30%	18%
Year ended May 31, 2012	1.81%	0.68%	0.68%	(4.61)%	21%

Diversified Large Cap Growth Portfolio
Six months ended November 30, 2016 (unaudited)	0.47%	0.77%	0.62%	0.77%	36%
Year ended May 31, 2016	0.29%	0.74%	0.62%	(2.28)%	59%
Year ended May 31, 2015	0.28%	0.72%	0.62%	13.11%	46%
Year ended May 31, 2014	0.15%	0.72%	0.62%	21.70%	54%
Year ended May 31, 2013	0.51%	0.71%	0.62%	20.30%	56%
Year ended May 31, 2012	0.24%	0.71%	0.62%	1.26%	79%

Emerging Growth Portfolio
Six months ended November 30, 2016 (unaudited)	0.20%	0.81%	0.81%	14.08%	50%
Year ended May 31, 2016	(0.40)%	0.80%	0.80%	(14.47)%	66%
Year ended May 31, 2015	(0.63)%	0.80%	0.80%	24.02%	56%
Year ended May 31, 2014	(0.62)%	0.80%	0.80%	11.92%	63%
Year ended May 31, 2013	(0.47)%	0.80%	0.80%	20.53%	65%
Year ended May 31, 2012	(0.57)%	0.80%	0.80%	(4.83)%	75%

Index Portfolio
Six months ended November 30, 2016 (unaudited)	2.15%	0.10%	0.10%	5.95%	5%
Year ended May 31, 2016	2.12%	0.11%	0.10%	1.62%	4%
Year ended May 31, 2015	1.96%	0.11%	0.11%	11.69%	4%
Year ended May 31, 2014	1.99%	0.10%	0.10%	20.33%	5%
Year ended May 31, 2013	2.20%	0.09%	0.09%	27.22%	4%
Year ended May 31, 2012	2.09%	0.10%	0.10%	(0.52)%	9%

International Growth Portfolio
Six months ended November 30, 2016 (unaudited)	0.35%	0.99%	0.99%	(6.84)%	59%
Year ended May 31, 2016	1.16%	0.99%	0.99%	(12.40)%	62%
Year ended May 31, 2015	0.76%	1.00%	1.00%	5.13%	51%
Year ended May 31, 2014	1.13%	1.00%	1.00%	16.45%	46%
Year ended May 31, 2013	1.63%	1.04%	1.04%	30.34%	46%
Year ended May 31, 2012	2.04%	0.97%	0.90%	(9.44)%	69%

International Value Portfolio
Six months ended November 30, 2016 (unaudited)	1.92%	0.90%	0.90%	1.41%	15%
Year ended May 31, 2016	2.50%	0.91%	0.91%	(11.85)%	14%
Year ended May 31, 2015	2.45%	0.91%	0.91%	(1.04)%	18%
Year ended May 31, 2014	3.09%	0.91%	0.91%	18.22%	11%
Year ended May 31, 2013	3.04%	0.91%	0.91%	29.45%	16%
Year ended May 31, 2012	3.44%	0.91%	0.85%	(21.07)%	9%

Large Company Value Portfolio
Six months ended November 30, 2016 (unaudited)	1.38%	0.77%	0.74%	7.09%	33%
Year ended May 31, 2016	1.54%	0.76%	0.74%	(3.92)%	50%
Year ended May 31, 2015	1.09%	0.74%	0.74%	7.90%	72%
Year ended May 31, 2014	0.99%	0.73%	0.73%	20.26%	62%
Year ended May 31, 2013	1.49%	0.78%	0.74%	28.91%	95%
Year ended May 31, 2012	1.67%	0.77%	0.74%	(6.06)%	104%

Please see footnote on page 136.

The accompanying notes are an integral part of these financial statements.

136	Wells Fargo Allocation Funds	Financial highlights

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

Small Company Growth Portfolio
Six months ended November 30, 2016 (unaudited)	(0.08)%	0.79%	0.79%	11.25%	35%
Year ended May 31, 2016	(0.03)%	0.80%	0.80%	(13.86)%	49%
Year ended May 31, 2015	(0.32)%	0.82%	0.82%	18.07%	58%
Year ended May 31, 2014	(0.37)%	0.83%	0.83%	23.47%	77%
Year ended May 31, 2013	(0.02)%	0.86%	0.86%	31.39%	109%
Year ended May 31, 2012	(0.12)%	0.83%	0.83%	(10.75)%	107%

Small Company Value Portfolio
Six months ended November 30, 2016 (unaudited)	0.82%	0.84%	0.84%	15.63%	55%
Year ended May 31, 2016	0.62%	0.85%	0.85%	(4.96)%	72%
Year ended May 31, 2015	0.89%	0.84%	0.84%	7.29%	54%
Year ended May 31, 2014	0.89%	0.85%	0.85%	18.09%	47%
Year ended May 31, 2013	0.58%	0.85%	0.85%	30.76%	57%
Year ended May 31, 2012	0.69%	0.84%	0.84%	(7.17)%	60%

Core Bond Portfolio
Six months ended November 30, 2016 (unaudited)	1.71%	0.35%	0.35%	(0.70)%	252%
Year ended May 31, 2016	1.86%	0.36%	0.35%	2.78%	667%
Year ended May 31, 2015	1.82%	0.37%	0.35%	3.22%	586%
Year ended May 31, 2014	1.94%	0.37%	0.35%	2.90%	646%
Year ended May 31, 2013	1.75%	0.37%	0.35%	2.61%	547%
Year ended May 31, 2012	2.33%	0.37%	0.35%	8.20%	803%

Managed Fixed Income Portfolio
Six months ended November 30, 2016 (unaudited)	2.90%	0.48%	0.39%	0.00%	17%
Year ended May 31, 2016	3.12%	0.48%	0.39%	3.95%	25%
Year ended May 31, 2015	3.20%	0.48%	0.39%	4.23%	31%
Year ended May 31, 2014	3.33%	0.48%	0.39%	3.07%	35%
Year ended May 31, 2013	3.42%	0.47%	0.39%	4.81%	49%
Year ended May 31, 2012	3.83%	0.46%	0.39%	6.97%	51%

Real Return Portfolio
Six months ended November 30, 2016 (unaudited)	2.58%	0.53%	0.44%	0.38%	10%
Year ended May 31, 2016	1.45%	0.56%	0.44%	1.29%	29%
Year ended May 31, 2015	0.89%	0.57%	0.44%	1.50%	57%
Year ended May 31, 2014	1.45%	0.53%	0.44%	(0.26)%	9%
Year ended May 31, 2013	1.52%	0.50%	0.44%	(1.86)%	15%
Year ended May 31, 2012	3.00%	0.48%	0.44%	12.62%	23%

Stable Income Portfolio
Six months ended November 30, 2016 (unaudited)	1.32%	0.64%	0.41%	0.27%	24%
Year ended May 31, 2016	1.22%	0.62%	0.41%	0.83%	20%
Year ended May 31, 2015	1.20%	0.64%	0.41%	0.89%	26%
Year ended May 31, 2014	1.41%	0.66%	0.41%	1.52%	33%
Year ended May 31, 2013	1.50%	0.58%	0.41%	2.78%	20%
Year ended May 31, 2012	1.76%	0.59%	0.41%	1.71%	11%

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	137

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following portfolios: Wells Fargo C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), Wells Fargo Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio”), Wells Fargo Emerging Growth Portfolio (“Emerging Growth Portfolio”), Wells Fargo Index Portfolio (“Index Portfolio”), Wells Fargo International Growth Portfolio (“International Growth Portfolio”), Wells Fargo International Value Portfolio (“International Value Portfolio”), Wells Fargo Large Company Value Portfolio (“Large Company Value Portfolio”), Wells Fargo Small Company Growth Portfolio (“Small Company Growth Portfolio”), Wells Fargo Small Company Value Portfolio (“Small Company Value Portfolio”), Wells Fargo Core Bond Portfolio (“Core Bond Portfolio”), Wells Fargo Managed Fixed Income Portfolio (“Managed Fixed Income Portfolio”), Wells Fargo Real Return Portfolio (“Real Return Portfolio”), and Wells Fargo Stable Income Portfolio (“Stable Income Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolios may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2016, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the

138	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolios may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continues to receive interest or dividends on the securities loaned. The Portfolios receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	139

to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When a Portfolio purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When a Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Portfolios are subject to interest rate risk or equity price risk in the normal course of pursuing its investment objectives. A Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

Each Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Inflation-indexed bonds and TIPS

Each Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

140	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	141

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of November 30, 2016:

C&B Large Cap Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$45,457,959	$0	$0	$45,457,959
Consumer staples	19,029,992	0	0	19,029,992
Energy	19,213,225	0	0	19,213,225
Financials	87,174,769	0	0	87,174,769
Health care	48,543,758	0	0	48,543,758
Industrials	58,457,819	0	0	58,457,819
Information technology	30,540,150	0	0	30,540,150
Materials	19,459,231	0	0	19,459,231
Real estate	5,505,981	0	0	5,505,981

Short-term investments
Investment companies	11,232,148	0	0	11,232,148
Investments measured at net asset value*				6,884,901
Total assets	$344,615,032	$0	$0	$351,499,933

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $6,884,901 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Diversified Large Cap Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$21,402,883	$0	$0	$21,402,883
Consumer staples	5,572,591	0	0	5,572,591
Energy	1,782,242	0	0	1,782,242
Financials	2,296,381	0	0	2,296,381
Health care	13,604,408	0	0	13,604,408
Industrials	10,107,453	0	0	10,107,453
Information technology	46,002,248	0	0	46,002,248
Materials	3,323,283	0	0	3,323,283
Real estate	314,992	0	0	314,992

Short-term investments
Investment companies	1,480,422	0	0	1,480,422
Investments measured at net asset value*				1,030,236
Total assets	$105,886,903	$0	$0	$106,917,139

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $1,030,236 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

142	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

Emerging Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$97,844,644	$0	$0	$97,844,644
Energy	29,132,524	0	0	29,132,524
Financials	50,342,994	0	0	50,342,994
Health care	231,364,222	0	0	231,364,222
Industrials	129,383,334	0	0	129,383,334
Information technology	246,192,667	0	0	246,192,667

Short-term investments
Investment companies	19,236,622	0	0	19,236,622
Investments measured at net asset value*				85,995,907
Total assets	$803,497,007	$0	$0	$889,492,914

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $85,995,907 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Index Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$265,600,771	$0	$0	$265,600,771
Consumer staples	199,664,800	0	0	199,664,800
Energy	162,080,388	0	0	162,080,388
Financials	315,695,072	0	0	315,695,072
Health care	296,145,311	0	0	296,145,311
Industrials	225,442,553	0	0	225,442,553
Information technology	448,558,109	0	0	448,558,109
Materials	62,655,100	0	0	62,655,100
Real estate	59,619,341	0	0	59,619,341
Telecommuniciation services	53,850,175	0	0	53,850,175
Utilities	66,261,626	0	0	66,261,626

Short-term investments
U.S. Treasury securities	1,802,103	0	0	1,802,103
Investments measured at net asset value*				12,149,306
	2,157,375,349	0	0	2,169,524,655
Futures contracts	11,930	0	0	11,930
Total assets	$2,157,387,279	$0	$0	$2,169,536,585
Liabilities
Futures contracts	$10,250	$0	$0	$10,250
Total liabilities	$10,250	$0	$0	$10,250

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $12,149,306 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	143

International Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$1,968,371	$0	$0	$1,968,371
Belgium	1,305,628	0	0	1,305,628
Canada	5,675,182	0	0	5,675,182
China	7,684,608	0	0	7,684,608
Denmark	602,226	0	0	602,226
France	5,531,327	0	0	5,531,327
Germany	24,787,331	0	0	24,787,331
Hong Kong	4,591,878	0	0	4,591,878
Indonesia	311,256	0	0	311,256
Ireland	7,100,910	0	0	7,100,910
Italy	2,625,919	0	0	2,625,919
Japan	16,746,137	0	0	16,746,137
Luxembourg	412,030	0	0	412,030
Netherlands	6,438,994	0	0	6,438,994
Russia	362,935	0	0	362,935
South Korea	10,470	0	0	10,470
Spain	2,450,123	0	0	2,450,123
Sweden	1,556,191	0	0	1,556,191
Switzerland	9,919,561	0	0	9,919,561
Taiwan	2,830,578	0	0	2,830,578
Thailand	190,158	0	0	190,158
United Kingdom	20,223,828	0	0	20,223,828
United States	2,877,257	0	0	2,877,257

Participation Notes
Ireland	0	2,979,015	0	2,979,015

Preferred stocks
Germany	2,002,901	0	0	2,002,901

Short-term investments
Investment companies	1,759,819	0	0	1,759,819
Investments measured at net asset value*				2,198,114
Total assets	$129,965,618	$2,979,015	$0	$135,142,747

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $2,198,114 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

144	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

International Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$30,475,428	$0	$49,771	$30,525,199
Austria	6,882,387	0	0	6,882,387
Brazil	5,662,697	0	0	5,662,697
Canada	11,002,881	0	0	11,002,881
China	14,601,967	0	0	14,601,967
Czech Republic	933,331	0	0	933,331
Denmark	5,129,976	0	0	5,129,976
Finland	1,222,969	0	0	1,222,969
France	50,848,701	0	0	50,848,701
Germany	44,737,620	0	0	44,737,620
Hong Kong	11,524,062	0	0	11,524,062
Hungary	1,166,323	0	0	1,166,323
India	1,679,956	0	0	1,679,956
Ireland	3,851,769	0	0	3,851,769
Israel	5,172,825	0	0	5,172,825
Italy	8,699,000	0	0	8,699,000
Japan	126,403,738	0	0	126,403,738
Liechtenstein	664,379	0	0	664,379
Netherlands	10,905,411	0	0	10,905,411
Norway	6,706,012	0	0	6,706,012
Poland	2,032,478	0	0	2,032,478
Portugal	1,147,679	0	0	1,147,679
Russia	5,326,102	0	0	5,326,102
Singapore	4,388,447	0	0	4,388,447
South Africa	2,557,684	0	0	2,557,684
South Korea	12,047,791	0	0	12,047,791
Spain	10,362,971	0	0	10,362,971
Sweden	9,107,120	0	0	9,107,120
Switzerland	37,781,460	0	0	37,781,460
Taiwan	5,939,415	0	0	5,939,415
Thailand	8,109,465	0	0	8,109,465
United Kingdom	79,836,453	0	0	79,836,453

Preferred stocks
Brazil	1,419,344	0	0	1,419,344

Short-term investments
Investment companies	6,504,594	0	0	6,504,594
Investments measured at net asset value*				9,472,329
Total assets	$534,832,435	$0	$49,771	$544,354,535

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $9,472,329 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	145

Large Company Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$4,652,195	$0	$0	$4,652,195
Consumer staples	4,859,989	0	0	4,859,989
Energy	10,248,276	0	0	10,248,276
Financials	18,030,899	0	0	18,030,899
Health care	7,693,293	0	0	7,693,293
Industrials	7,928,853	0	0	7,928,853
Information technology	7,906,303	0	0	7,906,303
Materials	3,251,894	0	0	3,251,894
Real estate	4,780,118	0	0	4,780,118
Telecommunication services	1,590,590	0	0	1,590,590
Utilities	4,061,147	0	0	4,061,147
Investments measured at net asset value*				3,311,310
Total assets	$75,003,557	$0	$0	$78,314,867

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $3,311,310 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Small Company Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$200,767,878	$0	$0	$200,767,878
Consumer staples	27,461,662	0	0	27,461,662
Energy	54,146,570	0	0	54,146,570
Financials	140,453,574	0	0	140,453,574
Health care	312,451,301	0	0	312,451,301
Industrials	235,581,668	0	0	235,581,668
Information technology	412,878,479	0	0	412,878,479
Materials	41,040,574	0	0	41,040,574
Real estate	16,830,162	0	0	16,830,162

Short-term investments
Investment companies	75,190,164	0	0	75,190,164
Investments measured at net asset value*				165,112,340
Total assets	$1,516,802,032	$0	$0	$1,681,914,372

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $165,112,340 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

146	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

Small Company Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$39,614,072	$0	$0	$39,614,072
Consumer staples	4,812,273	0	0	4,812,273
Energy	11,346,077	0	0	11,346,077
Financials	61,867,079	0	0	61,867,079
Health care	12,789,884	0	0	12,789,884
Industrials	22,956,402	0	0	22,956,402
Information technology	30,582,118	0	0	30,582,118
Materials	7,153,575	0	0	7,153,575
Real estate	20,698,252	0	0	20,698,252
Utilities	7,894,134	0	0	7,894,134

Short-term investments
Investment companies	3,332,087	0	0	3,332,087
Investments measured at net asset value*				11,762,612
Total assets	$223,045,953	$0	$0	$234,808,565

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $11,762,612 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Core Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$1,419,693,128	$0	$1,419,693,128

Asset-backed securities	0	651,314,358	0	651,314,358

Corporate bonds and notes	0	971,299,342	0	971,299,342

Government agency	0	20,555,046	0	20,555,046

Municipal obligations	0	39,498,644	0	39,498,644

Non-agency mortgage-backed securities	0	286,527,418	0	286,527,418

U.S. Treasury securities	1,809,267,733	0	0	1,809,267,733

Yankee corporate bonds and notes	0	315,557,917	0	315,557,917

Yankee government bonds	0	77,693,478	0	77,693,478

Short-term investments
Investment companies	137,895,059	0	0	137,895,059
Investments measured at net asset value*				230,759,186
Total assets	$1,947,162,792	$3,782,139,331	$0	$5,960,061,309

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $230,759,186 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	147

Managed Fixed Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$37,554,185	$0	$37,554,185

Asset-backed securities	0	4,699,730	0	4,699,730

Corporate bonds and notes	0	35,648,382	0	35,648,382

Municipal obligations	0	9,078,804	0	9,078,804

Non-agency mortgage-backed securities	0	14,622,957	0	14,622,957

U.S. Treasury securities	2,066,394	0	0	2,066,394

Yankee corporate bonds and notes	0	6,172,803	0	6,172,803

Short-term investments
Investment companies	2,919,104	0	0	2,919,104
Investments measured at net asset value*				1,699,848
Total assets	$4,985,498	$107,776,861	$0	$114,462,207
Liabilities
Futures contracts	$37,500	$0	$0	$37,500
Total liabilities	$37,500	$0	$0	$37,500

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $1,699,848 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Real Return Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer staples	$2,527,736	$0	$0	$2,527,736
Energy	2,700,903	0	0	2,700,903
Materials	2,671,426	0	0	2,671,426
Real estate	2,400,097	0	0	2,400,097

Corporate bonds and notes	0	7,304,938	0	7,304,938

Loans	0	2,265,155	100,438	2,365,593

U.S. Treasury securities	48,558,151	0	0	48,558,151

Yankee corporate bonds and notes	0	675,499	0	675,499

Short-term investments
Investment companies	3,792,921	0	0	3,792,921
U.S. Treasury securities	49,997	0	0	49,997
Investments measured at net asset value*				371,335
	62,701,231	10,245,592	100,438	73,418,596
Futures contracts	3,656	0	0	3,656
Total assets	$62,704,887	$10,245,592	$100,438	$73,422,252
Liabilities
Futures contracts	$1,781	$0	$0	$1,781
Total liabilities	$1,781	$0	$0	$1,781

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $371,335 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

148	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

Stable Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$6,304,421	$0	$6,304,421

Asset-backed securities	0	7,552,507	0	7,552,507

Corporate bonds and notes	0	8,198,743	0	8,198,743

Municipal obligations	0	145,739	0	145,739

Non-agency mortgage-backed securities	0	2,090,207	0	2,090,207

U.S. Treasury securities	1,866,439	0	0	1,866,439

Yankee corporate bonds and notes	0	661,073	0	661,073

Short-term investments
Investment companies	931,716	0	0	931,716
	2,798,155	24,952,690	0	27,750,845
Futures contracts	2,813	0	0	2,813
Total assets	$2,800,968	$24,952,690	$0	$27,753,658

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2016, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Portfolio.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management for the Portfolios. Funds Management has engaged WellsCap, Peregrine Capital Management, LLC (“Peregrine”), Artisan Partners Limited Partnership, Cooke & Bieler, L.P., Golden Capital Management, LLC (an affiliate of Funds Management), LSV Asset Management, Phocas Financial Corporation and Galliard Capital Management, Inc. (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo) as subadvisers. Peregine, Artisan Partners Limited Partnership, Cooke & Bieler, L.P., LSV Asset Management and Phocas Financial Corporation are not affiliates of Funds Management. As of August 25, 2016, Peregrine is no longer an affiliate of Funds Management as a result of a change in control through a buyout agreement between Wells Fargo and Peregrine. There was no change to the personnel or the operation of Peregrine and the subadvisory fee rates are identical to the prior subadvisory agreement.

The fees for subadvisory services are borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each Portfolio.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	149

The annual advisory and subadvisory fee rates for each Portfolio are as follows:

	Advisory fee				Effective rate for the six months ended November 30, 2016		Subadvisory fee
	starting at		declining to			Subadviser	starting at	declining to
C&B Large Cap Value Portfolio	0.65%		0.475%		0.65%	Cooke & Bieler, L.P.	0.38%	0.30%
Diversified Large Cap Growth Portfolio	0.65		0.475		0.65	WellsCap	0.30	0.20
Emerging Growth Portfolio	0.80		0.68		0.79	WellsCap	0.55	0.40
Index Portfolio	0.10		0.05		0.09	Golden Capital Management, LLC	0.05	0.02
International Growth Portfolio	0.80	*	0.65	*	0.83	Artisan Partners Limited Partnership	0.80	0.50
International Value Portfolio	0.80	*	0.65	*	0.83	LSV Asset Management	0.35	0.30
Large Company Value Portfolio	0.65		0.475		0.65	Phocas Financial Corporation	0.29	0.20
Small Company Growth Portfolio	0.80		0.68		0.78	Peregrine	0.50	0.45
Small Company Value Portfolio	0.80		0.68		0.80	Peregrine	0.45	0.40
Core Bond Portfolio	0.40		0.30		0.35	WellsCap	0.20	0.10
Managed Fixed Income Portfolio	0.40		0.30		0.40	Galliard Capital Management, Inc.	0.20	0.10
Real Return Portfolio	0.40		0.30		0.40	WellsCap	0.28	0.18
Stable Income Portfolio	0.30		0.225		0.30	Galliard Capital Management, Inc.	0.15	0.05

*	Prior to July 1 2016, the Adviser was entitled to receive a fee which started at 0.85% and declined to 0.70% as average net assets increased.

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2016 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
C&B Large Cap Value Portfolio	$0	$138,247,965	$0	$98,309,476
Diversified Large Cap Growth Portfolio	0	39,874,152	0	48,378,661
Emerging Growth Portfolio	0	423,646,223	0	445,338,695
Index Portfolio	0	105,617,172	0	342,200,515
International Growth Portfolio	0	86,810,483	0	82,464,777
International Value Portfolio	0	118,692,922	0	74,418,267
Large Company Value Portfolio	0	25,686,356	0	29,271,036
Small Company Growth Portfolio	0	789,709,097	0	467,420,144
Small Company Value Portfolio	0	115,642,016	0	128,449,471
Core Bond Portfolio	11,464,870,789	3,054,192,949	10,739,535,990	2,265,170,181
Managed Fixed Income Portfolio	14,538,157	6,194,043	13,856,103	12,455,363
Real Return Portfolio	8,346,402	7,079,293	1,580,240	4,864,811
Stable Income Portfolio	2,650,438.57	4,649,625.78	4,705,277.22	2,275,382.66

The Portfolios may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

As of November 30, 2016, Real Return Portfolio had unfunded term loan commitments of $116,006.

150	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of Index Portfolio at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchases	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains on affiliated securities
Wells Fargo & Company	583,952	15,747	84,045	515,654	$27,288,410	$420,422	$1,342,812

7. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2016, Index Portfolio used uninvested cash to enter into futures contracts to gain market exposure. During the six months ended November 30, 2016, Managed Fixed Income Portfolio, Real Return Portfolio and Stable Income Portfolio entered into futures contract to speculate on interest rates and to help manage the duration of each portfolio.

At November 30, 2016, the Portfolios had long and short futures contracts outstanding as follows:

	Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2016	Unrealized gains (losses)
Index Portfolio	12-15-2016	Societe Generale	14 Long	S&P 500 Index	$7,695,800	$31,255
Index Portfolio	3-16-2017	Societe Generale	50 Long	S&P 500 Index	27,421,250	(10,250)
Managed Fixed Income Portfolio	3-22-2017	JPMorgan	20 Long	U.S. Treasury Bonds	3,228,125	(24,733)
Real Return Portfolio	3-22-2017	JPMorgan	3 Long	10-Year U.S. Treasury Notes	373,547	(1,390)
Real Return Portfolio	3-31-2017	JPMorgan	13 Short	5-Year U.S. Treasury Notes	1,531,969	3,152
Stable Income Portfolio	3-31-2017	JPMorgan	10 Short	5-Year U.S. Treasury Notes	1,178,438	2,089

As of November 30 2016, Managed Fixed Income Portfolio and Stable Income Portfolio had segregated $112,000 and $8,500, respectively, as cash collateral for open futures contracts.

The Portfolios had average notional amounts in futures contracts during the six months ended November 30, 2016 as follows:

	Long contracts	Short contracts
Index Portfolio	$24,700,134	$0
Managed Fixed Income Portfolio	1,493,076	0
Real Return Portfolio	300,788	2,093,099
Stable Income Portfolio	0	1,444,466

The receivable and payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the Statements of Operations.

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolios to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolios under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments or Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	151

between a Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Index Portfolio	Futures – variation margin	Societe Generale	$11,930	$(10,250)	$0	$1,680
Real Return Portfolio	Futures – variation margin	JPMorgan	3,656	(1,781)	0	1,875
Stable Income Portfolio	Futures – variation margin	JPMorgan	2,813	0	0	2,813

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Index Portfolio	Futures – variation margin	Societe Generale	$10,250	$(10,250)	$0	$0
Managed Fixed Income Portfolio	Futures – variation margin	JPMorgan	37,500	0	(37,500)	0
Real Return Portfolio	Futures – variation margin	JPMorgan	1,781	(1,781)	0	0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

8. CONCENTRATION RISKS

Concentration risks result from exposure to a limited number of sectors. Portfolios that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a Portfolio whose investments are not heavily weighted in any sector. The Portfolio of Investments or Summary Portfolio of Investments includes information on each Portfolio’s holdings, including sector composition, country and/or geographical composition as relevant.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

10. REDEMPTION IN-KIND

After the close of business on July 15, 2016, Wells Fargo Emerging Growth Fund, which invests all of its assets in Emerging Growth Portfolio, redeemed assets through an in-kind redemption. In the redemption transaction, Wells Fargo Emerging Growth Fund issued securities which it received from Emerging Growth Portfolio with a value of $80,953,334 along with cash in the amount of $2,716,932. Emerging Growth Portfolio recognized gains in the amount of $30,973,586, which are reflected on the Statements of Operations. The redemption in-kind represented 9.01% of Emerging Growth Portfolio.

11. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

152	Wells Fargo Allocation Funds	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Allocation Funds	153

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

154	Wells Fargo Allocation Funds	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen[3] (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of the Growth Balanced Fund, Moderate Balanced Fund, International Growth Portfolio, and International Value Portfolio and Assistant Treasurer of the remaining funds in this shareholder report. In addition, Jeremy DePalma acts as Treasurer of 65 other funds and Assistant Treasurer of 59 other funds in the Fund Complex. Nancy Wiser serves as Treasurer of the remaining funds in this shareholder report as well as 59 other funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Andrew Owen became President on January 1, 2017.

List of abbreviations	Wells Fargo Allocation Funds	155

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

248012 01-17 SAAFNLD/SAR109 11-16

Semi-Annual Report

November 30, 2016

Equity Gateway Funds

∎	Wells Fargo C&B Large Cap Value Fund

∎	Wells Fargo Diversified Equity Fund

∎	Wells Fargo Emerging Growth Fund

∎	Wells Fargo Index Fund

∎	Wells Fargo International Value Fund

∎	Wells Fargo Small Company Growth Fund

∎	Wells Fargo Small Company Value Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/index-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of November 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Equity Gateway Funds	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Despite fluctuating markets, U.S. small-, mid-, and large-cap stocks returned 15.37%, 7.14%, and 6.26% for the six-month period, respectively.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Equity Gateway Funds for the six-month period that ended November 30, 2016. During this period, which began June 1, 2016, the U.S. economy displayed resilience although growth overall was somewhat sluggish. U.S. stocks experienced heightened volatility, especially around the U.K.’s Brexit vote in late June and the U.S. elections in early November. Despite fluctuating markets, U.S. small-, mid-, and large-cap stocks returned 15.37%, 7.14%, and 6.26% for the six-month period, respectively, as measured by the Russell 2000® Index,1 the Russell Midcap® Index,2 and the Russell 1000® Index3.

The U.K.’s vote drove market volatility in June, as the six-month reporting period began.

Following a market rally that carried into early June, a disappointing jobs report and uncertainty over whether the U.K. would remain in the European Union (E.U.) led to heightened volatility later in June. The U.K.’s Brexit vote on June 23 shocked countries in Europe and much of the rest of the world. Stock markets plummeted as investors worried that the U.K.’s departure from the E.U. would slow global growth and prolong the low-interest-rate environment. Following the initial rout, however, U.S. stocks rallied as investors seemed to decide that any negative effects would be more localized and not create a serious risk for global growth.

U.S. stocks delivered generally positive results in July–September 2016.

The rally in U.S. stocks continued into early July. U.S. stocks then generally continued to move upward at a more moderate pace, reaching a quarterly peak in August before the upward momentum started to lose some steam. Markets worldwide have been supported to varying degrees by accommodative policies from leading central banks; as a result, investors have watched closely for any signs that global central banks might tighten their measures. Although many U.S. investors had doubted the U.S. Federal Reserve (Fed) would increase interest rates in September, comments by several Fed officials in early September raised concerns, sending stock and bond prices downward. However, immediately following the Fed’s September 20 meeting, U.S. stocks surged on news that the Fed had decided to leave short-term interest rates unchanged for the time being and had signaled its intention to make a rate increase by year-end.

U.S. stocks slipped in October, but November brought a rally.

In October, U.S. stocks overall tended to lose some steam, perhaps due partly to increased uncertainty regarding the approaching general election. However, following Donald Trump’s election in early November as president, U.S. stocks began to rally. A string of supportive economic news, including favorable manufacturing and corporate-earnings data, solid jobs gains, and improved consumer confidence, helped the rally continue through the end of the reporting period.

[1]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[2]	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. You cannot invest directly in an index.

[3]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Equity Gateway Funds	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo C&B Large Cap Value Fund1

Investment objective

The Fund seeks maximum long-term return (current income and capital appreciation), consistent with minimizing risk to principal.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Cooke & Bieler, L.P.

Portfolio managers

Andrew Armstrong, CFA® Steve Lyons, CFA® Michael M. Meyer, CFA® Edward W. O’Connor, CFA®	R. James O’Neil, CFA® Mehul Trivedi, CFA® William Weber, CFA®

Average annual total returns (%) as of November 30, 2016

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (CBEAX)	7-26-2004	3.68	11.65	4.62	10.01	12.99	5.25	1.25	1.15
Class B (CBEBX)*	7-26-2004	4.19	11.88	4.71	9.19	12.13	4.71	2.00	1.90
Class C (CBECX)	7-26-2004	8.27	12.14	4.48	9.27	12.14	4.48	2.00	1.90
Class R6 (CBEJX)[4]	10-31-2016	–	–	–	10.34	13.34	5.61	0.82	0.70
Administrator Class (CBLLX)	7-26-2004	–	–	–	10.22	13.20	5.46	1.17	1.00
Institutional Class (CBLSX)	7-26-2004	–	–	–	10.43	13.47	5.73	0.92	0.80
Russell 1000® Value Index[5]	–	–	–	–	12.02	14.69	5.70	–	–
*	At the close of business on December 5, 2016, existing Class B shareholders were converted to Class A shareholders. Effective December 6, 2016, Class B shares are no longer offered by the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Equity Gateway Funds	5

Wells Fargo C&B Large Cap Value Fund (continued)

Ten largest holdings (%) as of November 30, 2016[6]
JPMorgan Chase & Company	3.27
Laboratory Corporation of America Holdings	3.21
AerCap Holdings NV	3.11
RenaissanceRe Holdings Limited	3.09
Omnicom Group Incorporated	2.93
State Street Corporation	2.92
Gildan Activewear Incorporated	2.72
Twenty-First Century Fox Incorporated Class A	2.69
Abbott Laboratories	2.66
The Progressive Corporation	2.64

Sector distribution as of November 30, 2016[7]

[1]	The Fund is a gateway feeder fund that invests all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through September 30, 2017 (September 30, 2018 for Class R6), to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 shares expenses. If these expenses had been included, returns would be higher.

[5]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts represent the sector distribution of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Diversified Equity Fund1

Investment objective

The Fund seeks long-term total capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadvisers for the affiliated master portfolios

Analytic Investors, LLC‡

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, LLC

Phocas Financial Corporation‡

Wells Capital Management Incorporated

Portfolio managers

Thomas C. Biwer, CFA®

Aldo Ceccarelli, CFA®

Erik Sens, CFA®

Average annual total returns (%) as of November 30, 2016

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (NVDAX)	5-2-1996	(3.41)	9.78	4.02	2.48	11.09	4.64	1.41	1.25
Class C (WFDEX)	10-1-1998	0.69	10.27	3.86	1.69	10.27	3.86	2.16	2.00
Administrator Class (NVDEX)	11-11-1994	–	–	–	2.75	11.38	4.91	1.33	1.00
Diversified Equity Blended Index[4]	–	–	–	–	6.71	13.11	6.07	–	–
MSCI EAFE Index (Net)[5]	–	–	–	–	(3.66)	5.62	0.72	–	–
Russell 1000® Growth Index[6]	–	–	–	–	4.22	14.14	8.24	–	–
Russell 1000® Value Index[7]	–	–	–	–	12.02	14.69	5.70	–	–
Russell 2000® Index[8]	–	–	–	–	12.08	13.98	6.81	–	–
S&P 500 Index[9]	–	–	–	–	8.06	14.45	6.89	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Equity Gateway Funds	7

Wells Fargo Diversified Equity Fund (continued)

Ten largest holdings (%) as of November 30, 2016[10]
Amazon.com Incorporated	1.85
Facebook Incorporated Class A	1.59
Microsoft Corporation	1.56
Alphabet Incorporated Class A	1.47
Apple Incorporated	1.31
Exxon Mobil Corporation	1.15
JPMorgan Chase & Company	1.15
Visa Incorporated Class A	1.01
Alphabet Incorporated Class C	1.00
Bank of America Corporation	0.87

Sector distribution as of November 30, 2016[11]

‡	Effective February 1, 2017, Analytic Investors, LLC replaced Phocas Financial Corporation as a subadviser.

[1]	The Fund is a gateway feeder fund that invests all of its assets in two or more affiliated master portfolios of the Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.59% in net expenses from affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include net expenses from affiliated master portfolios.

[3]	The manager has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired money market fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. All other acquired fund fees from the underlying affiliated master portfolios are included in the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	Source: Wells Fargo Funds Management, LLC. The Diversified Equity Blended Index is weighted 15% in the MSCI EAFE Index (Net), 25% in the Russell 1000® Growth Index, 25% in the Russell 1000® Value Index, 10% in the Russell 2000® Index, and 25% in the S&P 500 Index. You cannot invest directly in an index.

[5]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[6]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[7]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[8]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[9]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[10]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[11]	Amounts represent the aggregated sector distributions of the affiliated master portfolios which are calculated based on the Fund’s ownership percentage of each respective affiliated master portfolio’s long-term investments. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Emerging Growth Fund1

The Fund is closed to most new investors.2

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Capital Management incorporated

Portfolio managers

Joseph M. Eberhardy, CFA®, CPA

Thomas C. Ognar, CFA®

Bruce C. Olson, CFA®

Average annual total returns (%) as of November 30, 20163

		Including sales charge			Excluding sales charge			Expense ratios[4] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[5]
Class A (WEMAX)	3-31-2008	(0.82)	9.24	6.62	5.23	10.55	7.27	1.34	1.34
Class C (WEMCX)	3-31-2008	3.46	9.73	6.48	4.46	9.73	6.48	2.09	2.09
Administrator Class (WFGDX)	1-31-2007	–	–	–	5.34	10.74	7.49	1.26	1.20
Institutional Class (WEMIX)	3-31-2008	–	–	–	5.74	11.07	7.76	1.01	0.90
Russell 2000® Growth Index[6]	–	–	–	–	4.58	13.38	7.55	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 9.

Performance highlights (unaudited)	Wells Fargo Equity Gateway Funds	9

Wells Fargo Emerging Growth Fund (continued)

Ten largest holdings (%) as of November 30, 2016[7]
MarketAxess Holdings Incorporated	2.99
On Assignment Incorporated	2.75
Proofpoint Incorporated	2.59
SPS Commerce Incorporated	2.49
Q2 Holdings Incorporated	2.44
WageWorks Incorporated	2.35
Ligand Pharmaceuticals Incorporated	2.32
HealthEquity Incorporated	2.04
The Spectranetics Corporation	1.91
Envestnet Incorporated	1.89

Sector distribution as of November 30, 2016[8]

[1]	The Fund is a gateway feeder fund that invests all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Please see the Fund’s current Statement of Additional Information for further details.

[3]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

[4]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[5]	The manager has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.35% for Class A, 2.10% for Class C, 1.20% for Administrator Class, and 0.90% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Without this cap, the Fund’s returns would have been lower.

[6]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts represent the sector distribution of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

10	Wells Fargo Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Index Fund1

Investment objective

The Fund seeks to replicate the total return of S&P 500 Index, before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Golden Capital Management, LLC

Portfolio managers

John R. Campbell, CFA®

Justin Carr, CFA®

David Neal, CFA®

Average annual total returns (%) as of November 30, 20162

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFILX)	11-4-1998	1.39	12.51	5.71	7.58	13.85	6.34	0.63	0.45
Class B (WFIMX)*	11-3-1998	1.78	12.75	5.78	6.78	13.00	5.78	1.38	1.20
Class C (WFINX)	4-30-1999	5.78	13.00	5.54	6.78	13.00	5.54	1.38	1.20
Administrator Class (WFIOX)	2-14-1985	–	–	–	7.80	14.17	6.63	0.40	0.25
S&P 500 Index[5]	–	–	–	–	8.06	14.45	6.89	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distribution and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 11.

Performance highlights (unaudited)	Wells Fargo Equity Gateway Funds	11

Wells Fargo Index Fund (continued)

Ten largest holdings (%) as of November 30, 2016[6]
Apple Incorporated	3.09
Microsoft Corporation	2.44
Exxon Mobil Corporation	1.88
Johnson & Johnson	1.58
Berkshire Hathaway Incorporated Class B	1.55
Amazon.com Incorporated	1.53
JPMorgan Chase & Company	1.50
General Electric Company	1.43
Facebook Incorporated Class A	1.43
Wells Fargo & Company	1.25

Sector distribution as of November 30, 2016[7]

[1]	The Fund is a gateway feeder fund that invests all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Equity Index Fund.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Without this cap, the Fund’s returns would have been lower.

[5]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts represent the sector distribution of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

12	Wells Fargo Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo International Value Fund1

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

LSV Asset Management

Portfolio managers

Josef Lakonishok

Puneet Mansharamani, CFA®

Menno Vermeulen, CFA®

Average annual total returns (%) as of November 30, 20162

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFFAX)	10-31-2003	(7.47)	3.28	(1.34)	(1.83)	4.51	(0.75)	1.46	1.35
Class C (WFVCX)	4-8-2005	(3.54)	3.72	(1.51)	(2.54)	3.72	(1.51)	2.21	2.10
Administrator Class (WFVDX)	4-8-2005	–	–	–	(1.73)	4.66	(0.57)	1.38	1.25
Institutional Class (WFVIX)	8-31-2006	–	–	–	(1.44)	4.95	(0.33)	1.13	1.00
MSCI EAFE Value Index (Net)[5]	–	–	–	–	(1.51)	5.21	(0.33)	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 13.

Performance highlights (unaudited)	Wells Fargo Equity Gateway Funds	13

Wells Fargo International Value Fund (continued)

Ten largest holdings (%) as of November 30, 2016[6]
Sanofi SA	1.84
Nippon Telegraph & Telephone Corporation	1.50
BAE Systems plc	1.30
Swiss Reinsurance AG	1.29
BP plc	1.21
KDDI Corporation	1.19
Allianz AG	1.05
Magna International Incorporated	0.98
Koninklijke Ahold NV	0.97
Daimler AG	0.93

Sector distribution as of November 30, 2016[7]

Country allocation as of November 30, 2016[7]

[1]	The Fund is a gateway feeder fund that invests all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Without this cap, the Fund’s returns would have been lower.

[5]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE) Value Index (Net) is a free-float-adjusted market capitalization weighted index that is designed to measure the equity market performance of value securities within developed equity markets, excluding the United States and Canada. The MSCI EAFE Value Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts represent the composition of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

14	Wells Fargo Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Small Company Growth Fund1

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Peregrine Capital Management, LLC

Portfolio managers

William A. Grierson, CFA®

Daniel J. Hagen, CFA®

James P. Ross, CFA®

Paul E. von Kuster, CFA®

Average annual total returns (%) as of November 30, 20162

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFSAX)	1-30-2004	(3.49)	11.97	6.61	2.40	13.30	7.24	1.34	1.34
Class B (WFSBX)*	1-30-2004	(3.33)	12.21	6.68	1.67	12.46	6.68	2.09	2.09
Class C (WSMCX)	1-30-2004	0.65	12.46	6.46	1.65	12.46	6.46	2.09	2.09
Class R6 (WSCRX)	10-31-2014	–	–	–	2.86	13.84	7.73	0.91	0.90
Administrator Class (NVSCX)	11-11-1994	–	–	–	2.55	13.54	7.50	1.26	1.20
Institutional Class (WSCGX)	3-31-2008	–	–	–	2.79	13.82	7.72	1.01	0.95
Russell 2000® Growth Index[5]	–	–	–	–	4.58	13.38	7.59	–	–
*	At the close of business on December 5, 2016, existing Class B shareholders were converted to Class A shareholders. Effective December 6, 2016, Class B shares are no longer ofference by the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 15.

Performance highlights (unaudited)	Wells Fargo Equity Gateway Funds	15

Wells Fargo Small Company Growth Fund (continued)

Ten largest holdings (%) as of November 30, 2016[6]
SS&C Technologies Holdings Incorporated	1.66
PTC Incorporated	1.60
Microsemi Corporation	1.53
Copart Incorporated	1.44
ICON plc ADR	1.38
Teradyne Incorporated	1.35
IMAX Corporation	1.34
Argo Group International Holdings Limited	1.33
Evercore Partners Incorporated Class A	1.29
Essent Group Limited	1.28

Sector distribution as of November 30, 2016[7]

[1]	The Fund is a gateway feeder fund that invests all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.35% for Class A, 2.10% for Class B, 2.10% for Class C, 0.90% for Class R6, 1.20% for Administrator Class, and 0.95% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Without this cap, the Fund’s returns would have been lower.

[5]	The Russell 2000® Growth Index measures the performance shown of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts represent the sector distribution of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

16	Wells Fargo Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Small Company Value Fund1

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Peregrine Capital Management, LLC

Portfolio managers

Jason R. Ballsrud, CFA®

Tasso H. Coin, Jr., CFA®

Douglas G. Pugh, CFA®

Average annual total returns (%) as of November 30, 20162

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (SCVAX)	1-31-2002	7.05	12.03	4.95	13.58	13.37	5.58	1.48	1.35
Class C (SCVFX)	8-30-2002	11.76	12.51	4.82	12.76	12.51	4.82	2.23	2.10
Class R6 (SCVJX)[5]	10-31-2016	–	–	–	13.98	13.63	5.87	1.05	0.90
Administrator Class (SCVIX)	1-31-2002	–	–	–	13.78	13.59	5.84	1.40	1.20
Institutional Class (SCVNX)	7-30-2010	–	–	–	14.03	13.82	5.98	1.15	1.00
Russell 2000® Value Index[6]	–	–	–	–	19.85	14.50	5.92	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 17.

Performance highlights (unaudited)	Wells Fargo Equity Gateway Funds	17

Wells Fargo Small Company Value Fund (continued)

Ten largest holdings (%) as of November 30, 2016[7]
Lions Gate Entertainment Corporation	1.47
Cirrus Logic Incorporated	1.47
Stifel Financial Corporation	1.37
Veeco Instruments Incorporated	1.30
Independent Bank Group Incorporated	1.30
Renasant Corporation	1.28
Korn/Ferry International	1.22
Western Alliance Bancorp	1.22
Tivo Corporation	1.21
Air Lease Corporation	1.20

Sector distribution as of November 30, 2016[8]

[1]	The Fund is a gateway feeder fund that invests all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through September 30, 2017 (September 30, 2018 for Class R6), to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Without this cap, the Fund’s returns would have been lower.

[5]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 shares expenses. If these expenses had been included, returns would be higher. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

[6]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts represent the sector distribution of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

18	Wells Fargo Equity Gateway Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2016 to November 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo C&B Large Cap Value Fund	Beginning account value 6-1-2016	Ending account value 11-30-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,075.76	$5.97	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%
Class B
Actual	$1,000.00	$1,071.70	$9.84	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%
Class C
Actual	$1,000.00	$1,072.12	$9.84	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%
Class R6
Actual	$1,000.00	$1,077.74	$3.64	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.54	0.70%
Administrator Class
Actual	$1,000.00	$1,076.55	$5.19	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05	1.00%
Institutional Class
Actual	$1,000.00	$1,077.96	$4.16	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.04	0.80%

Please see footnote on page 20.

Fund expenses (unaudited)	Wells Fargo Equity Gateway Funds	19

Wells Fargo Diversified Equity Fund	Beginning account value 6-1-2016	Ending account value 11-30-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,041.39	$6.38	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Class C
Actual	$1,000.00	$1,037.42	$10.19	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.00	$10.08	2.00%
Administrator Class
Actual	$1,000.00	$1,042.73	$5.11	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05	1.00%
Wells Fargo Emerging Growth Fund
Class A
Actual	$1,000.00	$1,138.65	$7.22	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.81	1.35%
Class C
Actual	$1,000.00	$1,135.58	$11.21	2.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.50	$10.58	2.10%
Administrator Class
Actual	$1,000.00	$1,139.63	$6.42	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Institutional Class
Actual	$1,000.00	$1,142.42	$4.82	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55	0.90%
Wells Fargo Index Fund
Class A
Actual	$1,000.00	$1,057.60	$2.31	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	$2.28	0.45%
Class B
Actual	$1,000.00	$1,053.65	$6.16	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Class C
Actual	$1,000.00	$1,053.71	$6.16	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Administrator Class
Actual	$1,000.00	$1,058.74	$1.29	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	$1.26	0.25%
Wells Fargo International Value Fund
Class A
Actual	$1,000.00	$1,012.47	$6.79	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.81	1.35%
Class C
Actual	$1,000.00	$1,008.76	$10.55	2.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.50	$10.58	2.10%
Administrator Class
Actual	$1,000.00	$1,012.39	$6.29	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Institutional Class
Actual	$1,000.00	$1,014.93	$5.04	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05	1.00%

Please see footnote on page 20.

20	Wells Fargo Equity Gateway Funds	Fund expenses (unaudited)

Wells Fargo Small Company Growth Fund	Beginning account value 6-1-2016	Ending account value 11-30-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,107.98	$7.06	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.76	1.34%
Class B
Actual	$1,000.00	$1,103.90	$10.78	2.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.75	$10.33	2.05%
Class C
Actual	$1,000.00	$1,103.76	$10.99	2.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.55	$10.53	2.09%
Class R6
Actual	$1,000.00	$1,110.39	$4.75	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55	0.90%
Administrator Class
Actual	$1,000.00	$1,108.58	$6.33	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Institutional Class
Actual	$1,000.00	$1,109.94	$5.01	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80	0.95%
Wells Fargo Small Company Value Fund
Class A
Actual	$1,000.00	$1,153.39	$7.27	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.81	1.35%
Class C
Actual	$1,000.00	$1,149.39	$11.28	2.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.50	$10.58	2.10%
Class R6
Actual	$1,000.00	$1,155.03	$4.85	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55	0.90%
Administrator Class
Actual	$1,000.00	$1,154.48	$6.46	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Institutional Class
Actual	$1,000.00	$1,155.51	$5.39	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05	1.00%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolios of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	21

C&B LARGE CAP VALUE FUND

Security name	Value

Investment Companies: 102.24%

Affiliated Master Portfolios: 102.24%
Wells Fargo C&B Large Cap Value Portfolio	$304,745,262

Total Investment Companies (Cost $234,987,202)	304,745,262

Total investments in securities (Cost $234,987,202) *	102.24%	304,745,262
Other assets and liabilities, net	(2.24)	(6,688,212)

Total net assets	100.00%	$298,057,050

*	Cost for federal income tax purposes is $242,045,422 and unrealized gains (losses) consists of:
	Gross unrealized gains	$62,699,840
	Gross unrealized losses	0

	Net unrealized gains	$62,699,840

DIVERSIFIED EQUITY FUND

Security name	Value

Investment Companies: 100.20%

Affiliated Master Portfolios: 100.20%
Wells Fargo C&B Large Cap Value Portfolio	$16,602,205
Wells Fargo Diversified Large Cap Growth Portfolio	49,259,692
Wells Fargo Emerging Growth Portfolio	4,956,240
Wells Fargo Index Portfolio	49,742,870
Wells Fargo International Growth Portfolio	14,115,386
Wells Fargo International Value Portfolio	14,595,324
Wells Fargo Large Company Value Portfolio	33,446,061
Wells Fargo Small Company Growth Portfolio	4,967,409
Wells Fargo Small Company Value Portfolio	9,960,812

Total Investment Companies (Cost $151,321,802)	197,645,999

Total investments in securities (Cost $151,321,802) *	100.20%	197,645,999
Other assets and liabilities, net	(0.20)	(396,515)

Total net assets	100.00%	$197,249,484

*	Cost for federal income tax purposes is $159,201,774 and unrealized gains (losses) consists of:
	Gross unrealized gains	$38,444,225
	Gross unrealized losses	0

	Net unrealized gains	$38,444,225

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Equity Gateway Funds	Portfolios of investments—November 30, 2016 (unaudited)

EMERGING GROWTH FUND

Security name	Value

Investment Companies: 100.19%

Affiliated Master Portfolios: 100.19%
Wells Fargo Emerging Growth Portfolio	$725,992,088

Total Investment Companies (Cost $530,430,620)	725,992,088

Total investments in securities (Cost $530,430,620) *	100.19%	725,992,088
Other assets and liabilities, net	(0.19)	(1,404,044)

Total net assets	100.00%	$724,588,044

*	Cost for federal income tax purposes is $534,565,392 and unrealized gains (losses) consists of:
	Gross unrealized gains	$191,426,696
	Gross unrealized losses	0

	Net unrealized gains	$191,426,696

INDEX FUND

Security name	Value

Investment Companies: 102.08%

Affiliated Master Portfolios: 102.08%
Wells Fargo Index Portfolio	$2,124,721,219

Total Investment Companies (Cost $782,040,965)	2,124,721,219

Total investments in securities (Cost $782,040,965) *	102.08%	2,124,721,219
Other assets and liabilities, net	(2.08)	(43,266,481)

Total net assets	100.00%	$2,081,454,738

*	Cost for federal income tax purposes is $827,907,318 and unrealized gains (losses) consists of:
	Gross unrealized gains	$1,296,813,901
	Gross unrealized losses	0

	Net unrealized gains	$1,296,813,901

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	23

INTERNATIONAL VALUE FUND

Security name	Value

Investment Companies: 99.87%

Affiliated Master Portfolios: 99.87%
Wells Fargo International Value Portfolio	$509,621,732

Total Investment Companies (Cost $552,248,832)	509,621,732

Total investments in securities (Cost $552,248,832) *	99.87%	509,621,732
Other assets and liabilities, net	0.13	688,634

Total net assets	100.00%	$510,310,366

*	Cost for federal income tax purposes is $553,185,281 and unrealized gains (losses) consists of:
	Gross unrealized gains	$0
	Gross unrealized losses	(43,563,549)

	Net unrealized losses	$(43,563,549)

SMALL COMPANY GROWTH FUND

Security name	Value

Investment Companies: 99.94%

Affiliated Master Portfolios: 99.94%
Wells Fargo Small Company Growth Portfolio	$1,503,201,711

Total Investment Companies (Cost $1,333,581,821)	1,503,201,711

Total investments in securities (Cost $1,333,581,821) *	99.94%	1,503,201,711
Other assets and liabilities, net	0.06	975,251

Total net assets	100.00%	$1,504,176,962

*	Cost for federal income tax purposes is $1,354,460,536 and unrealized gains (losses) consists of:
	Gross unrealized gains	$148,741,175
	Gross unrealized losses	0

	Net unrealized gains	$148,741,175

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2016 (unaudited)

SMALL COMPANY VALUE FUND

Security name	Value

Investment Companies: 99.90%

Affiliated Master Portfolios: 99.90%
Wells Fargo Small Company Value Portfolio	$130,386,544

Total Investment Companies (Cost $111,805,587)	130,386,544

Total investments in securities (Cost $111,805,587) *	99.90%	130,386,544
Other assets and liabilities, net	0.10	124,904

Total net assets	100.00%	$130,511,448

*	Cost for federal income tax purposes is $116,862,502 and unrealized gains (losses) consists of:
	Gross unrealized gains	$13,524,042
	Gross unrealized losses	0

	Net unrealized gains	$13,524,042

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

26	Wells Fargo Equity Gateway Funds	Statements of assets and liabilities—November 30, 2016 (unaudited)

	C&B Large Cap Value Fund	Diversified Equity Fund

Assets
Investments in affiliated Master Portfolio(s), at value (see cost below)	$304,745,262	$197,645,999
Receivable for Fund shares sold	131,581	54,306
Receivable from manager	14,545	0
Prepaid expenses and other assets	58,035	31,697

Total assets	304,949,423	197,732,002

Liabilities
Payable for Fund shares redeemed	6,806,383	374,782
Management fee payable	0	4,297
Distribution fees payable	4,553	1,557
Administration fees payable	38,053	26,180
Shareholder report expenses payable	4,783	26,431
Shareholder servicing fees payable	23,426	41,473
Accrued expenses and other liabilities	15,175	7,798

Total liabilities	6,892,373	482,518

Total net assets	$298,057,050	$197,249,484

NET ASSETS CONSIST OF
Paid-in capital	$224,809,787	$144,679,935
Undistributed (accumulated) net investment income (loss)	2,072,449	1,184,920
Accumulated net realized gains (losses) on investments	1,416,754	5,060,432
Net unrealized gains (losses) on investments	69,758,060	46,324,197

Total net assets	$298,057,050	$197,249,484

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$89,585,732	$65,764,655
Shares outstanding – Class A1	6,639,726	2,312,903
Net asset value per share – Class A	$13.49	$28.43
Maximum offering price per share – Class A2	$14.31	$30.16
Net assets – Class B	$68,464	N/A
Shares outstanding – Class B1	5,030	N/A
Net asset value per share – Class B	$13.61	N/A
Net assets – Class C	$7,526,272	$2,473,640
Shares outstanding – Class C1	562,636	94,904
Net asset value per share – Class C	$13.38	$26.06
Net assets – Class R6	$26,612	N/A
Shares outstanding – Class R6[1]	1,964	N/A
Net asset value per share – Class R6	$13.55	N/A
Net assets – Administrator Class	$14,947,761	$129,011,189
Shares outstanding – Administrator Class[1]	1,107,142	4,519,005
Net asset value per share – Administrator Class	$13.50	$28.55
Net assets – Institutional Class	$185,902,209	N/A
Shares outstanding – Institutional Class[1]	13,720,792	N/A
Net asset value per share – Institutional Class	$13.55	N/A

Investments in affiliated Master Portfolio(s), at cost	$234,987,202	$151,321,802

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	27

Emerging Growth Fund	Index Fund	International Value Fund	Small Company Growth Fund	Small Company Value Fund

$725,992,088	$2,124,721,219	$509,621,732	$1,503,201,711	$130,386,544
427,191	7,315,032	1,686,324	2,634,740	140,507
30,449	180,046	4,120	0	11,904
37,098	78,046	50,403	176,496	44,959

726,486,826	2,132,294,343	511,362,579	1,506,012,947	130,583,914

1,670,469	50,142,935	963,043	1,525,480	26,808
0	0	0	13,731	0
2,197	51,575	447	14,631	1,204
84,386	274,894	53,422	139,392	14,880
81,527	47,763	17,544	61,143	5,066
39,824	262,963	6,780	53,190	17,710
20,379	59,475	10,977	28,418	6,798

1,898,782	50,839,605	1,052,213	1,835,985	72,466

$724,588,044	$2,081,454,738	$510,310,366	$1,504,176,962	$130,511,448

$476,354,963	$548,419,758	$587,088,048	$1,438,223,610	$183,922,648
(1,368,529)	37,076,785	11,545,605	(2,606,072)	585,481
54,040,142	153,277,941	(45,696,187)	(101,060,466)	(72,577,638)
195,561,468	1,342,680,254	(42,627,100)	169,619,890	18,580,957

$724,588,044	$2,081,454,738	$510,310,366	$1,504,176,962	$130,511,448

$130,402,624	$646,386,322	$49,282,578	$107,931,647	$23,894,805
9,121,781	9,723,801	3,794,971	2,584,746	1,024,860
$14.30	$66.47	$12.99	$41.76	$23.32
$15.17	$70.53	$13.78	$44.31	$24.74
N/A	$612,004	N/A	$9,567	N/A
N/A	9,032	N/A	258	N/A
N/A	$67.76	N/A	$37.08	N/A
$3,623,185	$84,218,865	$719,878	$24,008,474	$2,062,596
275,594	1,266,249	56,823	639,381	98,931
$13.15	$66.51	$12.67	$37.55	$20.85
N/A	N/A	N/A	$324,564,640	$28,075
N/A	N/A	N/A	7,349,303	1,170
N/A	N/A	N/A	$44.16	$24.00
$62,240,558	$1,350,237,547	$4,875,164	$128,312,320	$62,863,260
4,258,437	20,137,043	372,884	2,964,015	2,636,820
$14.62	$67.05	$13.07	$43.29	$23.84
$528,321,677	N/A	$455,432,746	$919,350,314	$41,662,712
35,034,815	N/A	35,260,637	20,836,934	1,736,015
$15.08	N/A	$12.92	$44.12	$24.00

$530,430,620	$782,040,965	$552,248,832	$1,333,581,821	$111,805,587

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Equity Gateway Funds	Statements of operations—six months ended November 30, 2016 (unaudited)

	C&B Large Cap Value Fund	Diversified Equity Fund

Investment income
Dividends allocated from affiliated Master Portfolio(s)*	$2,452,649	$1,803,186
Securities lending income allocated from affiliated Master Portfolio(s)	20,271	39,421
Affiliated income allocated from affiliated Master Portfolio(s)	14,993	5,972
Interest allocated from affiliated Master Portfolio(s)	0	51
Expenses allocated from affiliated Master Portfolio(s)	(941,047)	(650,829)
Waivers allocated from affiliated Master Portfolio(s)	0	45,231

Total investment income	1,546,866	1,243,032

Expenses
Management fee	69,423	312,095
Administration fees
Class A	92,305	70,185
Class B	90	0	[1]
Class C	7,684	2,815
Class R6	1 [2]	N/A
Administrator Class	13,607	90,050
Institutional Class	104,938	N/A
Shareholder servicing fees
Class A	109,887	83,554
Class B	108	0	[1]
Class C	9,148	3,352
Administrator Class	26,167	172,863
Distribution fees
Class B	323	0	[1]
Class C	27,444	10,055
Custody and accounting fees	5,904	4,662
Professional fees	16,463	15,789
Registration fees	33,099	30,984
Shareholder report expenses	13,641	15,507
Trustees’ fees and expenses	6,129	6,509
Interest expense	0	0
Other fees and expenses	6,217	4,689

Total expenses	542,578	823,109
Less: Fee waivers and/or expense reimbursements	(157,350)	(291,484)

Net expenses	385,228	531,625

Net investment income (loss)	1,161,638	711,407

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	7,666,934	7,044,561
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	11,498,744	772,172

Net realized and unrealized gains (losses) on investments	19,165,678	7,816,733

Net increase in net assets resulting from operations	$20,327,316	$8,528,140

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolio(s) in the amount of	$63,272	$49,219

[1]	For the period from June 1, 2016 to June 6, 2016. Class B shares of the Fund were no longer offered to shareholders effective June 7, 2016.

[2]	For the period from October 31, 2016 (commencement of class operations) to November 30, 2016

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	29

Emerging Growth Fund	Index Fund	International Value Fund	Small Company Growth Fund	Small Company Value Fund

$3,259,684	$24,375,899	$6,273,768	$3,335,572	$974,711
614,607	70,898	247,509	1,314,062	37,981
22,483	28,961	2,898	0	0
0	2,147	0	99,169	6,296
(3,106,991)	(1,056,693)	(2,084,516)	(5,290,349)	(516,261)
0	0	0	0	0

789,783	23,421,212	4,439,659	(541,546)	502,727

192,238	545,932	116,502	335,743	30,632

139,454	677,446	8,285	120,531	23,896
N/A	925	N/A	13	N/A
4,149	87,314	800	27,006	2,066
N/A	N/A	N/A	41,339	1 [2]
48,591	945,428	5,278	87,059	40,424
362,330	N/A	292,002	515,400	23,144

166,017	806,483	9,863	143,489	28,447
N/A	1,101	N/A	15	N/A
4,939	103,946	953	32,150	2,460
86,069	721,795	10,151	167,421	77,285

N/A	3,303	N/A	46	N/A
14,818	311,838	2,859	96,451	7,379
15,115	41,642	9,113	25,816	2,899
16,465	15,963	16,928	15,011	13,597
35,583	38,844	26,680	86,746	35,707
56,359	56,225	16,702	122,681	5,552
5,973	2,767	6,024	9,618	14,047
535	552	0	0	0
11,618	16,006	5,131	11,773	4,492

1,160,253	4,377,510	527,271	1,838,308	312,028
(372,047)	(1,659,626)	(254,186)	(285,417)	(102,821)

788,206	2,717,884	273,085	1,552,891	209,207

1,577	20,703,328	4,166,574	(2,094,437)	293,520

70,046,251	113,216,942	(7,898,640)	7,428,083	8,355,823
33,559,591	(10,686,580)	10,554,872	135,143,044	9,141,657

103,605,842	102,530,362	2,656,232	142,571,127	17,497,480

$103,607,419	$123,233,690	$6,822,806	$140,476,690	$17,791,000

$0	$22,964	$773,446	$20,540	$1,204

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	C&B Large Cap Value Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016

Operations
Net investment income		$1,161,638		$2,849,202
Net realized gains on investments		7,666,934		11,830,809
Net change in unrealized gains (losses) on investments		11,498,744		(16,093,129)

Net increase (decrease) in net assets resulting from operations		20,327,316		(1,413,118)

Distributions to shareholders from
Net investment income
Class A		0		(704,407)
Class C		0		(5,711)
Administrator Class		0		(390,601)
Institutional Class		0		(1,708,080)
Net realized gains
Class A		0		(2,768,349)
Class B		0		(4,185)
Class C		0		(226,860)
Administrator Class		0		(1,238,469)
Institutional Class		0		(4,289,359)

Total distributions to shareholders		0		(11,336,021)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	172,911	2,224,197	5,575,994	70,098,722
Class B	0	0	1,293	16,730
Class C	28,700	368,593	62,571	770,614
Class R6	1,964 [1]	25,000 [1]	N/A	N/A
Administrator Class	51,271	658,236	262,362	3,228,873
Institutional Class	5,275,384	69,080,667	4,202,150	52,013,737
Investor Class	N/A	N/A	97,970 [2]	1,221,665 [2]

		72,356,693		127,350,341

Reinvestment of distributions
Class A	0	0	283,128	3,389,659
Class B	0	0	341	4,144
Class C	0	0	18,836	224,790
Administrator Class	0	0	129,270	1,547,567
Institutional Class	0	0	125,571	1,506,294

		0		6,672,454

Payment for shares redeemed
Class A	(578,505)	(7,426,990)	(886,210)	(10,862,850)
Class B	(3,230)	(41,352)	(14,555)	(187,133)
Class C	(49,334)	(633,921)	(86,496)	(1,042,353)
Administrator Class	(794,397)	(10,449,995)	(2,802,823)	(34,387,115)
Institutional Class	(2,180,626)	(28,690,874)	(3,825,560)	(47,032,229)
Investor Class	N/A	N/A	(5,539,205)[2]	(69,791,462)[2]

		(47,243,132)		(163,303,142)

Net increase (decrease) in net assets resulting from capital share transactions		25,113,561		(29,280,347)

Total increase (decrease) in net assets		45,440,877		(42,029,486)

Net assets
Beginning of period		252,616,173		294,645,659

End of period		$298,057,050		$252,616,173

Undistributed net investment income		$2,072,449		$910,811

[1]	For the period from October 31, 2016 (commencement of class operations) to November 30, 2016

[2]	For the period from June 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Equity Gateway Funds	31

	Diversified Equity Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016

Operations
Net investment income		$711,407		$1,685,576
Net realized gains on investments		7,044,561		13,338,712
Net change in unrealized gains (losses) on investments		772,172		(26,151,655)

Net increase (decrease) in net assets resulting from operations		8,528,140		(11,127,367)

Distributions to shareholders from
Net investment income
Class A		0		(221,131)
Administrator Class		0		(839,164)
Net realized gains
Class A		0		(8,544,677)
Class B		0 [1]		(4,748)
Class C		0		(466,528)
Administrator Class		0		(17,061,026)

Total distributions to shareholders		0		(27,137,274)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	12,258	342,939	94,693	2,811,823
Class B	0 [1]	0 [1]	230	6,416
Class C	2,038	51,760	11,634	316,337
Administrator Class	171,607	4,794,999	415,025	11,962,561

		5,189,698		15,097,137

Reinvestment of distributions
Class A	0	0	320,487	8,727,909
Class B	0 [1]	0 [1]	121	2,943
Class C	0	0	17,905	449,232
Administrator Class	0	0	649,470	17,753,217

		0		26,933,301

Payment for shares redeemed
Class A	(175,151)	(4,871,909)	(457,048)	(12,951,934)
Class B	(29)[1]	(717)[1]	(1,838)	(44,756)
Class C	(20,436)	(521,816)	(54,060)	(1,358,279)
Administrator Class	(801,260)	(22,481,467)	(1,073,233)	(31,084,914)

		(27,875,909)		(45,439,883)

Net decrease in net assets resulting from capital share transactions		(22,686,211)		(3,409,445)

Total decrease in net assets		(14,158,071)		(41,674,086)

Net assets
Beginning of period		211,407,555		253,081,641

End of period		$197,249,484		$211,407,555

Undistributed net investment income		$1,184,920		$473,513

[1]	For the period from June 1, 2016 to June 6, 2016. Class B shares of the Fund were no longer offered to shareholders effective June 7, 2016.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	Emerging Growth Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016

Operations
Net investment income (loss)		$1,577		$(5,604,076)
Net realized gains on investments		70,046,251		16,759,240
Net change in unrealized gains (losses) on investments		33,559,591		(161,957,206)

Net increase (decrease) in net assets resulting from operations		103,607,419		(150,802,042)

Distributions to shareholders from
Net realized gains
Class A		0		(17,578,574)
Class C		0		(550,009)
Administrator Class		0		(13,726,906)
Institutional Class		0		(69,855,887)

Total distributions to shareholders		0		(101,711,376)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	116,918	1,583,027	3,191,945	46,782,655
Class C	497	6,317	10,483	144,504
Administrator Class	340,601	4,711,274	2,336,832	33,830,513
Institutional Class	5,365,370	76,504,121	11,852,732	173,650,959
Investor Class	N/A	N/A	89,491 [1]	1,444,439 [1]

		82,804,739		255,853,070

Reinvestment of distributions
Class A	0	0	1,300,151	17,174,997
Class C	0	0	41,108	503,162
Administrator Class	0	0	810,410	10,932,427
Institutional Class	0	0	4,771,143	66,223,470

		0		94,834,056

Payment for shares redeemed
Class A	(1,130,869)	(15,503,981)	(2,239,881)	(30,073,121)
Class C	(54,330)	(689,657)	(47,632)	(594,685)
Administrator Class	(3,867,525)	(52,909,110)	(4,765,394)	(70,399,879)
Institutional Class	(14,550,149)	(207,324,993)	(14,016,874)	(206,834,361)
Investor Class	N/A	N/A	(2,736,791)[1]	(40,078,310)[1]

		(276,427,741)		(347,980,356)

Net increase (decrease) in net assets resulting from capital share transactions		(193,623,002)		2,706,770

Total decrease in net assets		(90,015,583)		(249,806,648)

Net assets
Beginning of period		814,603,627		1,064,410,275

End of period		$724,588,044		$814,603,627

Accumulated net investment loss		$(1,368,529)		$(1,370,106)

[1]	For the period from June 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Equity Gateway Funds	33

	Index Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016

Operations
Net investment income		$20,703,328		$43,842,849
Net realized gains on investments		113,216,942		145,902,899
Net change in unrealized gains (losses) on investments		(10,686,580)		(169,888,364)

Net increase in net assets resulting from operations		123,233,690		19,857,384

Distributions to shareholders from
Net investment income
Class A		0		(11,172,028)
Class B		0		(6,396)
Class C		0		(728,373)
Administrator Class		0		(31,972,442)
Net realized gains
Class A		0		(39,384,515)
Class B		0		(83,225)
Class C		0		(4,840,929)
Administrator Class		0		(97,917,183)

Total distributions to shareholders		0		(186,105,091)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	290,278	18,727,409	3,880,729	256,525,864
Class B	304	20,030	149	8,695
Class C	124,392	8,014,912	135,073	8,323,805
Administrator Class	1,491,699	97,243,172	3,967,724	247,773,885
Investor Class	N/A	N/A	142,837 [1]	9,251,027 [1]

		124,005,523		521,883,276

Reinvestment of distributions
Class A	0	0	806,782	49,545,858
Class B	0	0	1,408	88,216
Class C	0	0	52,914	3,262,843
Administrator Class	0	0	2,060,178	127,480,756

		0		180,377,673

Payment for shares redeemed
Class A	(741,937)	(47,911,390)	(1,123,946)	(69,747,531)
Class B	(7,930)	(522,329)	(15,549)	(1,010,540)
Class C	(123,364)	(7,974,192)	(162,173)	(10,047,846)
Administrator Class	(5,076,178)	(332,077,663)	(9,338,168)	(589,128,029)
Investor Class	N/A	N/A	(3,630,262)[1]	(242,534,900)[1]

		(388,485,574)		(912,468,846)

Net decrease in net assets resulting from capital share transactions		(264,480,051)		(210,207,897)

Total decrease in net assets		(141,246,361)		(376,455,604)

Net assets
Beginning of period		2,222,701,099		2,599,156,703

End of period		$2,081,454,738		$2,222,701,099

Undistributed net investment income		$37,076,785		$16,373,457

[1]	For the period from June 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	International Value Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016

Operations
Net investment income		$4,166,574		$10,753,007
Net realized losses on investments		(7,898,640)		(1,414,408)
Net change in unrealized gains (losses) on investments		10,554,872		(68,327,246)

Net increase (decrease) in net assets resulting from operations		6,822,806		(58,988,647)

Distributions to shareholders from
Net investment income
Class A		0		(74,978)
Class C		0		(6,472)
Institutional Class		0		(8,593,037)

Total distributions to shareholders		0		(8,674,487)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,656,559	47,459,272	137,751	1,746,788
Class C	1,032	12,701	26,626	345,603
Administrator Class	25,392	317,550	1,268,931	18,094,801
Institutional Class	4,213,241	53,696,317	38,985,756	524,060,776

		101,485,840		544,247,968

Reinvestment of distributions
Class A	0	0	5,589	73,109
Class C	0	0	454	5,827
Institutional Class	0	0	662,612	8,587,447

		0		8,666,383

Payment for shares redeemed
Class A	(249,913)	(3,226,710)	(143,571)	(1,876,076)
Class B	N/A	N/A	(134)[1]	(1,823)[1]
Class C	(6,550)	(82,817)	(28,008)	(352,174)
Administrator Class	(572,458)	(7,400,090)	(33,457,218)	(455,926,251)
Institutional Class	(4,780,493)	(61,165,228)	(4,077,552)	(51,283,434)

		(71,874,845)		(509,439,758)

Net increase in net assets resulting from capital share transactions		29,610,995		43,474,593

Total increase (decrease) in net assets		36,433,801		(24,188,541)

Net assets
Beginning of period		473,876,565		498,065,106

End of period		$510,310,366		$473,876,565

Undistributed net investment income		$11,545,605		$7,379,031

[1]	For the period from June 1, 2015 to December 8, 2015. Class B shares of the Fund were no longer offered to shareholders effective December 9, 2015.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Equity Gateway Funds	35

	Small Company Growth Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016

Operations
Net investment loss		$(2,094,437)		$(2,929,297)
Net realized gains (losses) on investments		7,428,083		(96,538,450)
Net change in unrealized gains (losses) on investments		135,143,044		(52,968,762)

Net increase (decrease) in net assets resulting from operations		140,476,690		(152,436,509)

Distributions to shareholders from
Net realized gains
Class A		0		(959,782)
Class B		0		(390)
Class C		0		(215,622)
Class R6		0		(879,243)
Administrator Class		0		(1,038,580)
Institutional Class		0		(4,261,265)

Total distributions to shareholders		0		(7,354,882)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	253,063	10,057,268	2,891,844	116,614,639
Class B	0	0	550	20,540
Class C	31,160	1,122,067	578,225	21,398,369
Class R6	2,355,487	99,305,608	6,430,379	268,578,557
Administrator Class	264,183	10,864,026	1,812,201	76,404,712
Institutional Class	7,246,093	302,886,240	13,905,905	582,506,295

		424,235,209		1,065,523,112

Reinvestment of distributions
Class A	0	0	23,512	924,981
Class B	0	0	10	368
Class C	0	0	4,971	177,103
Class R6	0	0	20,281	840,043
Administrator Class	0	0	25,417	1,035,227
Institutional Class	0	0	79,935	3,310,125

		0		6,287,847

Payment for shares redeemed
Class A	(1,082,459)	(42,524,662)	(1,436,430)	(53,673,216)
Class B	(250)	(9,049)	(1,960)	(71,547)
Class C	(183,859)	(6,609,966)	(221,799)	(7,390,685)
Class R6	(773,797)	(32,599,381)	(696,900)	(27,316,064)
Administrator Class	(632,291)	(26,407,634)	(2,556,843)	(105,996,475)
Institutional Class	(3,485,327)	(146,215,084)	(6,761,785)	(270,191,008)

		(254,365,776)		(464,638,995)

Net increase in net assets resulting from capital share transactions		169,869,433		607,171,964

Total increase in net assets		310,346,123		447,380,573

Net assets
Beginning of period		1,193,830,839		746,450,266

End of period		$1,504,176,962		$1,193,830,839

Accumulated net investment loss		$(2,606,072)		$(511,635)

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	Small Company Value Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016

Operations
Net investment income		$293,520		$281,447
Net realized gains on investments		8,355,823		5,081,876
Net change in unrealized gains (losses) on investments		9,141,657		(11,987,449)

Net increase (decrease) in net assets resulting from operations		17,791,000		(6,624,126)

Distributions to shareholders from
Net investment income
Class A		0		(30,336)
Administrator Class		0		(230,332)
Institutional Class		0		(170,512)

Total distributions to shareholders		0		(431,180)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	109,572	2,345,401	184,247	3,586,453
Class B	N/A	N/A	708 [1]	13,845 [1]
Class C	2,315	45,359	18,509	342,862
Class R6	1,170 [2]	25,000 [2]	N/A	N/A
Administrator Class	167,059	3,606,623	473,663	9,486,626
Institutional Class	646,973	14,145,454	1,003,324	20,946,201

		20,167,837		34,375,987

Reinvestment of distributions
Class A	0	0	1,492	28,226
Administrator Class	0	0	11,843	228,808
Institutional Class	0	0	8,652	167,939

		0		424,973

Payment for shares redeemed
Class A	(229,937)	(4,787,951)	(270,420)	(5,299,278)
Class B	N/A	N/A	(1,264)[1]	(21,882)[1]
Class C	(13,809)	(261,114)	(42,627)	(755,968)
Administrator Class	(629,799)	(13,635,965)	(630,158)	(12,681,576)
Institutional Class	(440,323)	(9,708,235)	(247,681)	(4,876,787)

		(28,393,265)		(23,635,491)

Net increase (decrease) in net assets resulting from capital share transactions		(8,225,428)		11,165,469

Total increase in net assets		9,565,572		4,110,163

Net assets
Beginning of period		120,945,876		116,835,713

End of period		$130,511,448		$120,945,876

Undistributed net investment income		$585,481		$291,961

[1]	For the period from June 1, 2015 to January 7, 2016. Class B shares of the Fund were no longer offered to shareholders effective January 8, 2016.

[2]	For the period from October 31, 2016 (commencement of class operations) to November 30, 2016

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

38	Wells Fargo Equity Gateway Funds	Financial highlights

C&B Large Cap Value Fund	Beginning net asset value per share	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2016 (unaudited)	$12.55	0.04		0.90	0.00	0.00	$13.49
Year ended May 31, 2016	$13.07	0.11	[4]	(0.14)	(0.10)	(0.39)	$12.55
Year ended May 31, 2015	$11.99	0.10		1.07	(0.09)	0.00	$13.07
Year ended May 31, 2014	$10.32	0.09		1.68	(0.10)	0.00	$11.99
Year ended May 31, 2013	$8.13	0.12		2.20	(0.13)	0.00	$10.32
Year ended May 31, 2012	$8.70	0.12		(0.58)	(0.11)	0.00	$8.13
Class B
Six months ended November 30, 2016 (unaudited)	$12.70	(0.01)[4]		0.92	0.00	0.00	$13.61
Year ended May 31, 2016	$13.22	0.01	[4]	(0.14)	0.00	(0.39)	$12.70
Year ended May 31, 2015	$12.14	(0.01)[4]		1.09	0.00	0.00	$13.22
Year ended May 31, 2014	$10.43	0.02	[4]	1.69	0.00	0.00	$12.14
Year ended May 31, 2013	$8.16	0.05	[4]	2.22	0.00	0.00	$10.43
Year ended May 31, 2012	$8.68	0.05	[4]	(0.56)	(0.01)	0.00	$8.16
Class C
Six months ended November 30, 2016 (unaudited)	$12.48	(0.01)		0.91	0.00	0.00	$13.38
Year ended May 31, 2016	$13.01	0.01		(0.14)	(0.01)	(0.39)	$12.48
Year ended May 31, 2015	$11.95	(0.00)[5]		1.07	(0.01)	0.00	$13.01
Year ended May 31, 2014	$10.29	0.01		1.67	(0.02)	0.00	$11.95
Year ended May 31, 2013	$8.11	0.04		2.20	(0.06)	0.00	$10.29
Year ended May 31, 2012	$8.66	0.05		(0.56)	(0.04)	0.00	$8.11
Class R6
Period ended November 30, 2016 (unaudited)[6]	$12.73	0.02		0.80	0.00	0.00	$13.55
Administrator Class
Six months ended November 30, 2016 (unaudited)	$12.54	0.05	[4]	0.91	0.00	0.00	$13.50
Year ended May 31, 2016	$13.07	0.13	[4]	(0.15)	(0.12)	(0.39)	$12.54
Year ended May 31, 2015	$12.00	0.13		1.06	(0.12)	0.00	$13.07
Year ended May 31, 2014	$10.32	0.12	[4]	1.68	(0.12)	0.00	$12.00
Year ended May 31, 2013	$8.13	0.13	[4]	2.21	(0.15)	0.00	$10.32
Year ended May 31, 2012	$8.69	0.13	[4]	(0.56)	(0.13)	0.00	$8.13
Institutional Class
Six months ended November 30, 2016 (unaudited)	$12.58	0.07		0.90	0.00	0.00	$13.55
Year ended May 31, 2016	$13.11	0.16		(0.14)	(0.16)	(0.39)	$12.58
Year ended May 31, 2015	$12.03	0.15		1.08	(0.15)	0.00	$13.11
Year ended May 31, 2014	$10.35	0.14		1.69	(0.15)	0.00	$12.03
Year ended May 31, 2013	$8.16	0.17		2.19	(0.17)	0.00	$10.35
Year ended May 31, 2012	$8.73	0.14		(0.56)	(0.15)	0.00	$8.16

[1]	Ratios include net expenses allocated from the affiliated Master Portfolio.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	Amount is less than $0.005.

[6]	For the period from October 31, 2016 (commencement of class operations) to November 30, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Equity Gateway Funds	39

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

0.65%	1.25%	1.15%	7.58%	32%	$89,586
0.89%	1.25%	1.15%	(0.08)%	29%	$88,387
0.73%	1.29%	1.15%	9.78%	35%	$27,085
0.86%	1.31%	1.15%	17.25%	22%	$29,537
1.25%	1.30%	1.15%	28.82%	18%	$23,571
1.33%	1.30%	1.15%	(5.23)%	21%	$21,380

(0.11)%	1.99%	1.90%	7.17%	32%	$68
0.08%	2.00%	1.90%	(0.81)%	29%	$105
(0.04)%	2.04%	1.90%	8.90%	35%	$280
0.17%	2.06%	1.90%	16.40%	22%	$469
0.57%	2.03%	1.89%	27.82%	18%	$1,167
0.61%	2.05%	1.90%	(5.84)%	21%	$2,418

(0.10)%	2.00%	1.90%	7.21%	32%	$7,526
0.11%	2.00%	1.90%	(0.82)%	29%	$7,282
(0.02)%	2.04%	1.90%	8.93%	35%	$7,654
0.11%	2.06%	1.90%	16.39%	22%	$7,262
0.51%	2.05%	1.90%	27.76%	18%	$5,818
0.58%	2.05%	1.90%	(5.81)%	21%	$5,524

1.60%	0.80%	0.70%	6.44%	32%	$27

0.80%	1.17%	1.00%	7.66%	32%	$14,948
1.03%	1.16%	0.98%	0.11%	29%	$23,210
0.92%	1.13%	0.95%	9.93%	35%	$55,705
1.08%	1.14%	0.95%	17.49%	22%	$53,884
1.48%	1.13%	0.95%	29.09%	18%	$70,727
1.54%	1.13%	0.95%	(4.90)%	21%	$81,999

0.99%	0.92%	0.80%	7.80%	32%	$185,902
1.25%	0.92%	0.77%	0.33%	29%	$133,632
1.18%	0.86%	0.70%	10.15%	35%	$132,768
1.34%	0.88%	0.70%	17.86%	22%	$104,758
1.68%	0.87%	0.70%	29.32%	18%	$130,015
1.78%	0.87%	0.70%	(4.72)%	21%	$96,653

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Equity Gateway Funds	Financial highlights

Diversified Equity Fund	Beginning net asset value per share	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2016 (unaudited)	$27.30	0.07	[4]	1.06	0.00	0.00	$28.43
Year ended May 31, 2016	$32.37	0.16		(1.55)	(0.08)	(3.60)	$27.30
Year ended May 31, 2015	$32.78	0.14		2.79	(0.15)	(3.19)	$32.37
Year ended May 31, 2014	$30.65	0.16		5.48	(0.17)	(3.34)	$32.78
Year ended May 31, 2013	$26.08	0.23	[4]	6.14	(0.24)	(1.56)	$30.65
Year ended May 31, 2012	$29.71	0.15		(2.01)	(0.18)	(1.59)	$26.08
Class C
Six months ended November 30, 2016 (unaudited)	$25.12	(0.03)[4]		0.97	0.00	0.00	$26.06
Year ended May 31, 2016	$30.22	(0.05)[4]		(1.45)	0.00	(3.60)	$25.12
Year ended May 31, 2015	$30.88	(0.12)		2.65	0.00	(3.19)	$30.22
Year ended May 31, 2014	$29.13	(0.08)[4]		5.18	(0.01)	(3.34)	$30.88
Year ended May 31, 2013	$24.88	0.02	[4]	5.84	(0.05)	(1.56)	$29.13
Year ended May 31, 2012	$28.43	(0.59)[4]		(1.37)	0.00	(1.59)	$24.88
Administrator Class
Six months ended November 30, 2016 (unaudited)	$27.38	0.11	[4]	1.06	0.00	0.00	$28.55
Year ended May 31, 2016	$32.45	0.24		(1.55)	(0.16)	(3.60)	$27.38
Year ended May 31, 2015	$32.84	0.22	[4]	2.81	(0.23)	(3.19)	$32.45
Year ended May 31, 2014	$30.70	0.23	[4]	5.49	(0.24)	(3.34)	$32.84
Year ended May 31, 2013	$26.12	0.30	[4]	6.15	(0.31)	(1.56)	$30.70
Year ended May 31, 2012	$29.78	0.33		(2.13)	(0.27)	(1.59)	$26.12

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended November 30, 2016 (unaudited)	Year ended May 31
		2016	2015	2014	2013	2012
Class A	0.58%	0.59%	0.59%	0.58%	0.57%	0.56%
Class C	0.58	0.59	0.59	0.58	0.57	0.56
Administrator Class	0.58	0.59	0.59	0.58	0.57	0.56

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Equity Gateway Funds	41

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

0.53%	1.42%	1.25%	4.14%	29%	$65,765
0.60%	1.41%	1.25%	(4.24)%	39%	$67,597
0.44%	1.44%	1.25%	9.39%	38%	$81,502
0.48%	1.43%	1.25%	19.10%	37%	$82,186
0.81%	1.43%	1.25%	25.42%	44%	$75,640
0.74%	1.41%	1.25%	(5.91)%	57%	$75,751

(0.23)%	2.17%	2.00%	3.74%	29%	$2,474
(0.17)%	2.16%	2.00%	(4.96)%	39%	$2,846
(0.31)%	2.19%	2.00%	8.58%	38%	$4,165
(0.25)%	2.19%	2.00%	18.23%	37%	$4,292
0.07%	2.18%	2.00%	24.50%	44%	$2,667
(0.02)%	2.16%	2.00%	(6.62)%	57%	$2,499

0.78%	1.34%	1.00%	4.27%	29%	$129,011
0.85%	1.33%	1.00%	(3.98)%	39%	$140,963
0.67%	1.28%	1.00%	9.65%	38%	$167,371
0.71%	1.27%	1.00%	19.40%	37%	$225,584
1.06%	1.27%	1.00%	25.75%	44%	$290,011
0.99%	1.25%	1.00%	(5.67)%	57%	$293,895

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Equity Gateway Funds	Financial highlights

Emerging Growth Fund	Beginning net asset value per share	Net investment Income (loss)	Net realized and unrealized gains (losses) on investments	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2016 (unaudited)	$12.55	(0.05)	1.80	0.00	$14.30
Year ended May 31, 2016	$16.70	(0.13)[4]	(2.28)	(1.74)	$12.55
Year ended May 31, 2015	$14.61	(0.22)	3.51	(1.20)	$16.70
Year ended May 31, 2014	$14.10	(0.19)	1.88	(1.18)	$14.61
Year ended May 31, 2013	$12.44	(0.15)	2.49	(0.68)	$14.10
Year ended May 31, 2012	$13.12	(0.14)[4]	(0.54)	0.00	$12.44
Class C
Six months ended November 30, 2016 (unaudited)	$11.58	(0.07)[4]	1.64	0.00	$13.15
Year ended May 31, 2016	$15.67	(0.21)	(2.14)	(1.74)	$11.58
Year ended May 31, 2015	$13.88	(0.33)	3.32	(1.20)	$15.67
Year ended May 31, 2014	$13.55	(0.32)	1.83	(1.18)	$13.88
Year ended May 31, 2013	$12.06	(0.27)	2.44	(0.68)	$13.55
Year ended May 31, 2012	$12.81	(0.23)[4]	(0.52)	0.00	$12.06
Administrator Class
Six months ended November 30, 2016 (unaudited)	$12.82	(0.01)[4]	1.81	0.00	$14.62
Year ended May 31, 2016	$17.00	(0.12)[4]	(2.32)	(1.74)	$12.82
Year ended May 31, 2015	$14.83	(0.16)[4]	3.53	(1.20)	$17.00
Year ended May 31, 2014	$14.28	(0.17)[4]	1.90	(1.18)	$14.83
Year ended May 31, 2013	$12.56	(0.12)	2.52	(0.68)	$14.28
Year ended May 31, 2012	$13.22	(0.12)[4]	(0.54)	0.00	$12.56
Institutional Class
Six months ended November 30, 2016 (unaudited)	$13.20	0.03	1.85	0.00	$15.08
Year ended May 31, 2016	$17.40	(0.07)	(2.39)	(1.74)	$13.20
Year ended May 31, 2015	$15.11	(0.12)	3.61	(1.20)	$17.40
Year ended May 31, 2014	$14.49	(0.11)	1.91	(1.18)	$15.11
Year ended May 31, 2013	$12.70	(0.08)	2.55	(0.68)	$14.49
Year ended May 31, 2012	$13.33	(0.08)[4]	(0.55)	0.00	$12.70

[1]	Ratios include net expenses allocated from the affiliated Master Portfolio.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Equity Gateway Funds	43

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

(0.37)%	1.36%	1.35%	13.86%	50%	$130,403
(0.92)%	1.35%	1.35%	(14.94)%	68%	$127,154
(1.20)%	1.39%	1.37%	23.32%	56%	$131,638
(1.20)%	1.39%	1.37%	11.30%	63%	$130,403
(1.04)%	1.40%	1.37%	19.89%	65%	$125,070
(1.13)%	1.41%	1.37%	(5.18)%	75%	$125,113

(1.13)%	2.10%	2.10%	13.56%	50%	$3,623
(1.70)%	2.10%	2.10%	(15.59)%	68%	$3,815
(1.95)%	2.14%	2.12%	22.35%	56%	$5,101
(1.95)%	2.14%	2.12%	10.40%	63%	$4,816
(1.79)%	2.15%	2.12%	19.09%	65%	$4,878
(1.89)%	2.17%	2.12%	(5.85)%	75%	$5,114

(0.15)%	1.25%	1.20%	13.96%	50%	$62,241
(0.80)%	1.23%	1.20%	(14.80)%	68%	$99,792
(1.03)%	1.21%	1.20%	23.45%	56%	$159,813
(1.03)%	1.22%	1.20%	11.45%	63%	$190,126
(0.87)%	1.23%	1.20%	20.19%	65%	$200,140
(0.95)%	1.22%	1.19%	(4.99)%	75%	$185,744

0.12%	1.02%	0.90%	14.24%	50%	$528,322
(0.50)%	1.01%	0.90%	(14.62)%	68%	$583,843
(0.73)%	0.96%	0.90%	23.89%	56%	$723,946
(0.73)%	0.96%	0.90%	11.77%	63%	$650,650
(0.57)%	0.97%	0.90%	20.52%	65%	$578,841
(0.67)%	0.98%	0.90%	(4.73)%	75%	$526,865

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Equity Gateway Funds	Financial highlights

Index Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2016 (unaudited)	$62.85	0.60		3.02	0.00	0.00	$66.47
Year ended May 31, 2016	$67.32	0.81		(0.17)	(1.08)	(4.03)	$62.85
Year ended May 31, 2015	$62.14	1.00		5.91	(0.96)	(0.77)	$67.32
Year ended May 31, 2014	$54.00	0.90		9.59	(0.85)	(1.50)	$62.14
Year ended May 31, 2013	$44.25	0.86		10.66	(0.83)	(0.94)	$54.00
Year ended May 31, 2012	$47.17	0.73		(1.35)	(0.65)	(1.65)	$44.25
Class B
Six months ended November 30, 2016 (unaudited)	$64.31	0.33	[4]	3.12	0.00	0.00	$67.76
Year ended May 31, 2016	$68.44	0.61	[4]	(0.42)	(0.29)	(4.03)	$64.31
Year ended May 31, 2015	$62.99	0.49	[4]	6.02	(0.29)	(0.77)	$68.44
Year ended May 31, 2014	$54.57	0.45	[4]	9.70	(0.23)	(1.50)	$62.99
Year ended May 31, 2013	$44.53	0.47	[4]	10.78	(0.27)	(0.94)	$54.57
Year ended May 31, 2012	$47.23	0.38	[4]	(1.29)	(0.14)	(1.65)	$44.53
Class C
Six months ended November 30, 2016 (unaudited)	$63.12	0.34		3.05	0.00	0.00	$66.51
Year ended May 31, 2016	$67.55	0.62	[4]	(0.45)	(0.57)	(4.03)	$63.12
Year ended May 31, 2015	$62.37	0.50		5.94	(0.49)	(0.77)	$67.55
Year ended May 31, 2014	$54.22	0.47		9.62	(0.44)	(1.50)	$62.37
Year ended May 31, 2013	$44.41	0.48	[4]	10.71	(0.44)	(0.94)	$54.22
Year ended May 31, 2012	$47.27	0.39	[4]	(1.31)	(0.29)	(1.65)	$44.41
Administrator Class
Six months ended November 30, 2016 (unaudited)	$63.33	0.82		2.90	0.00	0.00	$67.05
Year ended May 31, 2016	$67.80	1.31		(0.51)	(1.24)	(4.03)	$63.33
Year ended May 31, 2015	$62.56	1.27		5.90	(1.16)	(0.77)	$67.80
Year ended May 31, 2014	$54.34	1.08		9.66	(1.02)	(1.50)	$62.56
Year ended May 31, 2013	$44.52	1.02		10.71	(0.97)	(0.94)	$54.34
Year ended May 31, 2012	$47.45	0.83		(1.32)	(0.79)	(1.65)	$44.52

[1]	Ratios include net expenses allocated from the affiliated Master Portfolio.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Equity Gateway Funds	45

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.80%	0.62%	0.45%	5.76%	5%	$646,386
1.78%	0.63%	0.48%	1.24%	4%	$639,496
1.50%	0.68%	0.56%	11.21%	4%	$445,088
1.53%	0.67%	0.56%	19.77%	5%	$432,448
1.72%	0.67%	0.56%	26.63%	4%	$407,533
1.63%	0.68%	0.56%	(0.95)%	9%	$347,412

0.99%	1.37%	1.20%	5.36%	5%	$612
0.95%	1.39%	1.25%	0.48%	4%	$1,071
0.74%	1.43%	1.31%	10.39%	4%	$2,098
0.77%	1.42%	1.31%	18.86%	5%	$3,412
0.95%	1.42%	1.31%	25.66%	4%	$5,453
0.85%	1.43%	1.31%	(1.68)%	9%	$8,869

1.05%	1.37%	1.20%	5.37%	5%	$84,219
0.99%	1.38%	1.24%	0.48%	4%	$79,858
0.75%	1.43%	1.31%	10.38%	4%	$83,718
0.78%	1.42%	1.31%	18.89%	5%	$78,118
0.97%	1.42%	1.31%	25.67%	4%	$70,322
0.87%	1.43%	1.31%	(1.67)%	9%	$65,245

1.99%	0.39%	0.25%	5.87%	5%	$1,350,238
1.97%	0.40%	0.25%	1.49%	4%	$1,502,276
1.81%	0.37%	0.25%	11.56%	4%	$1,832,814
1.84%	0.36%	0.25%	20.13%	5%	$1,984,845
2.03%	0.36%	0.25%	27.02%	4%	$1,832,524
1.94%	0.37%	0.25%	(0.63)%	9%	$1,682,905

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Equity Gateway Funds	Financial highlights

International Value Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2016 (unaudited)	$12.83	0.04	[4]	0.12	0.00	$12.99
Year ended May 31, 2016	$14.85	0.26		(2.08)	(0.20)	$12.83
Year ended May 31, 2015	$15.45	0.26	[4]	(0.53)	(0.33)	$14.85
Year ended May 31, 2014	$13.40	0.36		1.97	(0.28)	$15.45
Year ended May 31, 2013	$10.64	0.31		2.71	(0.26)	$13.40
Year ended May 31, 2012	$14.03	0.34		(3.36)	(0.37)	$10.64
Class C
Six months ended November 30, 2016 (unaudited)	$12.56	0.05	[4]	0.06	0.00	$12.67
Year ended May 31, 2016	$14.54	0.17		(2.05)	(0.10)	$12.56
Year ended May 31, 2015	$15.16	0.13		(0.51)	(0.24)	$14.54
Year ended May 31, 2014	$13.18	0.19		2.00	(0.21)	$15.16
Year ended May 31, 2013	$10.47	0.19		2.70	(0.18)	$13.18
Year ended May 31, 2012	$13.79	0.23	[4]	(3.28)	(0.27)	$10.47
Administrator Class
Six months ended November 30, 2016 (unaudited)	$12.91	0.10	[4]	0.06	0.00	$13.07
Year ended May 31, 2016	$14.73	0.14	[4]	(1.96)	0.00	$12.91
Year ended May 31, 2015	$15.35	0.28		(0.52)	(0.38)	$14.73
Year ended May 31, 2014	$13.31	0.38		1.98	(0.32)	$15.35
Year ended May 31, 2013	$10.57	0.33	[4]	2.70	(0.29)	$13.31
Year ended May 31, 2012	$13.95	0.35		(3.33)	(0.40)	$10.57
Institutional Class
Six months ended November 30, 2016 (unaudited)	$12.73	0.12		0.07	0.00	$12.92
Year ended May 31, 2016	$14.75	0.36		(2.12)	(0.26)	$12.73
Year ended May 31, 2015	$15.38	0.29		(0.51)	(0.41)	$14.75
Year ended May 31, 2014	$13.34	0.41		1.98	(0.35)	$15.38
Year ended May 31, 2013	$10.58	0.35		2.73	(0.32)	$13.34
Year ended May 31, 2012	$13.98	0.36		(3.33)	(0.43)	$10.58

[1]	Ratios include net expenses allocated from the affiliated Master Portfolio.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Equity Gateway Funds	47

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

0.63%	1.41%	1.35%	1.25%	15%	$49,283
1.98%	1.46%	1.39%	(12.31)%	14%	$4,981
1.80%	1.50%	1.49%	(1.55)%	18%	$5,768
2.45%	1.51%	1.50%	17.48%	11%	$6,725
2.35%	1.51%	1.50%	28.58%	16%	$5,922
2.81%	1.46%	1.46%	(21.53)%	9%	$4,742

0.73%	2.19%	2.10%	0.88%	15%	$720
1.25%	2.21%	2.14%	(12.95)%	14%	$783
1.07%	2.25%	2.24%	(2.37)%	18%	$920
1.88%	2.26%	2.25%	16.64%	11%	$920
1.67%	2.26%	2.25%	27.67%	16%	$595
1.96%	2.21%	2.21%	(22.14)%	9%	$441

1.61%	1.36%	1.25%	1.24%	15%	$4,875
0.99%	1.36%	1.25%	(12.36)%	14%	$11,873
2.12%	1.34%	1.25%	(1.35)%	18%	$487,582
2.76%	1.34%	1.25%	17.81%	11%	$459,415
2.67%	1.34%	1.25%	28.90%	16%	$372,187
3.04%	1.29%	1.25%	(21.37)%	9%	$259,969

1.81%	1.11%	1.00%	1.49%	15%	$455,433
2.81%	1.13%	1.01%	(11.98)%	14%	$456,239
2.42%	1.07%	1.05%	(1.19)%	18%	$3,793
2.91%	1.08%	1.05%	18.07%	11%	$2,359
2.81%	1.08%	1.05%	29.20%	16%	$1,941
3.20%	1.03%	1.03%	(21.26)%	9%	$1,505

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Equity Gateway Funds	Financial highlights

Small Company Growth Fund	Beginning net asset value per share	Net investment loss	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2016 (unaudited)	$37.69	(0.13)[4]	4.20	0.00	0.00	$41.76
Year ended May 31, 2016	$44.23	(0.22)[4]	(6.05)	0.00	(0.27)	$37.69
Year ended May 31, 2015	$39.44	(0.37)[4]	7.08	0.00	(1.92)	$44.23
Year ended May 31, 2014	$34.23	(0.37)[4]	7.98	0.00	(2.40)	$39.44
Year ended May 31, 2013	$26.21	(0.15)	8.17	0.00	0.00	$34.23
Year ended May 31, 2012	$29.53	(0.18)[4]	(3.14)	0.00	0.00	$26.21
Class B
Six months ended November 30, 2016 (unaudited)	$33.59	(0.25)[4]	3.74	0.00	0.00	$37.08
Year ended May 31, 2016	$39.74	(0.50)[4]	(5.38)	0.00	(0.27)	$33.59
Year ended May 31, 2015	$35.88	(0.62)[4]	6.40	0.00	(1.92)	$39.74
Year ended May 31, 2014	$31.55	(0.60)[4]	7.33	0.00	(2.40)	$35.88
Year ended May 31, 2013	$24.35	(0.36)[4]	7.56	0.00	0.00	$31.55
Year ended May 31, 2012	$27.63	(0.37)[4]	(2.91)	0.00	0.00	$24.35
Class C
Six months ended November 30, 2016 (unaudited)	$34.02	(0.25)[4]	3.78	0.00	0.00	$37.55
Year ended May 31, 2016	$40.25	(0.46)[4]	(5.50)	0.00	(0.27)	$34.02
Year ended May 31, 2015	$36.32	(0.63)[4]	6.48	0.00	(1.92)	$40.25
Year ended May 31, 2014	$31.91	(0.62)[4]	7.43	0.00	(2.40)	$36.32
Year ended May 31, 2013	$24.62	(0.37)[4]	7.66	0.00	0.00	$31.91
Year ended May 31, 2012	$27.95	(0.36)[4]	(2.97)	0.00	0.00	$24.62
Class R6
Six months ended November 30, 2016 (unaudited)	$39.77	(0.05)	4.44	0.00	0.00	$44.16
Year ended May 31, 2016	$46.45	(0.03)	(6.38)	0.00	(0.27)	$39.77
Year ended May 31, 2015[5]	$42.98	(0.09)[4]	5.48	0.00	(1.92)	$46.45
Administrator Class
Six months ended November 30, 2016 (unaudited)	$39.05	(0.10)[4]	4.34	0.00	0.00	$43.29
Year ended May 31, 2016	$45.73	(0.19)[4]	(6.22)	0.00	(0.27)	$39.05
Year ended May 31, 2015	$40.64	(0.30)[4]	7.31	0.00	(1.92)	$45.73
Year ended May 31, 2014	$35.13	(0.26)	8.17	0.00	(2.40)	$40.64
Year ended May 31, 2013	$26.90	(0.09)[4]	8.38	(0.06)	0.00	$35.13
Year ended May 31, 2012	$30.22	(0.13)[4]	(3.19)	0.00	0.00	$26.90
Institutional Class
Six months ended November 30, 2016 (unaudited)	$39.75	(0.06)	4.43	0.00	0.00	$44.12
Year ended May 31, 2016	$46.44	(0.09)	(6.33)	0.00	(0.27)	$39.75
Year ended May 31, 2015	$41.14	(0.20)[4]	7.42	0.00	(1.92)	$46.44
Year ended May 31, 2014	$35.46	(0.20)[4]	8.28	0.00	(2.40)	$41.14
Year ended May 31, 2013	$27.15	(0.06)[4]	8.51	(0.14)	0.00	$35.46
Year ended May 31, 2012	$30.44	(0.07)[4]	(3.22)	0.00	0.00	$27.15

[1]	Ratios include net expenses allocated from the affiliated Master Portfolio.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from October 31, 2014 (commencement of class operations) to May 31, 2015

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Equity Gateway Funds	49

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment loss	Gross expenses[1]	Net expenses[1]

(0.64)%	1.34%	1.34%	10.80%	35%	$107,932
(0.57)%	1.34%	1.34%	(14.20)%	49%	$128,675
(0.90)%	1.41%	1.40%	17.51%	58%	$85,588
(0.96)%	1.45%	1.41%	22.63%	77%	$30,364
(0.58)%	1.53%	1.45%	30.55%	109%	$9,357
(0.70)%	1.46%	1.44%	(11.18)%	107%	$6,450

(1.39)%	2.05%	2.05%	10.39%	35%	$10
(1.38)%	2.08%	2.08%	(14.83)%	49%	$17
(1.65)%	2.15%	2.15%	16.63%	58%	$76
(1.71)%	2.20%	2.16%	21.74%	77%	$101
(1.33)%	2.28%	2.20%	29.57%	109%	$164
(1.48)%	2.21%	2.19%	(11.87)%	107%	$193

(1.39)%	2.09%	2.09%	10.38%	35%	$24,008
(1.32)%	2.09%	2.09%	(14.84)%	49%	$26,946
(1.64)%	2.16%	2.15%	16.62%	58%	$17,334
(1.71)%	2.20%	2.16%	21.75%	77%	$6,546
(1.31)%	2.28%	2.20%	29.56%	109%	$2,406
(1.45)%	2.22%	2.19%	(11.85)%	107%	$1,628

(0.19)%	0.91%	0.90%	11.04%	35%	$324,565
(0.09)%	0.91%	0.90%	(13.83)%	49%	$229,391
(0.34)%	0.91%	0.90%	13.00%	58%	$644

(0.50)%	1.26%	1.20%	10.86%	35%	$128,312
(0.46)%	1.25%	1.20%	(14.04)%	49%	$130,104
(0.70)%	1.24%	1.20%	17.73%	58%	$185,267
(0.74)%	1.29%	1.20%	22.92%	77%	$118,456
(0.30)%	1.37%	1.20%	30.89%	109%	$98,445
(0.48)%	1.30%	1.20%	(10.99)%	107%	$97,776

(0.24)%	1.01%	0.95%	10.99%	35%	$919,350
(0.18)%	1.01%	0.95%	(13.85)%	49%	$678,699
(0.45)%	0.98%	0.95%	18.03%	58%	$457,542
(0.49)%	1.02%	0.95%	23.19%	77%	$186,581
(0.19)%	1.10%	0.95%	31.25%	109%	$71,336
(0.27)%	1.03%	0.95%	(10.78)%	107%	$9,692

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Equity Gateway Funds	Financial highlights

Small Company Value Fund	Beginning net asset value per share	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2016 (unaudited)	$20.22	0.03	3.07	0.00	$23.32
Year ended May 31, 2016	$21.42	0.08	(1.25)	(0.03)	$20.22
Year ended May 31, 2015	$20.08	0.07	1.27	0.00	$21.42
Year ended May 31, 2014	$17.10	0.06	2.92	0.00	$20.08
Year ended May 31, 2013	$13.17	(0.00)[4]	3.93	0.00	$17.10
Year ended May 31, 2012	$14.36	0.03	(1.11)	(0.11)	$13.17
Class C
Six months ended November 30, 2016 (unaudited)	$18.15	(0.04)[5]	2.74	0.00	$20.85
Year ended May 31, 2016	$19.34	(0.11)[5]	(1.08)	0.00	$18.15
Year ended May 31, 2015	$18.27	(0.08)[5]	1.15	0.00	$19.34
Year ended May 31, 2014	$15.68	(0.07)[5]	2.66	0.00	$18.27
Year ended May 31, 2013	$12.16	(0.10)[5]	3.62	0.00	$15.68
Year ended May 31, 2012	$13.30	(0.08)[5]	(1.02)	(0.04)	$12.16
Class R6
Period ended November 30, 2016 (unaudited)[6]	$21.37	0.01	2.62	0.00	$24.00
Administrator Class
Six months ended November 30, 2016 (unaudited)	$20.66	0.05 [5]	3.13	0.00	$23.84
Year ended May 31, 2016	$21.90	0.13	(1.30)	(0.07)	$20.66
Year ended May 31, 2015	$20.49	0.11	1.30	0.00	$21.90
Year ended May 31, 2014	$17.42	0.12	2.95	0.00	$20.49
Year ended May 31, 2013	$13.39	0.03 [5]	4.01	(0.01)	$17.42
Year ended May 31, 2012	$14.60	0.06	(1.13)	(0.14)	$13.39
Institutional Class
Six months ended November 30, 2016 (unaudited)	$20.77	0.06 [5]	3.17	0.00	$24.00
Year ended May 31, 2016	$22.02	0.08 [5]	(1.22)	(0.11)	$20.77
Year ended May 31, 2015	$20.57	0.14	1.31	0.00	$22.02
Year ended May 31, 2014	$17.45	0.13	2.99	0.00	$20.57
Year ended May 31, 2013	$13.41	0.06 [5]	4.03	(0.05)	$17.45
Year ended May 31, 2012	$14.63	0.11	(1.17)	(0.16)	$13.41

[1]	Ratios include net expenses allocated from the affiliated Master Portfolio.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

[4]	Amount is less than $0.005.

[5]	Calculated based upon average shares outstanding

[6]	For the period from October 31, 2016 (commencement of class operations) to November 30, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Equity Gateway Funds	51

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

0.32%	1.48%	1.35%	15.34%	55%	$23,895
0.11%	1.48%	1.37%	(5.48)%	72%	$23,151
0.33%	1.50%	1.40%	6.62%	54%	$26,339
0.33%	1.56%	1.42%	17.43%	47%	$26,517
(0.02)%	1.57%	1.45%	29.84%	57%	$21,652
0.08%	1.50%	1.45%	(7.44)%	60%	$18,605

(0.43)%	2.23%	2.10%	14.94%	55%	$2,063
(0.62)%	2.23%	2.12%	(6.20)%	72%	$2,004
(0.42)%	2.26%	2.15%	5.86%	54%	$2,602
(0.42)%	2.31%	2.17%	16.52%	47%	$2,192
(0.76)%	2.32%	2.20%	28.95%	57%	$1,814
(0.68)%	2.25%	2.20%	(8.20)%	60%	$1,557

0.73%	1.02%	0.90%	12.26%	55%	$28

0.47%	1.40%	1.20%	15.45%	55%	$62,863
0.28%	1.39%	1.20%	(5.36)%	72%	$64,023
0.52%	1.34%	1.20%	6.88%	54%	$71,034
0.55%	1.39%	1.20%	17.62%	47%	$68,358
0.23%	1.40%	1.20%	30.21%	57%	$60,550
0.32%	1.33%	1.20%	(7.24)%	60%	$60,333

0.66%	1.15%	1.00%	15.55%	55%	$41,663
0.40%	1.14%	1.00%	(5.13)%	72%	$31,768
0.75%	1.07%	1.00%	7.05%	54%	$16,850
0.75%	1.13%	1.00%	17.88%	47%	$11,967
0.40%	1.14%	1.00%	30.54%	57%	$8,185
0.59%	1.05%	1.00%	(7.14)%	60%	$62

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo C&B Large Cap Value Fund (“C&B Large Cap Value Fund”), Wells Fargo Diversified Equity Fund (“Diversified Equity Fund”), Wells Fargo Emerging Growth Fund (“Emerging Growth Fund”), Wells Fargo Index Fund (“Index Fund”), Wells Fargo International Value Fund (“International Value Fund”), Wells Fargo Small Company Growth Fund (“Small Company Growth Fund”), and Wells Fargo Small Company Value Fund (“Small Company Value Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

After the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class in the applicable Funds received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the applicable Funds.

Class B shares of Diversified Equity Fund and Small Company Value Fund were no longer offered to shareholders effective June 7, 2016 and January 8, 2016, respectively.

Each Fund seeks to achieve its investment objective by investing all investable assets in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the six months ended November 30, 2016 are included in this report and should be read in conjunction with each Fund’s financial statements. As of November 30, 2016, the Funds own the following percentages of the affiliated Master Portfolios:

	C&B Large Cap Value Fund	Diversified Equity Fund		Emerging Growth Fund	Index Fund	International Value Fund	Small Company Growth Fund	Small Company Value Fund
Wells Fargo C&B Large Cap Value Portfolio	89%	5%		N/A	N/A	N/A	N/A	N/A
Wells Fargo Diversified Large Cap Growth Portfolio	N/A	46		N/A	N/A	N/A	N/A	N/A
Wells Fargo Emerging Growth Portfolio	N/A	1		90%	N/A	N/A	N/A	N/A
Wells Fargo Index Portfolio	N/A	2		N/A	95%	N/A	N/A	N/A
Wells Fargo International Growth Portfolio	N/A	11		N/A	N/A	N/A	N/A	N/A
Wells Fargo International Value Portfolio	N/A	3		N/A	N/A	94%	N/A	N/A
Wells Fargo Large Company Value Portfolio	N/A	45		N/A	N/A	N/A	N/A	N/A
Wells Fargo Small Company Growth Portfolio	N/A	0	*	N/A	N/A	N/A	99%	N/A
Wells Fargo Small Company Value Portfolio	N/A	4		N/A	N/A	N/A	N/A	58%

*	The amount owned is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although a Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	53

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At May 31, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

				No expiration
	2017	2018	2019	Short-term	Long-term
International Value Fund	$0	$31,783,032	$4,561,591	$0	$19,415
Small Company Growth Fund	546,818	0	0	58,698,280	28,260,757
Small Company Value Fund	0	75,262,378	0	0	0

At May 31, 2016, current year deferred post-October capital losses and late-year ordinary losses, which were recognized on the first day of the current fiscal year were as follows:

	Deferred post-October capital losses	Late-year ordinary losses deferred
Emerging Growth Fund	$11,871,337	$1,370,106
International Value Fund	779,929	0
Small Company Growth Fund	0	615,614
Small Company Value Fund	614,168	0

54	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

At November 30, 2016, each affiliated Master Portfolio of each Fund was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The aggregate value of affiliated Master Portfolio(s) of each Fund was as follows:

Aggregate value of affiliated Master Portfolio(s)
C&B Large Cap Value Fund	$304,745,262
Diversified Equity Fund	197,645,999
Emerging Growth Fund	725,992,088
Index Fund	2,124,721,219
International Value Fund	509,621,732
Small Company Growth Fund	1,503,201,711
Small Company Value Fund	130,386,544

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the applicable subadvisers, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. For each Fund that continues to invest substantially all of its assets in a single affiliated Master Portfolio, each Fund pays Funds Management an investment management fee only for fund-level administrative services at an annual rate starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase. For Diversified Equity Fund which invests in multiple affiliated Master Portfolios, Funds Management receives a management fee for providing advisory and fund-level administrative services, including the determination of the asset allocations of its investments in

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	55

the various affiliated Master Portfolios, at an annual rate starting at 0.30% and declining to 0.22% as the average daily net assets of Diversified Equity Fund increase. For the six months ended November 30, 2016, the management fee was equivalent to an annual rate for each Fund as follows:

Management fee
C&B Large Cap Value Fund	0.05%
Diversified Equity Fund	0.30
Emerging Growth Fund	0.05
Index Fund	0.05
International Value Fund	0.05
Small Company Growth Fund	0.05
Small Company Value Fund	0.05

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Expiration date	Class A	Class B	Class C	Class R6		Administrator Class	Institutional Class
C&B Large Cap Value Fund	September 30, 2017	1.15%	1.90%	1.90%	0.70	%*	1.00%	0.80%
Diversified Equity Fund	September 30, 2017	1.25	N/A	2.00	N/A		1.00	N/A
Emerging Growth Fund	September 30, 2017	1.35	N/A	2.10	N/A		1.20	0.90
Index Fund	September 30, 2017	0.45	1.20	1.20	N/A		0.25	N/A
International Value Fund	September 30, 2017	1.35	N/A	2.10	N/A		1.25	1.00
Small Company Growth Fund	September 30, 2017	1.35	2.10	2.10	0.90		1.20	0.95
Small Company Value Fund	September 30, 2017	1.35	N/A	2.10	0.90	*	1.20	1.00

*	The expiration date for Class R6 is September 30, 2018.

Net expenses from affiliated Master Portfolio(s) are included in the expense caps. After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

56	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended November 30, 2016, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges	Contingent deferred sales charges
	Class A	Class C
C&B Large Cap Value Fund	$2,929	$0
Diversified Equity Fund	1,159	0
Emerging Growth Fund	516	0
Index Fund	8,650	258
International Value Fund	276	25
Small Company Growth Fund	2,100	782
Small Company Value Fund	290	0

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of each applicable Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Administrator Class of the Index Fund is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended November 30, 2016 were as follows:

	Purchases at cost*	Sales proceeds*
C&B Large Cap Value Fund	$122,830,487	$87,345,957
Diversified Equity Fund	61,707,683	68,594,874
Emerging Growth Fund	381,720,078	401,265,754
Index Fund	100,513,208	325,663,628
International Value Fund	111,782,020	70,085,259
Small Company Growth Fund	783,371,690	463,669,103
Small Company Value Fund	67,029,606	74,453,193

*	The Funds seek to achieve their investment objective by investing some or all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	57

During the six month ended November 30, 2016, the Funds had the following borrowing activity:

	Average borrowings outstanding	Weighted average interest rate (annualized)	Interest paid
Emerging Growth Fund	$31,657	1.69%	$535
Index Fund	32,471	1.70	552

7. CONCENTRATION RISKS

Concentration risks result from exposure to a limited number of sectors. Through their investments in affiliated Master Portfolio(s), Funds that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

10. SUBSEQUENT DISTRIBUTIONS

On December 7, 2016, the following Funds declared distributions from capital gains to shareholders of record on December 6, 2016. The per share amounts payable on December 8, 2016 were as follows:

	C&B Large Cap Value Fund		Diversified Equity Fund	Emerging Growth Fund	Index Fund
Short-term capital gains
Class A	$0.02672		$0.07290	$0.00000	$0.04923
Class B	N/A	*	N/A	N/A	0.04923
Class C	0.02672		0.07290	0.00000	0.04923
Class R6	0.02672		N/A	N/A	N/A
Administrator Class	0.02672		0.07290	0.00000	0.04923
Institutional Class	0.02672		N/A	0.00000	N/A
Long-term capital gains
Class A	$0.20836		$1.71087	$0.84428	$4.93507
Class B	N/A	*	N/A	N/A	4.93507
Class C	0.20836		1.71087	0.84428	4.93507
Class R6	0.20836		N/A	N/A	N/A
Administrator Class	0.20836		1.71087	0.84428	4.93507
Institutional Class	0.20836		N/A	0.84428	N/A

*	At the close of business on December 5, 2016, existing Class B shareholders were converted to Class A shareholders. Effective December 6, 2016, Class B shares are no longer offered by the Fund.

58	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

On December 16, 2016, the following Funds declared distributions from net investment income to shareholders of record on December 15, 2016. The per share amounts payable on December 19, 2016 were as follows:

	C&B Large Cap Value Fund		Diversified Equity Fund	Index Fund	Small Company Value Fund
Net investment income
Class A	$0.07557		$0.22437	$1.15601	$0.01100
Class B	N/A	*	N/A	0.19161	N/A
Class C	0.00000		0.01802	0.71471	0.00000
Class R6	0.12355		N/A	N/A	0.08959
Administrator Class	0.08040		0.29134	1.26926	0.04453
Institutional Class	0.12092		N/A	N/A	0.09186

*	At the close of business on December 5, 2016, existing Class B shareholders were converted to Class A shareholders. Effective December 6, 2016, Class B shares are no longer offered by the Fund.

On December 29, 2016, the following Fund declared distributions from net investment income to shareholders of record on December 28, 2016. The per share amounts payable on December 30, 2016 was as follows:

International Value Fund
Net investment income
Class A	$0.30204
Class C	0.16080
Administrator Class	0.24550
Institutional Class	0.31143

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	59

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.20%

Consumer Discretionary: 13.25%

Hotels, Restaurants & Leisure: 3.14%
Brinker International Incorporated «	86,707	$4,605,009
Carnival Corporation	119,800	6,158,918

		10,763,927

Household Durables: 1.56%
Whirlpool Corporation	32,900	5,344,276

Media: 5.50%
Omnicom Group Incorporated	113,146	9,836,913
Twenty-First Century Fox Incorporated Class A	321,351	9,033,177

		18,870,090

Specialty Retail: 0.39%
Tiffany & Company	16,480	1,359,270

Textiles, Apparel & Luxury Goods: 2.66%
Gildan Activewear Incorporated	335,432	9,120,396

Consumer Staples: 5.55%

Beverages: 1.81%
Diageo plc ADR «	61,320	6,208,037

Personal Products: 2.32%
Unilever NV ADR	199,349	7,940,071

Tobacco: 1.42%
Philip Morris International	55,300	4,881,884

Energy: 5.60%

Oil, Gas & Consumable Fuels: 5.60%
Chevron Corporation	34,400	3,837,664
Exxon Mobil Corporation	90,400	7,891,920
World Fuel Services Corporation	168,323	7,483,641

		19,213,225

Financials: 25.42%

Banks: 7.92%
Bank of America Corporation	359,850	7,600,032
JPMorgan Chase & Company	136,700	10,959,239
PNC Financial Services Group Incorporated	78,000	8,622,120

		27,181,391

Capital Markets: 2.85%
State Street Corporation	124,200	9,786,960

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2016 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Consumer Finance: 2.13%
American Express Company	101,200	$7,290,448

Diversified Financial Services: 2.41%
Berkshire Hathaway Incorporated Class B †	52,440	8,256,154

Insurance: 10.11%
Chubb Limited	54,900	7,027,200
FNF Group	263,600	8,419,384
RenaissanceRe Holdings Limited	79,290	10,352,102
The Progressive Corporation	266,100	8,861,130

		34,659,816

Health Care: 14.15%

Health Care Equipment & Supplies: 4.02%
Abbott Laboratories	234,200	8,915,994
Becton Dickinson & Company	28,800	4,870,080

		13,786,074

Health Care Providers & Services: 7.39%
Cardinal Health Incorporated	94,440	6,706,184
Laboratory Corporation of America Holdings †	85,650	10,779,053
UnitedHealth Group Incorporated	49,615	7,855,047

		25,340,284

Pharmaceuticals: 2.74%
Allergan plc	18,100	3,516,830
Johnson & Johnson	53,015	5,900,570

		9,417,400

Industrials: 17.04%

Aerospace & Defense: 2.17%
Rockwell Collins Incorporated	80,367	7,451,628

Air Freight & Logistics: 2.08%
United Parcel Service Incorporated Class B	61,500	7,129,080

Electrical Equipment: 4.03%
AMETEK Incorporated	107,900	5,109,065
Eaton Corporation plc	131,200	8,726,112

		13,835,177

Industrial Conglomerates: 1.28%
3M Company	25,600	4,396,544

Machinery: 4.44%
Donaldson Company Incorporated	181,000	7,341,360
Parker-Hannifin Corporation	56,771	7,887,195

		15,228,555

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	61

C&B LARGE CAP VALUE PORTFOLIO

Security name		Shares	Value

Trading Companies & Distributors: 3.04%
AerCap Holdings NV †		243,100	$10,416,835

Information Technology: 8.91%

Electronic Equipment, Instruments & Components: 1.00%
TE Connectivity Limited		50,500	3,415,820

IT Services: 5.73%
Alliance Data Systems Corporation		34,988	8,004,555
Cognizant Technology Solutions Corporation Class A †		134,800	7,424,784
The Western Union Company		199,900	4,203,897

			19,633,236

Semiconductors & Semiconductor Equipment: 2.18%
Linear Technology Corporation		119,800	7,491,094

Materials: 5.67%

Chemicals: 2.14%
Axalta Coating Systems Limited †		278,550	7,359,291

Containers & Packaging: 3.53%
Ball Corporation		67,800	5,089,069
Crown Holdings Incorporated †		128,900	7,010,871

			12,099,940

Real Estate: 1.61%

Real Estate Management & Development: 1.61%
CBRE Group Incorporated Class A †		189,600	5,505,981

Total Common Stocks (Cost $252,599,693)			333,382,884

	Yield

Short-Term Investments: 5.28%

Investment Companies: 5.28%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%	6,884,213	6,884,901
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31	11,232,148	11,232,148

Total Short-Term Investments (Cost $18,117,000)			18,117,049

Total investments in securities (Cost $270,716,693) *	102.48%	351,499,933
Other assets and liabilities, net	(2.48)	(8,502,706)

Total net assets	100.00%	$342,997,227

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $271,791,273 and unrealized gains (losses) consists of:

Gross unrealized gains	$82,237,521
Gross unrealized losses	(2,528,861)

Net unrealized gains	$79,708,660

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2016 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.53%

Consumer Discretionary: 20.20%

Auto Components: 0.03%
Delphi Automotive plc	570	$36,480

Distributors: 0.19%
LKQ Corporation †	6,270	205,844

Hotels, Restaurants & Leisure: 2.88%
Marriott International Incorporated Class A	2,930	230,825
Starbucks Corporation	35,748	2,072,312
Yum China Holdings Incorporated †	220	6,186
Yum! Brands Incorporated	11,620	736,592

		3,045,915

Internet & Direct Marketing Retail: 6.19%
Amazon.com Incorporated †	7,980	5,989,549
The Priceline Group Incorporated †	380	571,398

		6,560,947

Media: 1.00%
Charter Communications Incorporated Class A †	3,500	963,585
The Walt Disney Company	940	93,173

		1,056,758

Multiline Retail: 2.30%
Dollar Tree Incorporated †	27,590	2,432,334

Specialty Retail: 6.09%
Burlington Stores Incorporated †	2,560	225,075
O’Reilly Automotive Incorporated †	7,210	1,979,145
The Home Depot Incorporated	20,440	2,644,936
The TJX Companies Incorporated	11,140	872,708
Tractor Supply Company	6,730	505,221
ULTA Salon Cosmetics & Fragrance Incorporated †	880	228,360

		6,455,445

Textiles, Apparel & Luxury Goods: 1.52%
Nike Incorporated Class B	12,510	626,376
Under Armour Incorporated Class A «	10,670	328,636
Under Armour Incorporated Class C †	3,215	82,883
VF Corporation	10,480	571,265

		1,609,160

Consumer Staples: 5.26%

Beverages: 2.39%
Constellation Brands Incorporated Class A	7,900	1,194,006
Monster Beverage Corporation †	18,360	821,610
The Coca-Cola Company	12,640	510,024

		2,525,640

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	63

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Food & Staples Retailing: 0.95%
Costco Wholesale Corporation	6,730	$1,010,240

Household Products: 0.50%
Colgate-Palmolive Company	8,150	531,625

Personal Products: 0.95%
The Estee Lauder Companies Incorporated Class A	12,930	1,004,661

Tobacco: 0.47%
Reynolds American Incorporated	9,250	500,425

Energy: 1.68%

Energy Equipment & Services: 0.38%
Schlumberger Limited	4,850	407,643

Oil, Gas & Consumable Fuels: 1.30%
Concho Resources Incorporated †	8,620	1,232,832
EOG Resources Incorporated	1,210	124,049
Extraction Oil & Gas Incorporated †	753	17,718

		1,374,599

Financials: 2.17%

Capital Markets: 2.17%
Goldman Sachs Group Incorporated	660	144,731
Intercontinental Exchange Incorporated	16,200	897,480
S&P Global Incorporated	4,810	572,342
TD Ameritrade Holding Corporation	4,220	173,062
The Charles Schwab Corporation	13,160	508,766

		2,296,381

Health Care: 12.84%

Biotechnology: 6.97%
Alexion Pharmaceuticals Incorporated †	3,740	458,487
Amgen Incorporated	2,500	360,175
Biogen Incorporated †	700	205,849
BioMarin Pharmaceutical Incorporated †	12,020	1,029,273
Celgene Corporation †	25,510	3,023,190
Incyte Corporation	5,570	569,755
Regeneron Pharmaceuticals Incorporated †	2,950	1,118,758
Tesaro Incorporated «†	1,180	160,114
Vertex Pharmaceuticals Incorporated †	5,610	457,832

		7,383,433

Health Care Equipment & Supplies: 2.41%
Baxter International Incorporated	13,380	593,671
Boston Scientific Corporation †	26,200	536,052
Danaher Corporation	7,650	598,001
Edwards Lifesciences Corporation †	1,530	126,761
Intuitive Surgical Incorporated †	1,090	701,677

		2,556,162

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2016 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Health Care Providers & Services: 2.24%
Acadia Healthcare Company Incorporated «†	23,230	$882,972
UnitedHealth Group Incorporated	8,460	1,339,387
VCA Incorporated †	2,430	152,118

		2,374,477

Pharmaceuticals: 1.22%
Eli Lilly & Company	3,070	206,058
Zoetis Incorporated	21,522	1,084,278

		1,290,336

Industrials: 9.54%

Aerospace & Defense: 0.66%
The Boeing Company	4,610	694,082

Air Freight & Logistics: 0.90%
FedEx Corporation	2,900	555,843
United Parcel Service Incorporated Class B	3,440	398,765

		954,608

Airlines: 0.11%
Southwest Airlines Company	2,443	113,868

Building Products: 0.70%
Johnson Controls International plc	16,538	743,879

Commercial Services & Supplies: 2.11%
KAR Auction Services Incorporated	18,011	759,344
Waste Connections Incorporated	19,303	1,475,521

		2,234,865

Electrical Equipment: 0.73%
Acuity Brands Incorporated	1,760	442,482
Rockwell Automation Incorporated	2,500	334,275

		776,757

Industrial Conglomerates: 0.81%
3M Company	3,480	597,655
Honeywell International Incorporated	2,290	260,923

		858,578

Machinery: 0.35%
Fortive Corporation	6,805	374,207

Road & Rail: 3.17%
Kansas City Southern	10,610	941,213
Norfolk Southern Corporation	5,470	582,336
Union Pacific Corporation	18,090	1,833,060

		3,356,609

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	65

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Information Technology: 43.41%

Communications Equipment: 1.01%
Harris Corporation	7,180	$743,561
Palo Alto Networks Incorporated †	2,470	331,894

		1,075,455

Internet Software & Services: 13.69%
Alphabet Incorporated Class A †	6,574	5,100,635
Alphabet Incorporated Class C †	2,764	2,095,223
CoStar Group Incorporated †	1,340	256,087
eBay Incorporated †	31,680	881,021
Facebook Incorporated Class A †	45,210	5,353,768
MercadoLibre Incorporated	890	140,460
Tencent Holdings Limited ADR	27,150	677,121

		14,504,315

IT Services: 9.63%
Accenture plc Class A	7,300	871,839
Fidelity National Information Services Incorporated	14,360	1,108,448
FleetCor Technologies Incorporated †	5,120	764,621
Global Payments Incorporated	770	52,784
MasterCard Incorporated Class A	19,490	1,991,878
PayPal Holdings Incorporated †	46,750	1,836,340
Visa Incorporated Class A	46,290	3,579,143

		10,205,053

Semiconductors & Semiconductor Equipment: 6.08%
Broadcom Limited	12,271	2,092,083
Microchip Technology Incorporated	32,239	2,133,577
NXP Semiconductors NV †	1,940	192,351
QUALCOMM Incorporated	6,630	451,702
Texas Instruments Incorporated	21,260	1,571,752

		6,441,465

Software: 11.39%
Activision Blizzard Incorporated	3,270	119,715
Adobe Systems Incorporated †	16,950	1,742,630
Electronic Arts Incorporated †	10,430	826,473
Microsoft Corporation	68,840	4,148,298
Red Hat Incorporated †	3,840	303,782
Salesforce.com Incorporated †	19,884	1,431,648
ServiceNow Incorporated †	11,610	965,372
Splunk Incorporated †	20,758	1,196,076
Symantec Corporation	26,360	642,920
Ultimate Software Group Incorporated †	3,376	691,844

		12,068,758

Technology Hardware, Storage & Peripherals: 1.61%
Apple Incorporated	15,447	1,707,202

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2016 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name		Shares	Value

Materials: 3.13%

Chemicals: 3.13%
Ecolab Incorporated		12,300	$1,435,779
Praxair Incorporated		11,000	1,323,300
The Sherwin-Williams Company		2,100	564,204

			3,323,283

Real Estate: 0.30%

Equity REITs: 0.30%
American Tower Corporation		3,080	314,992

Total Common Stocks (Cost $71,168,423)			104,406,481

	Yield
Short-Term Investments: 2.37%

Investment Companies: 2.37%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%	1,030,133	1,030,236
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31	1,480,422	1,480,422

Total Short-Term Investments (Cost $2,510,604)			2,510,658

Total investments in securities (Cost $73,679,027) *	100.90%	106,917,139
Other assets and liabilities, net	(0.90)	(954,171)

Total net assets	100.00%	$105,962,968

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $73,569,746 and unrealized gains (losses) consists of:

Gross unrealized gains	$34,231,628
Gross unrealized losses	(884,235)

Net unrealized gains	$33,347,393

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	67

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.34%

Consumer Discretionary: 12.14%

Auto Components: 1.38%
Cooper-Standard Holdings Incorporated †	34,100	$3,250,412
Drew Industries Incorporated	46,300	4,866,130
Motorcar Parts of America Incorporated †	122,391	2,993,684

		11,110,226

Diversified Consumer Services: 1.35%
Grand Canyon Education Incorporated †	190,420	10,872,982

Hotels, Restaurants & Leisure: 2.85%
Planet Fitness Incorporated Class A «	344,231	6,977,562
The Habit Restaurants Incorporated Class A «†	483,908	8,129,654
Wingstop Incorporated «	255,778	7,849,827

		22,957,043

Household Durables: 0.30%
Universal Electronics Incorporated †	36,000	2,424,600

Leisure Products: 1.16%
MCBC Holdings Incorporated	289,912	3,896,417
Nautilus Group Incorporated †	315,800	5,431,760

		9,328,177

Media: 1.36%
IMAX Corporation †	343,040	10,960,128

Multiline Retail: 0.86%
Ollie’s Bargain Outlet Holdings Incorporated «†	231,900	6,968,595

Specialty Retail: 2.88%
Camping World Holdings Incorporated	113,700	3,172,230
Five Below Incorporated †	98,207	3,865,428
Lithia Motors Incorporated Class A	121,720	11,186,068
Sportsman’s Warehouse Holdings Incorporated †	555,463	4,999,167

		23,222,893

Energy: 3.62%

Oil, Gas & Consumable Fuels: 3.62%
Extraction Oil & Gas Incorporated	58,588	1,378,576
Matador Resources Company †	157,236	4,188,767
PDC Energy Incorporated †	135,190	10,064,896
RSP Permian Incorporated †	302,358	13,500,285

		29,132,524

Financials: 6.25%

Capital Markets: 4.20%
Financial Engines Incorporated «	280,920	9,790,062
MarketAxess Holdings Incorporated	145,041	24,043,447

		33,833,509

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2016 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Insurance: 0.29%
Kinsale Capital Group Incorporated	80,948	$2,307,827

Thrifts & Mortgage Finance: 1.76%
LendingTree Incorporated †	135,512	14,201,658

Health Care: 28.71%

Biotechnology: 6.13%
Alder Biopharmaceuticals Incorporated «†	147,900	3,483,045
Ligand Pharmaceuticals Incorporated «†	178,380	18,622,872
Radius Health Incorporated «†	126,105	6,711,308
Repligen Corporation †	306,850	9,880,570
Spark Therapeutics Incorporated «†	85,300	4,692,353
Ultragenyx Pharmaceutical Incorporated †	76,734	6,007,505

		49,397,653

Health Care Equipment & Supplies: 15.48%
Abiomed Incorporated †	34,330	3,853,199
Cerus Corporation «†	926,118	4,834,336
Cynosure Incorporated Class A †	277,698	12,593,604
Entellus Medical Incorporated «†	188,772	3,479,068
Glaukos Corporation †	366,672	11,443,833
Inogen Incorporated †	136,170	8,773,433
Integra LifeSciences Holdings Corporation †	138,000	11,150,400
iRhythm Technologies Incorporated †	102,332	3,121,126
Natus Medical Incorporated †	241,090	9,607,437
Nevro Corporation «†	166,165	12,633,525
NxStage Medical Incorporated †	567,050	14,017,476
The Spectranetics Corporation †	704,469	15,392,640
Zeltiq Aesthetics Incorporated «†	314,060	13,821,781

		124,721,858

Health Care Providers & Services: 4.22%
Acadia Healthcare Company Incorporated †	349,530	13,285,635
HealthEquity Incorporated †	367,842	16,380,004
Surgery Partners Incorporated †	154,100	2,272,975
Teladoc Incorporated «†	112,059	2,056,283

		33,994,897

Life Sciences Tools & Services: 2.26%
ICON plc ADR †	88,140	6,666,910
INC Research Holdings Incorporated Class A †	232,945	11,530,778

		18,197,688

Pharmaceuticals: 0.62%
Heska Corporation †	76,420	5,052,126

Industrials: 16.06%

Aerospace & Defense: 0.73%
HEICO Corporation	74,600	5,856,100

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	69

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Airlines: 0.96%
SkyWest Incorporated	209,960	$7,737,026

Building Products: 1.19%
Apogee Enterprises Incorporated	200,950	9,585,315

Commercial Services & Supplies: 0.58%
Advanced Disposal Services †	134,432	2,696,706
Multi-Color Corporation	27,130	1,950,647

		4,647,353

Construction & Engineering: 1.54%
Dycom Industries Incorporated «†	73,400	5,375,082
Granite Construction Incorporated	119,590	7,054,614

		12,429,696

Machinery: 4.31%
John Bean Technologies Corporation	156,410	14,108,182
Milacron Holdings Corporation †	438,868	7,412,481
Mueller Water Products Incorporated Class A	384,190	5,082,834
Rexnord Corporation †	368,710	8,111,620

		34,715,117

Professional Services: 5.09%
On Assignment Incorporated †	536,313	22,144,364
WageWorks Incorporated †	255,824	18,892,602

		41,036,966

Trading Companies & Distributors: 1.66%
Beacon Roofing Supply Incorporated	199,670	9,262,691
BMC Stock Holdings Incorporated †	218,200	4,113,070

		13,375,761

Information Technology: 30.56%

Communications Equipment: 0.36%
Quantenna Communications Incorporated «†	150,804	2,863,768

Electronic Equipment, Instruments & Components: 0.10%
Mercury Computer Systems Incorporated †	27,500	817,025

Internet Software & Services: 10.74%
2U Incorporated †	216,920	7,171,375
Benefitfocus Incorporated †	2,039	55,665
Coupa Software Incorporated †	30,805	977,751
Envestnet Incorporated †	420,242	15,170,736
Five9 Incorporated †	235,300	3,724,799
LogMeIn Incorporated	147,500	14,875,375
Q2 Holdings Incorporated †	665,143	19,621,719
SPS Commerce Incorporated †	288,608	19,991,876
Xactly Corporation †	350,967	4,948,635

		86,537,931

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2016 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name		Shares	Value

IT Services: 1.67%
InterXion Holding NV †		393,470	$13,440,935

Semiconductors & Semiconductor Equipment: 4.72%
Cavium Incorporated †		151,880	8,661,716
MaxLinear Incorporated Class A †		234,948	4,799,988
Microsemi Corporation †		229,150	12,545,963
Monolithic Power Systems Incorporated		146,910	12,052,496

			38,060,163

Software: 12.97%
BlackLine Incorporated †		21,374	575,816
Callidus Software Incorporated †		412,022	6,468,745
CommVault Systems Incorporated †		113,070	6,105,780
CyberArk Software Limited †		221,480	11,297,695
Guidewire Software Incorporated †		64,781	3,608,950
HubSpot Incorporated †		212,936	11,945,710
Paycom Software Incorporated †		265,850	11,928,690
Paylocity Holding Corporation †		127,353	4,216,658
Proofpoint Incorporated †		270,460	20,828,125
Rapid7 Incorporated «†		83,928	973,565
Ringcentral Incorporated Class A †		360,930	7,778,042
Synchronoss Technologies Incorporated †		221,351	10,731,096
Talend SA «†		160,096	3,696,617
Tyler Technologies Incorporated †		28,995	4,317,356

			104,472,845

Total Common Stocks (Cost $560,292,720)			784,260,385

	Yield
Short-Term Investments: 13.06%

Investment Companies: 13.06%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%	85,987,308	85,995,907
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31	19,236,622	19,236,622

Total Short-Term Investments (Cost $105,224,647)			105,232,529

Total investments in securities (Cost $665,517,367) *	110.40%	889,492,914
Other assets and liabilities, net	(10.40)	(83,761,636)

Total net assets	100.00%	$805,731,278

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $669,076,405 and unrealized gains (losses) consists of:

Gross unrealized gains	$236,058,540
Gross unrealized losses	(15,642,031)

Net unrealized gains	$220,416,509

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	71

INDEX PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Shares	Value	Percent of net assets

Common Stocks: 96.55%

Consumer Discretionary: 11.90%

Auto Components: 0.17%
Other securities		$3,711,162	0.17%

Automobiles: 0.54%
Other securities		12,109,380	0.54

Distributors: 0.12%
Other securities		2,772,162	0.12

Diversified Consumer Services: 0.03%
Other securities		551,319	0.03

Hotels, Restaurants & Leisure: 1.56%
McDonald’s Corporation	96,904	11,557,740	0.52
Starbucks Corporation	166,540	9,654,324	0.43
Other securities		13,620,653	0.61

		34,832,717	1.56

Household Durables: 0.46%
Other securities		10,293,517	0.46

Internet & Direct Marketing Retail: 2.24%
Amazon.com Incorporated †	44,682	33,536,969	1.50
Other securities		16,496,074	0.74

		50,033,043	2.24

Leisure Products: 0.10%
Other securities		2,315,540	0.10

Media: 2.97%
Comcast Corporation Class A	272,803	18,962,537	0.85
The Walt Disney Company	167,895	16,641,752	0.75
Other securities		30,642,403	1.37

		66,246,692	2.97

Multiline Retail: 0.58%
Other securities		12,992,294	0.58

Specialty Retail: 2.43%
The Home Depot Incorporated	140,306	18,155,596	0.81
Other securities		36,009,790	1.62

		54,165,386	2.43

Textiles, Apparel & Luxury Goods: 0.70%
Other securities		15,577,559	0.70

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Equity Gateway Funds	Summary portfolio of investments—November 30, 2016 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Consumer Staples: 8.94%

Beverages: 1.97%
PepsiCo Incorporated	163,424	$16,358,742	0.73%
The Coca-Cola Company	441,098	17,798,304	0.80
Other securities		9,916,817	0.44

		44,073,863	1.97

Food & Staples Retailing: 2.01%
Wal-Mart Stores Incorporated	172,116	12,122,130	0.54
Other securities		32,672,450	1.47

		44,794,580	2.01

Food Products: 1.51%
Other securities		33,728,636	1.51

Household Products: 1.76%
The Procter & Gamble Company	303,051	24,989,585	1.12
Other securities		14,304,799	0.64

		39,294,384	1.76

Personal Products: 0.13%
Other securities		2,951,710	0.13

Tobacco: 1.56%
Altria Group Incorporated	221,871	14,184,213	0.63
Philip Morris International	176,162	15,551,581	0.70
Other securities		5,085,833	0.23

		34,821,627	1.56

Energy: 7.26%

Energy Equipment & Services: 1.15%
Schlumberger Limited	157,921	13,273,260	0.60
Other securities		12,293,577	0.55

		25,566,837	1.15

Oil, Gas & Consumable Fuels: 6.11%
Chevron Corporation	214,225	23,898,941	1.07
Exxon Mobil Corporation	470,874	41,107,300	1.84
Other securities		71,507,310	3.20

		136,513,551	6.11

Financials: 14.14%

Banks: 6.31%
Bank of America Corporation	1,158,810	24,474,067	1.10
Citigroup Incorporated	329,921	18,604,245	0.83
JPMorgan Chase & Company	410,160	32,882,527	1.47
Wells Fargo & Company (l)	515,654	27,288,410	1.22
Other securities		37,619,996	1.69

		140,869,245	6.31

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	73

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Capital Markets: 2.76%
Other securities		$61,662,693	2.76%

Consumer Finance: 0.81%
Other securities		18,013,042	0.81

Diversified Financial Services: 1.56%
Berkshire Hathaway Incorporated Class B †	215,602	33,944,379	1.52
Other securities		811,041	0.04

		34,755,420	1.56

Insurance: 2.70%
Other securities		60,394,672	2.70

Health Care: 13.26%

Biotechnology: 2.73%
AbbVie Incorporated	184,930	11,243,744	0.50
Amgen Incorporated	84,980	12,243,069	0.55
Celgene Corporation †	88,018	10,431,013	0.47
Gilead Sciences Incorporated	149,854	11,044,240	0.49
Other securities		15,985,152	0.72

		60,947,218	2.73

Health Care Equipment & Supplies: 2.37%
Medtronic plc	156,926	11,457,167	0.51
Other securities		41,532,294	1.86

		52,989,461	2.37

Health Care Providers & Services: 2.59%
UnitedHealth Group Incorporated	108,149	17,122,150	0.77
Other securities		40,699,861	1.82

		57,822,011	2.59

Health Care Technology: 0.08%
Other securities		1,698,991	0.08

Life Sciences Tools & Services: 0.59%
Other securities		13,215,735	0.59

Pharmaceuticals: 4.90%
Bristol-Myers Squibb Company	189,735	10,708,643	0.48
Johnson & Johnson	310,674	34,578,016	1.55
Merck & Company Incorporated	314,004	19,213,905	0.86
Pfizer Incorporated	688,788	22,137,646	0.99
Other securities		22,833,685	1.02

		109,471,895	4.90

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Equity Gateway Funds	Summary portfolio of investments—November 30, 2016 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Industrials: 10.10%

Aerospace & Defense: 2.21%
The Boeing Company	65,880	$9,918,893	0.44%
United Technologies Corporation	88,385	9,520,832	0.43
Other securities		29,940,927	1.34

		49,380,652	2.21

Air Freight & Logistics: 0.75%
Other securities		16,713,640	0.75

Airlines: 0.61%
Other securities		13,621,750	0.61

Building Products: 0.35%
Other securities		7,700,669	0.35

Commercial Services & Supplies: 0.31%
Other securities		6,800,344	0.31

Construction & Engineering: 0.10%
Other securities		2,279,623	0.10

Electrical Equipment: 0.54%
Other securities		12,026,066	0.54

Industrial Conglomerates: 2.46%
3M Company	68,633	11,787,031	0.53
General Electric Company	1,017,596	31,301,253	1.40
Honeywell International Incorporated	86,401	9,844,530	0.44
Other securities		2,084,214	0.09

		55,017,028	2.46

Machinery: 1.46%
Other securities		32,565,855	1.46

Professional Services: 0.26%
Other securities		5,842,339	0.26

Road & Rail: 0.87%
Union Pacific Corporation	94,582	9,583,994	0.43
Other securities		9,910,591	0.44

		19,494,585	0.87

Trading Companies & Distributors: 0.18%
Other securities		4,000,002	0.18

Information Technology: 20.09%

Communications Equipment: 1.00%
Cisco Systems Incorporated	571,151	17,031,723	0.76
Other securities		5,236,009	0.24

		22,267,732	1.00

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	75

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Electronic Equipment, Instruments & Components: 0.37%
Other securities		$8,279,406	0.37%

Internet Software & Services: 4.13%
Alphabet Incorporated Class A †	33,481	25,977,238	1.16
Alphabet Incorporated Class C †	33,556	25,436,790	1.14
Facebook Incorporated Class A †	263,785	31,237,420	1.40
Other securities		9,549,730	0.43

		92,201,178	4.13

IT Services: 3.59%
International Business Machines Corporation	98,773	16,022,956	0.72
MasterCard Incorporated Class A	108,892	11,128,762	0.50
Visa Incorporated Class A	214,215	16,563,104	0.74
Other securities		36,488,992	1.63

		80,203,814	3.59

Semiconductors & Semiconductor Equipment: 3.20%
Intel Corporation	537,231	18,641,916	0.84
QUALCOMM Incorporated	167,341	11,400,942	0.51
Other securities		41,421,595	1.85

		71,464,453	3.20

Software: 4.23%
Microsoft Corporation	884,882	53,322,989	2.39
Oracle Corporation	341,756	13,735,174	0.61
Other securities		27,403,125	1.23

		94,461,288	4.23

Technology Hardware, Storage & Peripherals: 3.57%
Apple Incorporated	611,887	67,625,751	3.03
Other securities		12,054,487	0.54

		79,680,238	3.57

Materials: 2.81%

Chemicals: 2.04%
Other securities		45,536,718	2.04

Construction Materials: 0.16%
Other securities		3,479,615	0.16

Containers & Packaging: 0.33%
Other securities		7,305,967	0.33

Metals & Mining: 0.28%
Other securities		6,332,800	0.28

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Equity Gateway Funds	Summary portfolio of investments—November 30, 2016 (unaudited)

INDEX PORTFOLIO

Security name			Shares	Value	Percent of net assets

Real Estate: 2.67%

Equity REITs: 2.63%
Other securities				$58,634,333	2.63%

Real Estate Management & Development: 0.04%
Other securities				985,008	0.04

Telecommunication Services: 2.41%

Diversified Telecommunication Services: 2.41%
AT&T Incorporated			698,593	26,986,648	1.21
Verizon Communications Incorporated			462,886	23,098,011	1.03
Other securities				3,765,516	0.17

				53,850,175	2.41

Utilities: 2.97%

Electric Utilities: 1.84%
Other securities				41,064,531	1.84

Independent Power & Renewable Electricity Producers: 0.06%
Other securities				1,262,947	0.06

Multi-Utilities: 1.01%
Other securities				22,470,109	1.01

Water Utilities: 0.06%
Other securities				1,464,039	0.06

Total Common Stocks (Cost $964,325,647)				2,155,573,246	96.55

	Yield
Short-Term Investments: 0.62%

Investment Companies: 0.54%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%		12,148,091	12,149,306	0.54

		Maturity date	Principal
U.S. Treasury Securities: 0.08%
U.S. Treasury Bill #(z)	0.21	12-15-2016	$535,000	534,970	0.02
U.S. Treasury Bill #(z)	0.31	1-19-2017	282,000	281,867	0.01
U.S. Treasury Bill #(z)	0.36	1-5-2017	331,000	330,901	0.02
U.S. Treasury Bill #(z)	0.41	2-16-2017	605,000	604,419	0.03
U.S. Treasury Bill #(z)	0.46	2-23-2017	50,000	49,946	0.00

				1,802,103	0.08

Total Short-Term Investments (Cost $13,950,780)				13,951,409	0.62

Total investments in securities (Cost $978,276,427) *				2,169,524,655	97.17
Other assets and liabilities, net				63,087,873	2.83

Total net assets				$2,232,612,528	100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	77

INDEX PORTFOLIO

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $980,547,734 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,214,008,252
Gross unrealized losses	(25,031,331)

Net unrealized gains	$1,188,976,921

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2016 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 93.99%

Australia: 1.47%
BHP Billiton Limited (Materials, Metals & Mining)	35,733	$644,106
Westpac Banking Corporation (Financials, Banks)	57,349	1,324,265

		1,968,371

Belgium: 0.97%
Telenet Group Holding NV (Consumer Discretionary, Media) †	24,727	1,305,628

Canada: 4.23%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	31,520	4,830,440
Rogers Communications Incorporated Class B (Telecommunication Services, Wireless Telecommunication Services)	21,864	844,742

		5,675,182

China: 5.72%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services) †	48,260	4,537,405
China Construction Bank H Shares (Financials, Banks)	540,512	402,780
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	158,500	1,729,778
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	22,433	1,014,645

		7,684,608

Denmark: 0.45%
ISS AS (Industrials, Commercial Services & Supplies)	17,616	602,226

France: 4.12%
AXA SA (Financials, Insurance)	31,087	732,424
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) «	4,347	791,051
Pernod-Ricard SA (Consumer Staples, Beverages)	8,852	928,797
Schneider Electric SE (Industrials, Electrical Equipment)	3,347	222,806
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	128,822	2,856,249

		5,531,327

Germany: 18.46%
Allianz AG (Financials, Insurance)	31,427	4,989,523
Beiersdorf AG (Consumer Staples, Personal Products)	28,722	2,346,393
Deutsche Boerse AG (Financials, Diversified Financial Services)	67,176	5,428,730
Deutsche Post AG (Industrials, Air Freight & Logistics)	52,553	1,642,542
Linde AG (Materials, Chemicals)	35,043	5,838,457
Vonovia SE (Real Estate, Real Estate Management & Development)	60,926	1,964,938
Wirecard AG (Information Technology, IT Services)	57,756	2,576,748

		24,787,331

Hong Kong: 3.42%
AIA Group Limited (Financials, Insurance)	753,000	4,591,878

Indonesia: 0.23%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	387,000	311,256

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	79

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Ireland: 5.29%
Allegion plc (Industrials, Building Products)	2,032	$135,961
Medtronic plc (Health Care, Health Care Equipment & Supplies)	72,196	5,271,030
Willis Towers Watson plc (Financials, Insurance)	13,620	1,693,919

		7,100,910

Italy: 1.96%
Atlantia SpA (Industrials, Transportation Infrastructure) «	56,331	1,251,362
Intesa Sanpaolo SpA (Financials, Banks)	618,767	1,374,557

		2,625,919

Japan: 12.47%
Bridgestone Corporation (Consumer Discretionary, Auto Components)	25,700	981,005
CALBEE Incorporated (Consumer Staples, Food Products)	30,300	944,185
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	166,754	5,751,596
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	92,800	2,432,649
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	60,400	2,441,764
Nomura Holdings Incorporated (Financials, Capital Markets)	14,500	77,714
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	161,593	3,706,307
Seven & I Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	10,600	410,917

		16,746,137

Luxembourg: 0.31%
RTL Group SA (Consumer Discretionary, Media)	6,064	412,030

Netherlands: 4.79%
Akzo Nobel NV (Materials, Chemicals)	23,491	1,462,944
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	11,856	1,226,652
Heineken NV (Consumer Staples, Beverages)	4,147	310,828
ING Group NV (Financials, Banks)	252,482	3,438,570

		6,438,994

Russia: 0.27%
MMC Norilsk Nickel PJSC (Materials, Metals & Mining)	21,629	362,935

South Korea: 0.01%
Orion Corporation (Consumer Staples, Food Products)	18	10,470

Spain: 1.82%
Grifols SA (Health Care, Biotechnology)	44,705	876,541
Grifols SA ADR (Health Care, Biotechnology)	100,677	1,573,582

		2,450,123

Sweden: 1.16%
Swedbank AB Class A (Financials, Banks)	67,414	1,556,191

Switzerland: 7.39%
Actelion Limited (Health Care, Biotechnology)	6,140	1,183,673
LafargeHolcim Limited (Materials, Construction Materials)	24,233	1,283,512
Nestle SA (Consumer Staples, Food Products)	73,051	4,914,614

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2016 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security name			Shares	Value

Switzerland (continued)
Roche Holding AG (Health Care, Pharmaceuticals)			3,060	$682,307
UBS Group AG (Financials, Capital Markets)			116,663	1,855,455

				9,919,561

Taiwan: 2.11%
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)			493,000	2,830,578

Thailand: 0.14%
Thai Beverage PCL (Consumer Staples, Beverages)			311,500	190,158

United Kingdom: 15.06%
Aon plc (Financials, Insurance)			37,872	4,321,195
BHP Billiton plc (Materials, Metals & Mining)			51,436	845,325
British American Tobacco plc (Consumer Staples, Tobacco)			25,681	1,411,722
Coca-Cola European Partners plc (Consumer Staples, Beverages)			73,650	2,390,679
Conva Tec Limited (Health Care, Health Care Equipment & Supplies) †144A			430,131	1,280,868
Imperial Tobacco Group plc (Consumer Staples, Tobacco)			24,893	1,069,246
Liberty Global plc Class A (Consumer Discretionary, Media)			61,931	1,939,679
Liberty Global plc Class C (Consumer Discretionary, Media)			101,136	3,079,591
Liberty Global plc LiLAC Class A (Consumer Discretionary, Media) †«			9,208	198,709
Liberty Global plc LiLAC Class C (Consumer Discretionary, Media) †			14,073	297,925
St. James’s Place plc (Financials, Insurance)			11,697	137,572
Unilever plc (Consumer Staples, Personal Products)			34,191	1,367,241
Wolseley plc (Industrials, Trading Companies & Distributors)			32,418	1,884,076

				20,223,828

United States: 2.14%
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) †			2,183	1,638,494
WABCO Holdings Incorporated (Industrials, Machinery) †			12,575	1,238,763

				2,877,257

Total Common Stocks (Cost $123,698,895)				126,202,898

		Expiration date
Participation Notes: 2.22%

Ireland: 2.22%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)		10-29-2018	203,815	2,979,015

Total Participation Notes (Cost $2,299,114)				2,979,015

	Dividend yield
Preferred Stocks: 1.49%

Germany: 1.49%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±	1.44%		17,290	2,002,901

Total Preferred Stocks (Cost $1,464,874)				2,002,901

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	81

INTERNATIONAL GROWTH PORTFOLIO

Security name	Yield	Shares	Value
Short-Term Investments: 2.95%

Investment Companies: 2.95%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%	2,197,894	$2,198,114
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31	1,759,819	1,759,819

Total Short-Term Investments (Cost $3,957,933)			3,957,933

Total investments in securities (Cost $131,420,816) *	100.65%	135,142,747
Other assets and liabilities, net	(0.65)	(867,980)

Total net assets	100.00%	$134,274,767

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $131,355,071 and unrealized gains (losses) consists of:

Gross unrealized gains	$9,514,811
Gross unrealized losses	(5,727,135)

Net unrealized gains	$3,787,676

The following table shows the percent of total long-term investments by sector as of November 30, 2016:

Financials	24.57%
Consumer Staples	18.33
Industrials	13.45
Consumer Discretionary	8.89
Information Technology	8.52
Telecommunication Services	8.50
Health Care	8.28
Materials	7.96
Real Estate	1.50

100.00%

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2016 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.38%

Australia: 5.64%
Arrium Limited (Materials, Metals & Mining) †(a)	3,063,400	$49,771
Asaleo Care Limited (Consumer Staples, Personal Products)	1,262,800	1,436,072
Automotive Holdings Group Limited (Consumer Discretionary, Specialty Retail)	410,016	1,111,189
Bendigo Bank Limited (Financials, Banks)	272,500	2,424,793
BlueScope Steel Limited (Materials, Metals & Mining)	234,700	1,563,294
Boart Longyear Limited (Industrials, Construction & Engineering) †	199,991	18,460
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies)	207,386	565,102
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	200,200	1,574,471
CSR Limited (Materials, Construction Materials)	754,900	2,268,845
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	2,172,640
Fortescue Metals Group Limited (Materials, Metals & Mining)	380,300	1,648,487
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	455,500	1,597,729
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	350,500	3,522,631
McMillan Shakespeare Limited (Industrials, Professional Services)	158,800	1,158,587
Metcash Limited (Consumer Staples, Food & Staples Retailing) †«	1,164,200	1,770,989
Mincor Resources NL (Materials, Metals & Mining) †(i)	550,994	115,961
Mineral Resources Limited (Industrials, Metals & Mining)	144,300	1,339,438
Myer Holdings Limited (Consumer Discretionary, Multiline Retail)	1,059,500	997,544
Panoramic Resources Limited (Materials, Metals & Mining) †	180,600	44,010
Primary Health Care Limited (Health Care, Health Care Providers & Services)	339,000	918,728
Qantas Airways Limited (Industrials, Airlines)	821,700	2,002,388
Retail Food Group Limited (Consumer Discretionary, Food Products)	269,500	1,231,886
Seven Group Holdings Limited (Industrials, Trading Companies & Distributors)	157,700	992,184

		30,525,199

Austria: 1.27%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	62,900	2,032,935
Raiffeisen Bank International AG (Financials, Banks) †	81,200	1,478,938
RHI AG (Materials, Construction Materials)	64,721	1,562,926
Voestalpine AG (Materials, Metals & Mining)	47,700	1,807,588

		6,882,387

Brazil: 1.05%
Banco do Brasil SA (Financials, Banks)	309,500	2,608,108
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	72,400	729,769
JBS SA (Consumer Staples, Food Products)	805,600	2,324,820

		5,662,697

Canada: 2.03%
Magna International Incorporated (Consumer Discretionary, Auto Components) «	131,600	5,317,686
Open Text Corporation (Information Technology, Software)	59,700	3,803,858
WestJet Airlines Limited (Industrials, Airlines)	120,000	1,881,337

		11,002,881

China: 2.70%
China BlueChemical Limited H Shares (Materials, Chemicals)	1,984,000	455,298
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,670,924

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	83

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

China (continued)
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	2,970,000	$2,075,343
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	1,747,500	2,482,750
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	1,730,000	1,759,776
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	910,000	1,525,172
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	676,200	1,691,263
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	731,500	1,076,997
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	2,502,000	1,864,444

		14,601,967

Czech Republic: 0.17%
CEZ AS (Utilities, Electric Utilities)	57,500	933,331

Denmark: 0.95%
Danske Bank AS (Financials, Banks)	132,300	3,865,153
Sydbank AS (Financials, Banks)	43,000	1,264,823

		5,129,976

Finland: 0.23%
Tieto Oyj (Information Technology, IT Services)	48,200	1,222,969

France: 9.40%
Atos Origin SA (Information Technology, IT Services)	42,800	4,424,114
AXA SA (Financials, Insurance)	132,200	3,114,693
BNP Paribas SA (Financials, Banks)	49,100	2,850,676
Carrefour SA (Consumer Staples, Food & Staples Retailing)	133,200	3,122,724
Cie Generale des Establissements Michelin (Consumer Discretionary, Auto Components)	32,700	3,500,366
Credit Agricole SA (Financials, Banks)	219,328	2,475,643
Electricite de France SA (Utilities, Electric Utilities) «	148,600	1,574,149
Engie SA (Utilities, Multi-Utilities)	171,900	2,122,492
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	243,000	3,542,511
Renault SA (Consumer Discretionary, Automobiles)	40,500	3,190,964
Sanofi SA (Health Care, Pharmaceuticals)	123,800	9,986,347
SCOR SE (Financials, Insurance)	109,700	3,483,896
Societe Generale SA (Financials, Banks)	39,000	1,677,546
Thales SA (Industrials, Aerospace & Defense)	13,500	1,318,193
Total SA (Energy, Oil, Gas & Consumable Fuels)	93,700	4,464,387

		50,848,701

Germany: 8.27%
Allianz AG (Financials, Insurance)	35,700	5,667,928
Aurubis AG (Materials, Metals & Mining)	25,900	1,371,545
BASF SE (Materials, Chemicals)	46,500	3,991,431
Bayer AG (Health Care, Pharmaceuticals)	44,600	4,187,587
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	31,200	2,658,942
Daimler AG (Consumer Discretionary, Automobiles)	75,700	5,035,274
Deutsche Bank AG (Financials, Capital Markets) †	130,100	2,048,993
Deutsche Post AG (Industrials, Air Freight & Logistics)	74,100	2,315,993
E.ON SE (Utilities, Multi-Utilities)	87,200	575,492
Hannover Rueck SE (Financials, Insurance)	16,300	1,730,146
Metro AG (Consumer Staples, Food & Staples Retailing)	108,100	3,230,294

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2016 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Germany (continued)
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	23,200	$4,225,536
Siemens AG (Industrials, Industrial Conglomerates)	26,600	3,005,267
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	30,500	1,489,878
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	8,720	108,638
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	3,094,676

		44,737,620

Hong Kong: 2.13%
China Resources Cement Holdings Limited (Materials, Construction Materials)	2,350,000	1,008,896
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components) (i)	2,204,000	1,952,102
Lee & Man Paper Manufacturing Limited (Materials, Paper & Forest Products)	2,338,000	1,796,491
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	3,680,000	2,310,527
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	379,000	2,252,549
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	611,500	2,203,497

		11,524,062

Hungary: 0.22%
Richter Gedeon (Health Care, Pharmaceuticals)	58,400	1,166,323

India: 0.31%
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	50,800	1,679,956

Ireland: 0.71%
C&C Group plc (Consumer Staples, Beverages)	240,000	884,932
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	2,966,837

		3,851,769

Israel: 0.96%
Bank Hapoalim Limited (Financials, Banks)	542,900	3,267,631
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	1,905,194

		5,172,825

Italy: 1.61%
A2A SpA (Utilities, Multi-Utilities)	1,078,900	1,286,406
Enel SpA (Utilities, Electric Utilities)	688,400	2,782,696
Leonardo-Finmeccanica SpA (Industrials, Aerospace & Defense) †	184,000	2,388,901
Mediobanca SpA (Financials, Banks)	324,800	2,240,997

		8,699,000

Japan: 23.36%
Adeka Corporation (Materials, Chemicals)	155,300	2,089,128
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	46,400	1,983,270
Anritsu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	206,300	1,044,078
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	24,800	842,166
Aozora Bank Limited (Financials, Banks)	427,000	1,466,815
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	136,700	1,887,310
Calsonic Kansei Corporation (Consumer Discretionary, Auto Components)	326,000	4,998,068
Central Glass Company Limited (Industrials, Building Products)	444,000	1,754,189
CKD Corporation (Industrials, Machinery)	171,200	2,059,099

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	85

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Japan (continued)
Cocokara Fine Incorporated (Consumer Staples, Food & Staples Retailing)	15,100	$553,027
DCM Holdings Company Limited (Consumer Discretionary, Specialty Retail) «	143,100	1,292,097
Denka Company Limited (Materials, Chemicals)	682,000	3,010,445
DIC Incorporated (Materials, Chemicals)	100,700	3,111,529
Eizo Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	63,300	1,864,613
Fujikura Limited (Industrials, Electrical Equipment)	348,000	1,876,806
Geo Holdings Corporation (Consumer Discretionary, Specialty Retail)	91,700	992,305
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	327,800	1,745,803
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	221,400	2,610,625
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	2,740,207
Japan Airlines Company Limited (Industrials, Airlines)	80,700	2,387,741
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	245,400	6,432,888
Kureha Corporation (Materials, Chemicals)	27,100	1,106,219
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	2,078,563
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,545,903
Makino Milling Machine Company Limited (Industrials, Machinery)	232,000	1,638,530
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	2,824,796
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	60,500	2,887,374
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,100	1,123,308
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	278,200	4,216,588
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	657,100	3,847,083
Mizuho Financial Group Incorporated (Financials, Banks)	2,244,400	3,974,612
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	201,600	8,149,993
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	505,000	4,663,542
Nisshinbo Holdings Incorporated (Industrials, Industrial Conglomerates)	147,200	1,425,616
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	98,600	2,261,496
ORIX Corporation (Financials, Diversified Financial Services)	201,300	3,134,618
Resona Holdings Incorporated (Financials, Banks)	1,013,300	4,872,307
Sankyu Incorporated (Industrials, Road & Rail)	370,000	2,150,693
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	36,200	1,939,653
Sojitz Corporation (Industrials, Trading Companies & Distributors)	1,160,700	2,942,205
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	205,000	2,445,916
Sumitomo Heavy Industries Limited (Industrials, Machinery)	256,000	1,541,751
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	100,400	3,691,118
Sumitomo Osaka Cement Company (Materials, Construction Materials)	444,000	1,567,904
Suzuken Company Limited (Health Care, Health Care Providers & Services)	67,000	2,002,884
T-Gaia Corporation (Consumer Discretionary, Specialty Retail)	10,300	153,683
The Keiyo Bank Limited (Financials, Banks)	62,000	264,464
Toho Holdings Company Limited (Health Care, Health Care Providers & Services)	63,000	1,220,296
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	375,000	1,704,471
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	95,400	1,164,930
Tsumura & Company (Health Care, Pharmaceuticals)	53,700	1,452,747
UBE Industries Limited (Materials, Chemicals)	954,300	1,985,258
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	148,500	2,683,008

		126,403,738

Liechtenstein: 0.12%
VP Bank AG (Financials, Capital Markets)	6,558	664,379

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2016 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Netherlands: 2.01%
Aegon NV (Financials, Insurance)	334,000	$1,698,443
ING Group NV (Financials, Banks)	237,100	3,229,081
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	267,032	5,266,887
X 5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing) †	23,700	711,000

		10,905,411

Norway: 1.24%
Atea ASA (Information Technology, IT Services) (i)	84,900	777,829
DNB Nor ASA (Financials, Banks)	148,800	2,191,705
Marine Harvest ASA (Consumer Staples, Food Products)	97,500	1,753,321
Yara International ASA (Materials, Chemicals)	53,600	1,983,157

		6,706,012

Poland: 0.38%
Asseco Poland SA (Information Technology, Software)	101,800	1,273,802
KGHM Polska Miedz SA (Materials, Metals & Mining)	36,500	758,676

		2,032,478

Portugal: 0.21%
Sonae SGPS SA (Consumer Staples, Food & Staples Retailing)	1,362,100	1,147,679

Russia: 0.98%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	13,600
Gazprom Neft Sponsored ADR - London Exchange (Energy, Oil, Gas & Consumable Fuels) (i)	150,014	2,340,218
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	2,972,284

		5,326,102

Singapore: 0.81%
DBS Group Holdings Limited (Financials, Banks)	227,000	2,779,398
United Overseas Bank Limited (Financials, Banks)	113,000	1,609,049

		4,388,447

South Africa: 0.47%
Barclays Africa Group Limited (Financials, Banks)	161,100	1,800,223
Petra Diamonds Limited (Materials, Metals & Mining) †	367,347	757,461

		2,557,684

South Korea: 2.23%
BNK Financial Group Incorporated (Financials, Banks)	13,188	101,077
E-MART Limited (Consumer Staples, Food & Staples Retailing)	8,500	1,366,922
Industrial Bank of Korea (Financials, Banks)	192,500	2,148,860
KT&G Corporation (Consumer Staples, Tobacco)	31,300	2,811,257
Kwangju Bank (Financials, Banks)	13,510	119,031
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	19,000	3,673,068
Woori Bank (Financials, Banks)	178,044	1,827,576

		12,047,791

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	87

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Spain: 1.91%
Banco Santander Central Hispano SA (Financials, Banks)	429,681	$1,964,128
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	483,500	2,206,555
Gas Natural SDG SA (Utilities, Gas Utilities)	209,300	3,582,499
Iberdrola SA (Utilities, Electric Utilities)	433,600	2,609,789

		10,362,971

Sweden: 1.68%
Boliden AB (Materials, Metals & Mining)	122,600	3,166,427
Nordea Bank AB (Financials, Banks)	177,300	1,862,815
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	144,900	1,443,847
Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	207,200	1,066,913
Telia Company AB (Telecommunication Services, Diversified Telecommunication Services)	417,000	1,567,118

		9,107,120

Switzerland: 6.98%
Aryzta AG (Consumer Staples, Food Products)	42,100	1,793,815
Baloise Holding AG (Financials, Insurance)	28,800	3,470,050
Credit Suisse Group AG (Financials, Capital Markets)	273,395	3,635,586
Georg Fischer AG (Industrials, Machinery)	3,000	2,567,129
Helvetia Holding AG (Financials, Insurance)	4,600	2,391,168
Roche Holding AG (Health Care, Pharmaceuticals)	12,900	2,876,394
Swiss Life Holding AG (Financials, Insurance)	17,800	4,895,131
Swiss Reinsurance AG (Financials, Insurance)	75,700	6,969,135
UBS Group AG (Financials, Capital Markets)	158,900	2,527,209
Valiant Holding AG (Financials, Banks)	22,700	2,173,547
Zurich Insurance Group AG (Financials, Insurance)	17,100	4,482,296

		37,781,460

Taiwan: 1.10%
Hon Hai Precision Industry Company Limited GDR (Information Technology, Electronic Equipment, Instruments & Components)	49,100	245,991
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,255,000	3,228,752
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	1,035,000	2,464,672

		5,939,415

Thailand: 1.50%
Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,009,178
Krung Thai Bank PCL (Financials, Banks)	4,470,600	2,205,260
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	1,003,900	2,068,040
Thanachart Capital PCL (Financials, Banks)	1,481,500	1,826,987

		8,109,465

United Kingdom: 14.75%
3i Group plc (Financials, Capital Markets)	409,100	3,526,755
AMEC Foster Wheeler plc (Energy, Energy Equipment & Services)	83,300	454,421
AstraZeneca plc (Health Care, Pharmaceuticals)	30,100	1,562,748
Aviva plc (Financials, Insurance)	314,900	1,761,192
BAE Systems plc (Industrials, Aerospace & Defense)	939,800	7,061,144

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2016 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name		Shares	Value

United Kingdom (continued)
Barclays plc (Financials, Banks)		715,000	$1,931,905
Barratt Developments plc (Consumer Discretionary, Household Durables)		345,800	2,030,063
Bellway plc (Consumer Discretionary, Household Durables)		80,100	2,447,399
Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)		75,800	2,349,210
Bovis Homes Group plc (Consumer Discretionary, Household Durables)		108,600	1,104,707
BP plc (Energy, Oil, Gas & Consumable Fuels)		1,138,200	6,543,098
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)		252,200	1,126,838
Carillion plc (Industrials, Construction & Engineering)		764,400	2,360,437
Centrica plc (Utilities, Multi-Utilities)		898,500	2,364,199
Chemring Group plc (Industrials, Aerospace & Defense) †		324,766	674,536
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)		264,876	1,449,931
Debenhams plc (Consumer Discretionary, Multiline Retail)		1,238,200	858,276
easyJet plc (Industrials, Airlines)		103,400	1,280,803
Firstgroup plc (Industrials, Road & Rail) †		952,400	1,213,092
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		251,200	4,700,376
Inchcape plc (Consumer Discretionary, Distributors)		25,400	193,384
Indivior plc (Health Care, Pharmaceuticals)		371,600	1,499,915
International Consolidated Airlines Group SA (Industrials, Airlines)		182,900	992,040
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)		1,211,800	3,502,430
Kingfisher plc (Consumer Discretionary, Specialty Retail)		507,900	2,243,895
Lloyds Banking Group plc (Financials, Banks)		2,460,500	1,781,572
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)		379,900	1,562,412
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		558,800	940,384
Meggitt plc (Industrials, Aerospace & Defense)		316,900	1,873,090
Mitchells & Butlers plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		236,800	673,157
Mitie Group plc (Industrials, Commercial Services & Supplies) «		539,300	1,387,331
Mondi plc (Materials, Paper & Forest Products)		117,200	2,394,641
Old Mutual plc (Financials, Insurance)		698,000	1,658,468
Paragon Group of Companies plc (Financials, Thrifts & Mortgage Finance)		355,291	1,624,349
Premier Foods plc (Consumer Staples, Food Products) †		73,926	40,698
Redrow plc (Consumer Discretionary, Household Durables)		388,600	1,986,679
Restaurant Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		44,316	179,985
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)		104,800	2,777,898
Royal Mail plc (Industrials, Air Freight & Logistics)		382,800	2,244,403
Tullett Prebon plc (Financials, Capital Markets)		279,500	1,555,162
Vesuvius plc (Industrials, Machinery)		145,400	715,691
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		443,800	1,207,739

			79,836,453

Total Common Stocks (Cost $570,491,874)			526,958,268

	Dividend yield

Preferred Stocks: 0.26%

Brazil: 0.26%
Banco do Estado do Rio Grande do Sul SA (Financials, Banks) ±	5.91%	349,800	1,164,604
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±	5.66	109,056	254,740

Total Preferred Stocks (Cost $3,545,600)			1,419,344

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	89

INTERNATIONAL VALUE PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 2.96%

Investment Companies: 2.96%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%	9,471,381	$9,472,329
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31	6,504,594	6,504,594

Total Short-Term Investments (Cost $15,976,523)			15,976,923

Total investments in securities (Cost $590,013,997) *	100.60%	544,354,535
Other assets and liabilities, net	(0.60)	(3,225,536)

Total net assets	100.00%	$541,128,999

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

«	All or a portion of this security is on loan.

(i)	Illiquid security

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $590,510,958 and unrealized gains (losses) consists of:

Gross unrealized gains	$54,934,308
Gross unrealized losses	(101,090,731)

Net unrealized losses	$(46,156,423)

The following table shows the percent of total long-term investments by sector as of November 30, 2016:

Financials	26.84%
Consumer Discretionary	14.56
Industrials	13.90
Materials	9.18
Health Care	8.27
Consumer Staples	7.20
Telecommunication Services	5.38
Energy	5.25
Information Technology	4.75
Utilities	3.58
Real Estate	1.09

100.00%

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2016 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 100.26%

Consumer Discretionary: 6.22%

Hotels, Restaurants & Leisure: 1.20%
Norwegian Cruise Line Holdings Limited †	22,588	$899,228

Leisure Products: 1.19%
Mattel Incorporated	28,289	893,084

Media: 1.24%
Scripps Networks Interactive Incorporated Class A	13,361	925,383

Specialty Retail: 1.63%
Signet Jewelers Limited «	7,442	679,380
Williams-Sonoma Incorporated	9,848	539,473

		1,218,853

Textiles, Apparel & Luxury Goods: 0.96%
HanesBrands Incorporated	30,807	715,647

Consumer Staples: 6.50%

Beverages: 0.78%
Coca-Cola European Partners plc	18,027	585,156

Food & Staples Retailing: 0.91%
CVS Health Corporation	8,817	677,939

Food Products: 3.02%
ConAgra Foods Incorporated	22,948	841,962
Lamb Weston Holdings Incorporated †	24,397	816,812
TreeHouse Foods Incorporated †	8,597	595,944

		2,254,718

Household Products: 1.07%
The Procter & Gamble Company	9,735	802,748

Personal Products: 0.72%
Herbalife Limited †«	11,002	539,428

Energy: 13.70%

Energy Equipment & Services: 1.71%
Baker Hughes Incorporated	19,922	1,281,582

Oil, Gas & Consumable Fuels: 11.99%
Apache Corporation	14,744	972,367
Chevron Corporation	10,225	1,140,701
ConocoPhillips	33,992	1,649,292
Exxon Mobil Corporation	25,922	2,262,991
Kinder Morgan Incorporated	60,857	1,351,025
Noble Energy Incorporated	41,675	1,590,318

		8,966,694

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	91

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Financials: 24.10%

Banks: 14.51%
Bank of America Corporation	88,457	$1,868,212
BOK Financial Corporation «	17,834	1,432,427
CIT Group Incorporated	29,921	1,222,273
Citigroup Incorporated	28,047	1,581,570
First Republic Bank	10,675	874,283
FNB Corporation PA	102,222	1,561,952
JPMorgan Chase & Company	28,913	2,317,955

		10,858,672

Capital Markets: 3.26%
Affiliated Managers Group Incorporated †	4,699	695,922
Ameriprise Financial Incorporated	3,994	456,155
Goldman Sachs Group Incorporated	5,871	1,287,452

		2,439,529

Insurance: 6.33%
American International Group Incorporated	26,004	1,646,833
Arthur J. Gallagher & Company	19,125	962,944
Chubb Limited	8,758	1,121,024
MetLife Incorporated	18,213	1,001,897

		4,732,698

Health Care: 10.28%

Biotechnology: 1.81%
AbbVie Incorporated	9,462	575,290
Shire plc ADR	4,489	783,779

		1,359,069

Health Care Providers & Services: 2.50%
AmSurg Corporation †«	8,848	602,726
Cigna Corporation	5,034	678,281
HCA Holdings Incorporated †	8,291	587,749

		1,868,756

Pharmaceuticals: 5.97%
Allergan plc	3,972	771,760
Johnson & Johnson	6,914	769,528
Mallinckrodt plc †	14,270	752,029
Merck & Company Incorporated	14,988	917,116
Pfizer Incorporated	39,049	1,255,035

		4,465,468

Industrials: 10.60%

Aerospace & Defense: 2.55%
Curtiss-Wright Corporation	10,547	1,060,184
Orbital ATK Incorporated	9,957	849,631

		1,909,815

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2016 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Airlines: 1.09%
United Continental Holdings Incorporated †	11,852	$817,195

Electrical Equipment: 0.96%
Eaton Corporation plc	10,743	714,517

Industrial Conglomerates: 1.61%
General Electric Company	39,096	1,202,593

Machinery: 1.67%
Stanley Black & Decker Incorporated	10,506	1,246,327

Road & Rail: 1.23%
Norfolk Southern Corporation	8,656	921,518

Trading Companies & Distributors: 1.49%
HD Supply Holdings Incorporated †	28,463	1,116,888

Information Technology: 10.57%

Electronic Equipment, Instruments & Components: 2.12%
Synnex Corporation	7,320	855,781
TE Connectivity Limited	10,754	727,401

		1,583,182

Internet Software & Services: 1.38%
Alphabet Incorporated Class C †	1,362	1,032,450

IT Services: 1.01%
Alliance Data Systems Corporation	3,290	752,686

Semiconductors & Semiconductor Equipment: 2.71%
NXP Semiconductors NV †	8,734	865,976
Skyworks Solutions Incorporated	15,126	1,162,433

		2,028,409

Software: 0.79%
Citrix Systems Incorporated †	6,840	593,233

Technology Hardware, Storage & Peripherals: 2.56%
Apple Incorporated	6,384	705,560
NCR Corporation †	31,246	1,210,783

		1,916,343

Materials: 4.35%

Chemicals: 2.07%
Cabot Corporation	10,801	550,095
FMC Corporation	17,826	1,000,395

		1,550,490

Containers & Packaging: 2.28%
Crown Holdings Incorporated †	15,497	842,882
WestRock Company	16,768	858,522

		1,701,404

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	93

LARGE COMPANY VALUE PORTFOLIO

Security name		Shares	Value

Real Estate: 6.39%

Equity REITs: 6.39%
Alexandria Real Estate Equities Incorporated		16,994	$1,862,372
Prologis Incorporated		16,426	836,083
SL Green Realty Corporation		7,470	787,039
VEREIT Incorporated		88,980	737,644
Vornado Realty Trust		5,698	556,980

			4,780,118

Telecommunication Services: 2.12%

Diversified Telecommunication Services: 2.12%
AT&T Incorporated		20,511	792,340
Verizon Communications Incorporated		15,997	798,250

			1,590,590

Utilities: 5.43%

Electric Utilities: 4.43%
Duke Energy Corporation		13,747	1,014,116
Great Plains Energy Incorporated		45,713	1,206,366
The Southern Company		23,409	1,096,009

			3,316,491

Multi-Utilities: 1.00%
Black Hills Corporation «		12,675	744,656

Total Common Stocks (Cost $60,740,114)			75,003,557

	Yield
Short-Term Investments: 4.42%

Investment Companies: 4.42%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%	3,310,979	3,311,310

Total Short-Term Investments (Cost $3,311,198)			3,311,310

Total investments in securities (Cost $64,051,312) *	104.68%	78,314,867
Other assets and liabilities, net	(4.68)	(3,504,364)

Total net assets	100.00%	$74,810,503

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $64,189,829 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,729,328
Gross unrealized losses	(1,604,290)

Net unrealized gains	$14,125,038

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2016 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 95.13%

Consumer Discretionary: 13.25%

Auto Components: 1.39%
Gentherm Incorporated †	428,583	$13,650,369
Tower International Incorporated	280,761	7,355,938

		21,006,307

Diversified Consumer Services: 0.49%
Houghton Mifflin Harcourt Company †	673,835	7,445,877

Hotels, Restaurants & Leisure: 2.18%
Del Taco Restaurants Incorporated †	675,213	9,804,093
Extended Stay America Incorporated	867,711	13,501,583
Zoe’s Kitchen Incorporated «†	393,745	9,709,752

		33,015,428

Household Durables: 1.18%
Tempur-Pedic International Incorporated «†	137,287	8,690,267
William Lyon Homes Class A «†	465,911	9,225,038

		17,915,305

Media: 2.45%
IMAX Corporation «†	633,716	20,247,226
Lions Gate Entertainment Corporation «	450,595	10,543,923
Media General Incorporated †	346,667	6,368,273

		37,159,422

Specialty Retail: 4.95%
At Home Group Incorporated «†	334,908	4,313,615
Burlington Stores Incorporated †	182,737	16,066,237
Chico’s FAS Incorporated	607,888	9,306,765
Dick’s Sporting Goods Incorporated	260,543	15,390,275
Monro Muffler Brake Incorporated	180,411	10,788,578
Party City Holdco Incorporated «†	787,328	12,636,614
Sportsman’s Warehouse Holdings Incorporated †	722,719	6,504,471

		75,006,555

Textiles, Apparel & Luxury Goods: 0.61%
Kate Spade & Company †	620,807	9,218,984

Consumer Staples: 1.81%

Food Products: 0.91%
Snyders Lance Incorporated	371,994	13,860,496

Household Products: 0.90%
Central Garden & Pet Company Class A †	496,937	13,601,166

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	95

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Energy: 3.57%

Energy Equipment & Services: 0.54%
Mammoth Energy Services Incorporated †	246,374	$3,949,375
Smart Sand Incorporated †	308,988	4,223,866

		8,173,241

Oil, Gas & Consumable Fuels: 3.03%
Diamondback Energy Incorporated †	86,343	9,312,093
GasLog Limited «	520,749	8,175,759
Oasis Petroleum Incorporated †	629,047	9,416,834
PDC Energy Incorporated †	127,547	9,495,874
QEP Resources Incorporated	486,916	9,572,769

		45,973,329

Financials: 9.27%

Banks: 2.85%
ServisFirst Bancshares Incorporated	157,518	11,596,475
Signature Bank †	82,084	12,305,212
SVB Financial Group †	122,193	19,310,160

		43,211,847

Capital Markets: 3.81%
Evercore Partners Incorporated Class A	289,599	19,518,973
Stifel Financial Corporation †	309,969	15,451,955
Virtu Financial Incorporated Class A	799,166	11,068,449
Virtus Investment Partners Incorporated «	100,356	11,621,225

		57,660,602

Insurance: 1.33%
Argo Group International Holdings Limited	318,160	20,187,252

Thrifts & Mortgage Finance: 1.28%
Essent Group Limited †	635,448	19,393,873

Health Care: 20.62%

Biotechnology: 3.71%
Alder Biopharmaceuticals Incorporated «†	216,403	5,096,291
Alnylam Pharmaceuticals Incorporated †	128,703	5,646,201
Emergent BioSolutions Incorporated	184,706	4,942,733
Flexion Therapeutics Incorporated †	453,599	7,484,384
Galapagos NV	55,987	3,309,951
Intrexon Corporation «†	156,456	4,565,386
Ophthotech Corporation †	148,610	4,554,897
Portola Pharmaceuticals Incorporated †	282,149	5,075,861
Radius Health Incorporated «†	115,044	6,122,642
Tesaro Incorporated «†	68,924	9,352,298

		56,150,644

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2016 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Health Care Equipment & Supplies: 8.19%
Accuray Incorporated «†	1,502,649	$7,588,377
Analogic Corporation	140,682	12,963,846
Atricure Incorporated «†	493,150	8,871,769
Cerus Corporation «†	2,023,805	10,564,262
DexCom Incorporated †	156,767	10,235,317
Inogen Incorporated †	231,853	14,938,289
K2M Group Holdings Incorporated «†	599,308	11,266,990
Nevro Corporation «†	197,741	15,034,248
Novocure Limited «†	693,104	5,371,556
Obalon Therapeutics Incorporated «†	175,558	2,141,808
The Spectranetics Corporation †	576,206	12,590,101
Wright Medical Group NV «†	541,891	12,485,169

		124,051,732

Health Care Providers & Services: 4.83%
AMN Healthcare Services Incorporated †	516,420	17,196,786
HealthEquity Incorporated †	423,315	18,850,217
LifePoint Hospitals Incorporated †	127,242	6,991,948
Surgery Partners Incorporated «†	665,808	9,820,668
Teladoc Incorporated «†	451,456	8,284,218
The Ensign Group Incorporated	556,138	12,023,704

		73,167,541

Health Care Technology: 1.74%
Evolent Health Incorporated Class A «†	639,290	12,018,652
Medidata Solutions Incorporated †	176,517	9,749,034
Vocera Communications Incorporated †	253,550	4,614,610

		26,382,296

Life Sciences Tools & Services: 1.68%
ICON plc ADR †	276,389	20,906,064
Pacific BioSciences of California «†	606,224	4,613,365

		25,519,429

Pharmaceuticals: 0.47%
Pacira Pharmaceuticals Incorporated †	225,421	7,179,659

Industrials: 15.55%

Air Freight & Logistics: 0.70%
Hub Group Incorporated Class A †	248,722	10,657,738

Building Products: 4.65%
A.O. Smith Corporation	343,834	16,720,647
Apogee Enterprises Incorporated «	376,873	17,976,842
Masonite International Corporation †	156,523	10,142,690
NCI Building Systems Incorporated †	840,469	14,035,832
PGT Incorporated †	1,043,239	11,579,953

		70,455,964

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	97

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Commercial Services & Supplies: 3.11%
Copart Incorporated †	399,834	$21,878,916
KAR Auction Services Incorporated	311,248	13,122,216
West Corporation	507,728	12,114,390

		47,115,522

Construction & Engineering: 1.73%
Chicago Bridge & Iron Company NV	267,979	8,979,976
Granite Construction Incorporated	291,422	17,190,984

		26,170,960

Machinery: 2.20%
EnPro Industries Incorporated	242,570	14,748,256
SPX Corporation †	266,974	6,522,175
Wabash National Corporation †	871,045	12,011,711

		33,282,142

Professional Services: 1.48%
On Assignment Incorporated †	408,796	16,879,187
RPX Corporation †	524,539	5,481,433

		22,360,620

Road & Rail: 1.68%
Genesee & Wyoming Incorporated Class A †	177,927	13,593,623
Swift Transportation Company «†	478,378	11,945,099

		25,538,722

Information Technology: 27.24%

Communications Equipment: 0.93%
Ciena Corporation †	659,825	14,153,246

Electronic Equipment, Instruments & Components: 0.89%
OSI Systems Incorporated †	178,599	13,519,944

Internet Software & Services: 4.93%
2U Incorporated «†	481,364	15,913,894
Benefitfocus Incorporated «†	395,772	10,804,576
Cornerstone OnDemand Incorporated †	395,230	14,192,709
Hortonworks Incorporated «†	709,136	6,446,046
Mimecast Limited «†	308,131	6,304,360
Pandora Media Incorporated «†	632,881	7,354,077
Shopify Incorporated Class A †	330,468	13,770,602

		74,786,264

IT Services: 2.96%
Acxiom Corporation †	725,369	19,244,040
Maximus Incorporated	183,650	10,154,009
Vantiv Incorporated Class A †	272,902	15,399,860

		44,797,909

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2016 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 6.90%
Applied Micro Circuits Corporation †		1,446,062	$12,653,043
Cypress Semiconductor Corporation		1,370,032	15,412,860
FormFactor Incorporated †		1,168,758	13,090,090
Microsemi Corporation †		424,962	23,266,670
Nanometrics Incorporated †		376,654	9,005,797
Silicon Motion Technology Corporation		229,552	10,557,096
Teradyne Incorporated		841,804	20,523,182

			104,508,738

Software: 10.63%
Cadence Design Systems Incorporated †		735,628	19,332,304
CyberArk Software Limited «†		287,418	14,661,192
Nuance Communications Incorporated †		814,495	13,202,964
PTC Incorporated †		496,550	24,186,951
Realpage Incorporated †		647,839	18,528,195
Secureworks Corporation Class A «†		285,547	3,526,505
SS&C Technologies Holdings Incorporated		838,360	25,159,184
Synchronoss Technologies Incorporated †		214,327	10,390,573
Talend SA †		200,949	4,639,912
The Rubicon Project Incorporated †		681,139	5,142,599
Ultimate Software Group Incorporated †		54,951	11,261,108
Zendesk Incorporated †		520,474	11,080,891

			161,112,378

Materials: 2.71%

Construction Materials: 0.81%
Forterra Incorporated †		616,847	12,219,739

Metals & Mining: 0.99%
Steel Dynamics Incorporated		421,999	14,972,525

Paper & Forest Products: 0.91%
Boise Cascade Company †		607,382	13,848,310

Real Estate: 1.11%

Equity REITs: 1.11%
QTS Realty Trust Incorporated Class A		359,619	16,830,162

Total Common Stocks (Cost $1,226,035,864)			1,441,611,868

Yield
Short-Term Investments: 15.86%

Investment Companies: 15.86%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%	165,095,831	165,112,340
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31	75,190,164	75,190,164

Total Short-Term Investments (Cost $240,287,228)			240,302,504

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	99

SMALL COMPANY GROWTH PORTFOLIO

		Value
Total investments in securities (Cost $1,466,323,092) *	110.99%	$1,681,914,372
Other assets and liabilities, net	(10.99)	(166,551,894)

Total net assets	100.00%	$1,515,362,478

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,510,671,686 and unrealized gains (losses) consists of:

Gross unrealized gains	$279,923,404
Gross unrealized losses	(108,680,718)

Net unrealized gains	$171,242,686

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2016 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.67%

Consumer Discretionary: 17.61%

Auto Components: 1.81%
Metaldyne Performance Group Incorporated	93,100	$1,880,620
Visteon Corporation	27,790	2,186,239

		4,066,859

Automobiles: 0.99%
Thor Industries Incorporated	22,110	2,223,603

Diversified Consumer Services: 1.18%
DeVry Incorporated «	89,060	2,658,441

Hotels, Restaurants & Leisure: 3.99%
ClubCorp Holdings Incorporated	155,424	2,020,512
Eldorado Resorts Incorporated «†	165,790	2,279,613
Penn National Gaming Incorporated †	190,030	2,523,598
Red Robin Gourmet Burgers Incorporated †	41,970	2,159,357

		8,983,080

Household Durables: 2.60%
Century Communities Incorporated †	90,546	1,878,830
Taylor Morrison Home Corporation Class A †	115,990	2,297,762
TRI Pointe Homes Incorporated †	144,881	1,683,517

		5,860,109

Internet & Direct Marketing Retail: 0.80%
1-800-Flowers.com Incorporated Class A †	170,400	1,797,720

Media: 2.38%
Lions Gate Entertainment Corporation «	141,820	3,318,588
Scholastic Corporation	45,933	2,025,186

		5,343,774

Specialty Retail: 2.10%
Asbury Automotive Group Incorporated †	29,609	1,739,529
GNC Holdings Incorporated Class A	56,970	823,217
Urban Outfitters Incorporated †	68,450	2,163,020

		4,725,766

Textiles, Apparel & Luxury Goods: 1.76%
G-III Apparel Group Limited †	60,000	1,629,600
Oxford Industries Incorporated	32,000	2,325,120

		3,954,720

Consumer Staples: 2.14%

Food & Staples Retailing: 1.16%
The Andersons Incorporated	24,425	961,124
United Natural Foods Incorporated †	35,120	1,648,884

		2,610,008

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	101

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Food Products: 0.98%
Darling Ingredients Incorporated †	163,010	$2,202,265

Energy: 5.04%

Energy Equipment & Services: 1.80%
RPC Incorporated «	98,300	1,973,864
Unit Corporation †	85,160	2,069,388

		4,043,252

Oil, Gas & Consumable Fuels: 3.24%
Callon Petroleum Company †	114,600	2,021,544
Carrizo Oil & Gas Incorporated †	41,000	1,735,940
Delek US Holdings Incorporated	112,900	2,270,419
Scorpio Tankers Incorporated	301,400	1,274,922

		7,302,825

Financials: 27.50%

Banks: 19.50%
BancorpSouth Incorporated	78,592	2,243,802
Cathay General Bancorp	67,300	2,362,230
Chemical Financial Corporation	50,895	2,640,433
ConnectOne Bancorp Incorporated	74,920	1,760,620
Customers Bancorp Incorporated †	61,700	1,881,850
FCB Financial Holdings Class A †	58,700	2,597,475
Great Western Bancorp Incorporated	63,140	2,525,600
Independent Bank Group Incorporated	48,700	2,926,870
MB Financial Incorporated	56,400	2,440,428
Pinnacle Financial Partners Incorporated	36,560	2,358,120
Renasant Corporation	69,700	2,889,762
Sterling BanCorp	100,673	2,290,311
Umpqua Holdings Corporation	120,400	2,139,508
United Community Bank	92,800	2,522,304
Webster Financial Corporation	51,537	2,556,751
Western Alliance Bancorp †	58,678	2,741,436
Wintrust Financial Corporation	36,977	2,434,566
Yadkin Financial Corporation	77,800	2,548,728

		43,860,794

Capital Markets: 1.37%
Stifel Financial Corporation †	61,893	3,085,366

Consumer Finance: 1.00%
PRA Group Incorporated †	62,470	2,245,797

Insurance: 4.66%
American Equity Investment Life Holding Company	93,208	1,932,202
Horace Mann Educators Corporation	66,210	2,658,332
Kemper Corporation	54,310	2,223,995
OneBeacon Insurance Group Limited Class A	95,256	1,462,180
Primerica Incorporated	31,363	2,217,364

		10,494,073

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2016 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Thrifts & Mortgage Finance: 0.97%
Bofi Holding Incorporated «†	92,300	$2,181,049

Health Care: 5.69%

Health Care Equipment & Supplies: 0.80%
Merit Medical Systems Incorporated †	76,410	1,799,456

Health Care Providers & Services: 4.89%
Magellan Health Services Incorporated †	37,120	2,702,336
Molina Healthcare Incorporated †	44,540	2,354,384
Owens & Minor Incorporated	45,850	1,554,774
PharMerica Corporation †	103,710	2,494,226
Select Medical Holdings Corporation †	155,120	1,884,708

		10,990,428

Industrials: 10.21%

Aerospace & Defense: 0.97%
Triumph Group Incorporated	78,360	2,178,408

Commercial Services & Supplies: 3.05%
Interface Incorporated	131,220	2,283,228
LSC Communications Incorporated	96,461	1,990,955
West Corporation	108,110	2,579,505

		6,853,688

Construction & Engineering: 2.87%
Argan Incorporated	36,932	2,232,539
KBR Incorporated	107,290	1,792,816
Tutor Perini Corporation †	92,895	2,424,560

		6,449,915

Electrical Equipment: 0.89%
Generac Holdings Incorporated †	49,090	2,011,708

Professional Services: 1.23%
Korn/Ferry International	108,560	2,755,253

Trading Companies & Distributors: 1.20%
Air Lease Corporation	75,500	2,707,430

Information Technology: 13.59%

Communications Equipment: 1.95%
Comtech Telecommunications Corporation	151,970	1,747,655
NetScout Systems Incorporated †	84,350	2,631,720

		4,379,375

Electronic Equipment, Instruments & Components: 3.30%
Anixter International Incorporated †	26,120	2,041,278
Jabil Circuit Incorporated	123,910	2,620,697
VeriFone Systems Incorporated †	98,000	1,655,220
Vishay Intertechnology Incorporated	72,381	1,098,418

		7,415,613

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	103

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

IT Services: 1.13%
Cardtronics Incorporated †	51,610	$2,553,147

Semiconductors & Semiconductor Equipment: 4.47%
Cirrus Logic Incorporated †	60,070	3,303,850
Integrated Device Technology Incorporated †	72,814	1,703,848
MKS Instruments Incorporated	36,870	2,121,869
Veeco Instruments Incorporated †	110,140	2,935,231

		10,064,798

Software: 2.27%
Nuance Communications Incorporated †	147,450	2,390,165
Tivo Corporation †	134,460	2,722,815

		5,112,980

Technology Hardware, Storage & Peripherals: 0.47%
Avid Technology Incorporated †	250,880	1,056,205

Materials: 3.18%

Chemicals: 2.04%
A. Schulman Incorporated	78,000	2,597,400
Cabot Corporation	39,200	1,996,456

		4,593,856

Metals & Mining: 1.14%
Ferroglobe plc (a)	224,340	0
Ferroglobe plc	224,340	2,559,719

		2,559,719

Real Estate: 9.20%

Equity REITs: 8.41%
Brandywine Realty Trust	139,500	2,141,325
Corporate Office Properties Trust	75,600	2,163,672
Cousins Properties Incorporated	281,500	2,226,665
Equity Commonwealth †	76,200	2,215,896
Four Corners Property Trust Incorporated	123,100	2,361,058
Kite Realty Group Trust	83,100	1,998,555
Pennsylvania Real Estate Investment Trust	94,500	1,811,565
Ramco-Gershenson Properties Trust	101,721	1,726,205
Sunstone Hotel Investors Incorporated	156,680	2,278,127

		18,923,068

Real Estate Management & Development: 0.79%
Alexander & Baldwin Incorporated	40,281	1,775,184

Utilities: 3.51%

Electric Utilities: 2.70%
El Paso Electric Company	45,031	2,028,647
PNM Resources Incorporated	61,127	1,931,613
Portland General Electric Company	50,924	2,118,438

		6,078,698

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2016 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name			Shares	Value

Gas Utilities: 0.81%
Southwest Gas Corporation			24,490	$1,815,436

Total Common Stocks (Cost $181,313,891)				219,713,866

		Expiration date

Warrants: 0.00%

Health Care: 0.00%

Health Care Equipment & Supplies: 0.00%
EnteroMedics Incorporated †(a)		2-15-2017	9,104	0

Total Warrants (Cost $0)				0

	Yield
Short-Term Investments: 6.71%

Investment Companies: 6.71%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65%		11,761,436	11,762,612
Wells Fargo Government Money Market Fund Select Class (u)	0.31		3,332,087	3,332,087

Total Short-Term Investments (Cost $15,094,012)				15,094,699

Total investments in securities (Cost $196,407,903) *	104.38%	234,808,565
Other assets and liabilities, net	(4.38)	(9,860,757)

Total net assets	100.00%	$224,947,808

«	All or a portion of this security is on loan.

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $198,335,771 and unrealized gains (losses) consists of:

Gross unrealized gains	$45,949,979
Gross unrealized losses	(9,477,185)

Net unrealized gains	$36,472,794

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

106	Wells Fargo Equity Gateway Funds	Statements of assets and liabilities—November 30, 2016 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$333,382,884	$104,406,481
In affiliated securities, at value (see cost below)	18,117,049	2,510,658

Total investments, at value (see cost below)	351,499,933	106,917,139
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	4,478,407	963,672
Receivable for dividends	617,956	154,365
Receivable for daily variation margin on open futures contracts	0	0
Receivable for securities lending income	5,946	1,412
Prepaid expenses and other assets	2,664	0

Total assets	356,604,906	108,036,588

Liabilities
Payable for investments purchased	6,514,762	944,357
Payable upon receipt of securities loaned	6,884,850	1,030,168
Payable for daily variation margin on open futures contracts	0	0
Due to custodian bank	0	0
Advisory fee payable	179,778	43,360
Accrued expenses and other liabilities	28,289	55,735

Total liabilities	13,607,679	2,073,620

Total net assets	$342,997,227	$105,962,968

Investments in unaffiliated securities (including securities on loan), at cost	$252,599,693	$71,168,423

Investments in affiliated securities, at cost	$18,117,000	$2,510,604

Total investments, at cost	$270,716,693	$73,679,027

Securities on loan, at value	$6,741,288	$1,004,578

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	107

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$784,260,385	$2,130,086,939	$131,184,814	$528,377,612	$75,003,557	$1,441,611,868	$219,713,866
105,232,529	39,437,716	3,957,933	15,976,923	3,311,310	240,302,504	15,094,699

889,492,914	2,169,524,655	135,142,747	544,354,535	78,314,867	1,681,914,372	234,808,565
0	0	129,529	6,056,644	0	0	0
6,071,508	81,572,756	2,484,487	2,082,015	11	4,876,065	7,523,952
988,515	5,635,238	368,292	1,744,463	188,595	563,364	189,002
0	11,930	0	0	0	0	0
58,139	3,569	5,007	13,699	1,404	175,837	5,811
0	59,534	0	0	0	9,093	562

896,611,076	2,256,807,682	138,130,062	554,251,356	78,504,877	1,687,538,731	242,527,892

4,316,099	0	1,497,296	3,215,938	0	6,099,373	5,647,301
85,985,863	12,147,358	2,197,722	9,469,808	3,311,197	165,095,222	11,761,925
0	10,250	0	0	0	0	0
0	0	0	0	316,141	0	0
511,877	158,516	89,665	332,625	37,729	941,243	143,619
65,959	11,879,030	70,612	103,986	29,307	40,415	27,239

90,879,798	24,195,154	3,855,295	13,122,357	3,694,374	172,176,253	17,580,084

$805,731,278	$2,232,612,528	$134,274,767	$541,128,999	$74,810,503	$1,515,362,478	$224,947,808

$560,292,720	$952,633,972	$127,462,883	$574,037,474	$60,740,114	$1,226,035,864	$181,313,891

$105,224,647	$25,642,455	$3,957,933	$15,976,523	$3,311,198	$240,287,228	$15,094,012

$665,517,367	$978,276,427	$131,420,816	$590,013,997	$64,051,312	$1,466,323,092	$196,407,903

$83,950,774	$11,407,707	$2,094,957	$8,970,460	$3,241,542	$160,714,454	$11,468,149

$0	$0	$131,433	$6,220,868	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Equity Gateway Funds	Statements of operations—six months ended November 30, 2016 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Investment income
Dividends*	$2,806,863	$609,679
Income from affiliated securities	17,185	2,589
Securities lending income, net	23,186	6,747
Interest	0	0

Total investment income	2,847,234	619,015

Expenses
Advisory fee	1,031,131	369,429
Custody and accounting fees	11,931	11,618
Professional fees	22,130	24,088
Shareholder report expenses	531	1,025
Trustees’ fees and expenses	6,301	26,722
Other fees and expenses	4,552	6,702

Total expenses	1,076,576	439,584
Less: Fee waivers and/or expense reimbursements	0	(86,011)

Net expenses	1,076,576	353,573

Net investment income (loss)	1,770,658	265,442

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	8,791,368	3,915,816
Affiliated securities	0	0
Futures transactions	0	0

Net realized gain (losses) on investments	8,791,368	3,915,816

Net change in unrealized gains (losses) on:
Unaffiliated securities	13,101,251	(3,207,811)
Affiliated securities	49	54
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	13,101,300	(3,207,757)

Net realized and unrealized gains (losses) on investments	21,892,668	708,059

Net increase (decrease) in net assets resulting from operations	$23,663,326	$973,501

* Net of foreign dividend withholding taxes in the amount of	$72,523	$2,418

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2016 (unaudited)	Wells Fargo Equity Gateway Funds	109

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$3,598,699	$25,227,234	$879,602	$6,732,564	$816,661	$3,366,760	$1,732,589
24,884	450,895	7,750	3,094	2,676	100,092	11,184
679,956	74,593	86,292	265,478	7,799	1,326,542	67,549
0	2,259	0	0	0	0	0

4,303,539	25,754,981	973,644	7,001,136	827,136	4,793,394	1,811,322

3,363,418	986,981	606,777	2,077,052	253,421	5,256,376	869,756
27,112	70,665	38,146	94,073	5,186	40,181	11,556
23,494	30,361	34,775	30,416	24,502	24,297	23,329
2,262	3,561	298	1,323	317	992	1,394
6,125	4,773	12,345	5,982	10,742	5,971	6,023
17,018	15,565	27,186	26,969	6,734	12,515	4,721

3,439,429	1,111,906	719,527	2,235,815	300,902	5,340,332	916,779
0	0	0	0	(13,016)	0	0

3,439,429	1,111,906	719,527	2,235,815	287,886	5,340,332	916,779

864,110	24,643,075	254,117	4,765,321	539,250	(546,938)	894,543

77,141,486	114,919,856	1,849,535	(8,467,844)	2,024,711	7,468,252	14,766,624
0	1,344,108	391	2,122	0	0	0
0	2,844,137	0	0	0	0	0

77,141,486	119,108,101	1,849,926	(8,465,722)	2,024,711	7,468,252	14,766,624

37,134,260	(9,907,265)	(11,938,708)	11,362,749	2,642,198	136,434,698	16,402,776
7,882	(314,536)	0	400	112	(1,842)	687
0	(1,096,995)	0	0	0	0	0

37,142,142	(11,318,796)	(11,938,708)	11,363,149	2,642,310	136,432,856	16,403,463

114,283,628	107,789,305	(10,088,782)	2,897,427	4,667,021	143,901,108	31,170,087

$115,147,738	$132,432,380	$(9,834,665)	$7,662,748	$5,206,271	$143,354,170	$32,064,630

0	$24,170	$114,192	$829,962	$12,664	$20,750	$2,146

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	C&B Large Cap Value Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$1,770,658	$4,128,282
Net realized gains on investments	8,791,368	14,000,084
Net change in unrealized gains (losses) on investments	13,101,300	(18,760,215)

Net increase (decrease) in net assets resulting from operations	23,663,326	(631,849)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	57,623,968	38,393,377
Withdrawals	(31,254,356)	(80,332,043)

Net increase (decrease) in net assets resulting from capital share transactions	26,369,612	(41,938,666)

Total increase (decrease) in net assets	50,032,938	(42,570,515)

Net assets
Beginning of period	292,964,289	335,534,804

End of period	$342,997,227	$292,964,289

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Equity Gateway Funds	111

	Diversified Large Cap Growth Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$265,442	$336,085
Net realized gains on investments	3,915,816	5,117,947
Net change in unrealized gains (losses) on investments	(3,207,757)	(7,846,480)

Net increase (decrease) in net assets resulting from operations	973,501	(2,392,448)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,585,353	7,089,759
Withdrawals	(12,354,362)	(12,268,696)

Net decrease in net assets resulting from capital share transactions	(10,769,009)	(5,178,937)

Total decrease in net assets	(9,795,508)	(7,571,385)

Net assets
Beginning of period	115,758,476	123,329,861

End of period	$105,962,968	$115,758,476

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	Emerging Growth Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income (loss)	$864,110	$(3,962,052)
Net realized gains on investments	77,141,486	18,746,231
Net change in unrealized gains (losses) on investments	37,142,142	(175,228,106)

Net increase (decrease) in net assets resulting from operations	115,147,738	(160,443,927)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	39,242,680	105,565,223
Withdrawals	(247,146,805)	(194,401,064)

Net decrease in net assets resulting from capital share transactions	(207,904,125)	(88,835,841)

Total decrease in net assets	(92,756,387)	(249,279,768)

Net assets
Beginning of period	898,487,665	1,147,767,433

End of period	$805,731,278	$898,487,665

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Equity Gateway Funds	113

	Index Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$24,643,075	$51,941,420
Net realized gains on investments	119,108,101	154,402,400
Net change in unrealized gains (losses) on investments	(11,318,796)	(179,622,273)

Net increase in net assets resulting from operations	132,432,380	26,721,547

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	17,832,463	66,728,942
Withdrawals	(258,064,773)	(523,281,965)

Net decrease in net assets resulting from capital share transactions	(240,232,310)	(456,553,023)

Total decrease in net assets	(107,799,930)	(429,831,476)

Net assets
Beginning of period	2,340,412,458	2,770,243,934

End of period	$2,232,612,528	$2,340,412,458

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	International Growth Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$254,117	$1,728,257
Net realized gains (losses) on investments	1,849,926	(1,635,815)
Net change in unrealized gains (losses) on investments	(11,938,708)	(20,243,476)

Net decrease in net assets resulting from operations	(9,834,665)	(20,151,034)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,143,369	15,674,750
Withdrawals	(6,410,552)	(5,551,430)

Net increase (decrease) in net assets resulting from capital share transactions	(4,267,183)	10,123,320

Total decrease in net assets	(14,101,848)	(10,027,714)

Net assets
Beginning of period	148,376,615	158,404,329

End of period	$134,274,767	$148,376,615

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Equity Gateway Funds	115

	International Value Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$4,765,321	$12,349,092
Net realized losses on investments	(8,465,722)	(1,517,228)
Net change in unrealized gains (losses) on investments	11,363,149	(73,474,825)

Net increase (decrease) in net assets resulting from operations	7,662,748	(62,642,961)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	62,062,545	46,792,442
Withdrawals	(36,915,264)	(10,044,159)

Net increase in net assets resulting from capital share transactions	25,147,281	36,748,283

Total increase (decrease) in net assets	32,810,029	(25,894,678)

Net assets
Beginning of period	508,318,970	534,213,648

End of period	$541,128,999	$508,318,970

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	Large Company Value Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$539,250	$1,196,671
Net realized gains (losses) on investments	2,024,711	(1,089,821)
Net change in unrealized gains (losses) on investments	2,642,310	(3,378,107)

Net increase (decrease) in net assets resulting from operations	5,206,271	(3,271,257)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	474,857	6,867,155
Withdrawals	(9,985,455)	(6,977,356)

Net decrease in net assets resulting from capital share transactions	(9,510,598)	(110,201)

Total decrease in net assets	(4,304,327)	(3,381,458)

Net assets
Beginning of period	79,114,830	82,496,288

End of period	$74,810,503	$79,114,830

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Equity Gateway Funds	117

	Small Company Growth Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment loss	$(546,938)	$(288,808)
Net realized gains (losses) on investments	7,468,252	(95,998,247)
Net change in unrealized gains (losses) on investments	136,432,856	(55,183,521)

Net increase (decrease) in net assets resulting from operations	143,354,170	(151,470,576)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	287,537,092	708,902,550
Withdrawals	(112,125,224)	(112,220,954)

Net increase in net assets resulting from capital share transactions	175,411,868	596,681,596

Total increase in net assets	318,766,038	445,211,020

Net assets
Beginning of period	1,196,596,440	751,385,420

End of period	$1,515,362,478	$1,196,596,440

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	Small Company Value Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$894,543	$1,286,924
Net realized gains on investments	14,766,624	12,552,384
Net change in unrealized gains (losses) on investments	16,403,463	(24,625,962)

Net increase (decrease) in net assets resulting from operations	32,064,630	(10,786,654)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	14,301,944	36,132,062
Withdrawals	(38,988,536)	(23,471,861)

Net increase (decrease) in net assets resulting from capital share transactions	(24,686,592)	12,660,201

Total increase in net assets	7,378,038	1,873,547

Net assets
Beginning of period	217,569,770	215,696,223

End of period	$224,947,808	$217,569,770

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Equity Gateway Funds	119

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

C&B Large Cap Value Portfolio
Six months ended November 30, 2016 (unaudited)	1.12%	0.68%	0.68%	7.80%	32%
Year ended May 31, 2016	1.33%	0.68%	0.68%	0.35%	29%
Year ended May 31, 2015	1.20%	0.68%	0.68%	10.29%	35%
Year ended May 31, 2014	1.35%	0.68%	0.68%	17.80%	22%
Year ended May 31, 2013	1.73%	0.68%	0.68%	29.30%	18%
Year ended May 31, 2012	1.81%	0.68%	0.68%	(4.61)%	21%

Diversified Large Cap Growth Portfolio
Six months ended November 30, 2016 (unaudited)	0.47%	0.77%	0.62%	0.77%	36%
Year ended May 31, 2016	0.29%	0.74%	0.62%	(2.28)%	59%
Year ended May 31, 2015	0.28%	0.72%	0.62%	13.11%	46%
Year ended May 31, 2014	0.15%	0.72%	0.62%	21.70%	54%
Year ended May 31, 2013	0.51%	0.71%	0.62%	20.30%	56%
Year ended May 31, 2012	0.24%	0.71%	0.62%	1.26%	79%

Emerging Growth Portfolio
Six months ended November 30, 2016 (unaudited)	0.20%	0.81%	0.81%	14.08%	50%
Year ended May 31, 2016	(0.40)%	0.80%	0.80%	(14.47)%	66%
Year ended May 31, 2015	(0.63)%	0.80%	0.80%	24.02%	56%
Year ended May 31, 2014	(0.62)%	0.80%	0.80%	11.92%	63%
Year ended May 31, 2013	(0.47)%	0.80%	0.80%	20.53%	65%
Year ended May 31, 2012	(0.57)%	0.80%	0.80%	(4.83)%	75%

Index Portfolio
Six months ended November 30, 2016 (unaudited)	2.15%	0.10%	0.10%	5.95%	5%
Year ended May 31, 2016	2.12%	0.11%	0.10%	1.62%	4%
Year ended May 31, 2015	1.96%	0.11%	0.11%	11.69%	4%
Year ended May 31, 2014	1.99%	0.10%	0.10%	20.33%	5%
Year ended May 31, 2013	2.20%	0.09%	0.09%	27.22%	4%
Year ended May 31, 2012	2.09%	0.10%	0.10%	(0.52)%	9%

International Growth Portfolio
Six months ended November 30, 2016 (unaudited)	0.35%	0.99%	0.99%	(6.84)%	59%
Year ended May 31, 2016	1.16%	0.99%	0.99%	(12.40)%	62%
Year ended May 31, 2015	0.76%	1.00%	1.00%	5.13%	51%
Year ended May 31, 2014	1.13%	1.00%	1.00%	16.45%	46%
Year ended May 31, 2013	1.63%	1.04%	1.04%	30.34%	46%
Year ended May 31, 2012	2.04%	0.97%	0.90%	(9.44)%	69%

International Value Portfolio
Six months ended November 30, 2016 (unaudited)	1.92%	0.90%	0.90%	1.41%	15%
Year ended May 31, 2016	2.50%	0.91%	0.91%	(11.85)%	14%
Year ended May 31, 2015	2.45%	0.91%	0.91%	(1.04)%	18%
Year ended May 31, 2014	3.09%	0.91%	0.91%	18.22%	11%
Year ended May 31, 2013	3.04%	0.91%	0.91%	29.45%	16%
Year ended May 31, 2012	3.44%	0.91%	0.85%	(21.07)%	9%

Large Company Value Portfolio
Six months ended November 30, 2016 (unaudited)	1.38%	0.77%	0.74%	7.09%	33%
Year ended May 31, 2016	1.54%	0.76%	0.74%	(3.92)%	50%
Year ended May 31, 2015	1.09%	0.74%	0.74%	7.90%	72%
Year ended May 31, 2014	0.99%	0.73%	0.73%	20.26%	62%
Year ended May 31, 2013	1.49%	0.78%	0.74%	28.91%	95%
Year ended May 31, 2012	1.67%	0.77%	0.74%	(6.06)%	104%

Please see footnote on page 120.

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Equity Gateway Funds	Financial highlights

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

Small Company Growth Portfolio
Six months ended November 30, 2016 (unaudited)	(0.08)%	0.79%	0.79%	11.25%	35%
Year ended May 31, 2016	(0.03)%	0.80%	0.80%	(13.86)%	49%
Year ended May 31, 2015	(0.32)%	0.82%	0.82%	18.07%	58%
Year ended May 31, 2014	(0.37)%	0.83%	0.83%	23.47%	77%
Year ended May 31, 2013	(0.02)%	0.86%	0.86%	31.39%	109%
Year ended May 31, 2012	(0.12)%	0.83%	0.83%	(10.75)%	107%

Small Company Value Portfolio
Six months ended November 30, 2016 (unaudited)	0.82%	0.84%	0.84%	15.63%	55%
Year ended May 31, 2016	0.62%	0.85%	0.85%	(4.96)%	72%
Year ended May 31, 2015	0.89%	0.84%	0.84%	7.29%	54%
Year ended May 31, 2014	0.89%	0.85%	0.85%	18.09%	47%
Year ended May 31, 2013	0.58%	0.85%	0.85%	30.76%	57%
Year ended May 31, 2012	0.69%	0.84%	0.84%	(7.17)%	60%

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	121

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following portfolios: Wells Fargo C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), Wells Fargo Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio”), Wells Fargo Emerging Growth Portfolio (“Emerging Growth Portfolio”), Wells Fargo Index Portfolio (“Index Portfolio”), Wells Fargo International Growth Portfolio (“International Growth Portfolio”), Wells Fargo International Value Portfolio (“International Value Portfolio”), Wells Fargo Large Company Value Portfolio (“Large Company Value Portfolio”), Wells Fargo Small Company Growth Portfolio (“Small Company Growth Portfolio”), and Wells Fargo Small Company Value Portfolio (“Small Company Value Portfolio”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolios may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2016, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

122	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolios may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continues to receive interest or dividends on the securities loaned. The Portfolios receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

Futures contracts

The Portfolios are subject to interest rate risk or equity price risk in the normal course of pursuing its investment objectives. A Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	123

Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

124	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of November 30, 2016:

C&B Large Cap Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$45,457,959	$0	$0	$45,457,959
Consumer staples	19,029,992	0	0	19,029,992
Energy	19,213,225	0	0	19,213,225
Financials	87,174,769	0	0	87,174,769
Health care	48,543,758	0	0	48,543,758
Industrials	58,457,819	0	0	58,457,819
Information technology	30,540,150	0	0	30,540,150
Materials	19,459,231	0	0	19,459,231
Real estate	5,505,981	0	0	5,505,981

Short-term investments
Investment companies	11,232,148	0	0	11,232,148

Investments measured at net asset value*				6,884,901
Total assets	$344,615,032	$0	$0	$351,499,933

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $6,884,901 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Diversified Large Cap Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$21,402,883	$0	$0	$21,402,883
Consumer staples	5,572,591	0	0	5,572,591
Energy	1,782,242	0	0	1,782,242
Financials	2,296,381	0	0	2,296,381
Health care	13,604,408	0	0	13,604,408
Industrials	10,107,453	0	0	10,107,453
Information technology	46,002,248	0	0	46,002,248
Materials	3,323,283	0	0	3,323,283
Real estate	314,992	0	0	314,992

Short-term investments
Investment companies	1,480,422	0	0	1,480,422

Investments measured at net asset value*				1,030,236
Total assets	$105,886,903	$0	$0	$106,917,139

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $1,030,236 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	125

Emerging Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$97,844,644	$0	$0	$97,844,644
Energy	29,132,524	0	0	29,132,524
Financials	50,342,994	0	0	50,342,994
Health care	231,364,222	0	0	231,364,222
Industrials	129,383,334	0	0	129,383,334
Information technology	246,192,667	0	0	246,192,667

Short-term investments
Investment companies	19,236,622	0	0	19,236,622

Investments measured at net asset value*				85,995,907
Total assets	$803,497,007	$0	$0	$889,492,914

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $85,995,907 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Index Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$265,600,771	$0	$0	$265,600,771
Consumer staples	199,664,800	0	0	199,664,800
Energy	162,080,388	0	0	162,080,388
Financials	315,695,072	0	0	315,695,072
Health care	296,145,311	0	0	296,145,311
Industrials	225,442,553	0	0	225,442,553
Information technology	448,558,109	0	0	448,558,109
Materials	62,655,100	0	0	62,655,100
Real estate	59,619,341	0	0	59,619,341
Telecommuniciation services	53,850,175	0	0	53,850,175
Utilities	66,261,626	0	0	66,261,626

Short-term investments
U.S. Treasury securities	1,802,103	0	0	1,802,103

Investments measured at net asset value*				12,149,306
	2,157,375,349	0	0	2,169,524,655
Futures contracts	11,930	0	0	11,930
Total assets	$2,157,387,279	$0	$0	$2,169,536,585
Liabilities
Futures contracts	$10,250	$0	$0	$10,250
Total liabilities	$10,250	$0	$0	$10,250

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $12,149,306 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

126	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

International Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$1,968,371	$0	$0	$1,968,371
Belgium	1,305,628	0	0	1,305,628
Canada	5,675,182	0	0	5,675,182
China	7,684,608	0	0	7,684,608
Denmark	602,226	0	0	602,226
France	5,531,327	0	0	5,531,327
Germany	24,787,331	0	0	24,787,331
Hong Kong	4,591,878	0	0	4,591,878
Indonesia	311,256	0	0	311,256
Ireland	7,100,910	0	0	7,100,910
Italy	2,625,919	0	0	2,625,919
Japan	16,746,137	0	0	16,746,137
Luxembourg	412,030	0	0	412,030
Netherlands	6,438,994	0	0	6,438,994
Russia	362,935	0	0	362,935
South Korea	10,470	0	0	10,470
Spain	2,450,123	0	0	2,450,123
Sweden	1,556,191	0	0	1,556,191
Switzerland	9,919,561	0	0	9,919,561
Taiwan	2,830,578	0	0	2,830,578
Thailand	190,158	0	0	190,158
United Kingdom	20,223,828	0	0	20,223,828
United States	2,877,257	0	0	2,877,257

Participation Notes
Ireland	0	2,979,015	0	2,979,015

Preferred stocks
Germany	2,002,901	0	0	2,002,901

Short-term investments
Investment companies	1,759,819	0	0	1,759,819

Investments measured at net asset value*				2,198,114
Total assets	$129,965,618	$2,979,015	$0	$135,142,747

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $2,198,114 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	127

International Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$30,475,428	$0	$49,771	$30,525,199
Austria	6,882,387	0	0	6,882,387
Brazil	5,662,697	0	0	5,662,697
Canada	11,002,881	0	0	11,002,881
China	14,601,967	0	0	14,601,967
Czech Republic	933,331	0	0	933,331
Denmark	5,129,976	0	0	5,129,976
Finland	1,222,969	0	0	1,222,969
France	50,848,701	0	0	50,848,701
Germany	44,737,620	0	0	44,737,620
Hong Kong	11,524,062	0	0	11,524,062
Hungary	1,166,323	0	0	1,166,323
India	1,679,956	0	0	1,679,956
Ireland	3,851,769	0	0	3,851,769
Israel	5,172,825	0	0	5,172,825
Italy	8,699,000	0	0	8,699,000
Japan	126,403,738	0	0	126,403,738
Liechtenstein	664,379	0	0	664,379
Netherlands	10,905,411	0	0	10,905,411
Norway	6,706,012	0	0	6,706,012
Poland	2,032,478	0	0	2,032,478
Portugal	1,147,679	0	0	1,147,679
Russia	5,326,102	0	0	5,326,102
Singapore	4,388,447	0	0	4,388,447
South Africa	2,557,684	0	0	2,557,684
South Korea	12,047,791	0	0	12,047,791
Spain	10,362,971	0	0	10,362,971
Sweden	9,107,120	0	0	9,107,120
Switzerland	37,781,460	0	0	37,781,460
Taiwan	5,939,415	0	0	5,939,415
Thailand	8,109,465	0	0	8,109,465
United Kingdom	79,836,453	0	0	79,836,453

Preferred stocks
Brazil	1,419,344	0	0	1,419,344

Short-term investments
Investment companies	6,504,594	0	0	6,504,594

Investments measured at net asset value*				9,472,329
Total assets	$534,832,435	$0	$49,771	$544,354,535

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $9,472,329 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

128	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

Large Company Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$4,652,195	$0	$0	$4,652,195
Consumer staples	4,859,989	0	0	4,859,989
Energy	10,248,276	0	0	10,248,276
Financials	18,030,899	0	0	18,030,899
Health care	7,693,293	0	0	7,693,293
Industrials	7,928,853	0	0	7,928,853
Information technology	7,906,303	0	0	7,906,303
Materials	3,251,894	0	0	3,251,894
Real estate	4,780,118	0	0	4,780,118
Telecommunication services	1,590,590	0	0	1,590,590
Utilities	4,061,147	0	0	4,061,147

Investments measured at net asset value*				3,311,310
Total assets	$75,003,557	$0	$0	$78,314,867

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $3,311,310 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Small Company Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$200,767,878	$0	$0	$200,767,878
Consumer staples	27,461,662	0	0	27,461,662
Energy	54,146,570	0	0	54,146,570
Financials	140,453,574	0	0	140,453,574
Health care	312,451,301	0	0	312,451,301
Industrials	235,581,668	0	0	235,581,668
Information technology	412,878,479	0	0	412,878,479
Materials	41,040,574	0	0	41,040,574
Real estate	16,830,162	0	0	16,830,162

Short-term investments
Investment companies	75,190,164	0	0	75,190,164
Investments measured at net asset value*				165,112,340
Total assets	$1,516,802,032	$0	$0	$1,681,914,372

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $165,112,340 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	129

Small Company Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$39,614,072	$0	$0	$39,614,072
Consumer staples	4,812,273	0	0	4,812,273
Energy	11,346,077	0	0	11,346,077
Financials	61,867,079	0	0	61,867,079
Health care	12,789,884	0	0	12,789,884
Industrials	22,956,402	0	0	22,956,402
Information technology	30,582,118	0	0	30,582,118
Materials	7,153,575	0	0	7,153,575
Real estate	20,698,252	0	0	20,698,252
Utilities	7,894,134	0	0	7,894,134

Short-term investments
Investment companies	3,332,087	0	0	3,332,087
Investments measured at net asset value*				11,762,612
Total assets	$223,045,953	$0	$0	$234,808,565

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $11,762,612 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2016, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Portfolio.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management for the Portfolios. Funds Management has engaged WellsCap, Peregrine Capital Management, LLC (“Peregrine”), Artisan Partners Limited Partnership, Cooke & Bieler, L.P., Golden Capital Management, LLC (an affiliate of Funds Management), LSV Asset Management, Phocas Financial Corporation and Galliard Capital Management, Inc. (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo) as subadvisers. Peregine, Artisan Partners Limited Partnership, Cooke & Bieler, L.P., LSV Asset Management and Phocas Financial Corporation are not affiliates of Funds Management. As of August 25, 2016, Peregrine is no longer an affiliate of Funds Management as a result of a change in control through a buyout agreement between Wells Fargo and Peregrine. There was no change to the personnel or the operation of Peregrine and the subadvisory fee rates are identical to the prior subadvisory agreement.

The fees for subadvisory services are borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each Portfolio.

130	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

The annual advisory and subadvisory fee rates for each Portfolio are as follows:

	Advisory fee				Effective rate for the six months ended November 30, 2016	Subadviser	Subadvisory fee
	starting at		declining to				starting at	declining to
C&B Large Cap Value Portfolio	0.65%		0.475%		0.65%	Cooke & Bieler, L.P.	0.38%	0.30%
Diversified Large Cap Growth Portfolio	0.65		0.475		0.65	WellsCap	0.30	0.20
Emerging Growth Portfolio	0.80		0.68		0.79	WellsCap	0.55	0.40
Index Portfolio	0.10		0.05		0.09	Golden Capital Management, LLC	0.05	0.02
International Growth Portfolio	0.80	*	0.65	*	0.83	Artisan Partners Limited Partnership	0.80	0.50
International Value Portfolio	0.80	*	0.65	*	0.83	LSV Asset Management	0.35	0.30
Large Company Value Portfolio	0.65		0.475		0.65	Phocas Financial Corporation	0.29	0.20
Small Company Growth Portfolio	0.80		0.68		0.78	Peregrine	0.50	0.45
Small Company Value Portfolio	0.80		0.68		0.80	Peregrine	0.45	0.40

*	Prior to July 1, 2016, the Adviser was entitled to receive a fee which started at 0.85% and declined to 0.70% as average net assets increased.

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2016 were as follows:

	Purchases at cost	Sales proceeds
C&B Large Cap Value Portfolio	$138,247,965	$98,309,476
Diversified Large Cap Growth Portfolio	39,874,152	48,378,661
Emerging Growth Portfolio	423,646,223	445,338,695
Index Portfolio	105,617,172	342,200,515
International Growth Portfolio	86,810,483	82,464,777
International Value Portfolio	118,692,922	74,418,267
Large Company Value Portfolio	25,686,356	29,271,036
Small Company Growth Portfolio	789,709,097	467,420,144
Small Company Value Portfolio	115,642,016	128,449,471

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of Index Portfolio at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchases	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains on affiliated securities
Wells Fargo & Company	583,952	15,747	84,045	515,654	$27,288,410	$420,422	$1,342,812

7. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2016, Index Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	131

At November 30, 2016, Index Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2016	Unrealized gains (losses)
12-15-2016	Societe Generale	14 Long	S&P 500 Index	$7,695,800	$31,255
3-16-2017	Societe Generale	50 Long	S&P 500 Index	27,421,250	(10,250)

Index Portfolio had an average notional amount of $24,700,134 in long futures contracts outstanding during the six months ended November 30, 2016.

The receivable and payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the Statements of Operations.

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolios to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolios under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments or Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Index Portfolio	Futures – variation margin	Societe Generale	$11,930	$(10,250)	$0	$1,680

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Index Portfolio	Futures – variation margin	Societe Generale	$10,250	$(10,250)	$0	$0

8. CONCENTRATION RISKS

Concentration risks result from exposure to a limited number of sectors. Portfolios that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a portfolio whose investments are not heavily weighted in any sector. The Portfolio of Investments or Summary Portfolio of Investments includes information on each Portfolio’s holdings, including sector composition, country and/or geographical composition as relevant.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

132	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

10. REDEMPTION IN-KIND

After the close of business on July 15, 2016, Wells Fargo Emerging Growth Fund, which invests all of its assets in Emerging Growth Portfolio, redeemed assets through an in-kind redemption. In the redemption transaction, Wells Fargo Emerging Growth Fund issued securities which it received from Emerging Growth Portfolio with a value of $80,953,334 along with cash in the amount of $2,716,932. Emerging Growth Portfolio recognized gains in the amount of $30,973,586, which are reflected on the Statements of Operations. The redemption in-kind represented 9.01% of Emerging Growth Portfolio.

11. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo Equity Gateway Funds	133

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended May 31, 2016. This amount may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

	Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
International Value Fund	$1,160,209	$0.0312	100%

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

134	Wells Fargo Equity Gateway Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Equity Gateway Funds	135

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen[3] (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of the International Value Fund, International Growth Portfolio, and International Value Portfolio and Assistant Treasurer of the remaining funds in this shareholder report. In addition, Jeremy DePalma acts as Treasurer of 66 other funds and Assistant Treasurer of 57 other funds in the Fund Complex. Nancy Wiser serves as Treasurer of the remaining funds in this shareholder report as well as 57 other funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Andrew Owen became President on January 1, 2017.

136	Wells Fargo Equity Gateway Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

248013 01-17 SEGF/SAR111 11-16

Semi-Annual Report

November 30, 2016

Dynamic Target Date Funds

∎	Wells Fargo Dynamic Target Today Fund

∎	Wells Fargo Dynamic Target 2015 Fund

∎	Wells Fargo Dynamic Target 2020 Fund

∎	Wells Fargo Dynamic Target 2025 Fund

∎	Wells Fargo Dynamic Target 2030 Fund

∎	Wells Fargo Dynamic Target 2035 Fund

∎	Wells Fargo Dynamic Target 2040 Fund

∎	Wells Fargo Dynamic Target 2045 Fund

∎	Wells Fargo Dynamic Target 2050 Fund

∎	Wells Fargo Dynamic Target 2055 Fund

∎	Wells Fargo Dynamic Target 2060 Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Funds disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Dynamic Target Date Funds	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During much of the period, modestly positive economic data influenced global stock, bond, and commodity markets.

Throughout the period, economic and business data, while often uneven, appeared to be strengthening overall.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Dynamic Target Date Funds for the six-month period that ended November 30, 2016. During much of the period, modestly positive economic data influenced global stock, bond, and commodity markets. Late in the period, stocks moved higher and bond markets fell in reaction to global political events including the U.S. presidential election, efforts by the Organization of Petroleum Exporting Countries (OPEC) to increase oil prices, and interest-rate expectations.

The surprise Brexit vote rattled markets briefly before stocks rebounded.

Global investment markets trended lower at the end of June following the Brexit vote in the U.K. to leave the European Union (E.U.). The equity sell-off proved temporary. During July, better-than-expected corporate earnings, economic data, consumer confidence, and industrial output sent U.S. stocks higher.

Stocks drifted somewhat lower in the fall as the presidential campaign wore on toward the election. Following the November election, the S&P 500 Index1 reached several record all-time highs on its path to a 6.01% return for the six-month period that ended November 30, 2016. The Russell 2000® Index2 and S&P Midcap 400® Index3 delivered even more robust returns for the period at 15.37% and 9.93%, respectively.

International equity markets confronted challenging circumstances during the period.

During the period, political circumstances in countries outside of the U.S. challenged investor sentiment. In the U.K., a new prime minister took office following the Brexit vote and began setting the ground rules for the country’s exit from the E.U. In Brazil, the Senate removed the president from office, and the possibility of presidential impeachment due to a corruption scandal emerged in South Korea. The king of Thailand died. The French president lost a primary election and endorsed his rival. An attempted coup in Turkey, continued escalation of conflicts in Syria and Iraq, and North Korea’s testing of its nuclear weapons capabilities also caused uncertainty.

Throughout the period, economic and business data, while often uneven, appeared to be strengthening overall. After generating concern early in 2016, China’s economic growth demonstrated strength. The prime minister’s re-election in Japan offered the potential for new economic stimulus. India appointed a new central bank governor who many expected would continue the outgoing governor’s policies, which were considered effective. OPEC members agreed to production cuts intended to support increased prices for oil, which could benefit commodities markets that are economically important to many international

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[3]	The S&P MidCap 400® Index measures the performance of the mid-size company segment of the U.S. market; this index is used by more than 95% of U.S. managers and pension plan sponsors. More than $25 billion is indexed to the S&P MidCap 400® Index. You cannot invest directly in an index.

[4]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Dynamic Target Date Funds	3

developed and emerging markets. Developed international markets as measured by the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net)4 ended the period 1.25% lower. Stocks in emerging markets delivered an 8.42% gain for the period as measured by the MSCI Emerging Markets Index (Net).5

Fixed-income markets were volatile before the U.S. election and declined post-election.

Global fixed-income markets were volatile during the period, particularly following the U.S. election. Investors appeared to be anticipating U.S. interest-rate increases and waiting for clarity from central bank policymakers outside of the U.S. When investors expect interest rates to rise, they often seek higher yields on their investments to compensate for inflation’s eroding effect on real returns, tending to favor equities and high-yield bonds, for example, over investment-grade bonds.

Also, currency values in several European and Asian countries fell relative to the U.S. dollar during the period, restraining investor interest in foreign bond markets. While the Bloomberg Barclays Aggregate Bond Index6 suffered a 0.92% loss during the period, the 4.97% loss for the Bloomberg Barclays Global Aggregate Bond ex-USD Index7 reflects the relatively more difficult conditions for bonds outside of the U.S.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[5]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI EM Index consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

[6]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[7]	The Bloomberg Barclays Global Aggregate ex U.S. Dollar Bond Index (formerly known as Barclays Global Aggregate ex U.S. Dollar Bond Index) tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

4	Wells Fargo Dynamic Target Date Funds	Performance highlights (unaudited)

Wells Fargo Dynamic Target Date Funds

Investment objective

Each Fund seeks total return over time, consistent with its strategic target allocation.

Wells Fargo Dynamic Target Date Funds	Corresponding S&P Target Date Index
Dynamic Target Today Fund	S&P Target Date Retirement Income Index
Dynamic Target 2015 Fund	S&P Target Date 2015 Index
Dynamic Target 2020 Fund	S&P Target Date 2020 Index
Dynamic Target 2025 Fund	S&P Target Date 2025 Index
Dynamic Target 2030 Fund	S&P Target Date 2030 Index
Dynamic Target 2035 Fund	S&P Target Date 2035 Index
Dynamic Target 2040 Fund	S&P Target Date 2040 Index
Dynamic Target 2045 Fund	S&P Target Date 2045 Index
Dynamic Target 2050 Fund	S&P Target Date 2050 Index
Dynamic Target 2055 Fund	S&P Target Date 2055+ Index
Dynamic Target 2060 Fund	S&P Target Date 2055+ Index

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA®, FRM

Petros Bocray, CFA®, FRM

Christian Chan, CFA®

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

The Funds invest using alternative investment strategies such as equity hedged, event driven, global macro, and relative value, which are speculative and entail a high degree of risk. Alternative investments, such as short sales, commodities and merger arbitrage strategies, are speculative and entail a high degree of risk. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by each Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on each Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Each Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, new fund risk, regulatory risk, and smaller-company investment risk. Consult each Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Dynamic Target Date Funds	5

Dynamic Target Today Fund

Average annual total returns (%) as of November 30, 2016

		Including sales charge		Excluding sales charge		Expense ratios[1] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WDYAX)	11-30-2015	(3.55)	(3.55)	2.33	2.33	5.68	0.98
Class C (WDYCX)	11-30-2015	0.54	0.54	1.54	1.54	6.43	1.73
Class R (WDYRX)	11-30-2015	–	–	2.06	2.06	5.93	1.23
Class R4 (WDYYX)	11-30-2015	–	–	2.60	2.60	5.40	0.67
Class R6 (WDYZX)	11-30-2015	–	–	2.83	2.83	5.25	0.52
S&P Target Date Retirement Income Index[3]	–	–	–	3.20	3.20	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 19.

6	Wells Fargo Dynamic Target Date Funds	Performance highlights (unaudited)

Dynamic Target 2015 Fund

Average annual total returns (%) as of November 30, 2016

		Including sales charge		Excluding sales charge		Expense ratios[4] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WDTAX)	11-30-2015	(3.45)	(3.45)	2.44	2.44	5.69	1.00
Class C (WDTCX)	11-30-2015	0.63	0.63	1.63	1.63	6.44	1.75
Class R (WDTRX)	11-30-2015	–	–	2.14	2.14	5.94	1.25
Class R4 (WDTYX)	11-30-2015	–	–	2.79	2.79	5.41	0.69
Class R6 (WDTZX)	11-30-2015	–	–	2.92	2.92	5.26	0.54
S&P Target Date 2015 Index[3]	–	–	–	3.88	3.88	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Dynamic Target Date Funds	7

Dynamic Target 2020 Fund

Average annual total returns (%) as of November 30, 2016

		Including sales charge		Excluding sales charge		Expense ratios[5] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WDTDX)	11-30-2015	(2.96)	(2.96)	2.96	2.96	5.71	1.02
Class C (WDTEX)	11-30-2015	1.12	1.12	2.12	2.12	6.46	1.77
Class R (WDTFX)	11-30-2015	–	–	2.67	2.67	5.96	1.27
Class R4 (WDTGX)	11-30-2015	–	–	3.22	3.22	5.43	0.71
Class R6 (WDTHX)	11-30-2015	–	–	3.44	3.44	5.28	0.56
S&P Target Date 2020 Index[3]	–	–	–	4.16	4.16	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 19.

8	Wells Fargo Dynamic Target Date Funds	Performance highlights (unaudited)

Dynamic Target 2025 Fund

Average annual total returns (%) as of November 30, 2016

		Including sales charge		Excluding sales charge		Expense ratios[6] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WDTIX)	11-30-2015	(3.07)	(3.07)	2.84	2.84	5.75	1.04
Class C (WDTJX)	11-30-2015	1.07	1.07	2.07	2.07	6.50	1.79
Class R (WDTKX)	11-30-2015	–	–	2.62	2.62	6.00	1.29
Class R4 (WDTLX)	11-30-2015	–	–	3.17	3.17	5.47	0.73
Class R6 (WDTMX)	11-30-2015	–	–	3.29	3.29	5.32	0.58
S&P Target Date 2025 Index[3]	–	–	–	4.42	4.42	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Dynamic Target Date Funds	9

Dynamic Target 2030 Fund

Average annual total returns (%) as of November 30, 2016

		Including sales charge		Excluding sales charge		Expense ratios[7] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WDTNX)	11-30-2015	(3.04)	(3.04)	2.87	2.87	5.80	1.06
Class C (WDTOX)	11-30-2015	1.11	1.11	2.11	2.11	6.55	1.81
Class R (WDTPX)	11-30-2015	–	–	2.66	2.66	6.05	1.31
Class R4 (WDTQX)	11-30-2015	–	–	3.22	3.22	5.52	0.75
Class R6 (WDTSX)	11-30-2015	–	–	3.43	3.43	5.37	0.60
S&P Target Date 2030 Index[3]	–	–	–	4.64	4.64	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 19.

10	Wells Fargo Dynamic Target Date Funds	Performance highlights (unaudited)

Dynamic Target 2035 Fund

Average annual total returns (%) as of November 30, 2016

		Including sales charge		Excluding sales charge		Expense ratios[8] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WDTTX)	11-30-2015	(2.92)	(2.92)	3.00	3.00	5.84	1.07
Class C (WDCTX)	11-30-2015	1.24	1.24	2.24	2.24	6.59	1.82
Class R (WDTUX)	11-30-2015	–	–	2.69	2.69	6.09	1.32
Class R4 (WDTVX)	11-30-2015	–	–	3.24	3.24	5.56	0.76
Class R6 (WDTWX)	11-30-2015	–	–	3.46	3.46	5.41	0.61
S&P Target Date 2035 Index[3]	–	–	–	4.85	4.85	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Dynamic Target Date Funds	11

Dynamic Target 2040 Fund

Average annual total returns (%) as of November 30, 2016

		Including sales charge		Excluding sales charge		Expense ratios[8] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WTDAX)	11-30-2015	(3.09)	(3.09)	2.83	2.83	5.86	1.08
Class C (WTDCX)	11-30-2015	1.17	1.17	2.17	2.17	6.61	1.83
Class R (WTDDX)	11-30-2015	–	–	2.62	2.62	6.11	1.33
Class R4 (WTDEX)	11-30-2015	–	–	3.27	3.27	5.58	0.77
Class R6 (WTDFX)	11-30-2015	–	–	3.39	3.39	5.43	0.62
S&P Target Date 2040 Index[3]	–	–	–	5.01	5.01	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 19.

12	Wells Fargo Dynamic Target Date Funds	Performance highlights (unaudited)

Dynamic Target 2045 Fund

Average annual total returns (%) as of November 30, 2016

		Including sales charge		Excluding sales charge		Expense ratios[9] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WTDGX)	11-30-2015	(2.80)	(2.80)	3.13	3.13	5.89	1.08
Class C (WTDHX)	11-30-2015	1.37	1.37	2.37	2.37	6.64	1.83
Class R (WTDIX)	11-30-2015	–	–	2.92	2.92	6.14	1.33
Class R4 (WTDJX)	11-30-2015	–	–	3.48	3.48	5.61	0.77
Class R6 (WTDKX)	11-30-2015	–	–	3.59	3.59	5.46	0.62
S&P Target Date 2045 Index[3]	–	–	–	5.15	5.15	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Dynamic Target Date Funds	13

Dynamic Target 2050 Fund

Average annual total returns (%) as of November 30, 2016

		Including sales charge		Excluding sales charge		Expense ratios[9] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WTDLX)	11-30-2015	(2.78)	(2.78)	3.15	3.15	5.79	1.08
Class C (WTDMX)	11-30-2015	1.37	1.37	2.37	2.37	6.54	1.83
Class R (WTDNX)	11-30-2015	–	–	2.92	2.92	6.04	1.33
Class R4 (WTDOX)	11-30-2015	–	–	3.48	3.48	5.51	0.77
Class R6 (WTDPX)	11-30-2015	–	–	3.59	3.59	5.36	0.62
S&P Target Date 2050 Index[3]	–	–	–	5.21	5.21	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 19.

14	Wells Fargo Dynamic Target Date Funds	Performance highlights (unaudited)

Dynamic Target 2055 Fund

Average annual total returns (%) as of November 30, 2016

		Including sales charge		Excluding sales charge		Expense ratios[9] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WTDQX)	11-30-2015	(2.78)	(2.78)	3.15	3.15	5.77	1.08
Class C (WTDRX)	11-30-2015	1.37	1.37	2.37	2.37	6.52	1.83
Class R (WTDSX)	11-30-2015	–	–	2.92	2.92	6.02	1.33
Class R4 (WTDTX)	11-30-2015	–	–	3.48	3.48	5.49	0.77
Class R6 (WTDUX)	11-30-2015	–	–	3.59	3.59	5.34	0.62
S&P Target Date 2055+ Index[3]	–	–	–	5.30	5.30	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Dynamic Target Date Funds	15

Dynamic Target 2060 Fund

Average annual total returns (%) as of November 30, 2016

		Including sales charge		Excluding sales charge		Expense ratios[9] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WTDVX)	11-30-2015	(2.69)	(2.69)	3.25	3.25	5.78	1.08
Class C (WTDWX)	11-30-2015	1.47	1.47	2.47	2.47	6.53	1.83
Class R (WTDYX)	11-30-2015	–	–	3.03	3.03	6.03	1.33
Class R4 (WTDZX)	11-30-2015	–	–	3.58	3.58	5.50	0.77
Class R6 (WTSZX)	11-30-2015	–	–	3.79	3.79	5.35	0.62
S&P Target Date 2055+ Index[3]	–	–	–	5.30	5.30	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 19.

16	Wells Fargo Dynamic Target Date Funds	Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 201610

Dynamic Target Today Fund		Dynamic Target 2015 Fund
Wells Fargo Core Bond Portfolio	12.91	Schwab U.S. Broad Market ETF	13.24
Schwab U.S. Aggregate Bond ETF	10.76	Wells Fargo Core Bond Portfolio	9.61
Wells Fargo Short-Term Bond Fund Institutional Class	9.91	Schwab U.S. Aggregate Bond ETF	8.00
Wells Fargo Strategic Income Fund Institutional Class	9.85	Wells Fargo Short-Term Bond Fund Institutional Class	7.36
Schwab U.S. Broad Market ETF	9.32	Wells Fargo Strategic Income Fund Institutional Class	7.31
Wells Fargo Real Return Portfolio	5.41	Wells Fargo Diversified International Fund Class R6	6.31
Wells Fargo International Bond Fund Class R6	5.13	Schwab International Equity ETF	5.34
Calamos Market Neutral Income Fund Class I	5.06	Calamos Market Neutral Income Fund Class I	5.05
Wells Fargo Diversified International Fund Class R6	4.47	Wells Fargo Real Return Portfolio	4.03
Schwab International Equity ETF	3.78	Wells Fargo International Bond Fund Class R6	3.85

Dynamic Target 2020 Fund		Dynamic Target 2025 Fund
Schwab U.S. Broad Market ETF	15.73	Schwab U.S. Broad Market ETF	18.14
Wells Fargo Core Bond Portfolio	7.52	Wells Fargo Diversified International Fund Class R6	8.64
Wells Fargo Diversified International Fund Class R6	7.51	Schwab International Equity ETF	7.33
Schwab International Equity ETF	6.36	Calamos Market Neutral Income Fund Class I	5.01
Schwab U.S. Aggregate Bond ETF	6.28	Wells Fargo Premier Large Company Growth Fund Class R6	4.75
Wells Fargo Short-Term Bond Fund Institutional Class	5.75	Wells Fargo Endeavor Select Fund Institutional Class	4.75
Wells Fargo Strategic Income Fund Institutional Class	5.72	Schwab U.S. Aggregate Bond ETF	4.70
Calamos Market Neutral Income Fund Class I	5.03	Wells Fargo Short-Term Bond Fund Institutional Class	4.30
Wells Fargo Endeavor Select Fund Institutional Class	4.12	Wells Fargo Strategic Income Fund Institutional Class	4.27
Wells Fargo Premier Large Company Growth Fund Class R6	4.10	Wells Fargo Emerging Markets Equity Income Fund Class R6	3.90

Dynamic Target 2030 Fund		Dynamic Target 2035 Fund
Schwab U.S. Broad Market ETF	20.38	Schwab U.S. Broad Market ETF	22.15
Wells Fargo Diversified International Fund Class R6	9.72	Wells Fargo Diversified International Fund Class R6	10.52
Schwab International Equity ETF	8.25	Schwab International Equity ETF	8.91
Wells Fargo Premier Large Company Growth Fund Class R6	5.33	Wells Fargo Endeavor Select Fund Institutional Class	5.78
Wells Fargo Endeavor Select Fund Institutional Class	5.32	Wells Fargo Premier Large Company Growth Fund Class R6	5.76
Calamos Market Neutral Income Fund Class I	4.97	Calamos Market Neutral Income Fund Class I	5.00
Wells Fargo Emerging Markets Equity Income Fund Class R6	4.43	Wells Fargo Emerging Markets Equity Income Fund Class R6	7.75
Wells Fargo Special Mid Cap Value Fund Class R6	4.04	Wells Fargo Special Mid Cap Value Fund Class R6	4.38
Wells Fargo Enterprise Fund Class R6	3.90	Wells Fargo Enterprise Fund Class R6	4.23
Wells Fargo Intrinsic Value Fund Class R6	3.66	Wells Fargo Intrinsic Value Fund Class R6	3.97

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Dynamic Target Date Funds	17

Dynamic Target 2040 Fund		Dynamic Target 2045 Fund
Schwab U.S. Broad Market ETF	22.96	Schwab U.S. Broad Market ETF	23.59
Wells Fargo Diversified International Fund Class R6	11.13	Wells Fargo Diversified International Fund Class R6	11.20
Schwab International Equity ETF	9.43	Schwab International Equity ETF	9.48
Wells Fargo Endeavor Select Fund Institutional Class	6.08	Wells Fargo Endeavor Select Fund Institutional Class	6.15
Wells Fargo Premier Large Company Growth Fund Class R6	6.06	Wells Fargo Premier Large Company Growth Fund Class R6	6.13
Wells Fargo Emerging Markets Equity Income Fund Class R6	5.22	Wells Fargo Emerging Markets Equity Income Fund Class R6	5.06
Calamos Market Neutral Income Fund Class I	4.92	Calamos Market Neutral Income Fund Class I	4.98
Wells Fargo Special Mid Cap Value Fund Class R6	4.52	Wells Fargo Special Mid Cap Value Fund Class R6	4.65
Wells Fargo Enterprise Fund Class R6	4.37	Wells Fargo Enterprise Fund Class R6	4.49
Wells Fargo Large Company Value Portfolio	4.17	Wells Fargo Large Company Value Portfolio	4.29

Dynamic Target 2050 Fund		Dynamic Target 2055 Fund
Schwab U.S. Broad Market ETF	23.62	Schwab U.S. Broad Market ETF	23.61
Wells Fargo Diversified International Fund Class R6	11.21	Wells Fargo Diversified International Fund Class R6	11.21
Schwab International Equity ETF	9.51	Schwab International Equity ETF	9.50
Wells Fargo Endeavor Select Fund Institutional Class	6.16	Wells Fargo Endeavor Select Fund Institutional Class	6.16
Wells Fargo Premier Large Company Growth Fund Class R6	6.14	Wells Fargo Premier Large Company Growth Fund Class R6	6.13
Wells Fargo Emerging Markets Equity Income Fund Class R6	5.07	Wells Fargo Emerging Markets Equity Income Fund Class R6	5.06
Calamos Market Neutral Income Fund Class I	4.97	Calamos Market Neutral Income Fund Class I	4.98
Wells Fargo Special Mid Cap Value Fund Class R6	4.66	Wells Fargo Special Mid Cap Value Fund Class R6	4.66
Wells Fargo Enterprise Fund Class R6	4.51	Wells Fargo Enterprise Fund Class R6	4.50
Wells Fargo Large Company Value Portfolio	4.29	Wells Fargo Large Company Value Portfolio	4.29

Dynamic Target 2060 Fund
Schwab U.S. Broad Market ETF	23.62
Wells Fargo Diversified International Fund Class R6	11.21
Schwab International Equity ETF	9.50
Wells Fargo Endeavor Select Fund Institutional Class	6.15
Wells Fargo Premier Large Company Growth Fund Class R6	6.13
Wells Fargo Emerging Markets Equity Income Fund Class R6	5.07
Calamos Market Neutral Income Fund Class I	4.97
Wells Fargo Special Mid Cap Value Fund Class R6	4.66
Wells Fargo Enterprise Fund Class R6	4.50
Wells Fargo Large Company Value Portfolio	4.29

Please see footnotes on page 19.

18	Wells Fargo Dynamic Target Date Funds	Performance highlights (unaudited)

Allocations as of November 30, 201611

Dynamic Target Today Fund	Effective Allocation	Strategic Target Allocation	Dynamic Target 2015 Fund	Effective Allocation	Strategic Target Allocation
Equity	36%	35%	Equity	51%	50%
Fixed Income	46%	50%	Fixed Income	34%	37%
Alternative Investments	16%	15%	Alternative Investments	13%	13%
Effective Cash	2%	0%	Effective Cash	2%	0%

Dynamic 2020 Today Fund	Effective Allocation	Strategic Target Allocation	Dynamic 2025 Today Fund	Effective Allocation	Strategic Target Allocation
Equity	61%	59%	Equity	69%	68%
Fixed Income	26%	29%	Fixed Income	19%	22%
Alternative Investments	11%	12%	Alternative Investments	10%	10%
Effective Cash	2%	0%	Effective Cash	2%	0%

Dynamic 2030 Today Fund	Effective Allocation	Strategic Target Allocation	Dynamic 2035 Today Fund	Effective Allocation	Strategic Target Allocation
Equity	78%	77%	Equity	85%	84%
Fixed Income	12%	15%	Fixed Income	7%	10%
Alternative Investments	8%	8%	Alternative Investments	6%	6%
Effective Cash	2%	0%	Effective Cash	2%	0%

Dynamic 2040 Today Fund	Effective Allocation	Strategic Target Allocation	Dynamic 2045 Today Fund	Effective Allocation	Strategic Target Allocation
Equity	88%	88%	Equity	90%	90%
Fixed Income	4%	6%	Fixed Income	2%	5%
Alternative Investments	6%	6%	Alternative Investments	6%	5%
Effective Cash	2%	0%	Effective Cash	2%	0%

Dynamic 2050 Today Fund	Effective Allocation	Strategic Target Allocation	Dynamic 2055 Today Fund	Effective Allocation	Strategic Target Allocation
Equity	90%	90%	Equity	90%	90%
Fixed Income	2%	5%	Fixed Income	2%	5%
Alternative Investments	6%	5%	Alternative Investments	6%	5%
Effective Cash	2%	0%	Effective Cash	2%	0%

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Dynamic Target Date Funds	19

Dynamic 2060 Today Fund	Effective Allocation	Strategic Target Allocation
Equity	90%	90%
Fixed Income	2%	5%
Alternative Investments	6%	5%
Effective Cash	2%	0%

[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.46% of acquired fund fees and expenses and net expenses from affiliated Master Portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses and net expenses from affiliated Master Portfolios.

[2]	The manager has committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired money market fund fees and expenses (if any) and extraordinary expenses are excluded from the cap. All other acquired fund fees and expenses and net expenses from the affiliated Master Portfolios are included in the expense cap. Without this cap, the Fund’s returns would have been lower.

[3]	The S&P Target Date Indexes (each, an index, or collectively, the indexes) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to a target retirement date. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. The index returns include hypothetical back-tested performance. You cannot invest directly in an index.

[4]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.48% of acquired fund fees and expenses and net expenses from affiliated Master Portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses and net expenses from affiliated Master Portfolios.

[5]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.49% of acquired fund fees and expenses and net expenses from affiliated Master Portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses and net expenses from affiliated Master Portfolios.

[6]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.50% of acquired fund fees and expenses and net expenses from affiliated Master Portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses and net expenses from affiliated Master Portfolios.

[7]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.52% of acquired fund fees and expenses and net expenses from affiliated Master Portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses and net expenses from affiliated Master Portfolios.

[8]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.53% of acquired fund fees and expenses and net expenses from affiliated Master Portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses and net expenses from affiliated Master Portfolios.

[9]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.54% of acquired fund fees and expenses and net expenses from affiliated Master Portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses and net expenses from affiliated Master Portfolios.

[10]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[11]	The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/or short futures contracts held as part of dynamic risk management strategy. The amounts are subject to change and may have changed since the date specified.

20	Wells Fargo Dynamic Target Date Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2016 to November 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dynamic Target Today Fund	Beginning account value 6-1-2016	Ending account value 11-30-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,015.73	$2.67	0.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.35	$2.68	0.53%
Class C
Actual	$1,000.00	$1,011.60	$6.44	1.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.46	1.28%
Class R
Actual	$1,000.00	$1,014.22	$3.88	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.15	$3.89	0.77%
Class R4
Actual	$1,000.00	$1,016.09	$1.11	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$1.11	0.22%
Class R6
Actual	$1,000.00	$1,018.20	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.35	0.07%

Please see footnote on page 24.

Fund expenses (unaudited)	Wells Fargo Dynamic Target Date Funds	21

Dynamic Target 2015 Fund	Beginning account value 6-1-2016	Ending account value 11-30-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,021.94	$2.68	0.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.35	$2.68	0.53%
Class C
Actual	$1,000.00	$1,017.63	$6.46	1.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.46	1.28%
Class R
Actual	$1,000.00	$1,020.27	$3.84	0.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.84	0.76%
Class R4
Actual	$1,000.00	$1,024.14	$1.11	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$1.11	0.22%
Class R6
Actual	$1,000.00	$1,024.23	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.30	0.06%
Dynamic Target 2020 Fund
Class A
Actual	$1,000.00	$1,027.05	$2.69	0.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.35	$2.68	0.53%
Class C
Actual	$1,000.00	$1,022.11	$6.52	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.51	1.29%
Class R
Actual	$1,000.00	$1,025.08	$3.90	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.15	$3.89	0.77%
Class R4
Actual	$1,000.00	$1,028.03	$1.17	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$1.16	0.23%
Class R6
Actual	$1,000.00	$1,029.00	$0.36	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.35	0.07%
Dynamic Target 2025 Fund
Class A
Actual	$1,000.00	$1,031.25	$2.74	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.73	0.54%
Class C
Actual	$1,000.00	$1,027.30	$6.54	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.51	1.29%
Class R
Actual	$1,000.00	$1,030.27	$3.96	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.94	0.78%
Class R4
Actual	$1,000.00	$1,032.19	$1.17	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$1.16	0.23%
Class R6
Actual	$1,000.00	$1,033.20	$0.41	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.40	0.08%

Please see footnote on page 24.

22	Wells Fargo Dynamic Target Date Funds	Fund expenses (unaudited)

Dynamic Target 2030 Fund	Beginning account value 6-1-2016	Ending account value 11-30-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,034.38	$2.80	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.25	$2.78	0.55%
Class C
Actual	$1,000.00	$1,030.43	$6.60	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.56	1.30%
Class R
Actual	$1,000.00	$1,033.40	$4.02	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.05	$3.99	0.79%
Class R4
Actual	$1,000.00	$1,035.32	$1.22	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.21	0.24%
Class R6
Actual	$1,000.00	$1,037.34	$0.46	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.46	0.09%
Dynamic Target 2035 Fund
Class A
Actual	$1,000.00	$1,038.54	$2.80	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.25	$2.78	0.55%
Class C
Actual	$1,000.00	$1,035.64	$6.62	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.56	1.30%
Class R
Actual	$1,000.00	$1,036.55	$4.02	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.05	$3.99	0.79%
Class R4
Actual	$1,000.00	$1,039.51	$1.22	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.21	0.24%
Class R6
Actual	$1,000.00	$1,041.54	$0.41	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.40	0.08%
Dynamic Target 2040 Fund
Class A
Actual	$1,000.00	$1,039.67	$2.80	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.35	$2.78	0.55%
Class C
Actual	$1,000.00	$1,036.73	$6.62	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.56	1.30%
Class R
Actual	$1,000.00	$1,038.70	$4.03	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.05	$3.99	0.79%
Class R4
Actual	$1,000.00	$1,042.68	$1.23	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.21	0.24%
Class R6
Actual	$1,000.00	$1,042.64	$0.46	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.46	0.09%

Please see footnote on page 24.

Fund expenses (unaudited)	Wells Fargo Dynamic Target Date Funds	23

Dynamic Target 2045 Fund	Beginning account value 6-1-2016	Ending account value 11-30-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,041.67	$2.81	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.25	$2.78	0.55%
Class C
Actual	$1,000.00	$1,037.72	$6.62	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.56	1.30%
Class R
Actual	$1,000.00	$1,040.69	$4.03	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.05	$3.99	0.79%
Class R4
Actual	$1,000.00	$1,042.60	$1.23	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.21	0.24%
Class R6
Actual	$1,000.00	$1,043.61	$0.46	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.46	0.09%
Dynamic Target 2050 Fund
Class A
Actual	$1,000.00	$1,041.67	$2.81	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.25	$2.78	0.55%
Class C
Actual	$1,000.00	$1,037.72	$6.62	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.56	1.30%
Class R
Actual	$1,000.00	$1,040.69	$4.08	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.04	0.80%
Class R4
Actual	$1,000.00	$1,042.60	$1.23	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.21	0.24%
Class R6
Actual	$1,000.00	$1,043.61	$0.46	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.46	0.09%
Dynamic Target 2055 Fund
Class A
Actual	$1,000.00	$1,040.61	$2.81	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.25	$2.78	0.55%
Class C
Actual	$1,000.00	$1,036.66	$6.62	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.56	1.30%
Class R
Actual	$1,000.00	$1,039.63	$4.08	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.04	0.80%
Class R4
Actual	$1,000.00	$1,042.60	$1.23	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.21	0.24%
Class R6
Actual	$1,000.00	$1,042.55	$0.46	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.46	0.09%

Please see footnote on page 24.

24	Wells Fargo Dynamic Target Date Funds	Fund expenses (unaudited)

Dynamic Target 2060 Fund	Beginning account value 6-1-2016	Ending account value 11-30-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,040.57	$2.81	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.25	$2.78	0.55%
Class C
Actual	$1,000.00	$1,036.62	$6.62	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.56	1.30%
Class R
Actual	$1,000.00	$1,039.59	$4.08	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.04	0.80%
Class R4
Actual	$1,000.00	$1,042.55	$1.23	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.21	0.24%
Class R6
Actual	$1,000.00	$1,043.52	$0.46	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.46	0.09%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Dynamic Target Date Funds	25

DYNAMIC TARGET TODAY FUND

Security name			Shares	Value

Exchange-Traded Funds: 28.78%
iShares Global Infrastructure ETF			2,567	$99,035
Schwab International Equity ETF			7,040	195,149
Schwab U.S. Aggregate Bond ETF			10,731	555,222
Schwab U.S. Broad Market ETF			8,994	480,999
Schwab U.S. REIT ETF			3,885	154,235

Total Exchange-Traded Funds (Cost $1,464,671)				1,484,640

Investment Companies: 70.55%

Affiliated Master Portfolios: 23.93%
Wells Fargo C&B Large Cap Value Portfolio				87,115
Wells Fargo Core Bond Portfolio				666,148
Wells Fargo Large Company Value Portfolio				87,389
Wells Fargo Real Return Portfolio				279,290
Wells Fargo Small Company Growth Portfolio				56,567
Wells Fargo Small Company Value Portfolio				57,798

				1,234,307

Bond Funds: 24.89%
Wells Fargo International Bond Fund Class R6 (l)†			27,418	264,587
Wells Fargo Short-Term Bond Fund Institutional Class (l)			58,481	511,122
Wells Fargo Strategic Income Fund Institutional Class (l)			55,424	508,234

				1,283,943

Stock Funds: 21.73%
Calamos Market Neutral Income Fund Class I			19,954	260,792
Wells Fargo Diversified International Fund Class R6 (l)			20,715	230,761
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			10,597	104,066
Wells Fargo Endeavor Select Fund Institutional Class (l)†			13,354	126,062
Wells Fargo Enterprise Fund Class R6 (l)†			2,026	91,998
Wells Fargo Intrinsic Value Fund Class R6 (l)			7,035	86,180
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			8,632	126,283
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			2,653	94,939

				1,121,081

Total Investment Companies (Cost $3,653,630)				3,639,331

Yield		Maturity date	Principal
Short-Term Investments: 0.08%

U.S. Treasury Securities: 0.08%
U.S. Treasury Bill (z)#	0.00%	12-1-2016	$2,000	2,000
U.S. Treasury Bill (z)#	0.35	12-29-2016	2,000	1,999

				3,999

Total Short-Term Investments (Cost $3,999)				3,999

Total investments in securities (Cost $5,122,300) *	99.41%	5,127,970
Other assets and liabilities, net	0.59	30,581

Total net assets	100.00%	$5,158,551

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2016 (unaudited)

DYNAMIC TARGET TODAY FUND

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

†	Non-income-earning security

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $5,121,718 and unrealized gains (losses) consists of:

Gross unrealized gains	$89,379
Gross unrealized losses	(83,127)

Net unrealized gains	$6,252

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Dynamic Target Date Funds	27

DYNAMIC TARGET 2015 FUND

Security name			Shares	Value

Exchange-Traded Funds: 30.53%
iShares Global Infrastructure ETF			2,669	$102,970
Schwab International Equity ETF			10,432	289,175
Schwab U.S. Aggregate Bond ETF			8,368	432,960
Schwab U.S. Broad Market ETF			13,394	716,311
Schwab U.S. REIT ETF			2,796	111,001

Total Exchange-Traded Funds (Cost $1,620,956)				1,652,417

Investment Companies: 68.78%

Affiliated Master Portfolios: 21.62%
Wells Fargo C&B Large Cap Value Portfolio				130,211
Wells Fargo Core Bond Portfolio				520,070
Wells Fargo Large Company Value Portfolio				130,320
Wells Fargo Real Return Portfolio				218,052
Wells Fargo Small Company Growth Portfolio				84,551
Wells Fargo Small Company Value Portfolio				86,552

				1,169,756

Bond Funds: 18.52%
Wells Fargo International Bond Fund Class R6 (l)†			21,602	208,455
Wells Fargo Short-Term Bond Fund Institutional Class (l)			45,561	398,204
Wells Fargo Strategic Income Fund Institutional Class (l)			43,153	395,718

				1,002,377

Stock Funds: 28.64%
Calamos Market Neutral Income Fund Class I			20,920	273,425
Wells Fargo Diversified International Fund Class R6 (l)			30,664	341,598
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			15,747	154,639
Wells Fargo Endeavor Select Fund Institutional Class (l)†			19,842	187,309
Wells Fargo Enterprise Fund Class R6 (l)†			3,012	136,728
Wells Fargo Intrinsic Value Fund Class R6 (l)			10,506	128,700
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			12,808	187,388
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			3,918	140,175

				1,549,962

Total Investment Companies (Cost $3,740,987)				3,722,095

Yield		Maturity date	Principal
Short-Term Investments: 0.07%

U.S. Treasury Securities: 0.07%
U.S. Treasury Bill (z)#	0.00%	12-1-2016	$2,000	2,000
U.S. Treasury Bill (z)#	0.35	12-29-2016	2,000	1,999

Total Short-Term Investments (Cost $3,999)				3,999

Total investments in securities (Cost $5,365,942) *	99.38%	5,378,511
Other assets and liabilities, net	0.62	33,342

Total net assets	100.00%	$5,411,853

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2016 (unaudited)

DYNAMIC TARGET 2015 FUND

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

†	Non-income-earning security

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $5,362,754 and unrealized gains (losses) consists of:

Gross unrealized gains	$128,600
Gross unrealized losses	(112,843)

Net unrealized gains	$15,757

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Dynamic Target Date Funds	29

DYNAMIC TARGET 2020 FUND

Security name			Shares	Value

Exchange-Traded Funds: 31.41%
iShares Global Infrastructure ETF			1,512	$58,333
Schwab International Equity ETF			12,302	341,011
Schwab U.S. Aggregate Bond ETF			6,510	336,827
Schwab U.S. Broad Market ETF			15,780	843,914
Schwab U.S. REIT ETF			2,644	104,967

Total Exchange-Traded Funds (Cost $1,652,689)				1,685,052

Investment Companies: 67.82%

Affiliated Master Portfolios: 20.17%
Wells Fargo C&B Large Cap Value Portfolio				153,114
Wells Fargo Core Bond Portfolio				403,593
Wells Fargo Large Company Value Portfolio				153,879
Wells Fargo Real Return Portfolio				169,272
Wells Fargo Small Company Growth Portfolio				99,709
Wells Fargo Small Company Value Portfolio				102,461

				1,082,028

Bond Funds: 14.53%
Wells Fargo International Bond Fund Class R6 (l)†			16,993	163,987
Wells Fargo Short-Term Bond Fund Institutional Class (l)			35,305	308,566
Wells Fargo Strategic Income Fund Institutional Class (l)			33,459	306,816

				779,369

Stock Funds: 33.12%
Calamos Market Neutral Income Fund Class I			20,642	269,788
Wells Fargo Diversified International Fund Class R6 (l)			36,160	402,823
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			18,562	182,281
Wells Fargo Endeavor Select Fund Institutional Class (l)†			23,417	221,054
Wells Fargo Enterprise Fund Class R6 (l)†			3,557	161,504
Wells Fargo Intrinsic Value Fund Class R6 (l)			12,355	151,351
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			15,048	220,151
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			4,683	167,549

				1,776,501

Total Investment Companies (Cost $3,669,123)				3,637,898

	Yield	Maturity date	Principal
Short-Term Investments: 0.08%

U.S. Treasury Securities: 0.08%
U.S. Treasury Bill (z)#	0.00%	12-1-2016	$2,000	2,000
U.S. Treasury Bill (z)#	0.35	12-29-2016	2,000	1,999

Total Short-Term Investments (Cost $3,999)				3,999

Total investments in securities (Cost $5,325,811) *	99.31%	5,326,949
Other assets and liabilities, net	0.69	37,244

Total net assets	100.00%	$5,364,193

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2016 (unaudited)

DYNAMIC TARGET 2020 FUND

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

†	Non-income-earning security

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $5,321,236 and unrealized gains (losses) consists of:

Gross unrealized gains	$145,666
Gross unrealized losses	(139,953)

Net unrealized gains	$5,713

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Dynamic Target Date Funds	31

DYNAMIC TARGET 2025 FUND

Security name			Shares	Value

Exchange-Traded Funds: 32.41%
iShares Global Infrastructure ETF			1,349	$52,044
Schwab International Equity ETF			14,395	399,029
Schwab U.S. Aggregate Bond ETF			4,951	256,165
Schwab U.S. Broad Market ETF			18,471	987,830
Schwab U.S. REIT ETF			1,556	61,773

Total Exchange-Traded Funds (Cost $1,716,817)				1,756,841

Investment Companies: 67.52%

Affiliated Master Portfolios: 19.05%
Wells Fargo C&B Large Cap Value Portfolio				179,674
Wells Fargo Core Bond Portfolio				306,681
Wells Fargo Large Company Value Portfolio				179,743
Wells Fargo Real Return Portfolio				128,401
Wells Fargo Small Company Growth Portfolio				117,461
Wells Fargo Small Company Value Portfolio				120,457

				1,032,417

Bond Funds: 10.93%
Wells Fargo International Bond Fund Class R6 (l)†			12,959	125,050
Wells Fargo Short-Term Bond Fund Institutional Class (l)			26,818	234,393
Wells Fargo Strategic Income Fund Institutional Class (l)			25,377	232,708

				592,151

Stock Funds: 37.54%
Calamos Market Neutral Income Fund Class I			20,889	273,016
Wells Fargo Diversified International Fund Class R6 (l)			42,244	470,601
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			21,648	212,587
Wells Fargo Endeavor Select Fund Institutional Class (l)†			27,370	258,368
Wells Fargo Enterprise Fund Class R6 (l)†			4,169	189,284
Wells Fargo Intrinsic Value Fund Class R6 (l)			14,473	177,290
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			17,665	258,436
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			5,461	195,396

				2,034,978

Total Investment Companies (Cost $3,687,794)				3,659,546

	Yield	Maturity date	Principal
Short-Term Investments: 0.07%

U.S. Treasury Securities: 0.07%
U.S. Treasury Bill (z)#	0.00%	12-1-2016	$2,000	2,000
U.S. Treasury Bill (z)#	0.35	12-29-2016	2,000	1,999

				3,999

Total Short-Term Investments (Cost $3,999)				3,999

Total investments in securities (Cost $5,408,610) *	99.54%	5,420,386
Other assets and liabilities, net	0.46	24,930

Total net assets	100.00%	$5,445,316

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2016 (unaudited)

DYNAMIC TARGET 2025 FUND

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

†	Non-income-earning security

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $5,404,328 and unrealized gains (losses) consists of:

Gross unrealized gains	$83,107
Gross unrealized losses	(67,049)

Net unrealized gains	$16,058

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Dynamic Target Date Funds	33

DYNAMIC TARGET 2030 FUND

Security name			Shares	Value

Exchange-Traded Funds: 32.93%
iShares Global Infrastructure ETF			201	$7,755
Schwab International Equity ETF			16,004	443,631
Schwab U.S. Aggregate Bond ETF			3,301	170,794
Schwab U.S. Broad Market ETF			20,497	1,096,180
Schwab U.S. REIT ETF			1,330	52,801

Total Exchange-Traded Funds (Cost $1,728,738)				1,771,161

Investment Companies: 66.44%

Affiliated Master Portfolios: 17.73%
Wells Fargo C&B Large Cap Value Portfolio				199,232
Wells Fargo Core Bond Portfolio				204,481
Wells Fargo Large Company Value Portfolio				200,269
Wells Fargo Real Return Portfolio				85,367
Wells Fargo Small Company Growth Portfolio				130,367
Wells Fargo Small Company Value Portfolio				133,710

				953,426

Bond Funds: 7.35%
Wells Fargo International Bond Fund Class R6 (l)†			8,777	84,699
Wells Fargo Short-Term Bond Fund Institutional Class (l)			17,807	155,635
Wells Fargo Strategic Income Fund Institutional Class (l)			16,906	155,030

				395,364

Stock Funds: 41.36%
Calamos Market Neutral Income Fund Class I			20,431	267,036
Wells Fargo Diversified International Fund Class R6 (l)			46,930	522,805
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			24,244	238,075
Wells Fargo Endeavor Select Fund Institutional Class (l)†			30,307	286,094
Wells Fargo Enterprise Fund Class R6 (l)†			4,626	210,004
Wells Fargo Intrinsic Value Fund Class R6 (l)			16,054	196,662
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			19,596	286,691
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			6,075	217,371

				2,224,738

Total Investment Companies (Cost $3,607,846)				3,573,528

	Yield	Maturity date	Principal
Short-Term Investments: 0.16%

U.S. Treasury Securities: 0.16%
U.S. Treasury Bill (z)#	0.00%	12-1-2016	$7,000	7,000
U.S. Treasury Bill (z)#	0.35	12-29-2016	2,000	1,999

				8,999

Total Short-Term Investments (Cost $8,999)				8,999

Total investments in securities (Cost $5,345,583) *	99.53%	5,353,688
Other assets and liabilities, net	0.47	25,043

Total net assets	100.00%	$5,378,731

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2016 (unaudited)

DYNAMIC TARGET 2030 FUND

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

†	Non-income-earning security

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $5,339,491 and unrealized gains (losses) consists of:

Gross unrealized gains	$88,848
Gross unrealized losses	(74,651)

Net unrealized gains	$14,197

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Dynamic Target Date Funds	35

DYNAMIC TARGET 2035 FUND

Security name			Shares	Value

Exchange-Traded Funds: 33.29%
Schwab International Equity ETF			16,844	$466,916
Schwab U.S. Aggregate Bond ETF			2,110	109,171
Schwab U.S. Broad Market ETF			21,697	1,160,356
Schwab U.S. REIT ETF			197	7,821

Total Exchange-Traded Funds (Cost $1,699,737)				1,744,264

Investment Companies: 66.06%

Affiliated Master Portfolios: 16.88%
Wells Fargo C&B Large Cap Value Portfolio				210,490
Wells Fargo Core Bond Portfolio				130,640
Wells Fargo Large Company Value Portfolio				210,771
Wells Fargo Real Return Portfolio				54,492
Wells Fargo Small Company Growth Portfolio				136,885
Wells Fargo Small Company Value Portfolio				141,217

				884,495

Bond Funds: 4.81%
Wells Fargo International Bond Fund Class R6 (l)†			5,585	53,898
Wells Fargo Short-Term Bond Fund Institutional Class (l)			11,370	99,370
Wells Fargo Strategic Income Fund Institutional Class (l)			10,805	99,082

				252,350

Stock Funds: 44.37%
Calamos Market Neutral Income Fund Class I			20,031	261,805
Wells Fargo Diversified International Fund Class R6 (l)			49,463	551,022
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			25,322	248,659
Wells Fargo Endeavor Select Fund Institutional Class (l)†			32,092	302,952
Wells Fargo Enterprise Fund Class R6 (l)†			4,877	221,398
Wells Fargo Intrinsic Value Fund Class R6 (l)			16,968	207,858
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			20,633	301,860
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			6,407	229,228

				2,324,782

Total Investment Companies (Cost $3,497,369)				3,461,627

	Yield	Maturity date	Principal
Short-Term Investments: 0.17%

U.S. Treasury Securities: 0.17%
U.S. Treasury Bill (z)#	0.00%	12-1-2016	$7,000	7,000
U.S. Treasury Bill (z)#	0.35	12-29-2016	2,000	1,999

Total Short-Term Investments (Cost $8,999)				8,999

Total investments in securities (Cost $5,206,105) *	99.52%	5,214,890
Other assets and liabilities, net	0.48	24,891

Total net assets	100.00%	$5,239,781

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2016 (unaudited)

DYNAMIC TARGET 2035 FUND

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

†	Non-income-earning security

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $5,195,411 and unrealized gains (losses) consists of:

Gross unrealized gains	$93,399
Gross unrealized losses	(73,920)

Net unrealized gains	$19,479

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Dynamic Target Date Funds	37

DYNAMIC TARGET 2040 FUND

Security name			Shares	Value

Exchange-Traded Funds: 33.70%
Schwab International Equity ETF			17,987	$498,600
Schwab U.S. Aggregate Bond ETF			1,338	69,228
Schwab U.S. Broad Market ETF			22,701	1,214,049

Total Exchange-Traded Funds (Cost $1,733,733)				1,781,877

Investment Companies: 65.48%

Affiliated Master Portfolios: 16.02%
Wells Fargo C&B Large Cap Value Portfolio				220,184
Wells Fargo Core Bond Portfolio				83,215
Wells Fargo Large Company Value Portfolio				220,454
Wells Fargo Real Return Portfolio				34,994
Wells Fargo Small Company Growth Portfolio				141,886
Wells Fargo Small Company Value Portfolio				146,547

				847,280

Fixed-Income Funds: 3.03%
Wells Fargo International Bond Fund Class R6 (l)†			3,616	34,894
Wells Fargo Short-Term Bond Fund Institutional Class (l)			7,180	62,755
Wells Fargo Strategic Income Fund Institutional Class (l)			6,828	62,611

				160,260

Equity Funds: 46.43%
Calamos Market Neutral Income Fund Class I			19,898	260,073
Wells Fargo Diversified International Fund Class R6 (l)			52,846	588,701
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			28,099	275,932
Wells Fargo Endeavor Select Fund Institutional Class (l)†			34,054	321,469
Wells Fargo Enterprise Fund Class R6 (l)†			5,095	231,315
Wells Fargo Intrinsic Value Fund Class R6 (l)			17,779	217,794
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			21,914	320,595
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			6,681	239,062

				2,454,941

Total Investment Companies (Cost $3,495,065)				3,462,481

	Yield	Maturity date	Principal
Short-Term Investments: 0.17%

U.S. Treasury Securities: 0.17%
U.S. Treasury Bill (z)#	0.00%	12-1-2016	$7,000	7,000
U.S. Treasury Bill (z)#	0.35	12-29-2016	2,000	1,999

Total Short-Term Investments (Cost $8,999)				8,999

Total investments in securities (Cost $5,237,797) *	99.35%	5,253,357
Other assets and liabilities, net	0.65	34,469

Total net assets	100.00%	$5,287,826

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2016 (unaudited)

DYNAMIC TARGET 2040 FUND

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

†	Non-income-earning security

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $5,229,177 and unrealized gains (losses) consists of:

Gross unrealized gains	$208,645
Gross unrealized losses	(184,465)

Net unrealized gains	$24,180

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Dynamic Target Date Funds	39

DYNAMIC TARGET 2045 FUND

Security name			Shares	Value

Exchange-Traded Funds: 34.07%
Schwab International Equity ETF			17,793	$493,222
Schwab U.S. Aggregate Bond ETF			1,008	52,154
Schwab U.S. Broad Market ETF			22,939	1,226,778

Total Exchange-Traded Funds (Cost $1,724,106)				1,772,154

Investment Companies: 65.14%

Affiliated Master Portfolios: 15.93%
Wells Fargo C&B Large Cap Value Portfolio				222,682
Wells Fargo Core Bond Portfolio				62,785
Wells Fargo Large Company Value Portfolio				222,873
Wells Fargo Real Return Portfolio				26,452
Wells Fargo Small Company Growth Portfolio				144,398
Wells Fargo Small Company Value Portfolio				149,493

				828,683

Fixed-Income Funds: 2.33%
Wells Fargo International Bond Fund Class R6 (l)†			2,733	26,374
Wells Fargo Short-Term Bond Fund Institutional Class (l)			5,420	47,375
Wells Fargo Strategic Income Fund Institutional Class (l)			5,156	47,278

				121,027

Equity Funds: 46.88%
Calamos Market Neutral Income Fund Class I			19,804	258,835
Wells Fargo Diversified International Fund Class R6 (l)			52,266	582,239
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			26,794	263,112
Wells Fargo Endeavor Select Fund Institutional Class (l)†			33,890	319,918
Wells Fargo Enterprise Fund Class R6 (l)†			5,145	233,604
Wells Fargo Intrinsic Value Fund Class R6 (l)			17,944	219,818
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			21,777	318,600
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			6,758	241,794

				2,437,920

Total Investment Companies (Cost $3,422,674)				3,387,630

	Yield	Maturity date	Principal
Short-Term Investments: 0.17%

U.S. Treasury Securities: 0.17%
U.S. Treasury Bill (z)#	0.00%	12-1-2016	$7,000	7,000
U.S. Treasury Bill (z)#	0.35	12-29-2016	2,000	1,999

Total Short-Term Investments (Cost $8,999)				8,999

Total investments in securities (Cost $5,155,779) *	99.38%	5,168,783
Other assets and liabilities, net	0.62	32,101

Total net assets	100.00%	$5,200,884

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2016 (unaudited)

DYNAMIC TARGET 2045 FUND

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

†	Non-income-earning security

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $5,147,157 and unrealized gains (losses) consists of:

Gross unrealized gains	$209,279
Gross unrealized losses	(187,653)

Net unrealized gains	$21,626

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Dynamic Target Date Funds	41

DYNAMIC TARGET 2050 FUND

Security name			Shares	Value

Exchange-Traded Funds: 34.11%
Schwab International Equity ETF			17,793	$493,222
Schwab U.S. Aggregate Bond ETF			983	50,860
Schwab U.S. Broad Market ETF			22,918	1,225,656

Total Exchange-Traded Funds (Cost $1,721,766)				1,769,738

Investment Companies: 65.12%

Affiliated Master Portfolios: 15.91%
Wells Fargo C&B Large Cap Value Portfolio				222,585
Wells Fargo Core Bond Portfolio				60,945
Wells Fargo Large Company Value Portfolio				222,806
Wells Fargo Real Return Portfolio				25,471
Wells Fargo Small Company Growth Portfolio				144,595
Wells Fargo Small Company Value Portfolio				149,184

				825,586

Fixed Income Funds: 2.26%
Wells Fargo International Bond Fund Class R6 (l) †			2,632	25,397
Wells Fargo Short-Term Bond Fund Institutional Class (l)			5,253	45,909
Wells Fargo Strategic Income Fund Institutional Class (l)			4,996	45,814

				117,120

Equity Funds: 46.95%
Calamos Market Neutral Income Fund Class I			19,747	258,092
Wells Fargo Diversified International Fund Class R6 (l)			52,227	581,814
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			26,771	262,893
Wells Fargo Endeavor Select Fund Institutional Class (l)†			33,845	319,493
Wells Fargo Enterprise Fund Class R6 (l)†			5,150	233,818
Wells Fargo Intrinsic Value Fund Class R6 (l)			17,935	219,705
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			21,783	318,688
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			6,752	241,571

				2,436,074

Total Investment Companies (Cost $3,413,618)				3,378,780

	Yield	Maturity date	Principal
Short-Term Investments: 0.17%

U.S. Treasury Securities: 0.17%
U.S. Treasury Bill #(z)	0.00%	12-1-2016	$7,000	7,000
U.S. Treasury Bill #(z)	0.35	12-29-2016	2,000	1,999

Total Short-Term Investments (Cost $8,999)				8,999

Total investments in securities (Cost $5,144,383) *	99.40%	5,157,517
Other assets and liabilities, net	0.60	31,011

Total net assets	100.00%	$5,188,528

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2016 (unaudited)

DYNAMIC TARGET 2050 FUND

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

†	Non-income-earning security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $5,135,694 and unrealized gains (losses) consists of:

Gross unrealized gains	$208,960
Gross unrealized losses	(187,137)

Net unrealized gains	$21,823

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Dynamic Target Date Funds	43

DYNAMIC TARGET 2055 FUND

Security name			Shares	Value

Exchange-Traded Funds: 34.09%
Schwab International Equity ETF			17,759	$492,279
Schwab U.S. Aggregate Bond ETF			981	50,757
Schwab U.S. Broad Market ETF			22,891	1,224,212

Total Exchange-Traded Funds (Cost $1,719,435)				1,767,248

Investment Companies: 65.07%

Affiliated Master Portfolios: 15.89%
Wells Fargo C&B Large Cap Value Portfolio				222,297
Wells Fargo Core Bond Portfolio				60,837
Wells Fargo Large Company Value Portfolio				222,518
Wells Fargo Real Return Portfolio				25,423
Wells Fargo Small Company Growth Portfolio				143,846
Wells Fargo Small Company Value Portfolio				148,939

				823,860

Fixed-Income Funds: 2.26%
Wells Fargo International Bond Fund Class R6 (l)†			2,627	25,351
Wells Fargo Short-Term Bond Fund Institutional Class (l)			5,243	45,827
Wells Fargo Strategic Income Fund Institutional Class (l)			4,987	45,729

				116,907

Equity Funds: 46.92%
Calamos Market Neutral Income Fund Class I			19,744	258,048
Wells Fargo Diversified International Fund Class R6 (l)			52,151	580,959
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			26,737	262,557
Wells Fargo Endeavor Select Fund Institutional Class (l)†			33,815	319,215
Wells Fargo Enterprise Fund Class R6 (l)†			5,136	233,190
Wells Fargo Intrinsic Value Fund Class R6 (l)			17,914	219,449
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			21,727	317,866
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			6,749	241,483

				2,432,767

Total Investment Companies (Cost $3,409,296)				3,373,534

	Yield	Maturity date	Principal
Short-Term Investments: 0.17%

U.S. Treasury Securities: 0.17%
U.S. Treasury Bill #(z)	0.00%	12-1-2016	$7,000	7,000
U.S. Treasury Bill #(z)	0.35	12-29-2016	2,000	1,999

Total Short-Term Investments (Cost $8,999)				8,999

Total investments in securities (Cost $5,137,730) *	99.33%	5,149,781
Other assets and liabilities, net	0.67	34,734

Total net assets	100.00%	$5,184,515

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2016 (unaudited)

DYNAMIC TARGET 2055 FUND

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

†	Non-income-earning security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $5,129,233 and unrealized gains (losses) consists of:

Gross unrealized gains	$208,554
Gross unrealized losses	(188,006)

Net unrealized gains	$20,548

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Dynamic Target Date Funds	45

DYNAMIC TARGET 2060 FUND

Security name			Shares	Value

Exchange-Traded Funds: 34.11%
Schwab International Equity ETF			17,793	$493,222
Schwab U.S. Aggregate Bond ETF			988	51,119
Schwab U.S. Broad Market ETF			22,926	1,226,084

Total Exchange-Traded Funds (Cost $1,722,367)				1,770,425

Investment Companies: 65.11%

Affiliated Master Portfolios: 15.91%
Wells Fargo C&B Large Cap Value Portfolio				222,665
Wells Fargo Core Bond Portfolio				61,291
Wells Fargo Large Company Value Portfolio				222,868
Wells Fargo Real Return Portfolio				25,611
Wells Fargo Small Company Growth Portfolio				144,370
Wells Fargo Small Company Value Portfolio				149,238

				826,043

Fixed Income Funds: 2.27%
Wells Fargo International Bond Fund Class R6 (l)†			2,647	25,541
Wells Fargo Short-Term Bond Fund Institutional Class (l)			5,282	46,164
Wells Fargo Strategic Income Fund Institutional Class (l)			5,023	46,065

				117,770

Equity Funds: 46.93%
Calamos Market Neutral Income Fund Class I			19,743	258,036
Wells Fargo Diversified International Fund Class R6 (l)			52,246	582,021
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			26,779	262,965
Wells Fargo Endeavor Select Fund Institutional Class (l)†			33,828	319,333
Wells Fargo Enterprise Fund Class R6 (l)†			5,148	233,699
Wells Fargo Intrinsic Value Fund Class R6 (l)			17,940	219,766
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			21,763	318,390
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			6,754	241,656

				2,435,866

Total Investment Companies (Cost $3,415,486)				3,379,679

	Yield	Maturity date	Principal
Short-Term Investments: 0.18%

U.S. Treasury Securities: 0.18%
U.S. Treasury Bill #(z)	0.00%	12-1-2016	$7,000	7,000
U.S. Treasury Bill #(z)	0.35	12-29-2016	2,000	1,999

Total Short-Term Investments (Cost $8,999)				8,999

Total investments in securities (Cost $5,146,852) *	99.40%	5,159,103
Other assets and liabilities, net	0.60	31,392

Total net assets	100.00%	$5,190,495

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2016 (unaudited)

DYNAMIC TARGET 2060 FUND

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

†	Non-income-earning security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $5,137,972 and unrealized gains (losses) consists of:

Gross unrealized gains	$208,957
Gross unrealized losses	(187,826)

Net unrealized gains	$21,131

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

48	Wells Fargo Dynamic Target Date Funds	Statements of assets and liabilities—November 30, 2016 (unaudited)

	Dynamic Target Today Fund	Dynamic Target 2015 Fund

Assets
Investments
In affiliated Underlying Funds, at value (see cost below)	$2,144,232	$2,278,914
In unaffiliated Underlying Funds and securities, at value (see cost below)	1,749,431	1,929,841
In affiliated Master Portfolios, at value (see cost below)	1,234,307	1,169,756

Total investments, at value (see cost below)	5,127,970	5,378,511
Cash	0	0
Receivable for investments sold	4,028	4,779
Receivable for dividends	624	486
Receivable for daily variation margin on open futures contracts	594	594
Receivable from manager	17,361	16,876
Prepaid expenses and other assets	73,094	76,010

Total assets	5,223,671	5,477,256

Liabilities
Payable for investments purchased	3,314	3,850
Due to custodian bank	4,040	4,792
Distribution fees payable	84	83
Administration fees payable	180	222
Shareholder report expenses payable	26,822	26,323
Custodian and accounting fees payable	19,806	19,204
Professional fees payable	9,520	9,520
Accrued expenses and other liabilities	1,354	1,409

Total liabilities	65,120	65,403

Total net assets	$5,158,551	$5,411,853

NET ASSETS CONSIST OF
Paid-in capital	$5,095,017	$5,333,843
Undistributed net investment income	8,287	6,536
Accumulated net realized gains on investments	49,367	58,695
Net unrealized gains on investments	5,880	12,779

Total net assets	$5,158,551	$5,411,853

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$124,188	$372,330
Shares outstanding – Class A1	12,241	36,692
Net asset value per share – Class A	$10.15	$10.15
Maximum offering price per share – Class A2	$10.77	$10.77
Net assets – Class C	$101,547	$101,650
Shares outstanding – Class C1	10,054	10,052
Net asset value per share – Class C	$10.10	$10.11
Net assets – Class R	$102,058	$102,163
Shares outstanding – Class R1	10,095	10,094
Net asset value per share – Class R	$10.11	$10.12
Net assets – Class R4	$102,630	$102,735
Share outstanding – Class R4[1]	10,138	10,137
Net asset value per share – Class R4	$10.12	$10.13
Net assets – Class R6	$4,728,128	$4,732,975
Shares outstanding – Class R6[1]	466,940	466,877
Net asset value per share – Class R6	$10.13	$10.14

Investments in affiliated Underlying Funds, at cost	$2,203,224	$2,363,520

Investments in unaffiliated Underlying Funds and securities, at cost	$1,726,793	$1,895,244

Investments in affiliated Master Portfolios, at cost	$1,192,283	$1,107,178

Total investments, at cost	$5,122,300	$5,365,942

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2016 (unaudited)	Wells Fargo Dynamic Target Date Funds	49

Dynamic Target 2020 Fund	Dynamic Target 2025 Fund	Dynamic Target 2030 Fund	Dynamic Target 2035 Fund	Dynamic Target 2040 Fund	Dynamic Target 2045 Fund	Dynamic Target 2050 Fund

$2,286,082	$2,354,113	$2,353,066	$2,315,327	$2,355,128	$2,300,112	$2,295,102
1,958,839	2,033,856	2,047,196	2,015,068	2,050,949	2,039,988	2,036,829
1,082,028	1,032,417	953,426	884,495	847,280	828,683	825,586

5,326,949	5,420,386	5,353,688	5,214,890	5,253,357	5,168,783	5,157,517
0	0	1,922	0	0	0	0
3,752	3,859	3,591	4,020	2,840	4,127	4,019
377	286	188	121	75	58	56
594	594	594	594	594	594	594
16,364	18,592	18,624	18,637	16,741	17,134	17,849
78,928	64,594	64,058	64,057	75,028	73,464	68,792

5,426,964	5,508,311	5,442,665	5,302,319	5,348,635	5,264,160	5,248,827

5,738	3,646	9,052	5,488	5,438	3,434	5,436
1,752	3,860	0	1,998	834	4,099	1,995
84	91	83	83	83	83	83
210	224	207	187	191	180	177
26,222	26,565	26,343	26,373	26,556	26,378	24,333
18,901	18,466	18,127	18,308	18,172	18,228	18,371
8,474	8,743	8,743	8,743	8,181	9,520	8,563
1,390	1,400	1,379	1,358	1,354	1,354	1,341

62,771	62,995	63,934	62,538	60,809	63,276	60,299

$5,364,193	$5,445,316	$5,378,731	$5,239,781	$5,287,826	$5,200,884	$5,188,528

$5,219,431	$5,300,010	$5,236,033	$5,100,838	$5,151,718	$5,055,859	$5,043,780
50,584	46,067	41,274	38,177	36,048	35,531	35,448
92,830	87,253	93,109	91,771	84,290	96,280	95,956
1,348	11,986	8,315	8,995	15,770	13,214	13,344

$5,364,193	$5,445,316	$5,378,731	$5,239,781	$5,287,826	$5,200,884	$5,188,528

$300,435	$373,831	$315,891	$174,528	$225,245	$127,518	$114,880
29,330	36,547	30,873	17,053	22,040	12,445	11,212
$10.24	$10.23	$10.23	$10.23	$10.22	$10.25	$10.25
$10.86	$10.85	$10.85	$10.85	$10.84	$10.88	$10.88
$102,138	$114,056	$102,118	$102,167	$102,113	$102,331	$102,337
10,041	11,228	10,050	10,053	10,056	10,056	10,056
$10.17	$10.16	$10.16	$10.16	$10.15	$10.18	$10.18
$102,657	$102,572	$102,645	$102,694	$102,640	$102,858	$102,861
10,046	10,051	10,055	10,058	10,061	10,061	10,061
$10.22	$10.21	$10.21	$10.21	$10.20	$10.22	$10.22
$103,229	$103,141	$103,206	$103,257	$103,202	$103,423	$103,429
10,051	10,056	10,060	10,063	10,065	10,066	10,066
$10.27	$10.26	$10.26	$10.26	$10.25	$10.27	$10.28
$4,755,734	$4,751,716	$4,754,871	$4,757,135	$4,754,626	$4,764,754	$4,765,021
462,410	462,646	462,826	462,960	463,073	463,098	463,100
$10.28	$10.27	$10.27	$10.28	$10.27	$10.29	$10.29

$2,395,085	$2,472,899	$2,489,080	$2,459,261	$2,501,176	$2,450,080	$2,444,729

$1,923,461	$1,990,640	$2,001,582	$1,967,341	$1,999,479	$1,988,670	$1,985,582

$1,007,265	$945,071	$854,921	$779,503	$737,142	$717,029	$714,072

$5,325,811	$5,408,610	$5,345,583	$5,206,105	$5,237,797	$5,155,779	$5,144,383

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Dynamic Target Date Funds	Statements of assets and liabilities—November 30, 2016 (unaudited)

	Dynamic Target 2055 Fund	Dynamic Target 2060 Fund

Assets
Investments
In affiliated Underlying Funds, at value (see cost below)	$2,291,626	$2,295,600
In unaffiliated Underlying Funds and securities, at value (see cost below)	2,034,295	2,037,460
In affiliated Master Portfolios, at value (see cost below)	823,860	826,043

Total investments, at value (see cost below)	5,149,781	5,159,103
Receivable for investments sold	4,073	3,966
Receivable for dividends	56	56
Receivable for daily variation margin on open futures contracts	594	594
Receivable from manager	17,250	17,793
Prepaid expenses and other assets	73,083	69,115

Total assets	5,244,837	5,250,627

Liabilities
Payable for investments purchased	3,430	3,430
Due to custodian bank	4,054	3,948
Distribution fees payable	83	83
Administration fees payable	177	176
Shareholder report expenses payable	24,335	24,353
Custodian and accounting fees payable	18,313	18,213
Professional fees payable	8,562	8,562
Accrued expenses and other liabilities	1,368	1,367

Total liabilities	60,322	60,132

Total net assets	$5,184,515	$5,190,495

NET ASSETS CONSIST OF
Paid-in capital	$5,038,727	$5,038,573
Undistributed net investment income	35,425	35,497
Accumulated net realized gains on investments	98,102	103,964
Net unrealized gains on investments	12,261	12,461

Total net assets	$5,184,515	$5,190,495

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$109,632	$109,215
Shares outstanding – Class A1	10,698	10,643
Net asset value per share – Class A	$10.25	$10.26
Maximum offering price per share – Class A2	$10.88	$10.89
Net assets – Class C	$102,362	$102,490
Shares outstanding – Class C1	10,056	10,056
Net asset value per share – Class C	$10.18	$10.19
Net assets – Class R	$102,886	$103,016
Shares outstanding – Class R1	10,061	10,061
Net asset value per share – Class R	$10.23	$10.24
Net assets – Class R4	$103,454	$103,584
Share outstanding – Class R4[1]	10,066	10,066
Net asset value per share – Class R4	$10.28	$10.29
Net assets – Class R6	$4,766,181	$4,772,190
Shares outstanding – Class R6[1]	463,100	463,099
Net asset value per share – Class R6	$10.29	$10.30

Investments in affiliated Underlying Funds, at cost	$2,441,987	$2,446,142

Investments in unaffiliated Underlying Funds and securities, at cost	$1,983,211	$1,986,177

Investments in affiliated Master Portfolios, at cost	$712,532	$714,533

Total investments, at cost	$5,137,730	$5,146,852

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

52	Wells Fargo Dynamic Target Date Funds	Statements of operations—six months ended November 30, 2016 (unaudited)

	Dynamic Target Today Fund	Dynamic Target 2015 Fund

Investment income
Dividends from unaffiliated Underlying Funds	$14,832	$14,753
Dividends from affiliated Underlying Funds	10,741	9,392
Dividends allocated from affiliated Master Portfolios*	2,745	3,692
Interest allocated from affiliated Master Portfolios**	10,595	8,130
Interest	4	6
Securities lending income allocated from affiliated Master Portfolios	167	190
Affiliated income allocated from affiliated Master Portfolios	74	68
Expenses allocated from affiliated Master Portfolios	(3,014)	(3,070)
Waivers allocated from affiliated Master Portfolios	169	140

Total investment income	36,313	33,301

Expenses
Management fee	5,195	5,384
Administration fees
Class A	131	357
Class C	108	107
Class R	108	108
Class R4	42	41
Class R6	714	711
Shareholder servicing fees
Class A	156	425
Class C	128	128
Class R	129	128
Class R4	52	51
Distribution fees
Class C	385	383
Class R	129	128
Custody and accounting fees	12,997	13,001
Professional fees	13,889	13,889
Registration fees	38,651	35,735
Shareholder report expenses	27,419	27,346
Trustees’ fees and expenses	12,057	12,057
Other fees and expenses	1,792	1,829

Total expenses	114,082	111,808
Less: Fee waivers and/or expense reimbursements	(110,986)	(108,237)

Net expenses	3,096	3,571

Net investment income	33,217	29,730

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated Underlying Funds	1,224	23
Affiliated Underlying Funds	(1,163)	(2,741)
Futures transactions	5,650	3,664
Securities transactions allocated from affiliated Master Portfolios	13,967	16,807

Net realized gains on investments	19,678	17,753

Net change in unrealized gains (losses) on:
Unaffiliated Underlying Funds	13,013	30,292
Affiliated Underlying Funds	14,373	25,938
Futures transactions	841	841
Securities transactions allocated from affiliated Master Portfolios	(2,119)	9,303

Net change in unrealized gains (losses) on investments	26,108	66,374

Net realized and unrealized gains (losses) on investments	45,786	84,127

Net increase in net assets resulting from operations	$79,003	$113,857

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$52	$65
** Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$5	$4

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2016 (unaudited)	Wells Fargo Dynamic Target Date Funds	53

Dynamic Target 2020 Fund	Dynamic Target 2025 Fund	Dynamic Target 2030 Fund	Dynamic Target 2035 Fund	Dynamic Target 2040 Fund	Dynamic Target 2045 Fund	Dynamic Target 2050 Fund

$13,848	$13,360	$12,510	$11,879	$11,830	$11,755	$11,722
8,204	7,266	6,261	5,564	5,107	4,887	4,857
4,179	4,688	5,118	5,371	5,580	5,623	5,613
6,274	4,695	3,077	2,011	1,233	968	943
7	8	12	12	12	13	13
197	208	215	219	222	222	222
60	55	49	46	43	42	41
(3,007)	(2,998)	(2,937)	(2,891)	(2,864)	(2,842)	(2,833)
117	98	77	63	54	50	49

29,879	27,380	24,382	22,274	21,217	20,718	20,627

5,306	5,312	5,234	5,156	5,149	5,117	5,104

271	293	237	168	172	131	117
107	117	106	106	106	106	106
108	107	107	106	106	106	106
41	41	41	41	41	41	41
711	708	706	704	702	703	703

323	348	282	200	205	156	139
128	139	127	126	126	126	126
128	128	127	127	126	127	127
51	51	51	51	51	51	51

383	417	380	379	378	379	379
128	128	127	127	126	127	127
12,999	12,999	12,998	12,996	12,996	12,996	12,994
13,882	13,921	13,921	13,921	13,840	13,889	13,792
32,982	46,397	46,930	46,930	35,494	37,920	42,397
27,207	27,470	27,342	27,342	27,417	27,265	27,247
12,057	12,055	12,055	12,055	12,056	12,057	12,056
1,779	1,801	1,800	1,802	1,801	1,804	1,793

108,591	122,432	122,571	122,337	110,892	113,101	117,405
(105,030)	(118,641)	(118,764)	(118,743)	(107,181)	(109,537)	(113,878)

3,561	3,791	3,807	3,594	3,711	3,564	3,527

26,318	23,589	20,575	18,680	17,506	17,154	17,100

339	(78)	44	(193)	(306)	(263)	(270)
(2,146)	(2,658)	(4,616)	(4,327)	(5,496)	(5,628)	(5,763)
3,295	231	(3,958)	644	(1,502)	(17)	(16)
18,232	19,830	21,060	21,756	22,332	22,471	22,420

19,720	17,325	12,530	17,880	15,028	16,563	16,371

41,520	52,299	62,512	(122,251)	73,997	74,930	74,839
32,799	38,955	46,965	242,223	54,836	55,360	55,457
841	841	841	841	841	841	841
17,349	24,319	31,480	35,290	38,599	39,559	39,618

92,509	116,414	141,798	156,103	168,273	170,690	170,755

112,229	133,739	154,328	173,983	183,301	187,253	187,126

$138,547	$157,328	$174,903	$192,663	$200,807	$204,407	$204,226

$71	$77	$82	$85	$87	$88	$88
$3	$2	$1	$1	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Dynamic Target Date Funds	Statements of operations—six months ended November 30, 2016 (unaudited)

	Dynamic Target 2055 Fund	Dynamic Target 2060 Fund

Investment income
Dividends from unaffiliated Underlying Funds	$11,713	$11,727
Dividends from affiliated Underlying Funds	4,851	4,857
Dividends allocated from affiliated Master Portfolios*	5,608	5,615
Interest allocated from affiliated Master Portfolios	942	943
Interest	12	12
Securities lending income allocated from affiliated Master Portfolios	221	222
Affiliated income allocated from affiliated Master Portfolios	41	41
Expenses allocated from affiliated Master Portfolios	(2,830)	(2,833)
Waivers allocated from affiliated Master Portfolios	49	49

Total investment income	20,607	20,633

Expenses
Management fee	5,101	5,105
Administration fees
Class A	112	110
Class C	106	106
Class R	106	107
Class R4	41	41
Class R6	703	704
Shareholder servicing fees
Class A	133	131
Class C	126	126
Class R	127	127
Class R4	51	51
Distribution fees
Class C	379	379
Class R	127	127
Custody and accounting fees	12,996	12,995
Professional fees	13,792	13,793
Registration fees	38,718	42,030
Shareholder report expenses	27,247	27,247
Trustees’ fees and expenses	12,056	12,056
Other fees and expenses	1,827	1,821

Total expenses	113,748	117,056
Less: Fee waivers and/or expense reimbursements	(110,228)	(113,541)

Net expenses	3,520	3,515

Net investment income	17,087	17,118

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolios	22,398	22,470
Unaffiliated Underlying Funds	(288)	(303)
Affiliated Underlying Funds	(5,692)	(5,805)
Futures transactions	(1,137)	(1,139)

Net realized gains on investments	15,281	15,223

Net change in unrealized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolios	39,500	39,571
Unaffiliated Underlying Funds	74,787	74,844
Affiliated Underlying Funds	55,343	55,406
Futures transactions	841	841

Net change in unrealized gains (losses) on investments	170,471	170,662

Net realized and unrealized gains (losses) on investments	185,752	185,885

Net increase in net assets resulting from operations	$202,839	$203,003

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$87	$88

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dynamic Target Date Funds	55

	Dynamic Target Today Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016[1]

Operations
Net investment income		$33,217		$42,317
Net realized gains on investments		19,678		35,759
Net change in unrealized gains (losses) on investments		26,108		(20,228)

Net increase in net assets resulting from operations		79,003		57,848

Distributions to shareholders from
Net investment income
Class A		(586)		(341)
Class C		(262)		(274)
Class R		(625)		(321)
Class R4		(1,017)		(368)
Class R6		(51,873)		(17,595)

Total distributions to shareholders		(54,363)		(18,899)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,149	21,700	10,000	100,000
Class C	0	0	10,000	100,000
Class R	0	0	10,000	100,000
Class R4	0	0	10,000	100,000
Class R6	0	0	460,000	4,600,000

		21,700		5,000,000

Reinvestment of distributions
Class A	57	586	35	341
Class C	26	262	28	274
Class R	62	625	33	321
Class R4	101	1,017	37	368
Class R6	5,156	51,873	1,784	17,595

		54,363		18,899

Net increase in net assets resulting from capital share transactions		76,063		5,018,899

Total increase in net assets		100,703		5,057,848

Net assets
Beginning of period		5,057,848		0

End of period		$5,158,551		$5,057,848

Undistributed net investment income		$8,287		$29,433

[1]	For the period from November 30, 2015 (commencement of operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Dynamic Target Date Funds	Statements of changes in net assets

	Dynamic Target 2015 Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016[1]

Operations
Net investment income		$29,730		$42,044
Net realized gains on investments		17,753		48,714
Net change in unrealized gains (losses) on investments		66,374		(53,595)

Net increase in net assets resulting from operations		113,857		37,163

Distributions to shareholders from
Net investment income
Class A		(1,517)		(429)
Class C		(154)		(361)
Class R		(516)		(409)
Class R4		(900)		(457)
Class R6		(46,460)		(21,726)

Total distributions to shareholders		(49,547)		(23,382)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	19,056	194,009	20,347	196,247
Class C	0	0	10,000	100,000
Class R	0	0	10,000	100,000
Class R4	0	0	10,000	100,000
Class R6	0	0	460,000	4,600,000

		194,009		5,096,247

Reinvestment of distributions
Class A	150	1,517	44	429
Class C	15	154	37	361
Class R	52	516	42	409
Class R4	90	900	47	457
Class R6	4,665	46,460	2,212	21,726

		49,547		23,382

Payment for shares redeemed
Class A	(2,395)	(24,423)	(510)	(5,000)

Net increase in net assets resulting from capital share transactions		219,133		5,114,629

Total increase in net assets		283,443		5,128,410

Net assets
Beginning of period		5,128,410		0

End of period		$5,411,853		$5,128,410

Undistributed net investment income		$6,536		$26,353

[1]	For the period from November 30, 2015 (commencement of operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dynamic Target Date Funds	57

	Dynamic Target 2020 Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016[1]

Operations
Net investment income		$26,318		$41,009
Net realized gains on investments		19,720		81,951
Net change in unrealized gains (losses) on investments		92,509		(91,161)

Net increase in net assets resulting from operations		138,547		31,799

Distributions to shareholders from
Net investment income
Class A		0		(520)
Class C		0		(402)
Class R		0		(451)
Class R4		0		(499)
Class R6		0		(23,616)

Total distributions to shareholders		0		(25,488)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	19,488	196,012	13,233	131,778
Class C	0	0	10,000	100,000
Class R	0	0	10,000	100,000
Class R4	0	0	10,000	100,000
Class R6	0	0	460,000	4,600,000

		196,012		5,031,778

Reinvestment of distributions
Class A	0	0	53	520
Class C	0	0	41	402
Class R	0	0	46	451
Class R4	0	0	51	499
Class R6	0	0	2,410	23,616

		0		25,488

Payment for shares redeemed
Class A	(2,055)	(20,863)	(1,389)	(13,080)

Net increase in net assets resulting from capital share transactions		175,149		5,044,186

Total increase in net assets		313,696		5,050,497

Net assets
Beginning of period		5,050,497		0

End of period		$5,364,193		$5,050,497

Undistributed net investment income		$50,584		$24,266

[1]	For the period from November 30, 2015 (commencement of operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Dynamic Target Date Funds	Statements of changes in net assets

	Dynamic Target 2025 Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016[1]

Operations
Net investment income		$23,589		$40,675
Net realized gains on investments		17,325		79,735
Net change in unrealized gains (losses) on investments		116,414		(104,428)

Net increase in net assets resulting from operations		157,328		15,982

Distributions to shareholders from
Net investment income
Class A		0		(520)
Class C		0		(451)
Class R		0		(500)
Class R4		0		(548)
Class R6		0		(25,875)

Total distributions to shareholders		0		(27,894)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	18,095	184,419	18,841	180,465
Class C	1,182	11,622	10,000	100,000
Class R	0	0	10,000	100,000
Class R4	0	0	10,000	100,000
Class R6	0	0	460,000	4,600,000

		196,041		5,080,465

Reinvestment of distributions
Class A	0	0	53	520
Class C	0	0	46	451
Class R	0	0	51	500
Class R4	0	0	56	548
Class R6	0	0	2,646	25,875

		0		27,894

Payment for shares redeemed
Class A	(442)	(4,500)	0	0

Net increase in net assets resulting from capital share transactions		191,541		5,108,359

Total increase in net assets		348,869		5,096,447

Net assets
Beginning of period		5,096,447		0

End of period		$5,445,316		$5,096,447

Undistributed net investment income		$46,067		$22,478

[1]	For the period from November 30, 2015 (commencement of operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dynamic Target Date Funds	59

	Dynamic Target 2030 Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016[1]

Operations
Net investment income		$20,575		$39,856
Net realized gains on investments		12,530		91,357
Net change in unrealized gains (losses) on investments		141,798		(133,483)

Net increase (decrease) in net assets resulting from operations		174,903		(2,270)

Distributions to shareholders from
Net investment income
Class A		0		(584)
Class C		0		(490)
Class R		0		(536)
Class R4		0		(586)
Class R6		0		(27,614)

Total distributions to shareholders		0		(29,810)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	14,566	146,733	17,435	171,391
Class C	0	0	10,000	100,000
Class R	0	0	10,000	100,000
Class R4	0	0	10,000	100,000
Class R6	0	0	460,000	4,600,000

		146,733		5,071,391

Reinvestment of distributions
Class A	0	0	60	584
Class C	0	0	50	490
Class R	0	0	55	536
Class R4	0	0	60	586
Class R6	0	0	2,826	27,614

		0		29,810

Payment for shares redeemed
Class A	(1,188)	(12,026)	0	0

Net increase in net assets resulting from capital share transactions		134,707		5,101,201

Total increase in net assets		309,610		5,069,121

Net assets
Beginning of period		5,069,121		0

End of period		$5,378,731		$5,069,121

Undistributed net investment income		$41,274		$20,699

[1]	For the period from November 30, 2015 (commencement of operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Dynamic Target Date Funds	Statements of changes in net assets

	Dynamic Target 2035 Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016[1]

Operations
Net investment income		$18,680		$39,429
Net realized gains on investments		17,880		85,319
Net change in unrealized gains (losses) on investments		156,103		(147,108)

Net increase (decrease) in net assets resulting from operations		192,663		(22,360)

Distributions to shareholders from
Net investment income
Class A		0		(676)
Class C		0		(517)
Class R		0		(564)
Class R4		0		(613)
Class R6		0		(28,856)

Total distributions to shareholders		0		(31,226)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,987	49,991	11,997	119,487
Class C	0	0	10,000	100,000
Class R	0	0	10,000	100,000
Class R4	0	0	10,000	100,000
Class R6	0	0	460,000	4,600,000

		49,991		5,019,487

Reinvestment of distributions
Class A	0	0	69	676
Class C	0	0	53	517
Class R	0	0	58	564
Class R4	0	0	63	613
Class R6	0	0	2,960	28,856

		0		31,226

Net increase in net assets resulting from capital share transactions		49,991		5,050,713

Total increase in net assets		242,654		4,997,127

Net assets
Beginning of period		4,997,127		0

End of period		$5,239,781		$4,997,127

Undistributed net investment income		$38,177		$19,497

[1]	For the period from November 30, 2015 (commencement of operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dynamic Target Date Funds	61

	Dynamic Target 2040 Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016[1]

Operations
Net investment income		$17,506		$39,222
Net realized gains on investments		15,028		81,116
Net change in unrealized gains (losses) on investments		168,273		(152,503)

Net increase (decrease) in net assets resulting from operations		200,807		(32,165)

Distributions to shareholders from
Net investment income
Class A		0		(695)
Class C		0		(544)
Class R		0		(589)
Class R4		0		(637)
Class R6		0		(29,928)

Total distributions to shareholders		0		(32,393)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	6,843	69,348	15,876	157,099
Class C	0	0	10,000	100,000
Class R	0	0	10,000	100,000
Class R4	0	0	10,000	100,000
Class R6	0	0	460,000	4,600,000

		69,348		5,057,099

Reinvestment of distributions
Class A	0	0	71	695
Class C	0	0	56	544
Class R	0	0	61	589
Class R4	0	0	65	637
Class R6	0	0	3,073	29,928

		0		32,393

Payment for shares redeemed
Class A	(750)	(7,263)	0	0

Net increase in net assets resulting from capital share transactions		62,085		5,089,492

Total increase in net assets		262,892		5,024,934

Net assets
Beginning of period		5,024,934		0

End of period		$5,287,826		$5,024,934

Undistributed net investment income		$36,048		$18,542

[1]	For the period from November 30, 2015 (commencement of operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Dynamic Target Date Funds	Statements of changes in net assets

	Dynamic Target 2045 Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016[1]

Operations
Net investment income		$17,154		$39,213
Net realized gains on investments		16,563		91,680
Net change in unrealized gains (losses) on investments		170,690		(157,476)

Net increase (decrease) in net assets resulting from operations		204,407		(26,583)

Distributions to shareholders from
Net investment income
Class A		0		(695)
Class C		0		(549)
Class R		0		(595)
Class R4		0		(642)
Class R6		0		(30,176)

Total distributions to shareholders		0		(32,657)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	160	1,600	12,214	121,460
Class C	0	0	10,000	100,000
Class R	0	0	10,000	100,000
Class R4	0	0	10,000	100,000
Class R6	0	0	460,000	4,600,000

		1,600		5,021,460

Reinvestment of distributions
Class A	0	0	71	695
Class C	0	0	56	549
Class R	0	0	61	595
Class R4	0	0	66	642
Class R6	0	0	3,098	30,176

		0		32,657

Net increase in net assets resulting from capital share transactions		1,600		5,054,117

Total increase in net assets		206,007		4,994,877

Net assets
Beginning of period		4,994,877		0

End of period		$5,200,884		$4,994,877

Undistributed net investment income		$35,531		$18,377

[1]	For the period from November 30, 2015 (commencement of operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dynamic Target Date Funds	63

	Dynamic Target 2050 Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016[1]

Operations
Net investment income		$17,100		$39,113
Net realized gains on investments		16,371		91,547
Net change in unrealized gains (losses) on investments		170,755		(157,411)

Net increase (decrease) in net assets resulting from operations		204,226		(26,751)

Distributions to shareholders from
Net investment income
Class A		0		(614)
Class C		0		(546)
Class R		0		(593)
Class R4		0		(642)
Class R6		0		(30,190)

Total distributions to shareholders		0		(32,585)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	219	2,200	10,930	108,853
Class C	0	0	10,000	100,000
Class R	0	0	10,000	100,000
Class R4	0	0	10,000	100,000
Class R6	0	0	460,000	4,600,000

		2,200		5,008,853

Reinvestment of distributions
Class A	0	0	63	614
Class C	0	0	56	546
Class R	0	0	61	593
Class R4	0	0	66	642
Class R6	0	0	3,100	30,190

		0		32,585

Net increase in net assets resulting from capital share transactions		2,200		5,041,438

Total increase in net assets		206,426		4,982,102

Net assets
Beginning of period		4,982,102		0

End of period		$5,188,528		$4,982,102

Undistributed net investment income		$35,448		$18,348

[1]	For the period from November 30, 2015 (commencement of operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Dynamic Target Date Funds	Statements of changes in net assets

	Dynamic Target 2055 Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016[1]

Operations
Net investment income		$17,087		$39,103
Net realized gains on investments		15,281		94,783
Net change in unrealized gains (losses) on investments		170,471		(158,210)

Net increase (decrease) in net assets resulting from operations		202,839		(24,324)

Distributions to shareholders from
Net investment income
Class A		0		(614)
Class C		0		(546)
Class R		0		(593)
Class R4		0		(642)
Class R6		0		(30,190)

Total distributions to shareholders		0		(32,585)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	305	3,000	10,330	103,000
Class C	0	0	10,000	100,000
Class R	0	0	10,000	100,000
Class R4	0	0	10,000	100,000
Class R6	0	0	460,000	4,600,000

		3,000		5,003,000

Reinvestment of distributions
Class A	0	0	63	614
Class C	0	0	56	546
Class R	0	0	61	593
Class R4	0	0	66	642
Class R6	0	0	3,100	30,190

		0		32,585

Net increase in net assets resulting from capital share transactions		3,000		5,035,585

Total increase in net assets		205,839		4,978,676

Net assets
Beginning of period		4,978,676		0

End of period		$5,184,515		$4,978,676

Undistributed net investment income		$35,425		$18,338

[1]	For the period from November 30, 2015 (commencement of operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dynamic Target Date Funds	65

	Dynamic Target 2060 Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016[1]

Operations
Net investment income		$17,118		$39,147
Net realized gains on investments		15,223		100,701
Net change in unrealized gains (losses) on investments		170,662		(158,201)

Net increase (decrease) in net assets resulting from operations		203,003		(18,353)

Distributions to shareholders from
Net investment income
Class A		0		(615)
Class C		0		(549)
Class R		0		(595)
Class R4		0		(642)
Class R6		0		(30,185)

Total distributions to shareholders		0		(32,586)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	396	4,037	10,184	101,808
Class C	0	0	10,000	100,000
Class R	0	0	10,000	100,000
Class R4	0	0	10,000	100,000
Class R6	0	0	460,000	4,600,000

		4,037		5,001,808

Reinvestment of distributions
Class A	0	0	63	615
Class C	0	0	56	549
Class R	0	0	61	595
Class R4	0	0	66	642
Class R6	0	0	3,099	30,185

		0		32,586

Net increase in net assets resulting from capital share transactions		4,037		5,034,394

Total increase in net assets		207,040		4,983,455

Net assets
Beginning of period		4,983,455		0

End of period		$5,190,495		$4,983,455

Undistributed net investment income		$35,497		$18,379

[1]	For the period from November 30, 2015 (commencement of operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Dynamic Target Date Funds	Financial highlights

Dynamic Target Today Fund	Beginning net asset value per share	Net investment income	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2016 (unaudited)	$10.06	0.04	0.10	(0.05)	$10.15
Year ended May 31, 2016[3]	$10.00	0.06	0.03	(0.03)	$10.06
Class C
Six months ended November 30, 2016 (unaudited)	$10.03	0.01	0.09	(0.03)	$10.10
Year ended May 31, 2016[3]	$10.00	0.03	0.03	(0.03)	$10.03
Class R
Six months ended November 30, 2016 (unaudited)	$10.05	0.03	0.09	(0.06)	$10.11
Year ended May 31, 2016[3]	$10.00	0.05	0.03	(0.03)	$10.05
Class R4
Six months ended November 30, 2016 (unaudited)	$10.07	0.06	0.09	(0.10)	$10.12
Year ended May 31, 2016[3]	$10.00	0.08	0.03	(0.04)	$10.07
Class R6
Six months ended November 30, 2016 (unaudited)	$10.08	0.07	0.09	(0.11)	$10.13
Year ended May 31, 2016[3]	$10.00	0.09	0.03	(0.04)	$10.08

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016[3]
Class A	0.11%	0.11%
Class C	0.11%	0.10%
Class R	0.11%	0.11%
Class R4	0.11%	0.11%
Class R6	0.11%	0.11%

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds	67

Ratio to average net assets (annualized)				Portfolio turnover rate	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]	Total return[2]

0.87%	4.77%	0.53%	1.57%	39%	$124
1.31%	5.22%	0.53%	0.95%	66%	$101

0.12%	5.52%	1.28%	1.16%	39%	$102
0.56%	5.97%	1.28%	0.58%	66%	$101

0.62%	5.02%	0.77%	1.42%	39%	$102
1.06%	5.47%	0.77%	0.83%	66%	$101

1.18%	4.49%	0.22%	1.61%	39%	$103
1.62%	4.94%	0.22%	1.08%	66%	$101

1.33%	4.34%	0.07%	1.82%	39%	$4,728
1.77%	4.79%	0.07%	1.19%	66%	$4,654

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Dynamic Target Date Funds	Financial highlights

Dynamic Target 2015 Fund	Beginning net asset value per share	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2016 (unaudited)	$9.99	0.02	0.19	(0.05)	$10.15
Year ended May 31, 2016[4]	$10.00	0.07	(0.04)	(0.04)	$9.99
Class C
Six months ended November 30, 2016 (unaudited)	$9.97	(0.00)[3]	0.16	(0.02)	$10.11
Year ended May 31, 2016[4]	$10.00	0.03	(0.02)	(0.04)	$9.97
Class R
Six months ended November 30, 2016 (unaudited)	$9.99	0.02	0.16	(0.05)	$10.12
Year ended May 31, 2016[4]	$10.00	0.05	(0.02)	(0.04)	$9.99
Class R4
Six months ended November 30, 2016 (unaudited)	$10.01	0.05	0.16	(0.09)	$10.13
Year ended May 31, 2016[4]	$10.00	0.08	(0.02)	(0.05)	$10.01
Class R6
Six months ended November 30, 2016 (unaudited)	$10.01	0.06	0.17	(0.10)	$10.14
Year ended May 31, 2016[4]	$10.00	0.09	(0.03)	(0.05)	$10.01

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016[4]
Class A	0.11%	0.10%
Class C	0.10%	0.10%
Class R	0.12%	0.12%
Class R4	0.10%	0.10%
Class R6	0.11%	0.11%

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Amount is less than $0.005.

[4]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds	69

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

0.63%	4.51%	0.53%	2.19%	31%	$372
1.16%	5.21%	0.45%	0.34%	38%	$199

(0.03)%	5.27%	1.28%	1.76%	31%	$102
0.56%	5.96%	1.28%	0.07%	38%	$100

0.47%	4.77%	0.76%	2.03%	31%	$102
1.06%	5.46%	0.77%	0.32%	38%	$100

1.03%	4.24%	0.22%	2.41%	31%	$103
1.61%	4.93%	0.22%	0.57%	38%	$101

1.18%	4.09%	0.06%	2.42%	31%	$4,733
1.77%	4.78%	0.06%	0.58%	38%	$4,629

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Dynamic Target Date Funds	Financial highlights

Dynamic Target 2020 Fund	Beginning net asset value per share	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2016 (unaudited)	$9.99	0.03	[3]	0.22	0.00	$10.24
Year ended May 31, 2016[4]	$10.00	0.06		(0.03)	(0.04)	$9.99
Class C
Six months ended November 30, 2016 (unaudited)	$9.96	(0.01)		0.22	0.00	$10.17
Year ended May 31, 2016[4]	$10.00	0.03		(0.03)	(0.04)	$9.96
Class R
Six months ended November 30, 2016 (unaudited)	$9.99	0.02		0.21	0.00	$10.22
Year ended May 31, 2016[4]	$10.00	0.05		(0.01)	(0.05)	$9.99
Class R4
Six months ended November 30, 2016 (unaudited)	$10.01	0.05		0.21	0.00	$10.27
Year ended May 31, 2016[4]	$10.00	0.08		(0.02)	(0.05)	$10.01
Class R6
Six months ended November 30, 2016 (unaudited)	$10.01	0.05		0.22	0.00	$10.28
Year ended May 31, 2016[4]	$10.00	0.08		(0.02)	(0.05)	$10.01

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016[4]
Class A	0.11%	0.10%
Class C	0.10%	0.10%
Class R	0.12%	0.11%
Class R4	0.10%	0.10%
Class R6	0.11%	0.11%

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Calculated based upon average shares outstanding

[4]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds	71

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

0.52%	4.45%	0.53%	2.71%	26%	$300
1.33%	5.21%	0.54%	0.35%	38%	$119

(0.15)%	5.22%	1.29%	2.21%	26%	$102
0.53%	5.97%	1.29%	0.01%	38%	$100

0.35%	4.71%	0.77%	2.51%	26%	$103
1.03%	5.47%	0.77%	0.36%	38%	$100

0.91%	4.18%	0.23%	2.80%	26%	$103
1.59%	4.94%	0.23%	0.61%	38%	$101

1.06%	4.03%	0.07%	2.90%	26%	$4,756
1.74%	4.79%	0.07%	0.62%	38%	$4,631

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Dynamic Target Date Funds	Financial highlights

Dynamic Target 2025 Fund	Beginning net asset value per share	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2016 (unaudited)	$9.94	0.02	[3]	0.27	0.00	$10.23
Year ended May 31, 2016[4]	$10.00	0.07		(0.08)	(0.05)	$9.94
Class C
Six months ended November 30, 2016 (unaudited)	$9.91	(0.01)		0.26	0.00	$10.16
Year ended May 31, 2016[4]	$10.00	0.02		(0.06)	(0.05)	$9.91
Class R
Six months ended November 30, 2016 (unaudited)	$9.93	0.01		0.27	0.00	$10.21
Year ended May 31, 2016[4]	$10.00	0.05		(0.07)	(0.05)	$9.93
Class R4
Six months ended November 30, 2016 (unaudited)	$9.96	0.04		0.26	0.00	$10.26
Year ended May 31, 2016[4]	$10.00	0.08		(0.07)	(0.05)	$9.96
Class R6
Six months ended November 30, 2016 (unaudited)	$9.96	0.05		0.26	0.00	$10.27
Year ended May 31, 2016[4]	$10.00	0.08		(0.06)	(0.06)	$9.96

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016[4]
Class A	0.11%	0.10%
Class C	0.10%	0.10%
Class R	0.12%	0.12%
Class R4	0.10%	0.10%
Class R6	0.11%	0.11%

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Calculated based upon average shares outstanding

[4]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds	73

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

0.40%	4.96%	0.54%	3.12%	22%	$374
1.09%	5.25%	0.46%	(0.07)%	38%	$188

(0.28)%	5.73%	1.29%	2.73%	22%	$114
0.52%	6.00%	1.30%	(0.44)%	38%	$100

0.26%	5.23%	0.78%	3.03%	22%	$103
1.02%	5.50%	0.78%	(0.19)%	38%	$100

0.81%	4.70%	0.23%	3.22%	22%	$103
1.58%	4.97%	0.23%	0.16%	38%	$100

0.96%	4.55%	0.08%	3.32%	22%	$4,752
1.73%	4.82%	0.08%	0.17%	38%	$4,609

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Dynamic Target Date Funds	Financial highlights

Dynamic Target 2030 Fund	Beginning net asset value per share	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2016 (unaudited)	$9.91	0.02	[3]	0.30	0.00	$10.23
Year ended May 31, 2016[4]	$10.00	0.06		(0.10)	(0.05)	$9.91
Class C
Six months ended November 30, 2016 (unaudited)	$9.88	(0.02)		0.30	0.00	$10.16
Year ended May 31, 2016[4]	$10.00	0.02		(0.09)	(0.05)	$9.88
Class R
Six months ended November 30, 2016 (unaudited)	$9.90	0.01		0.30	0.00	$10.21
Year ended May 31, 2016[4]	$10.00	0.05		(0.10)	(0.05)	$9.90
Class R4
Six months ended November 30, 2016 (unaudited)	$9.93	0.04		0.29	0.00	$10.26
Year ended May 31, 2016[4]	$10.00	0.07		(0.08)	(0.06)	$9.93
Class R6
Six months ended November 30, 2016 (unaudited)	$9.93	0.04		0.30	0.00	$10.27
Year ended May 31, 2016[4]	$10.00	0.08		(0.09)	(0.06)	$9.93

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016[4]
Class A	0.11%	0.10%
Class C	0.11%	0.10%
Class R	0.12%	0.11%
Class R4	0.11%	0.10%
Class R6	0.11%	0.11%

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Calculated based upon average shares outstanding

[4]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds	75

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

0.35%	5.05%	0.55%	3.44%	18%	$316
1.19%	5.29%	0.45%	(0.34)%	22%	$173

(0.37)%	5.81%	1.30%	3.04%	18%	$102
0.49%	6.03%	1.30%	(0.70)%	22%	$99

0.15%	5.31%	0.79%	3.34%	18%	$103
1.00%	5.53%	0.79%	(0.46)%	22%	$100

0.69%	4.78%	0.24%	3.53%	18%	$103
1.55%	5.00%	0.24%	(0.10)%	22%	$100

0.85%	4.63%	0.09%	3.73%	18%	$4,755
1.70%	4.85%	0.09%	(0.09)%	22%	$4,597

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Dynamic Target Date Funds	Financial highlights

Dynamic Target 2035 Fund	Beginning net asset value per share	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2016 (unaudited)	$9.88	0.01		0.34	0.00	$10.23
Year ended May 31, 2016[4]	$10.00	0.06		(0.12)	(0.06)	$9.88
Class C
Six months ended November 30, 2016 (unaudited)	$9.84	(0.02)		0.34	0.00	$10.16
Year ended May 31, 2016[4]	$10.00	0.02		(0.13)	(0.05)	$9.84
Class R
Six months ended November 30, 2016 (unaudited)	$9.87	0.00	[3]	0.34	0.00	$10.21
Year ended May 31, 2016[4]	$10.00	0.05		(0.12)	(0.06)	$9.87
Class R4
Six months ended November 30, 2016 (unaudited)	$9.89	0.03		0.34	0.00	$10.26
Year ended May 31, 2016[4]	$10.00	0.07		(0.12)	(0.06)	$9.89
Class R6
Six months ended November 30, 2016 (unaudited)	$9.89	0.04		0.35	0.00	$10.28
Year ended May 31, 2016[4]	$10.00	0.08		(0.13)	(0.06)	$9.89

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016[4]
Class A	0.11%	0.10%
Class C	0.10%	0.10%
Class R	0.12%	0.12%
Class R4	0.10%	0.10%
Class R6	0.11%	0.11%

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Amount is less than $0.005.

[4]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds	77

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

0.27%	5.11%	0.55%	3.85%	14%	$175
1.24%	5.32%	0.55%	(0.62)%	19%	$119

(0.43)%	5.87%	1.30%	3.56%	14%	$102
0.48%	6.06%	1.30%	(1.08)%	19%	$99

0.08%	5.37%	0.79%	3.65%	14%	$103
0.99%	5.57%	0.79%	(0.73)%	19%	$99

0.63%	4.84%	0.24%	3.95%	14%	$103
1.54%	5.03%	0.24%	(0.48)%	19%	$99

0.78%	4.69%	0.08%	4.15%	14%	$4,757
1.69%	4.88%	0.08%	(0.46)%	19%	$4,580

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Dynamic Target Date Funds	Financial highlights

Dynamic Target 2040 Fund	Beginning net asset value per share	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2016 (unaudited)	$9.85	0.00	[4]	0.37	0.00	$10.22
Year ended May 31, 2016[3]	$10.00	0.06		(0.15)	(0.06)	$9.85
Class C
Six months ended November 30, 2016 (unaudited)	$9.82	(0.02)		0.35	0.00	$10.15
Year ended May 31, 2016[3]	$10.00	0.02		(0.15)	(0.05)	$9.82
Class R
Six months ended November 30, 2016 (unaudited)	$9.84	0.00	[4]	0.36	0.00	$10.20
Year ended May 31, 2016[3]	$10.00	0.05		(0.15)	(0.06)	$9.84
Class R4
Six months ended November 30, 2016 (unaudited)	$9.86	0.03		0.36	0.00	$10.25
Year ended May 31, 2016[3]	$10.00	0.07		(0.15)	(0.06)	$9.86
Class R6
Six months ended November 30, 2016 (unaudited)	$9.87	0.04		0.36	0.00	$10.27
Year ended May 31, 2016[3]	$10.00	0.08		(0.14)	(0.07)	$9.87

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016[3]
Class A	0.10%	0.10%
Class C	0.11%	0.10%
Class R	0.12%	0.11%
Class R4	0.11%	0.10%
Class R6	0.11%	0.11%

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

[4]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds	79

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

0.27%	4.68%	0.55%	3.97%	12%	$225
1.22%	5.33%	0.53%	(0.90)%	15%	$157

(0.48)%	5.44%	1.30%	3.67%	12%	$102
0.47%	6.07%	1.30%	(1.25)%	15%	$99

(0.04)%	4.93%	0.79%	3.87%	12%	$103
0.99%	5.58%	0.80%	(1.00)%	15%	$99

0.58%	4.41%	0.24%	4.27%	12%	$103
1.53%	5.04%	0.24%	(0.76)%	15%	$99

0.74%	4.25%	0.09%	4.26%	12%	$4,755
1.69%	4.90%	0.09%	(0.64)%	15%	$4,571

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Dynamic Target Date Funds	Financial highlights

Dynamic Target 2045 Fund	Beginning net asset value per share	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2016 (unaudited)	$9.86	0.01		0.38	0.00	$10.25
Year ended May 31, 2016[3]	$10.00	0.06		(0.14)	(0.06)	$9.86
Class C
Six months ended November 30, 2016 (unaudited)	$9.83	(0.02)		0.37	0.00	$10.18
Year ended May 31, 2016[3]	$10.00	0.02		(0.14)	(0.05)	$9.83
Class R
Six months ended November 30, 2016 (unaudited)	$9.85	0.00	[4]	0.37	0.00	$10.22
Year ended May 31, 2016[3]	$10.00	0.05		(0.14)	(0.06)	$9.85
Class R4
Six months ended November 30, 2016 (unaudited)	$9.88	0.03		0.36	0.00	$10.27
Year ended May 31, 2016[3]	$10.00	0.07		(0.13)	(0.06)	$9.88
Class R6
Six months ended November 30, 2016 (unaudited)	$9.88	0.04		0.37	0.00	$10.29
Year ended May 31, 2016[3]	$10.00	0.08		(0.13)	(0.07)	$9.88

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016[3]
Class A	0.10%	0.10%
Class C	0.11%	0.10%
Class R	0.11%	0.11%
Class R4	0.11%	0.10%
Class R6	0.11%	0.11%

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

[4]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds	81

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

0.26%	4.80%	0.55%	4.17%	11%	$128
1.23%	5.36%	0.53%	(0.79)%	14%	$121

(0.49)%	5.55%	1.30%	3.77%	11%	$102
0.48%	6.10%	1.30%	(1.15)%	14%	$99

0.03%	5.05%	0.79%	4.07%	11%	$103
0.99%	5.60%	0.80%	(0.90)%	14%	$99

0.57%	4.52%	0.24%	4.26%	11%	$103
1.54%	5.07%	0.24%	(0.55)%	14%	$99

0.72%	4.37%	0.09%	4.36%	11%	$4,765
1.69%	4.92%	0.09%	(0.53)%	14%	$4,576

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Dynamic Target Date Funds	Financial highlights

Dynamic Target 2050 Fund	Beginning net asset value per share	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2016 (unaudited)	$9.86	0.01		0.38	0.00	$10.25
Year ended May 31, 2016[3]	$10.00	0.06		(0.14)	(0.06)	$9.86
Class C
Six months ended November 30, 2016 (unaudited)	$9.83	(0.02)		0.37	0.00	$10.18
Year ended May 31, 2016[3]	$10.00	0.02		(0.14)	(0.05)	$9.83
Class R
Six months ended November 30, 2016 (unaudited)	$9.85	0.00	[4]	0.37	0.00	$10.22
Year ended May 31, 2016[3]	$10.00	0.05		(0.14)	(0.06)	$9.85
Class R4
Six months ended November 30, 2016 (unaudited)	$9.88	0.03		0.37	0.00	$10.28
Year ended May 31, 2016[3]	$10.00	0.07		(0.13)	(0.06)	$9.88
Class R6
Six months ended November 30, 2016 (unaudited)	$9.88	0.04		0.37	0.00	$10.29
Year ended May 31, 2016[3]	$10.00	0.08		(0.13)	(0.07)	$9.88

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016[3]
Class A	0.11%	0.10%
Class C	0.11%	0.10%
Class R	0.11%	0.11%
Class R4	0.11%	0.10%
Class R6	0.11%	0.11%

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

[4]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds	83

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

0.26%	4.98%	0.55%	4.17%	11%	$115
1.22%	5.25%	0.53%	(0.78)%	14%	$108

(0.49)%	5.73%	1.30%	3.77%	11%	$102
0.48%	6.00%	1.30%	(1.15)%	14%	$99

0.02%	5.23%	0.80%	4.07%	11%	$103
0.98%	5.51%	0.80%	(0.90)%	14%	$99

0.57%	4.70%	0.24%	4.26%	11%	$103
1.53%	4.97%	0.24%	(0.55)%	14%	$99

0.72%	4.55%	0.09%	4.36%	11%	$4,765
1.69%	4.82%	0.09%	(0.53)%	14%	$4,576

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Dynamic Target Date Funds	Financial highlights

Dynamic Target 2055 Fund	Beginning net asset value per share	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2016 (unaudited)	$9.87	0.01		0.37	0.00	$10.25
Year ended May 31, 2016[3]	$10.00	0.06		(0.13)	(0.06)	$9.87
Class C
Six months ended November 30, 2016 (unaudited)	$9.84	(0.02)		0.36	0.00	$10.18
Year ended May 31, 2016[3]	$10.00	0.02		(0.13)	(0.05)	$9.84
Class R
Six months ended November 30, 2016 (unaudited)	$9.86	0.00	[4]	0.37	0.00	$10.23
Year ended May 31, 2016[3]	$10.00	0.05		(0.13)	(0.06)	$9.86
Class R4
Six months ended November 30, 2016 (unaudited)	$9.88	0.03		0.37	0.00	$10.28
Year ended May 31, 2016[3]	$10.00	0.07		(0.13)	(0.06)	$9.88
Class R6
Six months ended November 30, 2016 (unaudited)	$9.89	0.04		0.36	0.00	$10.29
Year ended May 31, 2016[3]	$10.00	0.08		(0.12)	(0.07)	$9.89

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016[3]
Class A	0.11%	0.10%
Class C	0.11%	0.10%
Class R	0.11%	0.11%
Class R4	0.11%	0.10%
Class R6	0.11%	0.11%

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

[4]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds	85

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

0.25%	4.84%	0.55%	4.06%	11%	$110
1.21%	5.23%	0.54%	(0.88)%	14%	$103

(0.49)%	5.59%	1.30%	3.67%	11%	$102
0.47%	5.98%	1.30%	(1.05)%	14%	$99

0.02%	5.09%	0.80%	3.96%	11%	$103
0.98%	5.48%	0.80%	(0.80)%	14%	$99

0.57%	4.56%	0.24%	4.26%	11%	$103
1.53%	4.95%	0.24%	(0.55)%	14%	$99

0.72%	4.41%	0.09%	4.26%	11%	$4,766
1.69%	4.80%	0.09%	(0.43)%	14%	$4,579

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Dynamic Target Date Funds	Financial highlights

Dynamic Target 2060 Fund	Beginning net asset value per share	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2016 (unaudited)	$9.88	0.01		0.37	0.00	$10.26
Year ended May 31, 2016[3]	$10.00	0.06		(0.12)	(0.06)	$9.88
Class C
Six months ended November 30, 2016 (unaudited)	$9.85	(0.02)		0.36	0.00	$10.19
Year ended May 31, 2016[3]	$10.00	0.02		(0.12)	(0.05)	$9.85
Class R
Six months ended November 30, 2016 (unaudited)	$9.87	0.00	[4]	0.37	0.00	$10.24
Year ended May 31, 2016[3]	$10.00	0.05		(0.12)	(0.06)	$9.87
Class R4
Six months ended November 30, 2016 (unaudited)	$9.89	0.03		0.37	0.00	$10.29
Year ended May 31, 2016[3]	$10.00	0.07		(0.12)	(0.06)	$9.89
Class R6
Six months ended November 30, 2016 (unaudited)	$9.90	0.04		0.36	0.00	$10.30
Year ended May 31, 2016[3]	$10.00	0.08		(0.11)	(0.07)	$9.90

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016[3]
Class A	0.11%	0.10%
Class C	0.11%	0.10%
Class R	0.10%	0.11%
Class R4	0.11%	0.10%
Class R6	0.11%	0.11%

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

[4]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds	87

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

0.25%	4.97%	0.55%	4.06%	11%	$109
1.22%	5.24%	0.55%	(0.58)%	14%	$101

(0.49)%	5.72%	1.30%	3.66%	11%	$102
0.48%	5.99%	1.30%	(0.94)%	14%	$99

0.02%	5.22%	0.80%	3.96%	11%	$103
0.98%	5.50%	0.80%	(0.70)%	14%	$99

0.57%	4.69%	0.24%	4.26%	11%	$104
1.53%	4.96%	0.24%	(0.45)%	14%	$100

0.72%	4.54%	0.09%	4.35%	11%	$4,772
1.69%	4.81%	0.09%	(0.33)%	14%	$4,584

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Dynamic Target Date Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Dynamic Target Today Fund (“Dynamic Target Today Fund”), Wells Fargo Dynamic Target 2015 Fund (“Dynamic Target 2015 Fund”), Wells Fargo Dynamic Target 2020 Fund (“Dynamic Target 2020 Fund” ), Well Fargo Dynamic Target 2025 Fund (“Dynamic Target 2025 Fund”), Wells Fargo Dynamic Target 2030 Fund (“Dynamic Target 2030 Fund”), Wells Fargo Dynamic Target 2035 Fund (“Dynamic Target 2035 Fund”), Wells Fargo Dynamic Target 2040 Fund (“Dynamic Target 2040 Fund”), Wells Fargo Dynamic Target 2045 Fund (“Dynamic Target 2045 Fund”), Wells Fargo Dynamic Target 2050 Fund (“Dynamic Target 2050 Fund”), Well Fargo Dynamic Target 2055 Fund (“Dynamic Target 2055 Fund”), and Wells Fargo Dynamic Target 2060 Fund (“Dynamic Target 2060 Fund” ) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may also include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained by contacting Investor Services for the Wells Fargo Funds or by contacting the servicing agent of the unaffiliated mutual funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Notes to financial statements (unaudited)	Wells Fargo Dynamic Target Date Funds	89

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

Each Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to effect tactical allocation changes in the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Income dividends and capital gain distributions from Underlying Funds are recorded on the ex-dividend date. Capital gain distributions from Underlying Funds are treated as realized gains.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Each Fund records on a daily basis its proportionate share of each affiliated Master Portfolio’s interest and dividend income, in addition to expenses and realized and unrealized gains or losses.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting the returns for the fiscal years since commencement of operations will be subject to examination by the federal and Delaware revenue authorities. Each Fund is not subject to examination by federal and state tax authorities for tax years before 2015, the year the Fund commenced operations.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

90	Wells Fargo Dynamic Target Date Funds	Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of November 30, 2016:

Dynamic Target Today Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Exchange-traded funds	$1,484,640	$0	$0	$1,484,640

Investment companies	2,405,024	0	0	2,405,024

Short-term investments
U.S. Treasury securities	3,999	0	0	3,999
Investments measured at net asset value*				1,234,307
	3,893,663	0	0	5,127,970
Futures contracts	594	0	0	594
Total assets	$3,894,257	$0	$0	$5,128,564

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. At November 30, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) were valued at $1,234,307. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2015 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Exchange-traded funds	$1,652,417	$0	$0	$1,652,417

Investment companies	2,552,339	0	0	2,552,339

Short-term investments
U.S. Treasury securities	3,999	0	0	3,999
Investments measured at net asset value*				1,169,756
	4,208,755	0	0	5,378,511
Futures contracts	594	0	0	594
Total assets	$4,209,349	$0	$0	$5,379,105

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. At November 30, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) were valued at $1,169,756. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Dynamic Target Date Funds	91

Dynamic Target 2020 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Exchange-traded funds	$1,685,052	$0	$0	$1,685,052

Investment companies	2,555,870	0	0	2,555,870

Short-term investments
U.S. Treasury securities	3,999	0	0	3,999
Investments measured at net asset value*				1,082,028
	4,244,921	0	0	5,326,949
Futures contracts	594	0	0	594
Total assets	$4,245,515	$0	$0	$5,327,543

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. At November 30, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) were valued at $1,082,028. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2025 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Exchange-traded funds	$1,756,841	$0	$0	$1,756,841

Investment companies	2,627,129	0	0	2,627,129

Short-term investments
U.S. Treasury securities	3,999	0	0	3,999
Investments measured at net asset value*				1,032,417
	4,387,969	0	0	5,420,386
Futures contracts	594	0	0	594
Total assets	$4,388,563	$0	$0	$5,420,980

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. At November 30, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) were valued at $1,032,417. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2030 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Exchange-traded funds	$1,771,161	$0	$0	$1,771,161

Investment companies	2,620,102	0	0	2,620,102

Short-term investments
U.S. Treasury securities	8,999	0	0	8,999
Investments measured at net asset value*				953,426
	4,400,262	0	0	5,353,688
Futures contracts	594	0	0	594
Total assets	$4,400,856	$0	$0	$5,354,282

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. At November 30, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) were valued at $953,426. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

92	Wells Fargo Dynamic Target Date Funds	Notes to financial statements (unaudited)

Dynamic Target 2035 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Exchange-traded funds	$1,744,264	$0	$0	$1,744,264

Investment companies	2,577,132	0	0	2,577,132

Short-term investments
U.S. Treasury securities	8,999	0	0	8,999
Investments measured at net asset value*				884,495
	4,330,395	0	0	5,214,890
Futures contracts	594	0	0	594
Total assets	$4,330,989	$0	$0	$5,215,484

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. At November 30, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) were valued at $884,495. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2040 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Exchange-traded funds	$1,781,877	$0	$0	$1,781,877

Investment companies	2,615,201	0	0	2,615,201

Short-term investments
U.S. Treasury securities	8,999	0	0	8,999
Investments measured at net asset value*				847,280
	4,406,077	0	0	5,253,357
Futures contracts	594	0	0	594
Total assets	$4,406,671	$0	$0	$5,253,951

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. At November 30, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) were valued at $847,280. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2045 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Exchange-traded funds	$1,772,154	$0	$0	$1,772,154

Investment companies	2,558,947	0	0	2,558,947

Short-term investments
U.S. Treasury securities	8,999	0	0	8,999
Investments measured at net asset value*				828,683
	4,340,100	0	0	5,168,783
Futures contracts	594	0	0	594
Total assets	$4,340,694	$0	$0	$5,169,377

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. At November 30, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) were valued at $828,683. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Dynamic Target Date Funds	93

Dynamic Target 2050 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Exchange-traded funds	$1,769,738	$0	$0	$1,769,738

Investment companies	2,553,194	0	0	2,553,194

Short-term investments
U.S. Treasury securities	8,999	0	0	8,999
Investments measured at net asset value*				825,586
	4,331,931	0	0	5,157,517
Futures contracts	594	0	0	594
Total assets	$4,332,525	$0	$0	$5,158,111

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. At November 30, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) were valued at $825,586. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2055 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Exchange-traded funds	$1,767,248	$0	$0	$1,767,248

Investment companies	2,549,674	0	0	2,549,674

Short-term investments
U.S. Treasury securities	8,999	0	0	8,999
Investments measured at net asset value*				823,860
	4,325,921	0	0	5,149,781
Futures contracts	594	0	0	594
Total assets	$4,326,515	$0	$0	$5,150,375

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. At November 30, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) were valued at $823,860. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2060 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Exchange-traded funds	$1,770,425	$0	$0	$1,770,425

Investment companies	2,553,636	0	0	2,553,636

Short-term investments
U.S. Treasury securities	8,999	0	0	8,999
Investments measured at net asset value*				826,043
	4,333,060	0	0	5,159,103
Futures contracts	594	0	0	594
Total assets	$4,333,654	$0	$0	$5,159,697

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. At November 30, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) were valued at $826,043. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

94	Wells Fargo Dynamic Target Date Funds	Notes to financial statements (unaudited)

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Funds at that date. All other assets and liabilities are reported at their market value at measurement date.

The Funds recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.20% and declining to 0.18% as the average daily net assets of each Fund increase. For the six months ended November 30, 2016, the management fee was equivalent to an annual rate of 0.20% for each Fund.

Funds Management also serves as the manager to each affiliated Underlying Fund and the adviser to each affiliated Master Portfolio.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to each Fund and is paid an annual subadvisory fee starting at 0.15% and declining to 0.08% as the average daily net assets of each Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Class R4	0.08
Class R6	0.03

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class

Notes to financial statements (unaudited)	Wells Fargo Dynamic Target Date Funds	95

specific expenses. Funds Management has committed through September 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class C	Class R	Class R4	Class R6
Dynamic Target Today Fund	0.98%	1.73%	1.23%	0.67%	0.52%
Dynamic Target 2015 Fund	1.00%	1.75%	1.25%	0.69%	0.54%
Dynamic Target 2020 Fund	1.02%	1.77%	1.27%	0.71%	0.56%
Dynamic Target 2025 Fund	1.04%	1.79%	1.29%	0.73%	0.58%
Dynamic Target 2030 Fund	1.06%	1.81%	1.31%	0.75%	0.60%
Dynamic Target 2035 Fund	1.07%	1.82%	1.32%	0.76%	0.61%
Dynamic Target 2040 Fund	1.08%	1.83%	1.33%	0.77%	0.62%
Dynamic Target 2045 Fund	1.08%	1.83%	1.33%	0.77%	0.62%
Dynamic Target 2050 Fund	1.08%	1.83%	1.33%	0.77%	0.62%
Dynamic Target 2055 Fund	1.08%	1.83%	1.33%	0.77%	0.62%
Dynamic Target 2060 Fund	1.08%	1.83%	1.33%	0.77%	0.62%

Net expenses from the underlying affiliated Master Portfolios and acquired fund fees and expenses are included in the expense caps. After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class C and Class R shares of each Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2016, Funds Distributor received $12 in front-end sales charges on Class A shares from Dynamic Target 2060 Fund.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Class R shares of each Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees are paid to affiliates of Wells Fargo.

96	Wells Fargo Dynamic Target Date Funds	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2016 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Dynamic Target Today Fund	$1,495,219	$808,801	$1,376,743	$618,677
Dynamic Target 2015 Fund	1,167,336	868,024	1,074,840	593,748
Dynamic Target 2020 Fund	905,901	781,751	834,115	518,679
Dynamic Target 2025 Fund	688,347	771,444	633,819	498,236
Dynamic Target 2030 Fund	458,931	692,442	422,598	483,642
Dynamic Target 2035 Fund	293,199	593,582	269,990	453,678
Dynamic Target 2040 Fund	186,793	576,540	171,984	438,195
Dynamic Target 2045 Fund	140,940	518,798	129,761	431,296
Dynamic Target 2050 Fund	136,786	524,213	125,954	432,152
Dynamic Target 2055 Fund	136,543	521,216	125,731	432,072
Dynamic Target 2060 Fund	137,563	468,862	126,670	430,227

*	The Funds seek to achieve their investment objective by investing some of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of the affiliated and unaffiliated Underlying Funds in which the Funds invest are actual aggregate purchases and sales of those investments.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Dividends from affiliated Underlying Funds	Capital gain distributions from affiliated Underlying Funds
Dynamic Target Today Fund
Wells Fargo Diversified International Fund Class R6	20,420	576	281	20,715	$230,761	$0	$0
Wells Fargo Emerging Markets Equity Income Fund Class R6	10,965	279	647	10,597	104,066	1,618	0
Wells Fargo Endeavor Select Fund Institutional Class	13,451	109	206	13,354	126,062	0	0
Wells Fargo Enterprise Fund Class R6	2,082	64	120	2,026	91,998	0	0
Wells Fargo International Bond Fund Class R6	26,414	1,799	795	27,418	264,587	0	0
Wells Fargo Intrinsic Value Fund Class R6	7,085	47	97	7,035	86,180	0	0
Wells Fargo Premier Large Company Growth Fund Class R6	8,539	254	161	8,632	126,283	0	0
Wells Fargo Short-Term Bond Fund Institutional Class	56,295	3,140	954	58,481	511,122	4,035	0
Wells Fargo Special Mid Cap Value Fund Class R6	2,795	10	152	2,653	94,939	0	0
Wells Fargo Strategic Income Fund Institutional Class	54,721	2,028	1,325	55,424	508,234	5,088	0
					$2,144,232	$10,741	$0

Notes to financial statements (unaudited)	Wells Fargo Dynamic Target Date Funds	97

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Dividends from affiliated Underlying Funds	Capital gain distributions from affiliated Underlying Funds
Dynamic Target 2015 Fund
Wells Fargo Diversified International Fund Class R6	29,792	1,733	861	30,664	341,598	$0	$0
Wells Fargo Emerging Markets Equity Income Fund Class R6	15,909	665	827	15,747	154,639	2,397	0
Wells Fargo Endeavor Select Fund Institutional Class	19,614	628	400	19,842	187,309	0	0
Wells Fargo Enterprise Fund Class R6	3,023	146	157	3,012	136,728	0	0
Wells Fargo International Bond Fund Class R6	19,765	2,963	1,126	21,602	208,455	0	0
Wells Fargo Intrinsic Value Fund Class R6	10,319	281	94	10,506	128,700	0	0
Wells Fargo Premier Large Company Growth Fund Class R6	12,459	586	237	12,808	187,388	0	0
Wells Fargo Short-Term Bond Fund Institutional Class	41,805	5,044	1,288	45,561	398,204	3,105	0
Wells Fargo Special Mid Cap Value Fund Class R6	4,068	97	247	3,918	140,175	0	0
Wells Fargo Strategic Income Fund Institutional Class	40,667	3,961	1,475	43,153	395,718	3,890	0
					$2,278,914	$9,392	$0
Dynamic Target 2020 Fund
Wells Fargo Diversified International Fund Class R6	34,923	2,063	826	36,160	$402,823	$0	$0
Wells Fargo Emerging Markets Equity Income Fund Class R6	18,721	637	796	18,562	182,281	2,798	0
Wells Fargo Endeavor Select Fund Institutional Class	23,007	648	238	23,417	221,054	0	0
Wells Fargo Enterprise Fund Class R6	3,573	165	181	3,557	161,504	0	0
Wells Fargo International Bond Fund Class R6	15,093	2,750	850	16,993	163,987	0	0
Wells Fargo Intrinsic Value Fund Class R6	12,107	421	173	12,355	151,351	0	0
Wells Fargo Premier Large Company Growth Fund Class R6	14,603	592	147	15,048	220,151	0	0
Wells Fargo Short-Term Bond Fund Institutional Class	32,087	4,046	828	35,305	308,566	2,396	0
Wells Fargo Special Mid Cap Value Fund Class R6	4,789	80	186	4,683	167,549	0	0
Wells Fargo Strategic Income Fund Institutional Class	31,187	3,264	992	33,459	306,816	3,010	0
					$2,286,082	$8,204	$0
Dynamic Target 2025 Fund
Wells Fargo Diversified International Fund Class R6	40,448	2,660	864	42,244	$470,601	$0	$0
Wells Fargo Emerging Markets Equity Income Fund Class R6	21,645	952	949	21,648	212,587	3,224	0
Wells Fargo Endeavor Select Fund Institutional Class	26,665	1,002	297	27,370	258,368	0	0
Wells Fargo Enterprise Fund Class R6	4,136	252	219	4,169	189,284	0	0
Wells Fargo International Bond Fund Class R6	11,328	2,574	943	12,959	125,050	0	0
Wells Fargo Intrinsic Value Fund Class R6	14,010	600	137	14,473	177,290	0	0
Wells Fargo Premier Large Company Growth Fund Class R6	16,918	872	125	17,665	258,436	0	0
Wells Fargo Short-Term Bond Fund Institutional Class	24,065	3,904	1,151	26,818	234,393	1,793	0
Wells Fargo Special Mid Cap Value Fund Class R6	5,546	148	233	5,461	195,396	0	0
Wells Fargo Strategic Income Fund Institutional Class	23,392	3,298	1,313	25,377	232,708	2,249	0
					$2,354,113	$7,266	$0
Dynamic Target 2030 Fund
Wells Fargo Diversified International Fund Class R6	45,343	2,703	1,116	46,930	$522,805	$0	$0
Wells Fargo Emerging Markets Equity Income Fund Class R6	24,282	1,355	1,393	24,244	238,075	3,609	0
Wells Fargo Endeavor Select Fund Institutional Class	29,879	1,019	591	30,307	286,094	0	0
Wells Fargo Enterprise Fund Class R6	4,608	261	243	4,626	210,004	0	0
Wells Fargo International Bond Fund Class R6	7,426	2,246	895	8,777	84,699	0	0
Wells Fargo Intrinsic Value Fund Class R6	15,710	453	109	16,054	196,662	0	0
Wells Fargo Premier Large Company Growth Fund Class R6	18,961	893	258	19,596	286,691	0	0
Wells Fargo Short-Term Bond Fund Institutional Class	15,716	3,406	1,315	17,807	155,635	1,171	0
Wells Fargo Special Mid Cap Value Fund Class R6	6,195	159	279	6,075	217,371	0	0
Wells Fargo Strategic Income Fund Institutional Class	15,278	2,889	1,261	16,906	155,030	1,481	0
					$2,353,066	$6,261	$0

98	Wells Fargo Dynamic Target Date Funds	Notes to financial statements (unaudited)

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Dividends from affiliated Underlying Funds	Capital gain distributions from affiliated Underlying Funds
Dynamic Target 2035 Fund
Wells Fargo Diversified International Fund Class R6	48,108	2,322	967	49,463	$551,022	$0	$0
Wells Fargo Emerging Markets Equity Income Fund Class R6	25,721	779	1,178	25,322	248,659	3,832	0
Wells Fargo Endeavor Select Fund Institutional Class	31,745	905	558	32,092	302,952	0	0
Wells Fargo Enterprise Fund Class R6	4,907	218	248	4,877	221,398	0	0
Wells Fargo International Bond Fund Class R6	4,862	1,448	725	5,585	53,898	0	0
Wells Fargo Intrinsic Value Fund Class R6	16,667	428	127	16,968	207,858	0	0
Wells Fargo Premier Large Company Growth Fund Class R6	20,115	709	191	20,633	301,860	0	0
Wells Fargo Short-Term Bond Fund Institutional Class	10,291	2,194	1,115	11,370	99,370	768	0
Wells Fargo Special Mid Cap Value Fund Class R6	6,592	99	284	6,407	229,228	0	0
Wells Fargo Strategic Income Fund Institutional Class	10,002	1,863	1,060	10,805	99,082	964	0
					$2,315,327	$5,564	$0
Dynamic Target 2040 Fund
Wells Fargo Diversified International Fund Class R6	50,806	2,732	692	52,846	$588,701	$0	$0
Wells Fargo Emerging Markets Equity Income Fund Class R6	27,749	2,346	1,996	28,099	275,932	4,042	0
Wells Fargo Endeavor Select Fund Institutional Class	33,204	1,608	758	34,054	321,469	0	0
Wells Fargo Enterprise Fund Class R6	5,128	194	227	5,095	231,315	0	0
Wells Fargo International Bond Fund Class R6	3,052	1,169	605	3,616	34,894	0	0
Wells Fargo Intrinsic Value Fund Class R6	17,620	387	228	17,779	217,794	0	0
Wells Fargo Premier Large Company Growth Fund Class R6	21,100	1,102	288	21,914	320,595	0	0
Wells Fargo Short-Term Bond Fund Institutional Class	6,399	1,708	927	7,180	62,755	469	0
Wells Fargo Special Mid Cap Value Fund Class R6	6,898	60	277	6,681	239,062	0	0
Wells Fargo Strategic Income Fund Institutional Class	6,216	1,502	890	6,828	62,611	596	0
					$2,355,128	$5,107	$0
Dynamic Target 2045 Fund
Wells Fargo Diversified International Fund Class R6	51,090	1,840	664	52,266	$582,239	$0	$0
Wells Fargo Emerging Markets Equity Income Fund Class R6	27,405	799	1,410	26,794	263,112	4,054	0
Wells Fargo Endeavor Select Fund Institutional Class	33,574	1,115	799	33,890	319,918	0	0
Wells Fargo Enterprise Fund Class R6	5,165	209	229	5,145	233,604	0	0
Wells Fargo International Bond Fund Class R6	2,400	866	533	2,733	26,374	0	0
Wells Fargo Intrinsic Value Fund Class R6	17,713	484	253	17,944	219,818	0	0
Wells Fargo Premier Large Company Growth Fund Class R6	21,347	732	302	21,777	318,600	0	0
Wells Fargo Short-Term Bond Fund Institutional Class	5,029	1,202	811	5,420	47,375	369	0
Wells Fargo Special Mid Cap Value Fund Class R6	6,958	78	278	6,758	241,794	0	0
Wells Fargo Strategic Income Fund Institutional Class	4,884	1,076	804	5,156	47,278	464	0
					$2,300,112	$4,887	$0
Dynamic Target 2050 Fund
Wells Fargo Diversified International Fund Class R6	50,959	1,953	685	52,227	$581,814	$0	$0
Wells Fargo Emerging Markets Equity Income Fund Class R6	27,289	858	1,376	26,771	262,893	4,046	0
Wells Fargo Endeavor Select Fund Institutional Class	33,498	1,165	818	33,845	319,493	0	0
Wells Fargo Enterprise Fund Class R6	5,158	226	234	5,150	233,818	0	0
Wells Fargo International Bond Fund Class R6	2,354	806	528	2,632	25,397	0	0
Wells Fargo Intrinsic Value Fund Class R6	17,669	524	258	17,935	219,705	0	0
Wells Fargo Premier Large Company Growth Fund Class R6	21,287	795	299	21,783	318,688	0	0
Wells Fargo Short-Term Bond Fund Institutional Class	4,947	1,110	804	5,253	45,909	359	0
Wells Fargo Special Mid Cap Value Fund Class R6	6,945	85	278	6,752	241,571	0	0
Wells Fargo Strategic Income Fund Institutional Class	4,804	984	792	4,996	45,814	452	0
					$2,295,102	$4,857	$0

Notes to financial statements (unaudited)	Wells Fargo Dynamic Target Date Funds	99

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Dividends from affiliated Underlying Funds	Capital gain distributions from affiliated Underlying Funds
Dynamic Target 2055 Fund
Wells Fargo Diversified International Fund Class R6	50,920	1,940	709	52,151	$580,959	$0	$0
Wells Fargo Emerging Markets Equity Income Fund Class R6	27,258	850	1,371	26,737	262,557	4,040	0
Wells Fargo Endeavor Select Fund Institutional Class	33,480	1,133	798	33,815	319,215	0	0
Wells Fargo Enterprise Fund Class R6	5,158	214	236	5,136	233,190	0	0
Wells Fargo International Bond Fund Class R6	2,352	806	531	2,627	25,351	0	0
Wells Fargo Intrinsic Value Fund Class R6	17,654	513	253	17,914	219,449	0	0
Wells Fargo Premier Large Company Growth Fund Class R6	21,272	750	295	21,727	317,866	0	0
Wells Fargo Short-Term Bond Fund Institutional Class	4,942	1,107	806	5,243	45,827	359	0
Wells Fargo Special Mid Cap Value Fund Class R6	6,941	84	276	6,749	241,483	0	0
Wells Fargo Strategic Income Fund Institutional Class	4,800	980	793	4,987	45,729	452	0
					$2,291,626	$4,851	$0
Dynamic Target 2060 Fund
Wells Fargo Diversified International Fund Class R6	50,970	1,910	634	52,246	$582,021	$0	$0
Wells Fargo Emerging Markets Equity Income Fund Class R6	27,299	852	1,372	26,779	262,965	4,046	0
Wells Fargo Endeavor Select Fund Institutional Class	33,509	1,139	820	33,828	319,333	0	0
Wells Fargo Enterprise Fund Class R6	5,158	219	229	5,148	233,699	0	0
Wells Fargo International Bond Fund Class R6	2,358	810	521	2,647	25,541	0	0
Wells Fargo Intrinsic Value Fund Class R6	17,674	528	262	17,940	219,766	0	0
Wells Fargo Premier Large Company Growth Fund Class R6	21,293	767	297	21,763	318,390	0	0
Wells Fargo Short-Term Bond Fund Institutional Class	4,955	1,138	811	5,282	46,164	359	0
Wells Fargo Special Mid Cap Value Fund Class R6	6,946	86	278	6,754	241,656	0	0
Wells Fargo Strategic Income Fund Institutional Class	4,810	1,008	795	5,023	46,065	452	0
					$2,295,600	$4,857	$0

In addition, each Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period
Dynamic Target Today Fund
Wells Fargo C&B Large Cap Value Portfolio	0.03%	0.03%	$87,115
Wells Fargo Core Bond Portfolio	0.02	0.01	666,148
Wells Fargo Large Company Value Portfolio	0.11	0.12	87,389
Wells Fargo Real Return Portfolio	0.43	0.38	279,290
Wells Fargo Small Company Growth Portfolio	0.00 *	0.00 *	56,567
Wells Fargo Small Company Value Portfolio	0.02	0.03	57,798
			$1,234,307
Dynamic Target 2015 Fund
Wells Fargo C&B Large Cap Value Portfolio	0.04%	0.04%	$130,211
Wells Fargo Core Bond Portfolio	0.01	0.01	520,070
Wells Fargo Large Company Value Portfolio	0.15	0.17	130,320
Wells Fargo Real Return Portfolio	0.32	0.30	218,052
Wells Fargo Small Company Growth Portfolio	0.01	0.01	84,551
Wells Fargo Small Company Value Portfolio	0.04	0.04	86,552
			$1,169,756

100	Wells Fargo Dynamic Target Date Funds	Notes to financial statements (unaudited)

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period
Dynamic Target 2020 Fund
Wells Fargo C&B Large Cap Value Portfolio	0.05%	0.04%	$153,114
Wells Fargo Core Bond Portfolio	0.01	0.01	403,593
Wells Fargo Large Company Value Portfolio	0.18	0.21	153,879
Wells Fargo Real Return Portfolio	0.24	0.23	169,272
Wells Fargo Small Company Growth Portfolio	0.01	0.01	99,709
Wells Fargo Small Company Value Portfolio	0.04	0.05	102,461
			$1,082,028
Dynamic Target 2025 Fund
Wells Fargo C&B Large Cap Value Portfolio	0.06%	0.05%	$179,674
Wells Fargo Core Bond Portfolio	0.01	0.01	306,681
Wells Fargo Large Company Value Portfolio	0.21	0.24	179,743
Wells Fargo Real Return Portfolio	0.18	0.18	128,401
Wells Fargo Small Company Growth Portfolio	0.01	0.01	117,461
Wells Fargo Small Company Value Portfolio	0.05	0.05	120,457
			$1,032,417
Dynamic Target 2030 Fund
Wells Fargo C&B Large Cap Value Portfolio	0.06%	0.06%	$199,232
Wells Fargo Core Bond Portfolio	0.00 *	0.00 *	204,481
Wells Fargo Large Company Value Portfolio	0.23	0.27	200,269
Wells Fargo Real Return Portfolio	0.12	0.12	85,367
Wells Fargo Small Company Growth Portfolio	0.01	0.01	130,367
Wells Fargo Small Company Value Portfolio	0.06	0.06	133,710
			$953,426
Dynamic Target 2035 Fund
Wells Fargo C&B Large Cap Value Portfolio	0.07%	0.06%	$210,490
Wells Fargo Core Bond Portfolio	0.00 *	0.00 *	130,640
Wells Fargo Large Company Value Portfolio	0.25	0.28	210,771
Wells Fargo Real Return Portfolio	0.08	0.07	54,492
Wells Fargo Small Company Growth Portfolio	0.01	0.01	136,885
Wells Fargo Small Company Value Portfolio	0.06	0.06	141,217
			$884,495
Dynamic Target 2040 Fund
Wells Fargo C&B Large Cap Value Portfolio	0.07%	0.06%	$220,184
Wells Fargo Core Bond Portfolio	0.00 *	0.00 *	83,215
Wells Fargo Large Company Value Portfolio	0.26	0.29	220,454
Wells Fargo Real Return Portfolio	0.05	0.05	34,994
Wells Fargo Small Company Growth Portfolio	0.01	0.01	141,886
Wells Fargo Small Company Value Portfolio	0.06	0.07	146,547
			$847,280
Dynamic Target 2045 Fund
Wells Fargo C&B Large Cap Value Portfolio	0.07%	0.06%	$222,682
Wells Fargo Core Bond Portfolio	0.00 *	0.00 *	62,785
Wells Fargo Large Company Value Portfolio	0.26	0.30	222,873
Wells Fargo Real Return Portfolio	0.04	0.04	26,452
Wells Fargo Small Company Growth Portfolio	0.01	0.01	144,398
Wells Fargo Small Company Value Portfolio	0.06	0.07	149,493
			$828,683

Notes to financial statements (unaudited)	Wells Fargo Dynamic Target Date Funds	101

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Dynamic Target 2050 Fund
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.06%		$222,585
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	60,945
Wells Fargo Large Company Value Portfolio	0.26		0.30		222,806
Wells Fargo Real Return Portfolio	0.04		0.03		25,471
Wells Fargo Small Company Growth Portfolio	0.01		0.01		144,595
Wells Fargo Small Company Value Portfolio	0.06		0.07		149,184
					$825,586
Dynamic Target 2055 Fund
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.06%		$222,297
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	60,837
Wells Fargo Large Company Value Portfolio	0.26		0.30		222,518
Wells Fargo Real Return Portfolio	0.04		0.03		25,423
Wells Fargo Small Company Growth Portfolio	0.01		0.01		143,846
Wells Fargo Small Company Value Portfolio	0.06		0.07		148,939
					$823,860
Dynamic Target 2060 Fund
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.06%		$222,665
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	61,291
Wells Fargo Large Company Value Portfolio	0.26		0.30		222,868
Wells Fargo Real Return Portfolio	0.04		0.04		25,611
Wells Fargo Small Company Growth Portfolio	0.01		0.01		144,370
Wells Fargo Small Company Value Portfolio	0.06		0.07		149,238
					$826,043

*	The amount invested is less than 0.005%.

7. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2016, the Funds entered into futures contracts for to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At November 30, 2016, the Fund had short futures contracts outstanding as follows:

	Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2016	Unrealized gains
Dynamic Target Today Fund	3-22-2017	Goldman Sachs	1 Short	10-Year U.S. Treasury Notes	$124,516	$210
Dynamic Target 2015 Fund	3-22-2017	Goldman Sachs	1 Short	10-Year U.S. Treasury Notes	124,516	210
Dynamic Target 2020 Fund	3-22-2017	Goldman Sachs	1 Short	10-Year U.S. Treasury Notes	124,516	210
Dynamic Target 2025 Fund	3-22-2017	Goldman Sachs	1 Short	10-Year U.S. Treasury Notes	124,516	210
Dynamic Target 2030 Fund	3-22-2017	Goldman Sachs	1 Short	10-Year U.S. Treasury Notes	124,516	210
Dynamic Target 2035 Fund	3-22-2017	Goldman Sachs	1 Short	10-Year U.S. Treasury Notes	124,516	210
Dynamic Target 2040 Fund	3-22-2017	Goldman Sachs	1 Short	10-Year U.S. Treasury Notes	124,516	210
Dynamic Target 2045 Fund	3-22-2017	Goldman Sachs	1 Short	10-Year U.S. Treasury Notes	124,516	210
Dynamic Target 2050 Fund	3-22-2017	Goldman Sachs	1 Short	10-Year U.S. Treasury Notes	124,516	210
Dynamic Target 2055 Fund	3-22-2017	Goldman Sachs	1 Short	10-Year U.S. Treasury Notes	124,516	210
Dynamic Target 2060 Fund	3-22-2017	Goldman Sachs	1 Short	10-Year U.S. Treasury Notes	124,516	210

102	Wells Fargo Dynamic Target Date Funds	Notes to financial statements (unaudited)

During the six months ended November 30, 2016, the Funds had average notional amounts in futures contracts outstanding as follows:

Short contracts
Dynamic Target Today Fund	$314,805
Dynamic Target 2015 Fund	315,901
Dynamic Target 2020 Fund	319,569
Dynamic Target 2025 Fund	328,009
Dynamic Target 2030 Fund	340,769
Dynamic Target 2035 Fund	346,989
Dynamic Target 2040 Fund	350,572
Dynamic Target 2045 Fund	351,639
Dynamic Target 2050 Fund	351,639
Dynamic Target 2055 Fund	351,158
Dynamic Target 2060 Fund	351,158

The fair value of derivative instruments for each Fund is reflected in the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2016 was as follows for the Funds:

	Amount of realized gains (losses) on derivatives			Change in unrealized gains (losses) on derivatives
	Interest rate contracts	Equity contracts	Total	Interest rate contracts	Equity contracts	Total
Dynamic Target Today Fund	$1,124	$4,526	$5,650	$841	$0	$841
Dynamic Target 2015 Fund	2,775	889	3,664	841	0	841
Dynamic Target 2020 Fund	2,775	520	3,295	841	0	841
Dynamic Target 2025 Fund	2,775	(2,544)	231	841	0	841
Dynamic Target 2030 Fund	2,775	(6,733)	(3,958)	841	0	841
Dynamic Target 2035 Fund	2,775	(2,131)	644	841	0	841
Dynamic Target 2040 Fund	2,789	(4,291)	(1,502)	841	0	841
Dynamic Target 2045 Fund	2,791	(2,808)	(17)	841	0	841
Dynamic Target 2050 Fund	2,791	(2,807)	(16)	841	0	841
Dynamic Target 2055 Fund	2,792	(3,929)	(1,137)	841	0	841
Dynamic Target 2060 Fund	2,790	(3,929)	(1,139)	841	0	841

For certain types of derivative transactions, the Funds have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Funds to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across

Notes to financial statements (unaudited)	Wells Fargo Dynamic Target Date Funds	103

transactions between the Funds and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Dynamic Target Today Fund	Futures – variation margin	Goldman Sachs	$594	$0	$0	$594
Dynamic Target 2015 Fund	Futures – variation margin	Goldman Sachs	594	0	0	594
Dynamic Target 2020 Fund	Futures – variation margin	Goldman Sachs	594	0	0	594
Dynamic Target 2025 Fund	Futures – variation margin	Goldman Sachs	594	0	0	594
Dynamic Target 2030 Fund	Futures – variation margin	Goldman Sachs	594	0	0	594
Dynamic Target 2035 Fund	Futures – variation margin	Goldman Sachs	594	0	0	594
Dynamic Target 2040 Fund	Futures – variation margin	Goldman Sachs	594	0	0	594
Dynamic Target 2045 Fund	Futures – variation margin	Goldman Sachs	594	0	0	594
Dynamic Target 2050 Fund	Futures – variation margin	Goldman Sachs	594	0	0	594
Dynamic Target 2055 Fund	Futures – variation margin	Goldman Sachs	594	0	0	594
Dynamic Target 2060 Fund	Futures – variation margin	Goldman Sachs	594	0	0	594

8. CONCENTRATION OF OWNERSHIP

As of November 30, 2016, the Funds were primarily owned by Wells Fargo. Investment by and/or voting activities of Wells Fargo with respect to their holdings in each Fund could have a material impact on the Fund. At November 30, 2016, Wells Fargo’s ownership of each Fund was as follows:

% of ownership
Dynamic Target Today Fund	99.58%
Dynamic Target 2015 Fund	95.02
Dynamic Target 2020 Fund	96.30
Dynamic Target 2025 Fund	98.27
Dynamic Target 2030 Fund	98.54
Dynamic Target 2035 Fund	99.60
Dynamic Target 2040 Fund	97.68
Dynamic Target 2045 Fund	99.53
Dynamic Target 2050 Fund	99.77
Dynamic Target 2055 Fund	99.87
Dynamic Target 2060 Fund	99.88

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require

104	Wells Fargo Dynamic Target Date Funds	Notes to financial statements (unaudited)

standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

11. SUBSEQUENT DISTRIBUTIONS

On December 7, 2016, the Fund declared distributions from short-term capital gains and long-term capital gains to shareholders of record on December 6, 2016. The per share amounts payable on December 8, 2016 were as follows:

	Dynamic Target Today Fund	Dynamic Target 2015 Fund	Dynamic Target 2020 Fund	Dynamic Target 2025 Fund	Dynamic Target 2030 Fund	Dynamic Target 2035 Fund	Dynamic Target 2040 Fund	Dynamic Target 2045 Fund	Dynamic Target 2050 Fund	Dynamic Target 2055 Fund	Dynamic Target 2060 Fund
Short-term capital gains
Class A	$0.01606	$0.01013	$0.01068	$0.00365	$0.00000	$0.00237	$0.00107	$0.00150	$0.00134	$0.00015	$0.00075
Class C	0.01606	0.01013	0.01068	0.00365	0.00000	0.00237	0.00107	0.00150	0.00134	0.00015	0.00075
Class R	0.01606	0.01013	0.01068	0.00365	0.00000	0.00237	0.00107	0.00150	0.00134	0.00015	0.00075
Class R4	0.01606	0.01013	0.01068	0.00365	0.00000	0.00237	0.00107	0.00150	0.00134	0.00015	0.00075
Class R6	0.01606	0.01013	0.01068	0.00365	0.00000	0.00237	0.00107	0.00150	0.00134	0.00015	0.00075

Long-term capital gains
Class A	$0.07391	$0.09667	$0.16261	$0.16151	$0.18786	$0.20376	$0.20312	$0.22404	$0.22498	$0.22923	$0.23996
Class C	0.07391	0.09667	0.16261	0.16151	0.18786	0.20376	0.20312	0.22404	0.22498	0.22923	0.23996
Class R	0.07391	0.09667	0.16261	0.16151	0.18786	0.20376	0.20312	0.22404	0.22498	0.22923	0.23996
Class R4	0.07391	0.09667	0.16261	0.16151	0.18786	0.20376	0.20312	0.22404	0.22498	0.22923	0.23996
Class R6	0.07391	0.09667	0.16261	0.16151	0.18786	0.20376	0.20312	0.22404	0.22498	0.22923	0.23996

On December 29, 2016, the Fund declared distributions from net investment income to shareholders of record on December 28, 2016. The per share amounts payable on December 30, 2016 were as follows:

	Dynamic Target Today Fund	Dynamic Target 2015 Fund	Dynamic Target 2020 Fund	Dynamic Target 2025 Fund	Dynamic Target 2030 Fund	Dynamic Target 2035 Fund	Dynamic Target 2040 Fund	Dynamic Target 2045 Fund	Dynamic Target 2050 Fund	Dynamic Target 2055 Fund	Dynamic Target 2060 Fund
Net investment income
Class A	$0.04186	$0.04398	$0.12194	$0.11583	$0.11405	$0.10986	$0.10568	$0.10375	$0.09429	$0.09444	$0.09449
Class C	0.02017	0.02230	0.03709	0.03426	0.02361	0.02178	0.01975	0.01963	0.02120	0.02110	0.02097
Class R	0.03463	0.03669	0.08173	0.07655	0.07175	0.06965	0.06770	0.06750	0.06895	0.06883	0.06880
Class R4	0.05002	0.05205	0.13352	0.12818	0.12307	0.12071	0.11876	0.11851	0.11982	0.11972	0.11984
Class R6	0.05438	0.05639	0.14827	0.14282	0.13764	0.13520	0.13326	0.13300	0.13426	0.13416	0.13432

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

Other information (unaudited)	Wells Fargo Dynamic Target Date Funds	105

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

106	Wells Fargo Dynamic Target Date Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Dynamic Target Date Funds	107

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen[3] (Born 1960)	President, since 2017

Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Andrew Owen became President on January 1, 2017.

108	Wells Fargo Dynamic Target Date Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

248014 01-17 SDTD/SAR104 11-16

Semi-Annual Report

November 30, 2016

Income Funds

∎	Wells Fargo Core Bond Fund

∎	Wells Fargo Real Return Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/core-bond-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of November 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Income Funds	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

The Fed continued an easy monetary policy, keeping the federal funds rate steady between 0.25% and 0.50%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Income Funds for the six-month period that ended November 30, 2016. During this period, yields rose amid expectations for a U.S. Federal Reserve (Fed) interest-rate hike and anticipation of more fiscal stimulus under president-elect Trump.

Major central banks continued to provide stimulus, helping support global economies and keep interest rates low.

The Fed continued an easy monetary policy, keeping the federal funds rate steady between 0.25% and 0.50%. Meanwhile, the European Central Bank kept all three of its short-term rates steady during the reporting period and continued its asset-purchase program. After the United Kingdom voted to leave the European Union (E.U.) in June 2016, the Bank of England announced that it would buy corporate bonds with the goal of lowering borrowing costs and encouraging businesses to invest. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

The U.S. economy proved resilient; non-U.S. economies generally were weaker.

The divergence between U.S. and non-U.S. economic growth continued, with persistent weakness in European and Japanese inflation, risks of sharply slower growth in China, and the recalibration of energy and commodity prices weighing on the markets. Oil prices appeared to stabilize, however, ranging between $43 and $54 per barrel during the reporting period. In the U.S., economic growth advanced and inflation trended higher but remained tame. For example, the Consumer Price Index advanced 1.6% from a year earlier as of October 2016. In addition, the U.K. vote on June 23, 2016, to exit the E.U. exacerbated uncertainty about the U.K.’s economic growth, financial markets, and political responses to a number of policy issues.

Yields rose from low levels.

Ten-year U.S. government bond yields declined to 1.36% in early July and then rose to 2.29% by the end of the reporting period. The bulk of the increase in yields occurred during November after Donald Trump won the U.S. presidential election and market participants began to expect more economic growth and modestly greater inflation due to Trump’s call for tax cuts, less regulation, and increased infrastructure spending. The Bloomberg Barclays U.S. Aggregate Bond Index1 returned -0.92% during the six-month reporting period that ended November 30, 2016. Meanwhile, investment-grade bond returns (a subset of the Bloomberg Barclays U.S. Aggregate Bond Index) were little changed, and high-yield bonds as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index2 returned 6.43% due to its income component.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold

[1]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[2]	The Bloomberg Barclays U.S. Corporate High Yield Bond Index (formerly known as Barclays U.S. Corporate High Yield Bond Index) is an unmanaged, U.S. dollar–denominated, nonconvertible, non-investment-grade debt index. The index consists of domestic corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Income Funds	3

without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appeared to function well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Income Funds	Performance highlights (unaudited)

Wells Fargo Core Bond Fund1

Investment objective

The Fund seeks total return, consisting of income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Capital Management Incorporated

Portfolio managers

Troy Ludgood

Thomas O’Connor, CFA®

Average annual total returns (%) as of November 30, 20162

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (MBFAX)	10-31-2001	(2.82)	1.66	4.14	1.76	2.60	4.62	0.83	0.78
Class B (MBFBX)*	10-31-2001	(4.08)	1.44	4.04	0.92	1.82	4.04	1.58	1.53
Class C (MBFCX)	10-31-2001	0.00	1.83	3.80	1.00	1.83	3.80	1.58	1.53
Class R (WTRRX)	7-9-2010	–	–	–	1.51	2.34	4.33	1.08	1.03
Class R4 (MBFRX)	11-30-2012	–	–	–	2.03	2.87	4.89	0.60	0.52
Class R6 (WTRIX)	11-30-2012	–	–	–	2.11	3.01	5.01	0.45	0.37
Administrator Class (MNTRX)	6-30-1997	–	–	–	1.85	2.68	4.71	0.77	0.70
Institutional Class (MBFIX)	10-31-2001	–	–	–	2.14	2.97	4.99	0.50	0.42
Bloomberg Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	2.17	2.43	4.27	–	–
*	At the close of business on December 5, 2016, existing Class B shareholders were converted to Class A shareholders. Effective December 6, 2016, Class B shares are no longer offered by the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Income Funds	5

Wells Fargo Core Bond Fund (continued)

Ten largest holdings (%) as of November 30, 2016[6]
U.S. Treasury Note, 0.75%, 9-30-2018	5.31
U.S. Treasury Note, 1.00%, 10-15-2019	3.19
U.S. Treasury Note, 1.50%, 8-15-2026	3.04
U.S. Treasury Note, 2.13%, 8-15-2021	2.90
U.S. Treasury Note, 1.00%, 11-15-2019	2.84
GNMA, 3.50%, 12-20-2046	2.10
FNMA, 3.00%, 1-18-2047	2.10
FNMA, 3.50%, 12-13-2046	1.70
U.S. Treasury Note, 0.75%, 7-13-2018	1.66
U.S. Treasury Note, 1.38%, 1-31-2021	1.40

Portfolio allocation as of November 30, 2016[7]

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

[1]	The Fund is a gateway feeder fund that invests all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Historical performance shown for Class R shares prior to their inception reflects the performance of Administrator Class shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

[5]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts represent the portfolio allocation of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Income Funds	Performance highlights (unaudited)

Wells Fargo Real Return Fund1

Investment objective

The Fund seeks returns that exceed the rate of inflation over the long-term.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM	Ann M. Miletti
Michael Bradshaw, CFA®	Jay N. Mueller, CFA®
Petros Bocray, CFA®, FRM	Thomas M. Price, CFA®
Christian L. Chan, CFA®	Dale Winner, CFA®

Average annual total returns (%) as of November 30, 2016

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (IPBAX)	2-28-2003	(0.27)	(0.21)	3.08	4.43	0.71	3.56	1.19	0.85
Class B (IPBBX)*	2-28-2003	1.08	0.02	3.05	6.08	0.41	3.05	1.94	1.60
Class C (IPBCX)	2-28-2003	2.61	(0.04)	2.82	3.61	(0.04)	2.82	1.94	1.60
Class R6 (IPBJX)[4]	10-31-2016	–	–	–	4.80	0.98	3.86	0.81	0.47
Administrator Class (IPBIX)	2-28-2003	–	–	–	4.77	0.97	3.86	1.13	0.60
Institutional Class (IPBNX)[4]	10-31-2016	–	–	–	4.80	0.98	3.86	0.86	0.52
Bloomberg Barclays U.S. TIPS Index[5]	–	–	–	–	3.96	0.92	4.13	–	–
Consumer Price Index[6]	–	–	–	–	1.69	1.30	1.82	–	–
*	At the close of business on December 5, 2016, existing Class B shareholders were converted to Class A shareholders. Effective December 6, 2016, Class B shares are no longer offered by the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Income Funds	7

Wells Fargo Real Return Fund (continued)

Ten largest holdings (%) as of November 30, 2016[7]
TIPS, 0.13%, 4-15-2020	5.29
TIPS, 0.63%, 1-15-2026	3.82
TIPS, 0.13%, 4-15-2021	3.20
TIPS, 0.13%, 7-15-2022	3.12
TIPS, 0.38%, 7-15-2023	3.06
TIPS, 0.25%, 1-15-2025	2.58
TIPS, 0.13%, 7-15-2024	2.53
TIPS, 0.38%, 7-15-2025	2.46
TIPS, 0.63%, 1-15-2024	2.43
TIPS, 1.25%, 1-15-2021	2.41

Portfolio allocation as of November 30, 2016[8]

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The Fund is exposed to mortgage- and asset-backed securities risk and small company securities risk. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Consult the Fund’s prospectus for additional information on these and other risks.

[1]	The Fund is a gateway feeder fund that invests all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through September 30, 2017 (September 30, 2018 for Class R6 and the Institutional Class), to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

[4]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is adjusted to reflect the higher expenses applicable to Institutional Class shares expenses.

[5]	The Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (formerly known as Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index) is an index of inflation-indexed-linked U.S. Treasury securities. You cannot invest directly in an index.

[6]	The Consumer Price Index (CPI) for All Urban Consumers in U.S. All Items is published monthly by the U.S. government as an indicator of changes in price levels (or inflation) paid by urban consumers for a representative basket of goods and services. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts represent the portfolio allocation of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Income Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2016 to November 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Core Bond Fund	Beginning account value 6-1-2016	Ending account value 11-30-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$991.29	$3.88	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.94	0.78%
Class B
Actual	$1,000.00	$986.80	$7.60	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.35	$7.72	1.53%
Class C
Actual	$1,000.00	$987.42	$7.60	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.35	$7.72	1.53%
Class R
Actual	$1,000.00	$989.68	$5.12	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.20	1.03%
Class R4
Actual	$1,000.00	$992.19	$2.59	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.63	0.52%
Class R6
Actual	$1,000.00	$992.94	$1.84	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.15	$1.87	0.37%

Fund expenses (unaudited)	Wells Fargo Income Funds	9

Core Bond Fund (continued)	Beginning account value 6-1-2016	Ending account value 11-30-2016	Expenses paid during the period¹	Annualized net expense ratio
Administrator Class
Actual	$1,000.00	$991.32	$3.48	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.54	0.70%
Institutional Class
Actual	$1,000.00	$992.70	$2.09	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	$2.12	0.42%
Real Return Fund
Class A
Actual	$1,000.00	$1,001.07	$4.25	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29	0.85%
Class B
Actual	$1,000.00	$1,020.50	$8.08	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.00	$8.07	1.60%
Class C
Actual	$1,000.00	$997.75	$7.99	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.00	$8.07	1.60%
Class R6
Actual	$1,000.00	$1,003.53	$2.35	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.65	$2.38	0.47%
Administrator Class
Actual	$1,000.00	$1,003.21	$3.00	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.03	0.60%
Institutional Class
Actual	$1,000.00	$1,003.53	$2.60	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.63	0.52%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

10	Wells Fargo Income Funds	Portfolios of investments—November 30, 2016 (unaudited)

CORE BOND FUND

Security name	Value

Investment Companies: 99.80%

Affiliated Master Portfolios: 99.80%
Wells Fargo Core Bond Portfolio	$4,811,118,137

Total Investment Companies (Cost $4,900,696,674)	4,811,118,137

Total investments in securities (Cost $4,900,696,674) *	99.80%	4,811,118,137
Other assets and liabilities, net	0.20	9,461,118

Total net assets	100.00%	$4,820,579,255

*	Cost for federal income tax purposes is $4,904,289,169 and unrealized gains (losses) consists of:
	Gross unrealized gains	$0
	Gross unrealized losses	(93,171,032)

	Net unrealized losses	$(93,171,032)

REAL RETURN FUND

Security name	Value

Investment Companies: 98.11%

Affiliated Master Portfolios: 98.11%
Wells Fargo Real Return Portfolio	$55,534,972

Total Investment Companies (Cost $55,271,164)	55,534,972

Total investments in securities (Cost $55,271,164) *	98.11%	55,534,972
Other assets and liabilities, net	1.89	1,068,584

Total net assets	100.00%	$56,603,556

*	Cost for federal income tax purposes is $55,212,221 and unrealized gains (losses) consists of:
	Gross unrealized gains	$322,751
	Gross unrealized losses	0

	Net unrealized gains	$322,751

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2016 (unaudited)	Wells Fargo Income Funds	11

	Core Bond Fund	Real Return Fund

Assets
Investment in the affiliated Master Portfolio, at value (see cost below)	$4,811,118,137	$55,534,972
Receivable for Fund shares sold	30,421,471	6,172,559
Receivable from administrator	0	7,743
Prepaid expenses and other assets	290,318	71,903

Total assets	4,841,829,926	61,787,177

Liabilities
Dividends payable	1,379,963	0
Payable for Fund shares redeemed	19,011,166	5,160,513
Distribution fees payable	44,027	2,857
Administration fees payable	251,112	0
Accrued expenses and other liabilities	564,403	20,251

Total liabilities	21,250,671	5,183,621

Total net assets	$4,820,579,255	$56,603,556

NET ASSETS CONSIST OF
Paid-in capital	$4,906,011,448	$55,972,012
Undistributed net investment income	2,087,791	201,260
Accumulated net realized gains on investments	2,058,553	166,476
Net unrealized gains (losses) on investments	(89,578,537)	263,808

Total net assets	$4,820,579,255	$56,603,556

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$673,109,421	$24,037,923
Shares outstanding – Class A1	51,477,118	2,437,495
Net asset value per share – Class A	$13.08	$9.86
Maximum offering price per share – Class A2	$13.70	$10.32
Net assets – Class B	$303,999	$5,863
Shares outstanding – Class B1	23,325	588
Net asset value per share – Class B	$13.03	$9.97
Net assets – Class C	$64,295,963	$4,741,905
Shares outstanding – Class C1	4,964,494	487,299
Net asset value per share – Class C	$12.95	$9.73
Net assets – Class R	$16,458,163	N/A
Shares outstanding – Class R1	1,289,244	N/A
Net asset value per share – Class R	$12.77	N/A
Net assets – Class R4	$42,082,214	N/A
Share outstanding – Class R4[1]	3,300,854	N/A
Net asset value per share – Class R4	$12.75	N/A
Net assets – Class R6	$579,201,992	$24,541
Shares outstanding – Class R6[1]	45,426,146	2,465
Net asset value per share – Class R6	$12.75	$9.96
Net assets – Administrator Class	$405,393,081	$17,934,351
Shares outstanding – Administrator Class[1]	31,754,581	1,801,252
Net asset value per share – Administrator Class	$12.77	$9.96
Net assets – Institutional Class	$3,039,734,422	$9,858,973
Shares outstanding – Institutional Class[1]	238,455,654	989,903
Net asset value per share – Institutional Class	$12.75	$9.96

Investments in the affiliated Master Portfolio, at cost	$4,900,696,674	$55,271,164

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Income Funds	Statements of operations—six months ended November 30, 2016 (unaudited)

	Core Bond Fund	Real Return Fund

Investment income
Interest allocated from the affiliated Master Portfolio*	$45,533,335	$661,884
Dividends allocated from the affiliated Master Portfolio**	0	97,338
Affiliated income allocated from the affiliated Master Portfolio	277,673	3,335
Securities lending income allocated from the affiliated Master Portfolio	246,898	8,333
Expenses allocated from the affiliated Master Portfolio	(7,928,003)	(137,606)
Waivers allocated from the affiliated Master Portfolio	124,471	24,723

Total investment income	38,254,374	658,007

Expenses
Management fee	1,116,652	12,910
Administration fees
Class A	557,067	16,427
Class B	336	7
Class C	54,080	4,053
Class R	13,703	N/A
Class R4	17,214	N/A
Class R6	78,798	1 [1]
Administrator Class	237,872	12,893
Institutional Class	1,056,411	97 [1]
Shareholder servicing fees
Class A	870,418	25,667
Class B	525	11
Class C	84,501	6,333
Class R	21,410	N/A
Class R4	21,517	N/A
Administrator Class	591,053	30,852
Distribution fees
Class B	1,575	32
Class C	253,501	18,998
Class R	21,410	N/A
Custody and accounting fees	84,444	1,704
Professional fees	13,081	15,138
Registration fees	119,283	27,785
Shareholder report expenses	163,673	183
Trustees’ fees and expenses	109,233	15,696
Other fees and expenses	22,868	741

Total expenses	5,510,625	189,528
Less: Fee waivers and/or expense reimbursements	(1,694,898)	(96,749)

Net expenses	3,815,727	92,779

Net investment income	34,438,647	565,228

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on securities transaction allocated from affiliated Master Portfolio	24,808,967	150,089

Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	(117,522,733)	(819,647)

Net realized and unrealized gains (losses) on investments	(92,713,766)	(669,558)

Net decrease in net assets resulting from operations	$(58,275,119)	$(104,330)

* Net of foreign interest withholding taxes allocated from affiliated Master Portfolio in the amount of	$30,383	$0
** Net of foreign dividend withholding taxes allocated from affiliated Master Portfolio in the amount of	0	3,386

[1]	For the period from October 31, 2016 (commencement of class operations) to November 30, 2016

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Income Funds	13

	Core Bond Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016

Operations
Net investment income		$34,438,647			$56,885,063
Net realized gains on investments		24,808,967			30,089,873
Net change in unrealized gains (losses) on investments		(117,522,733)			4,892,256

Net increase (decrease) in net assets resulting from operations		(58,275,119)			91,867,192

Distributions to shareholders from
Net investment income
Class A		(4,463,747)			(8,389,835)
Class B		(1,117)			(6,347)
Class C		(179,287)			(461,896)
Class R		(88,453)			(192,416)
Class R4		(331,536)			(721,295)
Class R6		(4,439,741)			(10,656,813)
Administrator Class		(3,235,642)			(7,206,291)
Institutional Class		(21,709,370)			(28,855,628)
Investor Class		N/A			(390,665)[1]

Total distributions to shareholders		(34,448,893)			(56,881,186)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	8,039,655	107,596,893	30,562,544		401,063,165
Class B	749	10,017	7,110		92,496
Class C	560,572	7,479,790	1,245,714		16,170,020
Class R	272,331	3,577,263	516,463		6,608,967
Class R4	464,872	6,121,293	457,816		5,844,509
Class R6	13,102,623	172,678,196	22,221,787		284,183,219
Administrator Class	4,087,081	53,713,244	20,672,744		264,372,378
Institutional Class	96,794,693	1,272,508,214	91,619,539		1,171,763,978
Investor Class	N/A	N/A	428,364	[1]	5,459,036 [1]

		1,623,684,910			2,155,557,768

Reinvestment of distributions
Class A	307,226	4,131,065	581,976		7,639,126
Class B	81	1,086	470		6,137
Class C	7,177	95,530	17,152		222,796
Class R	1,733	22,751	5,857		74,968
Class R4	25,293	331,487	56,422		721,295
Class R6	339,005	4,439,741	793,053		10,128,176
Administrator Class	242,080	3,179,865	554,050		7,096,753
Institutional Class	1,147,576	15,021,415	1,683,434		21,533,371
Investor Class	N/A	N/A	25,095	[1]	319,617 [1]

		27,222,940			47,742,239

Please see footnote on page 14.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Income Funds	Statements of changes in net assets

	Core Bond Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(9,524,604)	$(128,025,523)	(16,942,422)	$(222,433,710)
Class B	(15,453)	(207,582)	(72,544)	(947,339)
Class C	(667,379)	(8,889,044)	(1,783,639)	(23,130,654)
Class R	(371,900)	(4,880,778)	(412,502)	(5,265,096)
Class R4	(376,668)	(4,930,087)	(1,165,926)	(14,848,260)
Class R6	(2,826,153)	(36,965,458)	(44,787,565)	(570,876,875)
Administrator Class	(13,413,810)	(176,484,273)	(18,365,649)	(234,906,387)
Institutional Class	(21,841,721)	(285,260,878)	(36,979,227)	(472,735,235)
Investor Class	N/A	N/A	(6,089,488)[1]	(77,924,960)[1]

		(645,643,623)		(1,623,068,516)

Net increase in net assets resulting from capital share transactions		1,005,264,227		580,231,491

Total increase in net assets		912,540,215		615,217,497

Net assets
Beginning of period		3,908,039,040		3,292,821,543

End of period		$4,820,579,255		$3,908,039,040

Undistributed net investment income		$2,087,791		$2,098,037

[1]	For the period from June 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Income Funds	15

	Real Return Fund
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016

Operations
Net investment income		$565,228		$369,571
Net realized gains (losses) on investments		150,089		(94,342)
Net change in unrealized gains (losses) on investments		(819,647)		448,378

Net increase (decrease) in net assets resulting from operations		(104,330)		723,607

Distributions to shareholders from
Net investment income
Class A		(213,220)		(105,174)
Class B		0		(215)
Class C		(8,490)		(19,227)
Class R6		(67)[1]		N/A
Administrator Class		(257,745)		(118,294)
Institutional Class		(13,315)[1]		N/A
Net realized gains
Class A		0		(240,328)
Class B		0		(692)
Class C		0		(113,074)
Administrator Class		0		(250,329)

Total distributions to shareholders		(492,837)		(847,333)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	784,277	7,870,976	1,242,256	12,000,616
Class C	70,717	700,323	195,517	1,891,126
Class R6	2,458 [1]	25,000 [1]	N/A	N/A
Administrator Class	1,056,313	10,790,407	1,653,728	16,251,043
Institutional Class	996,110 [1]	9,931,326 [1]	N/A	N/A

		29,318,032		30,142,785

Reinvestment of distributions
Class A	18,781	188,687	30,219	289,502
Class B	0	0	97	907
Class C	752	7,314	12,509	117,358
Class R6	7 [1]	67 [1]	N/A	N/A
Administrator Class	21,363	217,050	34,404	332,457
Institutional Class	1,340 [1]	13,315 [1]	N/A	N/A

		426,433		740,224

Payment for shares redeemed
Class A	(269,313)	(2,727,193)	(657,483)	(6,397,152)
Class B	(1,547)	(15,355)	(7,500)	(71,235)
Class C	(162,768)	(1,629,583)	(382,563)	(3,632,916)
Administrator Class	(1,330,705)	(13,315,914)	(686,150)	(6,659,978)
Institutional Class	(7,547)[1]	(75,072)[1]	N/A	N/A

		(17,763,117)		(16,761,281)

Net increase in net assets resulting from capital share transactions		11,981,348		14,121,728

Total increase in net assets		11,384,181		13,998,002

Net assets
Beginning of period		45,219,375		31,221,373

End of period		$56,603,556		$45,219,375

Undistributed net investment income		$201,260		$128,869

[1]	For the period from October 31, 2016 (commencement of class operations) to November 30, 2016

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Income Funds	Financial highlights

Core Bond Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2016 (unaudited)	$13.28	0.09		(0.20)	(0.09)	0.00	$13.08
Year ended May 31, 2016	$13.16	0.19	[4]	0.12	(0.19)	0.00	$13.28
Year ended May 31, 2015	$12.98	0.18		0.19	(0.19)	0.00	$13.16
Year ended May 31, 2014	$13.02	0.19		0.12	(0.20)	(0.15)	$12.98
Year ended May 31, 2013	$13.46	0.18		0.12	(0.18)	(0.56)	$13.02
Year ended May 31, 2012	$13.05	0.26		0.72	(0.26)	(0.31)	$13.46
Class B
Six months ended November 30, 2016 (unaudited)	$13.24	0.04	[4]	(0.21)	(0.04)	0.00	$13.03
Year ended May 31, 2016	$13.12	0.09	[4]	0.12	(0.09)	0.00	$13.24
Year ended May 31, 2015	$12.94	0.09	[4]	0.18	(0.09)	0.00	$13.12
Year ended May 31, 2014	$12.98	0.10	[4]	0.12	(0.11)	(0.15)	$12.94
Year ended May 31, 2013	$13.43	0.08	[4]	0.10	(0.07)	(0.56)	$12.98
Year ended May 31, 2012	$13.01	0.16		0.73	(0.16)	(0.31)	$13.43
Class C
Six months ended November 30, 2016 (unaudited)	$13.15	0.04		(0.20)	(0.04)	0.00	$12.95
Year ended May 31, 2016	$13.03	0.09		0.12	(0.09)	0.00	$13.15
Year ended May 31, 2015	$12.86	0.09		0.17	(0.09)	0.00	$13.03
Year ended May 31, 2014	$12.90	0.10		0.12	(0.11)	(0.15)	$12.86
Year ended May 31, 2013	$13.34	0.07		0.12	(0.07)	(0.56)	$12.90
Year ended May 31, 2012	$12.93	0.16		0.72	(0.16)	(0.31)	$13.34
Class R
Six months ended November 30, 2016 (unaudited)	$12.97	0.07	[4]	(0.20)	(0.07)	0.00	$12.77
Year ended May 31, 2016	$12.85	0.15		0.12	(0.15)	0.00	$12.97
Year ended May 31, 2015	$12.67	0.15		0.18	(0.15)	0.00	$12.85
Year ended May 31, 2014	$12.71	0.16		0.12	(0.17)	(0.15)	$12.67
Year ended May 31, 2013	$13.16	0.14	[4]	0.11	(0.14)	(0.56)	$12.71
Year ended May 31, 2012	$12.76	0.22		0.71	(0.22)	(0.31)	$13.16
Class R4
Six months ended November 30, 2016 (unaudited)	$12.95	0.10		(0.20)	(0.10)	0.00	$12.75
Year ended May 31, 2016	$12.83	0.22		0.12	(0.22)	0.00	$12.95
Year ended May 31, 2015	$12.66	0.21		0.18	(0.22)	0.00	$12.83
Year ended May 31, 2014	$12.70	0.22		0.12	(0.23)	(0.15)	$12.66
Year ended May 31, 2013[5]	$13.46	0.10	[4]	(0.21)	(0.09)	(0.56)	$12.70
Class R6
Six months ended November 30, 2016 (unaudited)	$12.95	0.11		(0.20)	(0.11)	0.00	$12.75
Year ended May 31, 2016	$12.83	0.24		0.12	(0.24)	0.00	$12.95
Year ended May 31, 2015	$12.66	0.23		0.17	(0.23)	0.00	$12.83
Year ended May 31, 2014	$12.70	0.24		0.12	(0.25)	(0.15)	$12.66
Year ended May 31, 2013[5]	$13.46	0.11	[4]	(0.21)	(0.10)	(0.56)	$12.70
Administrator Class
Six months ended November 30, 2016 (unaudited)	$12.97	0.09	[4]	(0.20)	(0.09)	0.00	$12.77
Year ended May 31, 2016	$12.85	0.19		0.12	(0.19)	0.00	$12.97
Year ended May 31, 2015	$12.67	0.19	[4]	0.18	(0.19)	0.00	$12.85
Year ended May 31, 2014	$12.71	0.21		0.11	(0.21)	(0.15)	$12.67
Year ended May 31, 2013	$13.16	0.19		0.10	(0.18)	(0.56)	$12.71
Year ended May 31, 2012	$12.76	0.27		0.71	(0.27)	(0.31)	$13.16
Institutional Class
Six months ended November 30, 2016 (unaudited)	$12.95	0.11		(0.20)	(0.11)	0.00	$12.75
Year ended May 31, 2016	$12.83	0.23		0.12	(0.23)	0.00	$12.95
Year ended May 31, 2015	$12.66	0.22		0.18	(0.23)	0.00	$12.83
Year ended May 31, 2014	$12.70	0.23		0.12	(0.24)	(0.15)	$12.66
Year ended May 31, 2013	$13.14	0.22		0.12	(0.22)	(0.56)	$12.70
Year ended May 31, 2012	$12.75	0.31		0.69	(0.30)	(0.31)	$13.14

[1]	Ratios include net expenses allocated from the affiliated Master Portfolio.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to May 31, 2013

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Income Funds	17

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.28%	0.83%	0.78%	(0.87)%	252%	$673,109
1.43%	0.83%	0.78%	2.36%	667%	$699,273
1.39%	0.83%	0.78%	2.85%	586%	$506,043
1.52%	0.83%	0.78%	2.46%	646%	$397,780
1.31%	0.83%	0.80%	2.14%	547%	$408,864
1.91%	0.82%	0.82%	7.65%	803%	$450,013

0.53%	1.58%	1.53%	(1.32)%	252%	$304
0.68%	1.58%	1.53%	1.60%	667%	$502
0.67%	1.58%	1.53%	2.09%	586%	$1,350
0.77%	1.58%	1.53%	1.70%	646%	$2,742
0.56%	1.57%	1.55%	1.31%	547%	$8,208
1.23%	1.57%	1.57%	6.95%	803%	$11,998

0.53%	1.58%	1.53%	(1.26)%	252%	$64,296
0.68%	1.58%	1.53%	1.61%	667%	$66,612
0.65%	1.58%	1.53%	2.02%	586%	$72,798
0.77%	1.58%	1.53%	1.71%	646%	$81,187
0.53%	1.58%	1.55%	1.39%	547%	$116,837
1.18%	1.57%	1.57%	6.90%	803%	$127,677

1.03%	1.08%	1.03%	(1.03)%	252%	$16,458
1.18%	1.08%	1.03%	2.13%	667%	$17,985
1.15%	1.08%	1.03%	2.63%	586%	$16,411
1.27%	1.08%	1.03%	2.23%	646%	$17,077
1.04%	1.07%	1.05%	1.83%	547%	$19,548
1.67%	1.07%	1.07%	7.43%	803%	$20,088

1.54%	0.60%	0.52%	(0.78)%	252%	$42,082
1.69%	0.60%	0.52%	2.65%	667%	$41,272
1.53%	0.59%	0.52%	3.07%	586%	$49,261
1.78%	0.58%	0.52%	2.75%	646%	$17
1.56%	0.57%	0.52%	(0.84)%	547%	$10

1.69%	0.45%	0.37%	(0.71)%	252%	$579,202
1.84%	0.45%	0.37%	2.81%	667%	$450,791
1.76%	0.45%	0.37%	3.23%	586%	$726,165
1.94%	0.45%	0.37%	2.91%	646%	$290,977
1.72%	0.45%	0.37%	(0.77)%	547%	$205,225

1.36%	0.77%	0.70%	(0.87)%	252%	$405,393
1.51%	0.77%	0.70%	2.47%	667%	$529,530
1.47%	0.77%	0.70%	2.96%	586%	$487,981
1.60%	0.77%	0.70%	2.57%	646%	$412,419
1.43%	0.76%	0.70%	2.19%	547%	$526,028
2.08%	0.76%	0.70%	7.83%	803%	$802,788

1.64%	0.50%	0.42%	(0.73)%	252%	$3,039,734
1.79%	0.50%	0.42%	2.76%	667%	$2,102,073
1.75%	0.50%	0.42%	3.17%	586%	$1,360,398
1.88%	0.50%	0.42%	2.85%	646%	$1,208,745
1.67%	0.50%	0.42%	2.56%	547%	$1,505,192
2.32%	0.49%	0.42%	8.05%	803%	$1,965,338

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Income Funds	Financial highlights

Real Return Fund	Beginning net asset value per share	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2016 (unaudited)	$9.95	0.13		(0.12)	(0.10)	0.00	$9.86
Year ended May 31, 2016	$10.07	0.10	[4]	(0.01)	(0.07)	(0.14)	$9.95
Year ended May 31, 2015	$10.11	0.05	[4]	0.07	(0.08)	(0.08)	$10.07
Year ended May 31, 2014	$10.85	0.10	[4]	(0.21)	(0.09)	(0.54)	$10.11
Year ended May 31, 2013	$11.66	0.11		(0.36)	(0.21)	(0.35)	$10.85
Year ended May 31, 2012	$10.84	0.27		1.01	(0.36)	(0.10)	$11.66
Class B
Six months ended November 30, 2016 (unaudited)	$9.77	0.32	[4]	(0.12)	0.00	0.00	$9.97
Year ended May 31, 2016	$9.91	0.06	[4]	(0.04)	(0.02)	(0.14)	$9.77
Year ended May 31, 2015	$9.99	(0.03)[4]		0.07	(0.04)	(0.08)	$9.91
Year ended May 31, 2014	$10.75	0.01	[4]	(0.20)	(0.03)	(0.54)	$9.99
Year ended May 31, 2013	$11.58	0.03	[4]	(0.36)	(0.15)	(0.35)	$10.75
Year ended May 31, 2012	$10.76	0.19	[4]	1.00	(0.27)	(0.10)	$11.58
Class C
Six months ended November 30, 2016 (unaudited)	$9.77	0.08	[4]	(0.10)	(0.02)	0.00	$9.73
Year ended May 31, 2016	$9.92	0.03	[4]	(0.02)	(0.02)	(0.14)	$9.77
Year ended May 31, 2015	$10.00	(0.03)[4]		0.08	(0.05)	(0.08)	$9.92
Year ended May 31, 2014	$10.76	0.03	[4]	(0.21)	(0.04)	(0.54)	$10.00
Year ended May 31, 2013	$11.59	0.04		(0.37)	(0.15)	(0.35)	$10.76
Year ended May 31, 2012	$10.77	0.19		1.00	(0.27)	(0.10)	$11.59
Class R6
Period ended November 30, 2016 (unaudited)[5]	$10.17	0.02		(0.20)	(0.03)	0.00	$9.96
Administrator Class
Six months ended November 30, 2016 (unaudited)	$10.03	0.16		(0.13)	(0.10)	0.00	$9.96
Year ended May 31, 2016	$10.15	0.13	[4]	(0.02)	(0.09)	(0.14)	$10.03
Year ended May 31, 2015	$10.17	0.10	[4]	0.06	(0.10)	(0.08)	$10.15
Year ended May 31, 2014	$10.90	0.13	[4]	(0.22)	(0.10)	(0.54)	$10.17
Year ended May 31, 2013	$11.71	0.15	[4]	(0.37)	(0.24)	(0.35)	$10.90
Year ended May 31, 2012	$10.89	0.39	[4]	0.92	(0.39)	(0.10)	$11.71
Institutional Class
Period ended November 30, 2016 (unaudited)[5]	$10.17	0.02	[4]	(0.20)	(0.03)	0.00	$9.96

[1]	Ratios include net expenses allocated from the affiliated Master Portfolio.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from October 31, 2016 (commencement of class operations) to November 30, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Income Funds	19

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

2.15%	1.14%	0.85%	0.11%	10%	$24,038
0.98%	1.20%	0.85%	1.01%	29%	$18,938
0.47%	1.31%	0.85%	1.24%	57%	$12,977
0.96%	1.20%	0.85%	(0.76)%	9%	$15,415
1.09%	1.08%	0.85%	(2.27)%	15%	$28,298
2.42%	1.11%	0.85%	12.02%	23%	$36,935

6.20%	1.81%	1.60%	2.05%	10%	$6
0.65%	1.95%	1.60%	0.31%	29%	$21
(0.30)%	2.05%	1.60%	0.45%	57%	$95
0.09%	1.95%	1.60%	(1.53)%	9%	$190
0.29%	1.83%	1.60%	(3.02)%	15%	$571
1.69%	1.84%	1.60%	11.25%	23%	$899

1.52%	1.88%	1.60%	(0.23)%	10%	$4,742
0.30%	1.95%	1.60%	0.21%	29%	$5,654
(0.33)%	2.06%	1.60%	0.46%	57%	$7,471
0.29%	1.95%	1.60%	(1.46)%	9%	$9,095
0.39%	1.83%	1.60%	(3.01)%	15%	$13,774
1.68%	1.86%	1.60%	11.24%	23%	$15,631

2.75%	0.72%	0.47%	(1.80)%	10%	$25

2.34%	1.06%	0.60%	0.32%	10%	$17,934
1.30%	1.13%	0.60%	1.21%	29%	$20,607
0.99%	1.27%	0.60%	1.56%	57%	$10,679
1.31%	1.14%	0.60%	(0.51)%	9%	$6,320
1.34%	1.02%	0.60%	(2.08)%	15%	$8,271
3.42%	1.01%	0.60%	12.26%	23%	$9,833

2.66%	0.79%	0.52%	(1.80)%	10%	$9,859

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Income Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Core Bond Fund (“Core Bond Fund”) and Wells Fargo Real Return Fund (“Real Return Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

After the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Investor Class shareholders of Core Bond Fund received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by Core Bond Fund.

Each Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense, and realized and unrealized gains and losses. The financial statements of each affiliated Master Portfolio for the six months ended November 30, 2016 are included in this report and should be read in conjunction with each Fund’s financial statements. As of November 30, 2016, Core Bond Fund owned 92% of Wells Fargo Core Bond Portfolio and Real Return Fund owned 76% of Wells Fargo Real Return Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

An investment in an affiliated Master Portfolio is valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Notes to financial statements (unaudited)	Wells Fargo Income Funds	21

Distributions to shareholders

For Core Bond Fund, distributions to shareholders from net investment income are accrued daily and paid monthly. For Real Return Fund, distributions to shareholders from net investment income are recorded on the ex-dividend date. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of May 31, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

		No expiration
	2017	Short-term	Long-term
Core Bond Fund	$17,505,682	$0	$0
Real Return Fund	0	19,900	$22,656

As of May 31, 2016, Core Bond Fund had $1,802,544 of current year deferred post-October capital losses, which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

At November 30, 2016, the affiliated Master Portfolio of each Fund was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliate Master Portfolio and the value of each affiliated Master Portfolio was as follows:

Affiliated Master Portfolio	Investment objective	Value of affiliated Master Portfolio
Wells Fargo Core Bond Porfolio	Seeks total return, consisting of income and capital appreciation	$4,811,118,137
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term	55,534,972

Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser, providing fund-level administrative services in connection with each Fund’s operations, and providing

22	Wells Fargo Income Funds	Notes to financial statements (unaudited)

any other fund-level administrative services reasonably necessary for the operation of each Fund. As long as each Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, each Fund pays Funds Management an investment management fee only for fund-level administrative services. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase. For the six months ended November 30, 2016, the management fee was equivalent to an annual rate of 0.05% of each Fund’s average daily net assets.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Class R	0.16%
Class R4, Institutional Class	0.08
Class R6	0.03
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Expiration date	Class A	Class B	Class C	Class R	Class R4	Class R6		Administrator Class	Institutional Class
Core Bond Fund	September 30, 2017	0.78%	1.53%	1.53%	1.03%	0.52%	0.37%		0.70%	0.42%
Real Return Fund	September 30, 2017	0.85	1.60	1.60	N/A	N/A	0.47	*	0.60	0.52	*

*	The expiration date for Class R6 and Institutional Class is September 30, 2018.

Net expenses from the affiliated Master Portfolio are included in the expense caps. After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B, Class C and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended November 30, 2016, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges:

	Front-end sales charges	Contingent deferred sales charges
	Class A	Class C
Core Bond Fund	$5,946	$15
Real Return Fund	3,539	0

Notes to financial statements (unaudited)	Wells Fargo Income Funds	23

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R and Administrator Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2016 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Core Bond Fund	$10,568,154,250	$2,815,311,467	$9,899,550,985	$2,088,001,449
Real Return Fund	6,353,088	5,388,593	1,202,842	3,702,981

*	The Funds seek to achieve their investment objective by investing all of their investable assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the affiliated Master Portfolio’s purchases and sales.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended November 30, 2016, there were no borrowings by the Funds under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

8. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

24	Wells Fargo Income Funds	Notes to financial statements (unaudited)

9. SUBSEQUENT DISTRIBUTIONS

On December 7, 2016, Core Bond Fund and Real Return Fund declared distributions from capital gains to shareholders of record on December 6, 2016. The per share amounts payable on December 8, 2016 were as follows:

	Core Bond Fund	Real Return Fund
Short-term capital gains
Class A	$0.05253	$0.00055
Class C	0.05253	0.00055
Class R	0.05253	N/A
Class R4	0.05253	N/A
Class R6	0.05253	0.00055
Administrator Class	0.05253	0.00055
Institutional Class	0.05253	0.00055

Long-term capital gains
Class A	$0.01087	$0.01298
Class C	0.01087	0.01298
Class R	0.01087	N/A
Class R4	0.01087	N/A
Class R6	0.01087	0.01298
Administrator Class	0.01087	0.01298
Institutional Class	0.01087	0.01298

On December 29, 2016, Real Return Fund declared distributions from net investment income to shareholders of record on December 28, 2016. The per share amounts payable on December 30, 2016 were as follows:

Net investment income
Class A	$0.04733
Class C	0.03763
Class R6	0.05218
Administrator Class	0.04771
Institutional Class	0.05175

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

Summary portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Income Funds	25

CORE BOND PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 27.20%
FHLMC	1.24-7.00%	8-1-2017 to 12-13-2046	$160,588,888	$169,079,765	3.22%
FHLMC %%	3.00	12-13-2046	44,100,000	43,838,156	0.84
FHLMC	3.50	7-1-2032	14,165,419	14,699,881	0.28
FHLMC	4.00	8-1-2044	18,453,037	19,619,382	0.38
FHLMC Series 300 Class 300	3.00	1-15-2043	14,386,497	14,443,906	0.28
FNMA	0.00-8.12	4-1-2017 to 11-1-2046	479,910,237	504,096,462	9.68
FNMA	3.00	6-1-2031	14,469,882	14,930,795	0.29
FNMA %%	3.00	12-13-2046	34,100,000	33,918,844	0.65
FNMA %%	3.00	1-18-2047	110,500,000	109,684,200	2.10
FNMA	3.50	6-1-2045	17,691,683	18,218,372	0.35
FNMA %%	3.50	12-13-2046	86,500,000	88,743,594	1.70
FNMA %%	3.50	1-18-2047	23,600,000	24,202,343	0.46
FNMA %%	4.00	12-13-2046	23,500,000	24,722,207	0.47
FNMA	4.50	2-1-2044	13,480,624	14,806,106	0.28
FNMA	4.50	3-1-2046	14,991,505	16,378,521	0.31
FNMA Series 2015-18 Class HE	4.00	9-25-2041	14,738,307	15,668,393	0.30
GNMA %%	3.00	12-20-2046	35,200,000	35,699,125	0.68
GNMA %%	3.50	12-20-2046	105,500,000	109,715,875	2.10
GNMA	3.50-5.00	3-15-2041 to 12-20-2046	66,644,891	71,970,810	1.37
Other securities				75,256,391	1.46

Total Agency Securities (Cost $1,436,765,054)				1,419,693,128	27.20

Asset-Backed Securities: 12.48%
Capital Auto Receivables Asset Trust	1.39-2.01	2-20-2018 to 10-20-2020	60,002,588	60,131,465	1.14
SLM Student Loan Trust	0.92-3.74	4-25-2019 to 1-25-2072	138,293,380	134,680,958	2.60
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.43	2-17-2032	16,726,000	16,451,744	0.31
Other securities				440,050,191	8.43

Total Asset-Backed Securities (Cost $652,378,051)				651,314,358	12.48

Corporate Bonds and Notes: 18.61%

Consumer Discretionary: 1.07%

Automobiles: 0.09%
Other securities				4,584,220	0.09

Hotels, Restaurants & Leisure: 0.17%
Other securities				8,773,757	0.17

Household Durables: 0.14%
Other securities				7,599,477	0.14

Media: 0.67%
Other securities				34,860,933	0.67

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Income Funds	Summary portfolio of investments—November 30, 2016 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Consumer Staples: 1.18%

Beverages: 0.26%
Other securities				$13,789,725	0.26%

Food & Staples Retailing: 0.15%
Other securities				7,948,054	0.15

Food Products: 0.63%
Other securities				32,710,454	0.63

Tobacco: 0.14%
Other securities				7,009,791	0.14

Energy: 1.98%

Energy Equipment & Services: 0.06%
Other securities				3,186,815	0.06

Oil, Gas & Consumable Fuels: 1.92%
Other securities				100,232,644	1.92

Financials: 5.42%

Banks: 1.85%
Bank of America Corporation	3.25%	10-21-2027	$17,750,000	16,951,747	0.32
Other securities				79,753,520	1.53

				96,705,267	1.85

Capital Markets: 1.49%
Morgan Stanley	2.63	11-17-2021	15,250,000	15,073,405	0.29
Other securities				62,346,176	1.20

				77,419,581	1.49

Consumer Finance: 0.98%
Other securities				51,170,711	0.98

Diversified Financial Services: 0.18%
Other securities				9,340,849	0.18

Insurance: 0.92%
Other securities				48,059,262	0.92

Health Care: 1.37%

Biotechnology: 0.67%
Other securities				34,688,992	0.67

Health Care Providers & Services: 0.15%
Other securities				7,647,661	0.15

Life Sciences Tools & Services: 0.10%
Other securities				5,433,610	0.10

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Income Funds	27

CORE BOND PORTFOLIO

Security name	Value	Percent of net assets

Pharmaceuticals: 0.45%
Other securities	$23,649,922	0.45%

Industrials: 1.11%

Aerospace & Defense: 0.51%
Other securities	26,595,110	0.51

Air Freight & Logistics: 0.10%
Other securities	5,034,524	0.10

Construction & Engineering: 0.05%
Other securities	2,424,627	0.05

Machinery: 0.08%
Other securities	4,410,650	0.08

Road & Rail: 0.37%
Other securities	19,583,744	0.37

Information Technology: 2.28%

Communications Equipment: 0.64%
Other securities	33,600,473	0.64

IT Services: 0.31%
Other securities	16,013,261	0.31

Semiconductors & Semiconductor Equipment: 0.36%
Other securities	18,933,701	0.36

Software: 0.69%
Other securities	35,714,356	0.69

Technology Hardware, Storage & Peripherals: 0.28%
Other securities	14,574,189	0.28

Materials: 0.38%

Chemicals: 0.26%
Other securities	13,555,869	0.26

Containers & Packaging: 0.08%
Other securities	4,416,591	0.08

Metals & Mining: 0.04%
Other securities	1,958,873	0.04

Real Estate: 0.58%

Equity REITs: 0.45%
Other securities	23,783,659	0.45

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Income Funds	Summary portfolio of investments—November 30, 2016 (unaudited)

CORE BOND PORTFOLIO

Security name	Value	Percent of net assets

Real Estate Management & Development: 0.13%
Other securities	$6,606,640	0.13%

Telecommunication Services: 1.38%

Diversified Telecommunication Services: 1.26%
Other securities	65,888,791	1.26

Wireless Telecommunication Services: 0.12%
Other securities	6,305,725	0.12

Utilities: 1.86%

Electric Utilities: 1.25%
Other securities	65,133,988	1.25

Gas Utilities: 0.09%
Other securities	4,755,915	0.09

Independent Power & Renewable Electricity Producers: 0.07%
Other securities	3,744,067	0.07

Multi-Utilities: 0.45%
Other securities	23,452,864	0.45

Total Corporate Bonds and Notes (Cost $990,186,671)	971,299,342	18.61

Government Agency Debt: 0.39%
Other securities	20,555,046	0.39

Total Government Agency Debt (Cost $21,113,777)	20,555,046	0.39

Municipal Obligations: 0.76%

California: 0.23%
Other securities	12,140,785	0.23

Nevada: 0.12%
Other securities	6,354,442	0.12

New Jersey: 0.11%
Other securities	5,526,055	0.11

New York: 0.13%
Other securities	6,614,413	0.13

Ohio: 0.04%
Other securities	1,933,085	0.04

Texas: 0.13%
Other securities	6,929,864	0.13

Total Municipal Obligations (Cost $34,858,655)	39,498,644	0.76

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Income Funds	29

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Non-Agency Mortgage-Backed Securities: 5.49%
SMB Private Education Loan Trust Series 2016-C Class A2A 144A	2.34%	9-15-2034	$14,672,000	$14,497,770	0.28%
Verizon Owner Trust Series 2016-2A Class A 144A	1.68	5-20-2021	13,972,000	13,948,459	0.27
Other securities				258,081,189	4.94

Total Non-Agency Mortgage-Backed Securities (Cost $289,024,528)				286,527,418	5.49

U.S. Treasury Securities: 34.66%
U.S. Treasury Bond «	2.25	8-15-2046	73,660,000	62,038,441	1.19
U.S. Treasury Bond	2.50	2-15-2046	49,355,000	43,983,794	0.84
U.S. Treasury Bond	2.50	5-15-2046	38,269,000	34,089,298	0.65
U.S. Treasury Bond	2.88	11-15-2046	26,020,000	25,174,350	0.48
U.S. Treasury Bond	3.00	11-15-2045	27,871,000	27,579,219	0.53
U.S. Treasury Note	0.75	7-31-2018	87,096,000	86,629,862	1.66
U.S. Treasury Note ##	0.75	9-30-2018	279,439,000	277,616,219	5.32
U.S. Treasury Note	0.75-2.00	10-31-2018 to 11-30-2023	29,024,000	28,771,763	0.55
U.S. Treasury Note	0.88	7-15-2018	27,343,000	27,266,111	0.52
U.S. Treasury Note	1.00	11-30-2018	42,967,000	42,862,934	0.82
U.S. Treasury Note	1.00	10-15-2019	168,848,000	167,001,141	3.20
U.S. Treasury Note	1.00	11-15-2019	150,115,000	148,379,370	2.84
U.S. Treasury Note	1.13	6-15-2018	17,877,000	17,897,952	0.34
U.S. Treasury Note	1.13	6-30-2021	51,083,000	49,488,648	0.95
U.S. Treasury Note	1.13	7-31-2021	16,549,000	16,013,739	0.31
U.S. Treasury Note	1.13	9-30-2021	61,169,000	59,071,087	1.13
U.S. Treasury Note	1.25	12-15-2018	23,639,000	23,687,933	0.45
U.S. Treasury Note	1.25	10-31-2021	43,614,000	42,336,241	0.81
U.S. Treasury Note	1.38	2-29-2020	16,496,000	16,426,403	0.31
U.S. Treasury Note	1.38	1-31-2021	74,478,000	73,325,900	1.41
U.S. Treasury Note	1.38	4-30-2021	55,396,000	54,383,306	1.04
U.S. Treasury Note «	1.50	8-15-2026	172,381,000	158,933,903	3.05
U.S. Treasury Note	1.63	5-15-2026	6,515,000	6,089,492	0.12
U.S. Treasury Note	1.75	11-30-2021	44,442,000	44,235,434	0.85
U.S. Treasury Note	2.00	8-31-2021	33,853,000	34,032,827	0.65
U.S. Treasury Note	2.00	10-31-2021	47,323,000	47,530,038	0.91
U.S. Treasury Note	2.00	11-15-2026	28,004,000	27,046,823	0.52
U.S. Treasury Note ##	2.13	8-15-2021	149,754,000	151,427,052	2.90
U.S. Treasury Note	2.13	9-30-2021	15,782,000	15,948,453	0.31

Total U.S. Treasury Securities (Cost $1,852,142,157)				1,809,267,733	34.66

Yankee Corporate Bonds and Notes: 6.05%

Consumer Discretionary: 0.08%

Media: 0.08%
Other securities				4,062,162	0.08

Energy: 0.85%

Oil, Gas & Consumable Fuels: 0.85%
Other securities				44,580,982	0.85

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Income Funds	Summary portfolio of investments—November 30, 2016 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Financials: 3.92%

Banks: 2.56%
HSBC Holdings plc	2.65%	1-5-2022	$13,920,000	$13,542,587	0.26%
KFW	1.00	7-15-2019	28,907,000	28,466,226	0.54
Other securities				91,792,637	1.76

				133,801,450	2.56

Capital Markets: 0.25%
Other securities				12,994,394	0.25

Diversified Financial Services: 0.98%
Other securities				51,217,702	0.98

Insurance: 0.02%
Other securities				924,177	0.02

Thrifts & Mortgage Finance: 0.11%
Other securities				5,698,968	0.11

Health Care: 0.65%

Pharmaceuticals: 0.65%
Other securities				33,764,288	0.65

Industrials: 0.18%

Chemicals: 0.18%
Other securities				9,187,406	0.18

Materials: 0.13%

Metals & Mining: 0.13%
Other securities				6,541,034	0.13

Utilities: 0.24%

Electric Utilities: 0.24%
Other securities				12,785,354	0.24

Total Yankee Corporate Bonds and Notes (Cost $324,477,592)				315,557,917	6.05

Yankee Government Bonds: 1.49%
Other securities				77,693,478	1.49

Total Yankee Government Bonds (Cost $80,078,070)				77,693,478	1.49

	Yield		Shares
Short-Term Investments: 7.06%

Investment Companies: 7.06%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65		230,736,112	230,759,186	4.42
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.31		137,895,059	137,895,059	2.64

Total Short-Term Investments (Cost $368,654,047)				368,654,245	7.06

Total investments in securities (Cost $6,049,678,602) *				5,960,061,309	114.19%
Other assets and liabilities, net				(740,715,159)	(14.19)

Total net assets				$5,219,346,150	100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Income Funds	31

CORE BOND PORTFOLIO

%%	Security issued on a when-issued basis

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

##	All or a portion of this security has been segregated for when-issued securities.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $6,074,405,459 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,025,520
Gross unrealized losses	(129,369,670)

Net unrealized losses	$(114,344,150)

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Income Funds	Portfolios of investments—November 30, 2016 (unaudited)

REAL RETURN PORTFOLIO

Security name	Shares	Value

Common Stocks: 14.12%

Consumer Staples: 3.47%

Beverages: 0.28%
The Coca-Cola Company	5,100	$205,785

Food & Staples Retailing: 0.67%
The Kroger Company	5,132	165,764
Wal-Mart Stores Incorporated	1,718	120,999
Walgreens Boots Alliance Incorporated	2,326	197,082

		483,845

Food Products: 1.09%
Biostime International Holdings Limited «†	79,000	258,190
JBS SA	52,100	150,351
Marine Harvest ASA	4,555	81,912
Mead Johnson Nutrition Company	1,122	80,885
Mondelez International Incorporated Class A	2,537	104,626
The Hershey Company	476	46,001
The Kraft Heinz Company	889	72,587

		794,552

Household Products: 1.11%
Church & Dwight Company Incorporated	2,528	110,701
Reckitt Benckiser Group plc	4,626	391,446
The Clorox Company	502	58,011
The Procter & Gamble Company	3,032	250,019

		810,177

Personal Products: 0.08%
The Estee Lauder Companies Incorporated Class A	771	59,907

Tobacco: 0.24%
Philip Morris International	1,965	173,470

Energy: 3.70%

Energy Equipment & Services: 0.60%
AMEC Foster Wheeler plc	27,787	151,584
Halliburton Company	3,763	199,778
Schlumberger Limited	1,073	90,186

		441,548

Oil, Gas & Consumable Fuels: 3.10%
Anadarko Petroleum Corporation	2,011	139,061
BP plc	106,870	614,357
Chevron Corporation	3,127	348,848
Cimarex Energy Company	1,073	147,945
Eni SpA	32,056	446,425
EOG Resources Incorporated	1,815	186,074
Occidental Petroleum Corporation	2,104	150,141
Phillips 66 Company	1,119	92,967
Pioneer Natural Resources Company	699	133,537

		2,259,355

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Income Funds	33

REAL RETURN PORTFOLIO

Security name	Shares	Value

Materials: 3.66%

Chemicals: 0.78%
Axalta Coating Systems Limited †	1,809	$47,794
Dow Chemical Company	2,028	113,000
Ecolab Incorporated	506	59,065
International Flavors & Fragrances Incorporated	493	59,678
LyondellBasell Industries NV Class A	1,018	91,946
PolyOne Corporation	1,895	62,478
PPG Industries Incorporated	788	75,593
Praxair Incorporated	500	60,150

		569,704

Construction Materials: 0.09%
Martin Marietta Materials Incorporated	309	67,810

Containers & Packaging: 0.10%
Crown Holdings Incorporated †	1,375	74,786

Metals & Mining: 2.69%
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares	3,600	147,780
Barrick Gold Corporation	5,000	75,100
Detour Gold Corporation †	9,800	124,898
Fresnillo plc	6,800	102,098
Goldcorp Incorporated-U.S. Exchange Traded Shares	5,171	68,205
Kinross Gold Corporation †	20,000	66,106
Lundin Mining Corporation †	53,049	260,249
Newmont Mining Corporation	7,600	246,544
Randgold Resources Limited ADR	3,050	219,234
Royal Gold Incorporated	3,759	261,777
Silver Wheaton Corporation-U.S. Exchange Traded Shares	10,000	182,300
Steel Dynamics Incorporated	1,981	70,286
Tahoe Resources Incorporated	14,000	134,549

		1,959,126

Real Estate: 3.29%

Equity REITs: 3.29%
American Homes 4 Rent Class A	3,633	76,547
American Tower Corporation	2,796	285,947
AvalonBay Communities Incorporated	1,195	196,566
Boston Properties Incorporated	1,885	233,514
Camden Property Trust	1,746	137,428
Equinix Incorporated	439	148,716
Essex Property Trust Incorporated	472	101,914
General Growth Properties Incorporated	6,912	175,150
Hersha Hospitality Trust	1,971	39,755
Host Hotels & Resorts Incorporated	6,076	108,396
Mid-America Apartment Communities Incorporated	679	62,217
Physicians Realty Trust	12,345	223,691
Prologis Incorporated	3,416	173,874
Public Storage Incorporated	568	118,882

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Income Funds	Portfolios of investments—November 30, 2016 (unaudited)

REAL RETURN PORTFOLIO

Security name			Shares	Value

Equity REITs (continued)
Simon Property Group Incorporated			1,018	$182,884
Ventas Incorporated			2,228	134,616

				2,400,097

Total Common Stocks (Cost $9,929,361)				10,300,162

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes: 10.01%

Consumer Discretionary: 3.32%

Auto Components: 0.33%
American Axle & Manufacturing Incorporated «	6.25%	3-15-2021	$100,000	102,000
American Axle & Manufacturing Incorporated	7.75	11-15-2019	25,000	27,688
Cooper Tire & Rubber Company (i)	8.00	12-15-2019	20,000	22,250
Goodyear Tire & Rubber Company	7.00	5-15-2022	85,000	89,144

				241,082

Diversified Consumer Services: 0.14%
Service Corporation International	5.38	1-15-2022	100,000	103,500

Hotels, Restaurants & Leisure: 0.58%
GLP Capital LP/GLP Financing II Incorporated	4.88	11-1-2020	75,000	78,750
Hilton Worldwide Finance LLC	5.63	10-15-2021	100,000	103,248
MGM Resorts International	8.63	2-1-2019	100,000	111,000
NCL Corporation Limited 144A	5.25	11-15-2019	125,000	126,875

				419,873

Household Durables: 0.35%
CalAtlantic Group Incorporated	6.63	5-1-2020	15,000	16,463
DR Horton Incorporated	3.63	2-15-2018	135,000	136,688
Lennar Corporation	4.50	6-15-2019	100,000	103,000

				256,151

Media: 1.17%
CCO Holdings LLC	6.63	1-31-2022	125,000	129,844
CSC Holdings LLC	7.63	7-15-2018	75,000	79,500
DISH DBS Corporation	4.25	4-1-2018	130,000	132,600
DISH DBS Corporation	7.88	9-1-2019	25,000	27,688
LIN Television Corporation	6.38	1-15-2021	40,000	41,400
Mediacom LLC/Mediacom Capital Corporation	7.25	2-15-2022	70,000	72,450
National CineMedia LLC	6.00	4-15-2022	100,000	103,000
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	75,000	77,250
Sinclair Television Group Incorporated	6.13	10-1-2022	100,000	103,750
TEGNA Incorporated	5.13	10-15-2019	50,000	51,267
TEGNA Incorporated	5.13	7-15-2020	30,000	30,975

				849,724

Multiline Retail: 0.14%
Dollar Tree Incorporated	5.25	3-1-2020	100,000	103,250

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Income Funds	35

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail: 0.36%
Best Buy Company Incorporated	5.00%	8-1-2018	$100,000	$104,795
International Game Technology	7.50	6-15-2019	50,000	54,625
Sally Beauty Holdings Incorporated	5.75	6-1-2022	100,000	103,625

				263,045

Textiles, Apparel & Luxury Goods: 0.25%
Levi Strauss & Company	6.88	5-1-2022	75,000	78,750
The William Carter Company	5.25	8-15-2021	100,000	103,600

				182,350

Consumer Staples: 0.70%

Beverages: 0.14%
Cott Beverages Incorporated	6.75	1-1-2020	100,000	103,500

Food Products: 0.56%
B&G Foods Incorporated	4.63	6-1-2021	85,000	86,700
Pinnacle Foods Incorporated	4.88	5-1-2021	100,000	102,250
Post Holdings Incorporated 144A	6.75	12-1-2021	90,000	95,850
Smithfield Foods Incorporated	7.75	7-1-2017	120,000	123,660

				408,460

Energy: 0.74%

Energy Equipment & Services: 0.17%
NGPL PipeCo LLC 144A	7.12	12-15-2017	120,000	124,500

Oil, Gas & Consumable Fuels: 0.57%
Crestwood Midstream Partners LP	6.00	12-15-2020	30,000	30,525
Kinder Morgan Incorporated	7.00	6-15-2017	60,000	61,592
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	125,000	130,000
Sabine Pass Liquefaction LLC	5.63	2-1-2021	60,000	63,750
Tesoro Corporation	4.25	10-1-2017	65,000	66,056
Tesoro Logistics LP	5.88	10-1-2020	65,000	67,106

				419,029

Financials: 1.01%

Banks: 0.22%
CIT Group Incorporated	4.25	8-15-2017	105,000	106,604
CIT Group Incorporated	5.25	3-15-2018	25,000	25,856
CIT Group Incorporated 144A	5.50	2-15-2019	25,000	26,391

				158,851

Consumer Finance: 0.79%
Ally Financial Incorporated	3.75	11-18-2019	65,000	65,073
Ally Financial Incorporated	6.25	12-1-2017	60,000	62,100
Diamond 1 Finance Corporation 144A	3.48	6-1-2019	40,000	40,763
General Motors Financial Company Incorporated	3.25	5-15-2018	135,000	136,331
Navient Corporation	4.63	9-25-2017	130,000	131,950
Toll Brothers Finance Corporation	4.00	12-31-2018	135,000	138,796

				575,013

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Income Funds	Portfolios of investments—November 30, 2016 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 0.83%

Health Care Providers & Services: 0.79%
Centene Corporation	5.63%	2-15-2021	$115,000	$118,450
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	125,000	128,125
HCA Incorporated	8.00	10-1-2018	115,000	124,775
MPT Operating Partnership LP	6.38	2-15-2022	100,000	102,625
Tenet Healthcare Corporation	6.25	11-1-2018	100,000	104,250

				578,225

Life Sciences Tools & Services: 0.04%
inVentiv Health Incorporated 144A	9.00	1-15-2018	30,000	30,227

Industrials: 1.13%

Aerospace & Defense: 0.06%
Huntington Ingalls Industries Incorporated 144A	5.00	12-15-2021	40,000	41,600

Airlines: 0.28%
American Airlines Group Incorporated	6.13	6-1-2018	100,000	103,375
United Continental Holdings Incorporated	6.38	6-1-2018	100,000	103,500

				206,875

Building Products: 0.12%
USG Corporation	9.75	1-15-2018	80,000	84,400

Commercial Services & Supplies: 0.29%
ACCO Brands Corporation	6.75	4-30-2020	105,000	109,988
Clean Harbors Incorporated	5.13	6-1-2021	100,000	102,250

				212,238

Machinery: 0.09%
Case New Holland Industrial Incorporated	7.88	12-1-2017	65,000	68,501

Trading Companies & Distributors: 0.29%
Aircastle Limited	4.63	12-15-2018	100,000	104,375
Ashtead Capital Incorporated 144A	6.50	7-15-2022	100,000	104,625

				209,000

Information Technology: 0.42%

Communications Equipment: 0.08%
ViaSat Incorporated	6.88	6-15-2020	55,000	56,753

Electronic Equipment, Instruments & Components: 0.11%
Jabil Circuit Incorporated	8.25	3-15-2018	75,000	80,614

Internet Software & Services: 0.15%
IAC/InterActiveCorp	4.88	11-30-2018	109,000	110,635

Technology Hardware, Storage & Peripherals: 0.08%
EMC Corporation	1.88	6-1-2018	60,000	59,119

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Income Funds	37

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Materials: 0.57%

Chemicals: 0.11%
Ashland Incorporated	3.88%	4-15-2018	$80,000	$81,600

Containers & Packaging: 0.30%
Owens-Illinois Incorporated	7.80	5-15-2018	120,000	128,400
Reynolds Group Holdings	5.75	10-15-2020	85,000	87,444

				215,844

Metals & Mining: 0.16%
Alcoa Incorporated	6.75	7-15-2018	60,000	63,825
Steel Dynamics Incorporated	6.13	8-15-2019	50,000	51,700

				115,525

Real Estate: 0.60%

Equity REITs: 0.44%
ARC Properties Operating Partnership LP	3.00	2-6-2019	100,000	99,780
Equinix Incorporated	5.38	1-1-2022	100,000	104,250
Iron Mountain Incorporated 144A	6.00	10-1-2020	100,000	105,250
VEREIT Operating Partnership LP	4.13	6-1-2021	10,000	10,250

				319,530

Real Estate Management & Development: 0.16%
KB Home	4.75	5-15-2019	60,000	60,750
Taylor Morrison Communities Incorporated 144A	5.25	4-15-2021	60,000	61,350

				122,100

Telecommunication Services: 0.69%

Diversified Telecommunication Services: 0.35%
CenturyLink Incorporated	5.63	4-1-2020	90,000	93,713
Frontier Communications Corporation	8.13	10-1-2018	75,000	79,973
Hughes Satellite Systems Corporation	6.50	6-15-2019	75,000	80,625

				254,311

Wireless Telecommunication Services: 0.34%
Sprint Communications Incorporated 144A	9.00	11-15-2018	130,000	142,675
T-Mobile USA Incorporated	6.25	4-1-2021	5,000	5,213
T-Mobile USA Incorporated	6.46	4-28-2019	100,000	101,625

				249,513

Total Corporate Bonds and Notes (Cost $7,319,812)				7,304,938

Loans: 3.24%

Consumer Discretionary: 0.46%

Auto Components: 0.08%
Allison Transmission Incorporated ±	3.25	9-23-2022	56,713	57,188

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Income Funds	Portfolios of investments—November 30, 2016 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Household Products: 0.18%
Michaels Stores Incorporated ±	3.75%	1-27-2023	$132,238	$133,148

Internet & Direct Marketing Retail: 0.08%
Ancestry.com Incorporated ±	5.25	10-19-2023	55,000	55,092

Media: 0.12%
Virgin Media Investment Holdings Limited ±	3.50	6-30-2023	90,898	91,381

Financials: 0.18%

Diversified Financial Services: 0.18%
Delos Finance SARL ±	3.59	3-6-2021	135,000	135,748

Health Care: 0.27%

Health Care Equipment & Supplies: 0.11%
Prestige Brands Incorporated ±	3.50	9-3-2021	83,048	83,549

Health Care Providers & Services: 0.16%
Community Health Systems Incorporated ±	4.16	12-31-2018	118,263	114,473

Industrials: 0.85%

Aerospace & Defense: 0.16%
TransDigm Incorporated ±	3.82	2-28-2020	117,909	118,137

Airlines: 0.19%
Delta Air Lines Incorporated ±	3.25	8-24-2022	133,650	134,628

Commercial Services & Supplies: 0.50%
Huntsman International LLC ±%%<	0.00	4-1-2023	100,000	100,438
KAR Auction Services Incorporated ±	4.06	3-9-2021	131,865	132,579
ServiceMaster Company ±	3.11	11-3-2023	135,000	134,691

				367,708

Information Technology: 0.45%

Internet Software & Services: 0.09%
Zayo Group LLC ±	3.75	5-6-2021	62,460	62,633

IT Services: 0.13%
First Data Corporation ±	4.33	7-8-2022	93,295	93,697

Semiconductors & Semiconductor Equipment: 0.23%
Avago Technologies ±	3.54	2-1-2023	97,397	98,290
Micron Technology Incorporated ±%%<	4.36	4-26-2022	20,000	20,211
NXP Semiconductors NV ±	3.41	12-7-2020	53,320	53,462

				171,963

Materials: 0.54%

Chemicals: 0.18%
Ineos US Finance LLC ±	3.75	12-15-2020	132,301	132,538

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Income Funds	39

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Containers & Packaging: 0.22%
Berry Plastics Group Incorporated ±	3.50%	2-8-2020	$132,259	$132,604
Reynolds Group Holdings Incorporated ±	4.25	2-5-2023	30,000	30,146

				162,750

Metals & Mining: 0.14%
Novelis Incorporated ±	4.00	6-2-2022	99,747	99,919

Real Estate: 0.16%

Equity REITs: 0.16%
MGM Growth Properties LLC ±	3.50	4-25-2023	114,712	115,190

Telecommunication Services: 0.19%

Diversified Telecommunication Services: 0.19%
Level 3 Financing Incorporated ±	3.50	5-31-2022	135,000	135,929

Utilities: 0.14%

Independent Power & Renewable Electricity Producers: 0.14%
Calpine Corporation ±	3.59	5-27-2022	99,747	99,922

Total Loans (Cost $2,357,822)				2,365,593

U.S. Treasury Securities: 66.55%
TIPS	0.13	4-15-2018	287,194	289,086
TIPS	0.13	4-15-2019	1,586,585	1,602,435
TIPS	0.13	4-15-2020	3,901,843	3,934,934
TIPS	0.13	4-15-2021	2,368,175	2,378,536
TIPS	0.13	1-15-2022	1,557,236	1,559,109
TIPS	0.13	7-15-2022	2,314,743	2,320,798
TIPS	0.13	1-15-2023	1,762,291	1,749,389
TIPS	0.13	7-15-2024	1,911,377	1,878,607
TIPS	0.13	7-15-2026	1,641,606	1,593,198
TIPS	0.25	1-15-2025	1,946,729	1,916,458
TIPS	0.38	7-15-2023	2,251,050	2,272,891
TIPS	0.38	7-15-2025	1,837,472	1,830,464
TIPS	0.63	7-15-2021	1,435,274	1,480,930
TIPS	0.63	1-15-2024	1,774,373	1,807,183
TIPS	0.63	1-15-2026	2,809,185	2,844,356
TIPS	0.63	2-15-2043	577,506	535,493
TIPS	0.75	2-15-2042	860,038	823,317
TIPS	0.75	2-15-2045	1,189,197	1,131,609
TIPS	1.00	2-15-2046	916,956	934,203
TIPS	1.13	1-15-2021	1,710,534	1,791,377
TIPS	1.25	7-15-2020	1,284,062	1,354,132
TIPS	1.38	7-15-2018	576,543	597,203
TIPS	1.38	1-15-2020	1,172,178	1,230,701
TIPS	1.38	2-15-2044	895,993	988,252
TIPS	1.63	1-15-2018	316,891	324,836
TIPS	1.75	1-15-2028	685,636	769,370
TIPS	1.88	7-15-2019	531,391	565,060

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Income Funds	Portfolios of investments—November 30, 2016 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
TIPS	2.00%	1-15-2026	$729,780	$825,417
TIPS	2.13	1-15-2019	466,626	492,619
TIPS	2.13	2-15-2040	390,919	488,940
TIPS	2.13	2-15-2041	567,721	714,627
TIPS	2.38	1-15-2025	1,165,446	1,342,108
TIPS	2.38	1-15-2027	658,394	775,250
TIPS	2.50	1-15-2029	669,018	811,363
TIPS	2.63	7-15-2017	58,239	59,639
TIPS	3.38	4-15-2032	204,008	283,980
TIPS	3.63	4-15-2028	1,052,262	1,391,475
TIPS	3.88	4-15-2029	631,446	868,806

Total U.S. Treasury Securities (Cost $47,673,223)				48,558,151

Yankee Corporate Bonds and Notes: 0.93%

Consumer Discretionary: 0.14%

Automobiles: 0.14%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	100,000	102,000

Consumer Staples: 0.14%

Food & Staples Retailing: 0.14%
Tesco plc 144A	5.50	11-15-2017	100,000	102,878

Financials: 0.23%

Banks: 0.23%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	80,000	83,200
Royal Bank of Scotland Group plc	4.70	7-3-2018	80,000	81,428

				164,628

Health Care: 0.14%

Pharmaceuticals: 0.14%
Mallinckrodt International Finance SA	3.50	4-15-2018	100,000	99,500

Information Technology: 0.14%

Communications Equipment: 0.14%
Nokia Corporation	5.38	5-15-2019	100,000	104,750

Materials: 0.14%

Containers & Packaging: 0.14%
Ardagh Packaging Finance plc 144A±	3.85	12-15-2019	100,000	101,743

Total Yankee Corporate Bonds and Notes (Cost $671,391)				675,499

	Yield		Shares
Short-Term Investments: 5.78%

Investment Companies: 5.71%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65		371,298	371,335
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.31		3,792,921	3,792,921

				4,164,256

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo Income Funds	41

REAL RETURN PORTFOLIO

Security name	Yield	Maturity date	Principal	Value
U.S. Treasury Securities: 0.07%
U.S. Treasury Bill (z)#	0.32%	12-15-2016	$50,000	$49,997

Total Short-Term Investments (Cost $4,214,228)				4,214,253

Total investments in securities (Cost $72,165,837) *	100.63%	73,418,596
Other assets and liabilities, net	(0.63)	(458,627)

Total net assets	100.00%	$72,959,969

«	All or a portion of this security is on loan.

†	Non-income-earning security

(i)	Illiquid security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

<	All or a portion of the position represents an unfunded loan commitment.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for unfunded loans.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $72,130,823 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,188,040
Gross unrealized losses	(900,267)

Net unrealized gains	$1,287,773

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Income Funds	Statements of assets and liabilities—November 30, 2016 (unaudited)

	Core Bond Portfolio	Real Return Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$5,591,407,064	$69,254,340
In affiliated securities, at value (see cost below)	368,654,245	4,164,256

Total investments, at value (see cost below)	5,960,061,309	73,418,596
Segregated cash	3,960,000	0
Foreign currency, at value (see cost below)	0	1,231
Receivable for investments sold	502,646,058	0
Principal paydown receivable	115,974	0
Receivable for interest	22,492,204	273,229
Receivable for daily variation margin on open futures contracts	0	3,656
Receivable for securities lending income	69,413	1,831
Prepaid expenses and other assets	66,298	2,050

Total assets	6,489,411,256	73,700,593

Liabilities
Payable for investments purchased	1,037,430,406	323,565
Payable upon receipt of securities loaned	230,753,814	371,300
Payable for daily variation margin on open futures contracts	0	1,781
Due to custodian bank	275,520	0
Advisory fee payable	1,489,078	18,078
Accrued expenses and other liabilities	116,288	25,900

Total liabilities	1,270,065,106	740,624

Total net assets	$5,219,346,150	$72,959,969

Investments in unaffiliated securities (including securities on loan), at cost	$5,681,024,555	$68,001,602

Investments in affiliated securities, at cost	$368,654,047	$4,164,235

Total investments, at cost	$6,049,678,602	$72,165,837

Securities on loan, at value	$226,218,264	$355,661

Foreign currency, at cost	$0	$1,234

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2016 (unaudited)	Wells Fargo Income Funds	43

	Core Bond Portfolio	Real Return Portfolio

Investment income
Interest*	$49,944,640	$912,547
Income from affiliated securities	304,382	4,546
Securities lending income, net	270,195	11,296
Dividends**	0	132,805

Total investment income	50,519,217	1,061,194

Expenses
Advisory fee	8,514,246	140,793
Custody and accounting fees	123,471	6,885
Professional fees	39,202	23,413
Shareholder report expenses	2,033	717
Trustees’ fees and expenses	5,722	12,127
Other fees and expenses	11,526	4,288

Total expenses	8,696,200	188,223
Less: Fee waivers and/or expense reimbursements	(137,093)	(33,844)

Net expenses	8,559,107	154,379

Net investment income	41,960,110	906,815

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	27,555,391	212,438
Futures transactions	0	(6,048)
TBA sale commitments	129,865	0

Net realized gains on investments	27,685,256	206,390

Net change in unrealized gains (losses) on:
Unaffiliated securities	(126,597,189)	(1,032,338)
Affiliated securities	198	21
Futures transactions	0	7,216

Net change in unrealized gains (losses) on investments	(126,596,991)	(1,025,101)

Net realized and unrealized gains (losses) on investments	(98,911,735)	(818,711)

Net increase (decrease) in net assets resulting from operations	$(56,951,625)	$88,104

* Net of foreign interest withholding taxes in the amount of	$33,358	$0
** Net of foreign dividend withholding taxes in the amount of	$0	$4,566

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Income Funds	Statements of changes in net assets

	Core Bond Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$41,960,110	$71,646,971
Net realized gains on investments	27,685,256	33,744,871
Net change in unrealized gains (losses) on investments	(126,596,991)	4,164,647

Net increase (decrease) in net assets resulting from operations	(56,951,625)	109,556,489

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,064,955,273	1,207,036,360
Withdrawals	(129,492,556)	(728,304,768)

Net increase in net assets resulting from capital share transactions	935,462,717	478,731,592

Total increase in net assets	878,511,092	588,288,081

Net assets
Beginning of period	4,340,835,058	3,752,546,977

End of period	$5,219,346,150	$4,340,835,058

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Income Funds	45

	Real Return Portfolio
	Six months ended November 30, 2016 (unaudited)	Year ended May 31, 2016

Operations
Net investment income	$906,815	$809,383
Net realized gains (losses) on investments	206,390	(131,670)
Net change in unrealized gains (losses) on investments	(1,025,101)	484,975

Net increase in net assets resulting from operations	88,104	1,162,688

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	15,019,507	29,489,684
Withdrawals	(6,245,523)	(14,951,275)

Net increase in net assets resulting from capital share transactions	8,773,984	14,538,409

Total increase in net assets	8,862,088	15,701,097

Net assets
Beginning of period	64,097,881	48,396,784

End of period	$72,959,969	$64,097,881

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Income Funds	Financial highlights

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

Core Bond Portfolio
Six months ended November 30, 2016 (unaudited)	1.71%	0.35%	0.35%	(0.70)%	252%
Year ended May 31, 2016	1.86%	0.36%	0.35%	2.78%	667%
Year ended May 31, 2015	1.82%	0.37%	0.35%	3.22%	586%
Year ended May 31, 2014	1.94%	0.37%	0.35%	2.90%	646%
Year ended May 31, 2013	1.75%	0.37%	0.35%	2.61%	547%
Year ended May 31, 2012	2.33%	0.37%	0.35%	8.20%	803%

Real Return Portfolio
Six months ended November 30, 2016 (unaudited)	2.58%	0.53%	0.44%	0.38%	10%
Year ended May 31, 2016	1.45%	0.56%	0.44%	1.29%	29%
Year ended May 31, 2015	0.89%	0.57%	0.44%	1.50%	57%
Year ended May 31, 2014	1.45%	0.53%	0.44%	(0.26)%	9%
Year ended May 31, 2013	1.52%	0.50%	0.44%	(1.86)%	15%
Year ended May 31, 2012	3.00%	0.48%	0.44%	12.62%	23%

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Income Funds	47

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following portfolios: the Wells Fargo Core Bond Portfolio (“Core Bond Portfolio”) and the Wells Fargo Real Return Portfolio (“Real Return Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolios may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair

48	Wells Fargo Income Funds	Notes to financial statements (unaudited)

valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolios may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continues to receive interest or dividends on the securities loaned. The Portfolios receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Portfolios are subject to interest rate risk in the normal course of pursuing its investment objectives. A Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Notes to financial statements (unaudited)	Wells Fargo Income Funds	49

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

Each Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Inflation-indexed bonds and TIPS

Each Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

50	Wells Fargo Income Funds	Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of November 30, 2016:

Core Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$1,419,693,128	$0	$1,419,693,128

Asset-backed securities	0	651,314,358	0	651,314,358

Corporate bonds and notes	0	971,299,342	0	971,299,342

Government agency	0	20,555,046	0	20,555,046

Municipal obligations	0	39,498,644	0	39,498,644

Non-agency mortgage-backed securities	0	286,527,418	0	286,527,418

U.S. Treasury securities	1,809,267,733	0	0	1,809,267,733

Yankee corporate bonds and notes	0	315,557,917	0	315,557,917

Yankee government bonds	0	77,693,478	0	77,693,478

Short-term investments
Investment companies	137,895,059	0	0	137,895,059
Investments measured at net asset value*				230,759,186
Total assets	$1,947,162,792	$3,782,139,331	$0	$5,960,061,309

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $230,759,186 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Income Funds	51

Real Return Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer staples	$2,527,736	$0	$0	$2,527,736
Energy	2,700,903	0	0	2,700,903
Materials	2,671,426	0	0	2,671,426
Real estate	2,400,097	0	0	2,400,097

Corporate bonds and notes	0	7,304,938	0	7,304,938

Loans	0	2,265,155	100,438	2,365,593

U.S. Treasury securities	48,558,151	0	0	48,558,151

Yankee corporate bonds and notes	0	675,499	0	675,499

Short-term investments
Investment companies	3,792,921	0	0	3,792,921
U.S. Treasury securities	49,997	0	0	49,997
Investments measured at net asset value*				371,335
	62,701,231	10,245,592	100,438	73,418,596

Futures contracts	3,656	0	0	3,656
Total assets	$62,704,887	$10,245,592	$100,438	$73,422,252
Liabilities

Futures contracts	$1,781	$0	$0	$1,781
Total liabilities	$1,781	$0	$0	$1,781

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $371,335 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2016, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of each Portfolio increase. For the six months ended November 30, 2016, the advisory fee for Core Bond Portfolio and Real Return Portfolio was equivalent to an annual rate of 0.35% and 0.40%, respectively, of each Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolios. The fees for subadvisory services are borne by Funds Management. WellsCap is the subadviser to each Portfolio. The subadviser is entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of the Portfolio as follows:

	Subadvisory fee
	starting at	declining to
Core Bond Portfolio	0.20%	0.10%
Real Return Portfolio	0.28	0.18

52	Wells Fargo Income Funds	Notes to financial statements (unaudited)

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2016 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Core Bond Portfolio	$11,464,870,789	$3,054,192,949	$10,739,535,990	$2,265,170,181
Real Return Portfolio	8,346,402	7,079,293	1,580,240	4,864,811

As of November 30, 2016, Real Return Portfolio had unfunded term loan commitments of $116,006.

The Portfolios may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amount shown.

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2016, Real Return Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At November 30, 2016, the Real Return Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2016	Unrealized gains (losses)
3-22-2017	JPMorgan	3 Long	10-Year U.S. Treasury Notes	$373,547	$(1,390)
3-31-2017	JPMorgan	13 Short	5-Year U.S. Treasury Notes	1,531,969	3,152

Real Return Portfolio had an average notional amount of $300,788 and $2,093,099 in long and short futures contracts, respectively, during the six months ended November 30, 2016.

The receivable and payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the Statements of Operations.

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolios under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments or Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Real Return Portfolio	Futures – variation margin	JPMorgan	$3,656	$(1,781)	$0	$1,875

Notes to financial statements (unaudited)	Wells Fargo Income Funds	53

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Real Return Portfolio	Futures – variation margin	JPMorgan	$1,781	$(1,781)	$0	0

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

8. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

54	Wells Fargo Income Funds	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Income Funds	55

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

56	Wells Fargo Income Funds	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen[3] (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Nancy Wiser acts as Treasurer of 70 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Andrew Owen became President on January 1, 2017.

List of abbreviations	Wells Fargo Income Funds	57

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

248015 01-17 SILD/SAR103 11-16

Semi-Annual Report

November 30, 2016

WealthBuilder Portfolios

∎	Wells Fargo WealthBuilder Conservative Allocation Portfolio

∎	Wells Fargo WealthBuilder Moderate Balanced Portfolio

∎	Wells Fargo WealthBuilder Growth Balanced Portfolio

∎	Wells Fargo WealthBuilder Growth Allocation Portfolio

∎	Wells Fargo WealthBuilder Equity Portfolio (formerly, Wells Fargo WealthBuilder Tactical Equity Portfolio)

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The views expressed and any forward-looking statements are as of November 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Funds disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo WealthBuilder Portfolios	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During much of the period, modestly positive economic data influenced global stock, bond, and commodity markets.

Throughout the period, economic and business data, while often uneven, appeared to be strengthening overall.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo WealthBuilder Portfolios for the six-month period that ended November 30, 2016. During much of the period, modestly positive economic data influenced global stock, bond, and commodity markets. Late in the period, stocks moved higher and bond markets fell in reaction to global political events including the U.S. presidential election, efforts by the Organization of Petroleum Exporting Countries (OPEC) to increase oil prices, and interest-rate expectations.

The surprise Brexit vote rattled markets briefly before stocks rebounded.

Global investment markets trended lower at the end of June following the Brexit vote in the U.K. to leave the European Union (E.U.). The equity sell-off proved temporary. During July, better-than-expected corporate earnings, economic data, consumer confidence, and industrial output sent U.S. stocks higher.

Stocks drifted somewhat lower in the fall as the presidential campaign wore on toward the election. Following the November election, the S&P 500 Index1 reached several record all-time highs on its path to a 6.01% return for the six-month period that ended November 30, 2016. The Russell 2000® Index2 and S&P Midcap 400® Index3 delivered even more robust returns for the period at 15.37% and 9.93%, respectively.

International equity markets confronted challenging circumstances during the period.

During the period, political circumstances in countries outside of the U.S. challenged investor sentiment. In the U.K., a new prime minister took office following the Brexit vote and began setting the ground rules for the country’s exit from the E.U. In Brazil, the Senate removed the president from office, and the possibility of presidential impeachment due to a corruption scandal emerged in South Korea. The king of Thailand died. The French president lost a primary election and endorsed his rival. An attempted coup in Turkey, continued escalation of conflicts in Syria and Iraq, and North Korea’s testing of its nuclear weapons capabilities also caused uncertainty.

Throughout the period, economic and business data, while often uneven, appeared to be strengthening overall. After generating concern early in 2016, China’s economic growth demonstrated strength. The prime minister’s re-election in Japan offered the potential for new economic stimulus. India appointed a new central bank governor who many expected would continue the outgoing governor’s policies, which were considered effective. OPEC members agreed to production cuts intended to support increased prices for oil, which could benefit commodities markets that are economically important to many international developed and emerging markets. Developed international markets as measured by the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net)4

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[3]	The S&P MidCap 400® Index measures the performance of the mid-size company segment of the U.S. market; this index is used by more than 95% of U.S. managers and pension plan sponsors. More than $25 billion is indexed to the S&P MidCap 400® Index. You cannot invest directly in an index.

[4]	The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo WealthBuilder Portfolios	3

ended the period 1.25% lower. Stocks in emerging markets delivered an 8.42% gain for the period as measured by the MSCI Emerging Markets Index (Net).5

Fixed-income markets were volatile before the U.S. election and declined post-election.

Global fixed-income markets were volatile during the period, particularly following the U.S. election. Investors appeared to be anticipating U.S. interest-rate increases and waiting for clarity from central bank policymakers outside of the U.S. When investors expect interest rates to rise, they often seek higher yields on their investments to compensate for inflation’s eroding effect on real returns, tending to favor equities and high-yield bonds, for example, over investment-grade bonds.

Also, currency values in several European and Asian countries fell relative to the U.S. dollar during the period, restraining investor interest in foreign bond markets. While the Bloomberg Barclays Aggregate Bond Index6 suffered a 0.92% loss during the period, the 4.97% loss for the Bloomberg Barclays Global Aggregate Bond ex-USD Index7 reflects the relatively more difficult conditions for bonds outside of the U.S.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[5]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

[6]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[7]	The Bloomberg Barclays Global Aggregate ex-U.S. Dollar Bond Index (formerly known as Barclays Global Aggregate ex-U.S. Dollar Bond Index) tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

4	Wells Fargo WealthBuilder Portfolios	Performance highlights (unaudited)

Wells Fargo WealthBuilder Conservative Allocation Portfolio

Investment objective

The Portfolio seeks current income with a secondary emphasis on capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM

Petros Bocray, CFA®, FRM

Christian L. Chan, CFA®

Average annual total returns (%) as of November 30, 2016

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Wells Fargo WealthBuilder Conservative Allocation Portfolio (WBCAX)	9-30-2004	0.28	2.49	2.78	1.80	2.80	2.93	2.03	2.03
WealthBuilder Conservative Allocation Blended Index[3]	–	–	–	–	3.01	4.26	4.70	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[4]	–	–	–	–	2.17	2.43	4.27	–	–
MSCI ACWI ex USA Index (Net)[5]	–	–	–	–	(0.03)	4.24	1.02	–	–
Russell 3000® Index[6]	–	–	–	–	8.31	14.41	7.00	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolios, the maximum front-end sales charge is 1.50%.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Portfolio. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Portfolio and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo WealthBuilder Portfolios	5

Wells Fargo WealthBuilder Conservative Allocation Portfolio (continued)

Ten largest holdings (%) as of November 30, 2016[7]
Wells Fargo Core Bond Portfolio	23.89
Wells Fargo Short Duration Government Bond Fund Class R6	18.51
Wells Fargo Government Securities Fund Institutional Class	14.09
PIMCO High Yield Fund Institutional Class	7.70
Oppenheimer International Bond Fund Class I	4.53
MFS Value Fund Class I	3.03
PIMCO CommodityRealReturn Strategy Fund Institutional Class	2.76
Federated Institutional High Yield Bond Fund Institutional Class	2.56
Thornburg International Value Fund Institutional Class	1.82
Voya Global Real Estate Fund Class I	1.73

Current target allocation as of November 30, 2016[8]

Neutral target allocation

[1]	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.53% of acquired fund fees and expenses and net expenses from affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses and net expenses from affiliated master portfolios.

[2]	The manager has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver at 1.50%. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Without this cap, the Portfolio’s returns would have been lower.

[3]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Conservative Allocation Blended Index is comprised of the following indexes: Bloomberg Barclays U.S. Aggregate Bond Index (80%), MSCI ACWI ex USA Index (Net) (6%) and Russell 3000® Index (14%). You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[6]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[8]	Current target allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/ or short futures contracts held as part of dynamic risk management strategy. The amounts are subject to change and may have changed since the date specified.

6	Wells Fargo WealthBuilder Portfolios	Performance highlights (unaudited)

Wells Fargo WealthBuilder Moderate Balanced Portfolio

Investment objective

The Portfolio seeks a combination of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM

Petros Bocray, CFA®, FRM

Christian L. Chan, CFA®

Average annual total returns (%) as of November 30, 2016

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Wells Fargo WealthBuilder Moderate Balanced Portfolio (WBBBX)	9-30-2004	0.93	4.74	3.11	2.46	5.05	3.27	2.10	2.10
WealthBuilder Moderate Balanced Blended Index[3]	–	–	–	–	3.79	6.07	5.01	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[4]	–	–	–	–	2.17	2.43	4.27	–	–
MSCI ACWI ex USA Index (Net)[5]	–	–	–	–	(0.03)	4.24	1.02	–	–
Russell 3000® Index[6]	–	–	–	–	8.31	14.41	7.00	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolios, the maximum front-end sales charge is 1.50%.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Portfolio. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Portfolio and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage-and asset-backed securities risk, and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo WealthBuilder Portfolios	7

Wells Fargo WealthBuilder Moderate Balanced Portfolio (continued)

Ten largest holdings (%) as of November 30, 2016[7]
Wells Fargo Core Bond Portfolio	17.17
Wells Fargo Short Duration Government Bond Fund Class R6	10.70
Wells Fargo Government Securities Fund Institutional Class	10.38
PIMCO High Yield Fund Institutional Class	6.41
MFS Value Fund Class I	6.09
Oppenheimer International Bond Fund Class I	4.32
Thornburg International Value Fund Institutional Class	3.63
T. Rowe Price Blue Chip Growth Fund Retail Class	3.23
Invesco Growth and Income Fund Class R6	3.08
Oakmark Fund Class I	3.07

Current target allocation as of November 30, 2016[8]

Neutral target allocation

[1]	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.61% of acquired fund fees and expenses and net expenses from affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses and net expenses from affiliated master portfolios.

[2]	The manager has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver at 1.50%. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Without this cap, the Portfolio’s returns would have been lower.

[3]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Moderate Balanced Blended Index is comprised of the following indexes: Bloomberg Barclays U.S. Aggregate Bond Index (60%), MSCI ACWI ex USA Index (Net) (12%) and Russell 3000® Index (28%). You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[6]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[8]	Current target allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/ or short futures contracts held as part of dynamic risk management strategy. The amounts are subject to change and may have changed since the date specified.

8	Wells Fargo WealthBuilder Portfolios	Performance highlights (unaudited)

Wells Fargo WealthBuilder Growth Balanced Portfolio

Investment objective

The Portfolio seeks a combination of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM

Petros Bocray, CFA®, FRM

Christian L. Chan, CFA®

Average annual total returns (%) as of November 30, 2016

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Wells Fargo WealthBuilder Growth Balanced Portfolio (WBGBX)	10-1-1997	1.24	7.10	3.16	2.78	7.42	3.32	2.17	2.17
WealthBuilder Growth Balanced Blended Index[3]	–	–	–	–	4.52	7.86	5.21	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[4]	–	–	–	–	2.17	2.43	4.27	–	–
MSCI ACWI ex USA Index (Net)[5]	–	–	–	–	(0.03)	4.24	1.02	–	–
Russell 3000® Index[6]	–	–	–	–	8.31	14.41	7.00	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolios, the maximum front-end sales charge is 1.50%.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Portfolio. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Portfolio and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

Please see footnotes on page 9.

Performance highlights (unaudited)	Wells Fargo WealthBuilder Portfolios	9

Wells Fargo WealthBuilder Growth Balanced Portfolio (continued)

Ten largest holdings (%) as of November 30, 2016[7]
Wells Fargo Core Bond Portfolio	11.19
MFS Value Fund Class I	9.27
Wells Fargo Government Securities Fund Institutional Class	8.85
Thornburg International Value Fund Institutional Class	5.38
T. Rowe Price Blue Chip Growth Fund Retail Class	4.88
PIMCO High Yield Fund Institutional Class	4.85
Invesco Growth and Income Fund Class R6	4.73
Oakmark Fund Class I	4.70
Oppenheimer International Bond Fund Class I	4.59
American Century Growth Fund Institutional Class	3.50

Current target allocation as of November 30, 2016[8]

Neutral target allocation

[1]	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.68% of acquired fund fees and expenses and net expenses from affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses and net expenses from affiliated master portfolios.

[2]	The manager has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver at 1.50%. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Without this cap, the Portfolio’s returns would have been lower.

[3]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Growth Balanced Blended Index is comprised of the following indexes: Bloomberg Barclays U.S. Aggregate Bond Index (40%), MSCI ACWI ex USA Index (Net) (18%) and Russell 3000® Index (42%). You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[6]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[8]	Current target allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/ or short futures contracts held as part of dynamic risk management strategy. The amounts are subject to change and may have changed since the date specified.

10	Wells Fargo WealthBuilder Portfolios	Performance highlights (unaudited)

Wells Fargo WealthBuilder Growth Allocation Portfolio

Investment objective

The Portfolio seeks capital appreciation with a secondary emphasis on current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM

Petros Bocray, CFA®, FRM

Christian L. Chan, CFA®

Average annual total returns (%) as of November 30, 2016

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Wells Fargo WealthBuilder Growth Allocation Portfolio (WBGGX)	9-30-2004	1.23	8.19	3.09	2.77	8.52	3.24	2.25	2.24
WealthBuilder Growth Allocation Blended Index[3]	–	–	–	–	5.20	9.61	5.29	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[4]	–	–	–	–	2.17	2.43	4.27	–	–
MSCI ACWI ex USA Index (Net)[5]	–	–	–	–	(0.03)	4.24	1.02	–	–
Russell 3000® Index[6]	–	–	–	–	8.31	14.41	7.00	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolios, the maximum front-end sales charge is 1.50%.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Portfolio. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Portfolio and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

Please see footnotes on page 11.

Performance highlights (unaudited)	Wells Fargo WealthBuilder Portfolios	11

Wells Fargo WealthBuilder Growth Allocation Portfolio (continued)

Ten largest holdings (%) as of November 30, 2016[7]
MFS Value Fund Class I	12.25
Thornburg International Value Fund Institutional Class	7.05
T. Rowe Price Blue Chip Growth Fund Retail Class	6.43
Invesco Growth and Income Fund Class R6	6.29
Oakmark Fund Class I	6.23
American Century Growth Fund Institutional Class	4.62
Wells Fargo Large Cap Growth Fund Class R6	3.68
Wells Fargo Endeavor Select Fund Institutional Class	3.64
Royce Pennsylvania Mutal Fund Institutional Class	3.18
Wells Fargo Small Cap Value Fund Class R6	3.13

Current target allocation as of November 30, 2016[8]

Neutral target allocation

[1]	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.74% of acquired fund fees and expenses and net expenses from affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses and net expenses from affiliated master portfolios.

[2]	The manager has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver at 1.50%. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Without this cap, the Portfolio’s returns would have been lower.

[3]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Growth Allocation Blended Index is comprised of the following indexes: Bloomberg Barclays U.S. Aggregate Bond Index (20%), MSCI ACWI ex USA Index (Net) (24%) and Russell 3000® Index (56%). You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[6]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[8]	Current target allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/ or short futures contracts held as part of dynamic risk management strategy. The amounts are subject to change and may have changed since the date specified.

12	Wells Fargo WealthBuilder Portfolios	Performance highlights (unaudited)

Wells Fargo WealthBuilder Equity Portfolio

Investment objective

The Portfolio seeks long-term capital appreciation with no emphasis on income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM

Petros Bocray, CFA®, FRM

Christian L. Chan, CFA®

Average annual total returns (%) as of November 30, 2016

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Wells Fargo WealthBuilder Equity Portfolio (WBGAX)	10-1-1997	0.66	8.63	3.02	2.19	8.96	3.17	2.27	2.27
WealthBuilder Equity Blended Index[3]	–	–	–	–	5.81	11.34	5.26	–	–
MSCI ACWI ex USA Index (Net)[4]	–	–	–	–	(0.03)	4.24	1.02	–	–
Russell 3000® Index[5]	–	–	–	–	8.31	14.41	7.00	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolios, the maximum front-end sales charge is 1.50%.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to alternative investment risk, foreign investment risk and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

Please see footnotes on page 13.

Performance highlights (unaudited)	Wells Fargo WealthBuilder Portfolios	13

Wells Fargo WealthBuilder Equity Portfolio (continued)

Ten largest holdings (%) as of November 30, 2016[6]
MFS Value Fund Class I	15.22
Thornburg International Value Fund Institutional Class	8.73
T. Rowe Price Blue Chip Growth Fund Retail Class	7.99
Invesco Growth and Income Fund Class R6	7.81
Oakmark Fund Class I	7.75
American Century Growth Fund Institutional Class	5.74
Wells Fargo International Growth Portfolio	5.64
Wells Fargo Large Cap Growth Fund Class R6	4.57
Wells Fargo Endeavor Select Fund Institutional Class	4.52
Wells Fargo Small Company Value Portfolio	3.95

Portfolio allocation as of November 30, 2016[7]

[1]	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.77% of acquired fund fees and expenses and net expenses from affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses and net expenses from affiliated master portfolios.

[2]	The manager has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver at 1.50%. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Without this cap, the Portfolio’s returns would have been lower.

[3]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Equity Blended Index is weighted 30% in the MSCI ACWI ex USA Index (Net) and 70% in the Russell 3000® Index. You cannot invest directly in an index.

[4]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the long-term investments of the Portfolio. These amounts are subject to change and may have changed since the date specified.

14	Wells Fargo WealthBuilder Portfolios	Fund expenses (unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2016 to November 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6-1-2016	Ending account value 11-30-2016	Expenses paid during the period¹	Annualized net expense ratio
Wells Fargo WealthBuilder Conservative Allocation Portfolio
Actual	$1,000.00	$1,006.54	$7.52	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%
Wells Fargo WealthBuilder Moderate Balanced Portfolio
Actual	$1,000.00	$1,018.96	$7.52	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.52	1.49%
Wells Fargo WealthBuilder Growth Balanced Portfolio
Actual	$1,000.00	$1,030.10	$7.56	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.52	1.49%
Wells Fargo WealthBuilder Growth Allocation Portfolio
Actual	$1,000.00	$1,040.33	$7.65	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%
Wells Fargo WealthBuilder Equity Portfolio
Actual	$1,000.00	$1,048.77	$7.68	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%

[1]	Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo WealthBuilder Portfolios	15

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

Security name	Shares	Value

Exchange-Traded Funds: 2.05%
iShares MSCI Germany ETF	39,711	$986,024
iShares MSCI Japan ETF	30,167	1,505,032
iShares National AMT-Free Municipal Bond ETF	66,977	7,146,446
SPDR S&P 500 ETF	2,269	500,042

Total Exchange-Traded Funds (Cost $10,087,108)		10,137,544

Investment Companies: 98.25%

Affiliated Master Portfolios: 26.55%
Wells Fargo Core Bond Portfolio		118,275,543
Wells Fargo Emerging Growth Portfolio		3,669,422
Wells Fargo International Growth Portfolio		5,797,655
Wells Fargo Small Company Value Portfolio		3,719,598

		131,462,218

Alternative Investment Funds: 6.48%
AQR Managed Futures Strategy Fund Class R6	514,098	4,806,812
PIMCO CommodityRealReturn Strategy Fund Institutional Class	1,946,013	13,680,474
The Arbitrage Fund Class I †	377,322	4,999,515
Voya Global Real Estate Fund Class I	460,957	8,587,634

		32,074,435

Bond Funds: 47.39%
Federated Institutional High Yield Bond Fund Institutional Class	1,301,209	12,673,777
Oppenheimer International Bond Fund Class I	4,008,887	22,409,679
PIMCO High Yield Fund Institutional Class	4,384,357	38,143,910
Wells Fargo Government Securities Fund Institutional Class (l)	6,272,472	69,749,890
Wells Fargo Short Duration Government Bond Fund Class R6 (l)	9,237,125	91,632,284

		234,609,540

Stock Funds: 17.83%
American Century Growth Fund Institutional Class	192,703	5,696,302
Calamos Market Neutral Income Fund Class I	383,003	5,005,848
DFA International Small Cap Value Portfolio Institutional Class	104,286	2,002,291
Dodge & Cox International Stock Fund	78,368	3,021,072
Invesco Growth and Income Fund Class R6	275,131	7,563,358
MFS Value Fund Class I	410,030	14,998,904
Oakmark Fund Class I	105,610	7,535,262
Oppenheimer Developing Markets Fund Class I	45,378	1,464,350
Royce Pennsylvania Mutual Fund Institutional Class	323,541	3,730,427
T. Rowe Price Blue Chip Growth Fund Retail Class †	109,150	7,977,772
T. Rowe Price International Discovery Fund	36,624	1,975,846
Templeton Institutional Foreign Equity Fund Primary Class	161,846	3,021,663
Thornburg International Value Fund Institutional Class	388,709	9,018,051
Wells Fargo Emerging Markets Equity Fund Class R6 (l)	119,124	2,421,799
Wells Fargo Endeavor Select Fund Institutional Class †(l)	482,657	4,556,284
Wells Fargo Large Cap Growth Fund Class R6 (l)	99,395	4,550,297
Wells Fargo Small Cap Value Fund Class R6 †(l)	170,036	3,720,397

		88,259,923

Total Investment Companies (Cost $473,208,647)		486,406,116

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo WealthBuilder Portfolios	Portfolio of investments—November 30, 2016 (unaudited)

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

Security name	Yield		Shares	Value

Short-Term Investments: 0.07%

Investment Companies: 0.02%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.56%		102,403	$102,403

		Maturity date	Principal
U.S. Treasury Securities: 0.05%
U.S. Treasury Bill (z)#	0.00	12-1-2016	$110,000	110,000
U.S. Treasury Bill (z)#	0.34	12-29-2016	110,000	109,969

				219,969

Total Short-Term Investments (Cost $322,372)				322,372

Total investments in securities (Cost $483,618,127) *	100.37%	496,866,032
Other assets and liabilities, net	(0.37)	(1,809,998)

Total net assets	100.00%	$495,056,034

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $480,975,139 and unrealized gains (losses) consists of:

Gross unrealized gains	$30,595,500
Gross unrealized losses	(14,704,607)

Net unrealized gains	$15,890,893

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo WealthBuilder Portfolios	17

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

Security name	Shares	Value

Exchange-Traded Funds: 2.25%
iShares MSCI Germany ETF	123,119	$3,057,045
iShares MSCI Japan ETF	94,419	4,710,564
iShares National AMT-Free Municipal Bond ETF	75,294	8,033,870
SPDR S&P 500 ETF	7,179	1,582,108

Total Exchange-Traded Funds (Cost $17,039,262)		17,383,587

Investment Companies: 98.01%

Affiliated Master Portfolios: 22.60%
Wells Fargo Core Bond Portfolio		133,042,234
Wells Fargo Emerging Growth Portfolio		11,591,136
Wells Fargo International Growth Portfolio		18,033,515
Wells Fargo Small Company Value Portfolio		11,763,483

		174,430,368

Alternative Investment Funds: 6.46%
AQR Managed Futures Strategy Fund Class R6	788,511	7,372,574
PIMCO CommodityRealReturn Strategy Fund Institutional Class	3,037,808	21,355,793
The Arbitrage Fund Class I †	591,992	7,843,897
Voya Global Real Estate Fund Class I	712,886	13,281,066

		49,853,330

Bond Funds: 34.08%
Federated Institutional High Yield Bond Fund Institutional Class	1,696,298	16,521,942
Oppenheimer International Bond Fund Class I	5,985,304	33,457,852
PIMCO High Yield Fund Institutional Class	5,705,357	49,636,605
Wells Fargo Government Securities Fund Institutional Class (l)	7,232,623	80,426,766
Wells Fargo Short Duration Government Bond Fund Class R6 (l)	8,361,780	82,948,854

		262,992,019

Stock Funds: 34.87%
American Century Growth Fund Institutional Class	605,803	17,907,548
Calamos Market Neutral Income Fund Class I	600,657	7,850,587
DFA International Small Cap Value Portfolio Institutional Class	326,774	6,274,057
Dodge & Cox International Stock Fund	244,128	9,411,139
Invesco Growth and Income Fund Class R6	867,483	23,847,107
MFS Value Fund Class I	1,289,507	47,170,182
Oakmark Fund Class I	333,486	23,794,221
Oppenheimer Developing Markets Fund Class I	140,300	4,527,468
Royce Pennsylvania Mutual Fund Institutional Class	1,021,493	11,777,815
T. Rowe Price Blue Chip Growth Fund Retail Class †	342,797	25,055,019
T. Rowe Price International Discovery Fund	114,139	6,157,797
Templeton Institutional Foreign Equity Fund Primary Class	504,698	9,422,709
Thornburg International Value Fund Institutional Class	1,212,506	28,130,148
Wells Fargo Emerging Markets Equity Fund Class R6 (l)	367,806	7,477,495
Wells Fargo Endeavor Select Fund Institutional Class †(l)	1,513,491	14,287,356
Wells Fargo Large Cap Growth Fund Class R6 (l)	312,337	14,298,768
Wells Fargo Small Cap Value Fund Class R6 †(l)	536,428	11,737,051

		269,126,467

Total Investment Companies (Cost $725,836,772)		756,402,184

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo WealthBuilder Portfolios	Portfolio of investments—November 30, 2016 (unaudited)

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

Security name	Yield		Shares	Value

Short-Term Investments: 0.15%

Investment Companies: 0.06%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.56%		457,714	$457,714

		Maturity date	Principal
U.S. Treasury Securities: 0.09%
U.S. Treasury Bill (z)#	0.00	12-1-2016	$349,000	349,000
U.S. Treasury Bill (z)#	0.34	12-29-2016	349,000	348,903

				697,903

Total Short-Term Investments (Cost $1,155,617)				1,155,617

Total investments in securities (Cost $744,031,651) *	100.41%	774,941,388
Other assets and liabilities, net	(0.41)	(3,146,586)

Total net assets	100.00%	$771,794,802

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $736,559,480 and unrealized gains (losses) consists of:

Gross unrealized gains	$61,941,832
Gross unrealized losses	(23,559,924)

Net unrealized gains	$38,381,908

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo WealthBuilder Portfolios	19

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

Security name	Shares	Value

Exchange-Traded Funds: 2.45%
iShares MSCI Germany ETF	217,850	$5,409,216
iShares MSCI Japan ETF	168,740	8,418,439
iShares National AMT-Free Municipal Bond ETF	55,458	5,917,369
SPDR S&P 500 ETF	13,137	2,895,132

Total Exchange-Traded Funds (Cost $21,945,852)		22,640,156

Investment Companies: 97.55%

Affiliated Master Portfolios: 19.30%
Wells Fargo Core Bond Portfolio		103,331,192
Wells Fargo Emerging Growth Portfolio		21,184,878
Wells Fargo International Growth Portfolio		31,840,777
Wells Fargo Small Company Value Portfolio		21,860,208

		178,217,055

Alternative Investment Funds: 6.32%
AQR Managed Futures Strategy Fund Class R6	910,368	8,511,939
PIMCO CommodityRealReturn Strategy Fund Institutional Class	3,552,467	24,973,846
The Arbitrage Fund Class I †	707,549	9,375,023
Voya Global Real Estate Fund Class I	832,848	15,515,951

		58,376,759

Bond Funds: 19.90%
Federated Institutional High Yield Bond Fund Institutional Class	1,515,651	14,762,439
Oppenheimer International Bond Fund Class I	7,584,892	42,399,545
PIMCO High Yield Fund Institutional Class	5,149,303	44,798,935
Wells Fargo Government Securities Fund Institutional Class (l)	7,348,215	81,712,155

		183,673,074

Stock Funds: 52.03%
American Century Growth Fund Institutional Class	1,091,683	32,270,154
Calamos Market Neutral Income Fund Class I	702,203	9,177,795
DFA International Small Cap Value Portfolio Institutional Class	581,047	11,156,108
Dodge & Cox International Stock Fund	434,037	16,732,121
Invesco Growth and Income Fund Class R6	1,589,703	43,700,934
MFS Value Fund Class I	2,339,919	85,594,246
Oakmark Fund Class I	608,525	43,418,287
Oppenheimer Developing Markets Fund Class I	248,033	8,004,033
Royce Pennsylvania Mutual Fund Institutional Class	1,898,806	21,893,229
T. Rowe Price Blue Chip Growth Fund Retail Class †	616,015	45,024,517
T. Rowe Price International Discovery Fund	201,139	10,851,461
Templeton Institutional Foreign Equity Fund Primary Class	894,640	16,702,932
Thornburg International Value Fund Institutional Class	2,138,825	49,620,747
Wells Fargo Emerging Markets Equity Fund Class R6 (l)	651,054	13,235,931
Wells Fargo Endeavor Select Fund Institutional Class †(l)	2,704,011	25,525,862
Wells Fargo Large Cap Growth Fund Class R6 (l)	562,068	25,731,488
Wells Fargo Small Cap Value Fund Class R6 †(l)	989,243	21,644,633

		480,284,478

Total Investment Companies (Cost $838,244,382)		900,551,366

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo WealthBuilder Portfolios	Portfolio of investments—November 30, 2016 (unaudited)

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

Security name	Yield		Shares	Value

Short-Term Investments: 0.33%

Investment Companies: 0.24%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.56%		2,180,471	$2,180,471

		Maturity date	Principal
U.S. Treasury Securities: 0.09%
U.S. Treasury Bill (z)#	0.00	12-1-2016	$411,000	411,000
U.S. Treasury Bill (z)#	0.34	12-29-2016	411,000	410,886

				821,886

Total Short-Term Investments (Cost $3,002,357)				3,002,357

Total investments in securities (Cost $863,192,591) *	100.33%	926,193,879
Other assets and liabilities, net	(0.33)	(3,074,084)

Total net assets	100.00%	$923,119,795

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $852,371,992 and unrealized gains (losses) consists of:

Gross unrealized gains	$112,570,693
Gross unrealized losses	(38,748,806)

Net unrealized gains	$73,821,887

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo WealthBuilder Portfolios	21

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

Security name	Shares	Value

Exchange-Traded Funds: 2.62%
iShares MSCI Germany ETF	127,473	$3,165,155
iShares MSCI Japan ETF	98,332	4,905,783
iShares National AMT-Free Municipal Bond ETF	9,739	1,039,151
SPDR S&P 500 ETF	7,646	1,685,025

Total Exchange-Traded Funds (Cost $10,352,940)		10,795,114

Investment Companies: 97.11%

Affiliated Master Portfolios: 15.26%
Wells Fargo Core Bond Portfolio		18,548,387
Wells Fargo Emerging Growth Portfolio		12,530,989
Wells Fargo International Growth Portfolio		18,640,774
Wells Fargo Small Company Value Portfolio		13,074,162

		62,794,312

Alternative Investment Funds: 6.25%
AQR Managed Futures Strategy Fund Class R6	395,112	3,694,301
PIMCO CommodityRealReturn Strategy Fund Institutional Class	1,580,085	11,108,000
The Arbitrage Fund Class I †	310,564	4,114,971
Voya Global Real Estate Fund Class I	366,188	6,822,087

		25,739,359

Bond Funds: 7.21%
Federated Institutional High Yield Bond Fund Institutional Class	276,600	2,694,080
Oppenheimer International Bond Fund Class I	1,399,347	7,822,352
PIMCO High Yield Fund Institutional Class	945,753	8,228,047
Wells Fargo Government Securities Fund Institutional Class (l)	981,918	10,918,924

		29,663,403

Stock Funds: 68.39%
American Century Growth Fund Institutional Class	642,824	19,001,888
Calamos Market Neutral Income Fund Class I	313,919	4,102,920
DFA International Small Cap Value Portfolio Institutional Class	339,871	6,525,517
Dodge & Cox International Stock Fund	254,123	9,796,425
Invesco Growth and Income Fund Class R6	941,171	25,872,783
MFS Value Fund Class I	1,378,529	50,426,592
Oakmark Fund Class I	359,460	25,647,454
Oppenheimer Developing Markets Fund Class I	145,132	4,683,424
Royce Pennsylvania Mutual Fund Institutional Class	1,134,228	13,077,644
T. Rowe Price Blue Chip Growth Fund Retail Class †	362,249	26,476,782
T. Rowe Price International Discovery Fund	117,883	6,359,762
Templeton Institutional Foreign Equity Fund Primary Class	523,723	9,777,911
Thornburg International Value Fund Institutional Class	1,250,158	29,003,666
Wells Fargo Emerging Markets Equity Fund Class R6 (l)	381,797	7,761,942
Wells Fargo Endeavor Select Fund Institutional Class †(l)	1,587,349	14,984,571
Wells Fargo Large Cap Growth Fund Class R6 (l)	330,853	15,146,468
Wells Fargo Small Cap Value Fund Class R6 †(l)	589,123	12,890,002

		281,535,751

Total Investment Companies (Cost $368,662,312)		399,732,825

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo WealthBuilder Portfolios	Portfolio of investments—November 30, 2016 (unaudited)

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

Security name	Yield		Shares	Value

Short-Term Investments: 0.29%

Investment Companies: 0.20%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.56%		842,952	$842,952

		Maturity date	Principal
U.S. Treasury Securities: 0.09%
U.S. Treasury Bill (z)#	0.00	12-1-2016	$181,000	181,000
U.S. Treasury Bill (z)#	0.34	12-29-2016	181,000	180,950

				361,950

Total Short-Term Investments (Cost $1,204,902)				1,204,902

Total investments in securities (Cost $380,220,154) *	100.02%	411,732,841
Other assets and liabilities, net	(0.02)	(80,521)

Total net assets	100.00%	$411,652,320

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $373,205,568 and unrealized gains (losses) consists of:

Gross unrealized gains	$52,315,835
Gross unrealized losses	(13,788,562)

Net unrealized gains	$38,527,273

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2016 (unaudited)	Wells Fargo WealthBuilder Portfolios	23

WEALTHBUILDER EQUITY PORTFOLIO

Security name		Shares	Value

Exchange-Traded Funds: 2.94%
iShares MSCI Germany ETF		201,848	$5,011,886
iShares MSCI Japan ETF		154,588	7,712,395
SPDR S&P 500 ETF		12,442	2,741,968

Total Exchange-Traded Funds (Cost $14,783,276)			15,466,249

Investment Companies: 97.04%

Affiliated Master Portfolios: 13.38%
Wells Fargo Emerging Growth Portfolio			19,985,779
Wells Fargo International Growth Portfolio			29,688,276
Wells Fargo Small Company Value Portfolio			20,786,711

			70,460,766

Stock Funds: 83.66%
American Century Growth Fund Institutional Class		1,022,367	30,221,154
DFA International Small Cap Value Portfolio Institutional Class		536,009	10,291,374
Dodge & Cox International Stock Fund		403,233	15,544,616
Invesco Growth and Income Fund Class R6		1,495,705	41,116,943
MFS Value Fund Class I		2,191,067	80,149,220
Oakmark Fund Class I		571,857	40,801,977
Oppenheimer Developing Markets Fund Class I		230,260	7,430,498
Royce Pennsylvania Mutual Fund Institutional Class		1,801,562	20,772,008
T. Rowe Price Blue Chip Growth Fund Retail Class †		575,668	42,075,548
T. Rowe Price International Discovery Fund		186,180	10,044,422
Templeton Institutional Foreign Equity Fund Primary Class		826,484	15,430,464
Thornburg International Value Fund Institutional Class		1,981,286	45,965,839
Wells Fargo Emerging Markets Equity Fund Class R6 (l)		605,331	12,306,381
Wells Fargo Endeavor Select Fund Institutional Class †(l)		2,519,486	23,783,951
Wells Fargo Large Cap Growth Fund Class R6 (l)		525,941	24,077,560
Wells Fargo Small Cap Value Fund Class R6 †(l)		935,207	20,462,338

			440,474,293

Total Investment Companies (Cost $436,777,394)			510,935,059

	Yield
Short-Term Investments: 0.35%

Investment Companies: 0.35%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.56%	1,874,865	1,874,865

Total Short-Term Investments (Cost $1,874,865)			1,874,865

Total investments in securities (Cost $453,435,535) *	100.33%	528,276,173
Other assets and liabilities, net	(0.33)	(1,753,778)

Total net assets	100.00%	$526,522,395

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $446,319,908 and unrealized gains (losses) consists of:

Gross unrealized gains	$92,058,020
Gross unrealized losses	(10,101,755)

Net unrealized gains	$81,956,265

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo WealthBuilder Portfolios	Statements of assets and liabilities—November 30, 2016 (unaudited)

	WealthBuilder Conservative Allocation Portfolio	WealthBuilder Moderate Balanced Portfolio

Assets
Investments
In unaffiliated Underlying Funds and securities, at value (see cost below)	$188,670,460	$388,877,016
In affiliated Underlying Funds, at value (see cost below)	176,733,354	211,634,004
In affiliated Master Portfolios, at value (see cost below)	131,462,218	174,430,368

Total investments, at value (see cost below)	496,866,032	774,941,388
Cash	897,289	788,625
Receivable for investments sold	600,621	1,617,584
Receivable for Portfolio shares sold	90,458	390,826
Receivable for dividends	588,760	709,227
Receivable for daily variation margin on open futures contracts	42,750	135,375
Prepaid expenses and other assets	27,318	43,621

Total assets	499,113,228	778,626,646

Liabilities
Payable for investments purchased	1,200,693	2,643,607
Payable for Portfolio shares redeemed	2,214,160	3,193,949
Due to custodian bank	0	0
Management fee payable	102,673	160,554
Distribution fee payable	310,136	481,662
Administration fee payable	86,838	134,865
Accrued expenses and other liabilities	142,694	217,207

Total liabilities	4,057,194	6,831,844

Total net assets	$495,056,034	$771,794,802

NET ASSETS CONSIST OF
Paid-in capital	$480,480,776	$721,107,393
Undistributed (accumulated) net investment income (loss)	223,399	728,413
Accumulated net realized gains (losses) on investments	1,088,844	19,001,410
Net unrealized gains on investments	13,263,015	30,957,586

Total net assets	$495,056,034	$771,794,802

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets	$495,056,034	$771,794,802
Shares outstanding[1]	47,754,369	66,551,551
Net asset value per share	$10.37	$11.60
Maximum offering price per share[2]	$10.53	$11.78

Investments in unaffiliated Underlying Funds and securities, at cost	$173,486,472	$351,669,542

Investments in affiliated Underlying Funds, at cost	$174,790,377	$210,528,177

Investments in affiliated Master Portfolios, at cost	$135,341,278	$181,833,932

Total investments, at cost	$483,618,127	$744,031,651

[1]	Each Portfolio has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2016 (unaudited)	Wells Fargo WealthBuilder Portfolios	25

WealthBuilder Growth Balanced Portfolio	WealthBuilder Growth Allocation Portfolio	WealthBuilder Equity Portfolio

$577,946,284	$286,393,670	$375,310,312
170,030,540	62,544,859	82,505,095
178,217,055	62,794,312	70,460,766

926,193,879	411,732,841	528,276,173
436,293	0	202,695
2,932,570	1,825,654	3,072,903
914,437	1,116,404	129,343
580,080	101,419	0
159,719	70,063	0
36,393	33,685	44,654

931,253,371	414,880,066	531,725,768

3,890,980	1,969,995	2,750,507
3,043,819	720,929	1,771,271
0	14,396	0
190,324	80,758	106,111
570,971	252,285	323,116
159,872	70,640	90,472
277,610	118,743	161,896

8,133,576	3,227,746	5,203,373

$923,119,795	$411,652,320	$526,522,395

$837,309,612	$365,218,339	$473,305,665
486,491	(1,233,906)	(2,991,235)
22,265,950	16,130,436	(18,632,673)
63,057,742	31,537,451	74,840,638

$923,119,795	$411,652,320	$526,522,395

$923,119,795	$411,652,320	$526,522,395
67,436,079	29,555,322	27,503,475
$13.69	$13.93	$19.14
$13.90	$14.14	$19.43

$504,325,093	$247,820,240	$295,347,459

$169,781,713	$64,524,764	$80,067,837

$189,085,785	$67,875,150	$78,020,239

$863,192,591	$380,220,154	$453,435,535

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo WealthBuilder Portfolios	Statements of operations—six months ended November 30, 2016 (unaudited)

	WealthBuilder Conservative Allocation Portfolio	WealthBuilder Moderate Balanced Portfolio

Investment income
Dividends from unaffiliated Underlying Funds	$2,895,591	$4,899,582
Dividends from affiliated Underlying Funds	1,530,487	1,530,035
Interest allocated from affiliated Master Portfolios*	1,270,327	1,448,711
Dividends allocated from affiliated Master Portfolios **	83,422	299,269
Affiliated income allocated from affiliated Master Portfolios	8,337	10,795
Securities lending income allocated from affiliated Master Portfolios	14,704	33,001
Interest	224	747
Expenses allocated from affiliated Master Portfolios	(283,988)	(450,730)
Waivers allocated from affiliated Master Portfolios	3,626	4,144

Total investment income	5,522,730	7,775,554

Expenses
Management fee	653,791	1,025,914
Administration fee	549,184	861,768
Shareholder servicing fees	652,736	1,024,607
Distribution fee	1,961,372	3,077,742
Custody and accounting fees	36,254	34,467
Professional fees	16,532	16,532
Registration fees	27,697	25,699
Shareholder report expenses	15,315	25,499
Trustees’ fees and expenses	5,973	6,381
Other fees and expenses	6,052	8,717

Total expenses	3,924,906	6,107,326
Less: Fee waivers and/or expense reimbursements	(2,470)	0

Net expenses	3,922,436	6,107,326

Net investment income (loss)	1,600,294	1,668,228

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated Underlying Funds	(1,501,275)	(8,044,104)
Affiliated Underlying Funds	(434,879)	4,943,589
Futures transactions	167,668	487,481
Capital gain distributions from unaffiliated Underlying Funds	146,338	462,268
Capital gain distributions from affiliated Underlying Funds	321,138	1,021,966
Securities transactions allocated from affiliated Master Portfolios	1,538,245	3,181,587

Net realized gain (losses) on investments	237,235	2,052,787

Net change in unrealized gains (losses) on:
Unaffiliated Underlying Funds	5,348,070	12,747,453
Affiliated Underlying Funds	(1,081,532)	1,813,691
Futures transactions	133,141	430,105
Securities transactions allocated from affiliated Master Portfolios	(2,656,194)	(3,027,829)

Net change in unrealized gains (losses) on investments	1,743,485	11,963,420

Net realized and unrealized gains (losses) on investments	1,980,720	14,016,207

Net increase in net assets resulting from operations	$3,581,014	$15,684,435

* Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$855	$978
** Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$4,851	$15,457

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2016 (unaudited)	Wells Fargo WealthBuilder Portfolios	27

WealthBuilder Growth Balanced Portfolio	WealthBuilder Growth Allocation Portfolio	WealthBuilder Equity Portfolio

$6,143,120	$2,380,563	$2,308,273
633,473	85,456	2,535
1,107,028	199,477	0
471,085	308,062	398,432
10,333	3,306	3,070
50,201	27,086	36,048
838	374	41
(541,790)	(239,027)	(303,709)
3,159	569	0

7,877,447	2,765,866	2,444,690

1,197,408	528,717	630,480
1,005,823	444,122	529,603
1,195,848	528,015	626,690
3,592,224	1,586,150	1,891,439
42,322	29,540	29,111
16,282	16,280	17,092
34,164	24,251	26,348
38,340	21,373	12,391
6,473	6,473	22,719
8,076	4,753	6,788

7,136,960	3,189,674	3,792,661
0	(17,372)	(12,752)

7,136,960	3,172,302	3,779,909

740,487	(406,436)	(1,335,219)

(3,830,571)	(11,105,000)	831,250
(3,447,333)	7,239,273	6,063,680
29,422	(225,420)	(1,209,575)
834,942	492,344	781,703
1,814,374	1,048,964	1,257,180
4,632,062	2,416,585	(6,274,848)

32,896	(133,254)	1,449,390

24,292,771	13,712,302	36,920,646
4,864,877	3,651,073	(3,353,093)
659,463	361,309	350,245
(2,507,606)	(519,522)	(10,533,463)

27,309,505	17,205,162	23,384,335

27,342,401	17,071,908	24,833,725

$28,082,888	$16,665,472	$23,498,506

$746	$134	$0
$26,831	$15,810	$22,526

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo WealthBuilder Portfolios	Statements of changes in net assets

	WealthBuilder Conservative Allocation Portfolio
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016

Operations
Net investment income		$1,600,294		$3,555,221
Net realized gains on investments		237,235		11,813,160
Net change in unrealized gains (losses) on investments		1,743,485		(21,780,570)

Net increase (decrease) in net assets resulting from operations		3,581,014		(6,412,189)

Distributions to shareholders from
Net investment income		(1,382,288)		(4,111,475)
Net realized gains		0		(13,989,868)

Total distributions to shareholders		(1,382,288)		(18,101,343)

Capital share transactions	Shares		Shares
Proceeds from shares sold	3,507,313	36,707,888	11,262,600	116,710,681
Reinvestment of distributions	131,603	1,376,782	1,769,710	18,074,814
Payment for shares redeemed	(6,600,095)	(69,059,260)	(12,671,692)	(131,499,027)

Net increase (decrease) in net assets resulting from capital share transactions		(30,974,590)		3,286,468

Total decrease in net assets		(28,775,864)		(21,227,064)

Net assets
Beginning of period		523,831,898		545,058,962

End of period		$495,056,034		$523,831,898

Undistributed net investment income		$223,399		$5,393

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo WealthBuilder Portfolios	29

	WealthBuilder Moderate Balanced Portfolio
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016

Operations
Net investment income		$1,668,228		$4,103,910
Net realized gains on investments		2,052,787		33,049,669
Net change in unrealized gains (losses) on investments		11,963,420		(56,977,733)

Net increase (decrease) in net assets resulting from operations		15,684,435		(19,824,154)

Distributions to shareholders from
Net investment income		(1,134,247)		(5,066,403)
Net realized gains		0		(33,712,193)

Total distributions to shareholders		(1,134,247)		(38,778,596)

Capital share transactions	Shares		Shares
Proceeds from shares sold	3,209,417	37,122,088	12,731,081	147,098,031
Reinvestment of distributions	99,213	1,132,312	3,437,045	38,720,686
Payment for shares redeemed	(9,861,353)	(114,227,429)	(16,329,458)	(187,173,600)

Net decrease in net assets resulting from capital share transactions		(75,973,029)		(1,354,883)

Total decrease in net assets		(61,422,841)		(59,957,633)

Net assets
Beginning of period		833,217,643		893,175,276

End of period		$771,794,802		$833,217,643

Undistributed net investment income		$728,413		$194,432

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo WealthBuilder Portfolios	Statements of changes in net assets

	WealthBuilder Growth Balanced Portfolio
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016

Operations
Net investment income		$740,487		$2,571,491
Net realized gains (losses) on investments		32,896		53,926,296
Net change in unrealized gains (losses) on investments		27,309,505		(92,513,666)

Net increase (decrease) in net assets resulting from operations		28,082,888		(36,015,879)

Distributions to shareholders from
Net investment income		0		(4,755,991)
Net realized gains		0		(47,555,710)

Total distributions to shareholders		0		(52,311,701)

Capital share transactions	Shares		Shares
Proceeds from shares sold	3,177,746	43,037,310	11,752,345	160,180,764
Reinvestment of distributions	0	0	3,970,170	52,269,033
Payment for shares redeemed	(8,477,994)	(114,932,581)	(13,141,127)	(175,600,976)

Net increase (decrease) in net assets resulting from capital share transactions		(71,895,271)		36,848,821

Total decrease in net assets		(43,812,383)		(51,478,759)

Net assets
Beginning of period		966,932,178		1,018,410,937

End of period		$923,119,795		$966,932,178

Undistributed (overdistributed) net investment income		$486,491		$(253,996)

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo WealthBuilder Portfolios	31

	WealthBuilder Growth Allocation Portfolio
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016

Operations
Net investment loss		$(406,436)		$(264,589)
Net realized gains (losses) on investments		(133,254)		27,847,764
Net change in unrealized gains (losses) on investments		17,205,162		(50,418,355)

Net increase (decrease) in net assets resulting from operations		16,665,472		(22,835,180)

Distributions to shareholders from
Net investment income		0		(1,351,047)
Net realized gains		0		(24,150,116)

Total distributions to shareholders		0		(25,501,163)

Capital share transactions	Shares		Shares
Proceeds from shares sold	1,267,090	17,282,278	5,396,148	74,412,404
Reinvestment of distributions	0	0	1,913,338	25,485,665
Payment for shares redeemed	(3,803,441)	(51,923,026)	(5,456,680)	(73,073,460)

Net increase (decrease) in net assets resulting from capital share transactions		(34,640,748)		26,824,609

Total decrease in net assets		(17,975,276)		(21,511,734)

Net assets
Beginning of period		429,627,596		451,139,330

End of period		$411,652,320		$429,627,596

Accumulated net investment loss		$(1,233,906)		$(827,470)

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo WealthBuilder Portfolios	Statements of changes in net assets

	WealthBuilder Equity Portfolio
	Six months ended November 30, 2016 (unaudited)		Year ended May 31, 2016

Operations
Net investment loss		$(1,335,219)		$(1,950,709)
Net realized gains (losses) on investments		1,449,390		34,892,385
Net change in unrealized gains (losses) on investments		23,384,335		(61,294,966)

Net increase (decrease) in net assets resulting from operations		23,498,506		(28,353,290)

Capital share transactions	Shares		Shares
Proceeds from shares sold	815,942	15,186,496	3,205,454	58,573,911
Payment for shares redeemed	(3,567,930)	(66,718,763)	(3,286,179)	(59,408,002)
Net asset value of shares issued in acquistion	7,072,695	131,447,569	0	0

Net increase (decrease) in net assets resulting from capital share transactions		79,915,302		(834,091)

Total increase (decrease) in net assets		103,413,808		(29,187,381)

Net assets
Beginning of period		423,108,587		452,295,968

End of period		$526,522,395		$423,108,587

Accumulated net investment loss		$(2,991,235)		$(1,656,016)

The accompanying notes are an integral part of these financial statements.

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34	Wells Fargo WealthBuilder Portfolios	Financial highlights

	Beginning net asset value per share	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

WealthBuilder Conservative Allocation Portfolio
Six months ended November 30, 2016 (unaudited)	$10.33	0.03	0.04	(0.03)	0.00	$10.37
Year ended May 31, 2016	$10.82	0.07	(0.20)	(0.08)	(0.28)	$10.33
Year ended May 31, 2015	$10.92	0.04	0.15	(0.05)	(0.24)	$10.82
Year ended May 31, 2014	$10.95	0.03	0.42	(0.05)	(0.43)	$10.92
Year ended May 31, 2013	$10.57	0.06	0.59	(0.08)	(0.19)	$10.95
Year ended May 31, 2012	$11.02	0.16	(0.20)	(0.21)	(0.20)	$10.57

WealthBuilder Moderate Balanced Portfolio
Six months ended November 30, 2016 (unaudited)	$11.40	0.02	0.20	(0.02)	0.00	$11.60
Year ended May 31, 2016	$12.19	0.05	(0.30)	(0.07)	(0.47)	$11.40
Year ended May 31, 2015	$12.21	0.03	0.39	(0.07)	(0.37)	$12.19
Year ended May 31, 2014	$12.03	0.02	0.91	(0.04)	(0.71)	$12.21
Year ended May 31, 2013	$10.96	0.04 [3]	1.21	(0.06)	(0.12)	$12.03
Year ended May 31, 2012	$11.50	0.13 [3]	(0.48)	(0.19)	(0.00)[4]	$10.96

WealthBuilder Growth Balanced Portfolio
Six months ended November 30, 2016 (unaudited)	$13.29	0.01	0.39	0.00	0.00	$13.69
Year ended May 31, 2016	$14.52	0.03	(0.53)	(0.06)	(0.67)	$13.29
Year ended May 31, 2015	$14.42	0.01	0.67	(0.10)	(0.48)	$14.52
Year ended May 31, 2014	$12.90	0.01	1.55	(0.04)	0.00	$14.42
Year ended May 31, 2013	$10.97	0.01	1.95	(0.03)	0.00	$12.90
Year ended May 31, 2012	$11.82	0.09	(0.82)	(0.12)	0.00	$10.97

WealthBuilder Growth Allocation Portfolio
Six months ended November 30, 2016 (unaudited)	$13.39	(0.02)	0.56	0.00	0.00	$13.93
Year ended May 31, 2016	$14.92	(0.01)	(0.71)	(0.04)	(0.77)	$13.39
Year ended May 31, 2015	$14.78	(0.02)	0.89	(0.12)	(0.61)	$14.92
Year ended May 31, 2014	$13.08	(0.03)	1.89	(0.00)[4]	(0.16)	$14.78
Year ended May 31, 2013	$10.87	(0.01)	2.23	(0.01)	0.00	$13.08
Year ended May 31, 2012	$11.83	0.05 [3]	(0.94)	(0.07)	0.00	$10.87

WealthBuilder Equity Portfolio
Six months ended November 30, 2016 (unaudited)	$18.25	(0.04)	0.93	0.00	0.00	$19.14
Year ended May 31, 2016	$19.44	(0.08)	(1.11)	0.00	0.00	$18.25
Year ended May 31, 2015	$18.07	(0.08)	1.45	0.00	0.00	$19.44
Year ended May 31, 2014	$15.61	(0.08)	2.54	0.00	0.00	$18.07
Year ended May 31, 2013	$13.12	(0.07)	2.58	(0.02)	0.00	$15.61
Year ended May 31, 2012	$13.89	(0.08)[3]	(0.69)	0.00	0.00	$13.12

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2016 (unaudited)	Year ended May 31
		2016	2015	2014	2013	2012
WealthBuilder Conservative Allocation Portfolio	0.11%	0.11%	0.11%	0.09%	0.10%	0.10%
WealthBuilder Moderate Balanced Portfolio	0.11%	0.11%	0.11%	0.10%	0.12%	0.11%
WealthBuilder Growth Balanced Portfolio	0.11%	0.11%	0.11%	0.12%	0.15%	0.14%
WealthBuilder Growth Allocation Portfolio	0.11%	0.11%	0.11%	0.12%	0.15%	0.15%
WealthBuilder Equity Portfolio	0.12%	0.12%	0.12%	0.13%	0.17%	0.16%

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Calculated based upon average shares outstanding

[4]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo WealthBuilder Portfolios	35

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

0.61%	1.50%	1.50%	0.65%	79%	$495,056
0.68%	1.51%	1.50%	(1.11)%	198%	$523,832
0.34%	1.55%	1.50%	1.75%	169%	$545,059
0.32%	1.55%	1.50%	4.19%	139%	$580,937
0.53%	1.54%	1.50%	6.19%	128%	$659,977
1.51%	1.54%	1.50%	(0.32)%	176%	$662,092

0.41%	1.49%	1.49%	1.90%	65%	$771,795
0.48%	1.49%	1.49%	(2.02)%	150%	$833,218
0.21%	1.55%	1.50%	3.44%	129%	$893,175
0.17%	1.54%	1.50%	7.94%	110%	$867,327
0.34%	1.54%	1.50%	11.42%	115%	$799,251
1.20%	1.54%	1.50%	(2.96)%	145%	$709,801

0.15%	1.49%	1.49%	3.01%	51%	$923,120
0.26%	1.49%	1.49%	(3.39)%	100%	$966,932
0.06%	1.54%	1.50%	4.89%	89%	$1,018,411
0.04%	1.54%	1.50%	12.07%	94%	$936,593
0.06%	1.54%	1.50%	17.85%	117%	$788,285
0.84%	1.54%	1.50%	(6.17)%	131%	$689,816

(0.19)%	1.51%	1.50%	4.03%	30%	$411,652
(0.06)%	1.51%	1.50%	(4.79)%	59%	$429,628
(0.20)%	1.55%	1.50%	6.14%	53%	$451,139
(0.19)%	1.57%	1.50%	14.28%	60%	$402,238
(0.13)%	1.57%	1.50%	20.39%	98%	$324,723
0.49%	1.57%	1.50%	(7.47)%	96%	$276,657

(0.53)%	1.50%	1.50%	4.88%	19%	$526,522
(0.46)%	1.51%	1.50%	(6.12)%	27%	$423,109
(0.44)%	1.55%	1.50%	7.58%	27%	$452,296
(0.45)%	1.56%	1.50%	15.76%	23%	$421,949
(0.49)%	1.56%	1.50%	19.16%	67%	$371,334
(0.58)%	1.56%	1.50%	(5.54)%	31%	$346,832

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo WealthBuilder Portfolios	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo WealthBuilder Conservative Allocation Portfolio (“WealthBuilder Conservative Allocation Portfolio”), Wells Fargo WealthBuilder Moderate Balanced Portfolio (“WealthBuilder Moderate Balanced Portfolio”), Wells Fargo WealthBuilder Growth Balanced Portfolio (“WealthBuilder Growth Balanced Portfolio”), Wells Fargo WealthBuilder Growth Allocation Portfolio (“WealthBuilder Growth Allocation Portfolio”) and Wells Fargo WealthBuilder Equity Portfolio (“WealthBuilder Equity Portfolio”) (formerly, Wells Fargo WealthBuilder Tactical Equity Portfolio) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

Each Portfolio is a fund-of-funds that may invest in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its invesetment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated funds may also include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Portfolio investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Portfolio accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained by contacting Investor Services for the Wells Fargo Funds or by contacting the servicing agent of the unaffiliated mutual funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolios may deviate from this calculation time under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolios. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Notes to financial statements (unaudited)	Wells Fargo WealthBuilder Portfolios	37

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

Each Portfolio may enter into futures contracts and may be subject to interest rate risk, equity price risk, and foreign exchange rate risk in the normal course of pursuing its investment objectives. A Portfolio may buy and sell futures contracts in order to effect tactical allocations changes in a Portfolio. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Income dividends and capital gain distributions from Underlying Funds are recorded on the ex-dividend date. Capital gain distributions from Underlying Funds are treated as realized gains.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Each Portfolio records on a daily basis its proportionate share of each affiliated Master Portfolio’s interest and dividend income, in addition to expenses and realized and unrealized gains and losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of May 31, 2016, WealthBuilder Equity Portfolio had capital loss carryforwards that are available to offset future net realized capital gains in the amount of $21,843,731 expiring in 2018.

38	Wells Fargo WealthBuilder Portfolios	Notes to financial statements (unaudited)

At May 31, 2016, late-year ordinary losses which was recognized on the first day of the current fiscal year were as follows:

Late-year ordinary losses deferred
WealthBuilder Growth Balanced Portfolio	$330,925
WealthBuilder Growth Allocation Portfolio	847,057
WealthBuilder Equity Portfolio	1,751,638

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Portfolio ‘s assets and liabilities as of November 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
WealthBuilder Conservative Allocation Portfolio
Assets

Investments in:

Exchange-traded funds	$10,137,544	$0	$0	$10,137,544

Investment companies	354,943,898	0	0	354,943,898

Short-term investments
Investment companies	102,403	0	0	102,403
U.S. Treasury securities	219,969	0	0	219,969
Investments measured at net asset value*				131,462,218
	365,403,814	0	0	496,866,032
Futures contracts	42,750	0	0	42,750
Total assets	$365,446,564	$0	$0	$496,908,782

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. At November 30, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) were valued at $131,462,218. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo WealthBuilder Portfolios	39

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
WealthBuilder Moderate Balanced Portfolio
Assets

Investments in:

Exchange-traded funds	$17,383,587	$0	$0	$17,383,587

Investment companies	581,971,816	0	0	581,971,816

Short-term investments
Investment companies	457,714	0	0	457,714
U.S. Treasury securities	697,903	0	0	697,903
Investments measured at net asset value*				174,430,368
	600,511,020	0	0	774,941,388
Futures contracts	135,375	0	0	135,375
Total assets	$600,646,395	$0	$0	$775,076,763

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. At November 30, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) were valued at $174,430,368. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
WealthBuilder Growth Balanced Portfolio
Assets

Investments in:

Exchange-traded funds	$22,640,156	$0	$0	$22,640,156

Investment companies	722,334,311	0	0	722,334,311

Short-term investments
Investment companies	2,180,471	0	0	2,180,471
U.S. Treasury securities	821,886	0	0	821,886
Investments measured at net asset value*				178,217,055
	747,976,824	0	0	926,193,879
Futures contracts	159,719	0	0	159,719
Total assets	$748,136,543	$0	$0	$926,353,598

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. At November 30, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) were valued at $178,217,055. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

40	Wells Fargo WealthBuilder Portfolios	Notes to financial statements (unaudited)

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
WealthBuilder Growth Allocation Portfolio
Assets

Investments in:

Exchange-traded funds	$10,795,114	$0	$0	$10,795,114

Investment companies	336,938,513	0	0	336,938,513

Short-term investments
Investment companies	842,952	0	0	842,952
U.S. Treasury securities	361,950	0	0	361,950
Investments measured at net asset value*				62,794,312
	348,938,529	0	0	411,732,841
Futures contracts	70,063	0	0	70,063
Total assets	$349,008,592	$0	$0	$411,802,904

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. At November 30, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) were valued at $62,794,312. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
WealthBuilder Equity Portfolio
Assets

Investments in:

Exchange-traded funds	$15,466,249	$0	$0	$15,466,249

Investment companies	440,474,293	0	0	440,474,293

Short-term investments
Investment companies	1,874,865	0	0	1,874,865
Investments measured at net asset value*				70,460,766
Total assets	$457,815,407	$0	$0	$528,276,173

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. At November 30, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) were valued at $70,460,766. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2016, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Notes to financial statements (unaudited)	Wells Fargo WealthBuilder Portfolios	41

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Portfolio and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Portfolio, supervising the subadviser, providing fund-level administrative services in connection with each Portfolio’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Portfolio. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.25% and declining to 0.18% as the average daily net assets of each Portfolio increase. For the six months ended November 30, 2016, the management fee was equivalent to an annual rate of 0.25% of each Portfolio’s average daily net assets.

Funds Management also serves as the adviser to and is entitled to receive a fee from each affiliated Master Portfolio and affiliated Underlying Fund for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolios. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to each Portfolio and is paid an annual subadvisory fee of 0.15% of the daily net assets of each Portfolio.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to each Portfolio, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives a fee at an annual rate of 0.21% of the average daily net assets of each Portfolio.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios. Funds Management has committed through September 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap each Portfolio’s expenses at 1.50%. Acquired fund fees and expenses and net expenses from underlying affiliated Master Portfolios are excluded from the expense caps. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for each Portfolio pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Portfolio, at an annual rate of 0.75% of each Portfolio’s average daily net assets.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Portfolio shares. For the six months ended November 30, 2016, Funds Distributor received the following amounts in front-end sales charges:

Front-end sales charges
WealthBuilder Conservative Allocation Portfolio	$3,070
WealthBuilder Moderate Balanced Portfolio	7,151
WealthBuilder Growth Balanced Portfolio	5,264
WealthBuilder Growth Allocation Portfolio	1,884
WealthBuilder Equity Portfolio	1,351

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Portfolio is charged a fee at an annual rate of 0.25% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

42	Wells Fargo WealthBuilder Portfolios	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2016 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
WealthBuilder Conservative Allocation Portfolio	$259,805,340	$171,971,260	$243,368,534	$173,837,359
WealthBuilder Moderate Balanced Portfolio	292,242,013	243,529,012	273,753,074	274,928,104
WealthBuilder Growth Balanced Portfolio	226,978,416	260,980,465	212,618,434	296,982,866
WealthBuilder Growth Allocation Portfolio	40,743,587	87,263,461	38,165,909	112,548,787
WealthBuilder Equity Portfolio	0	93,339,743	0	139,748,024

*	The Portfolios seek to achieve their investment objective by investing some of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Portfolio’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of the affiliated and unaffiliated Underlying Funds in which the Portfolios invest are actual aggregate purchases and sales of those investments.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of each Portfolio at the end of the period.

	Shares, beginning of period	Shares purchases	Shares sold	Shares, end of period	Value, end of period	Dividends from affiliated Underlying Funds	Capital gain distributions from affiliated Underlying Funds
WealthBuilder Conservative Allocation Portfolio
Wells Fargo Emerging Markets Equity Fund Class R6	139,881	1,667	22,424	119,124	$2,421,799	$0	$0
Wells Fargo Endeavor Select Fund Institutional Class	571,104	4,815	93,262	482,657	4,556,284	0	0
Wells Fargo Government Securities Fund Institutional Class	6,475,834	160,105	363,467	6,272,472	69,749,890	539,785	0
Wells Fargo Large Cap Growth Fund Class R6	116,760	2,668	20,033	99,395	4,550,297	0	0
Wells Fargo Short Duration Government Bond Fund Class R6	9,604,049	264,646	631,570	9,237,125	91,632,284	989,397	0
Wells Fargo Small Cap Value Fund Class R6	194,282	18,012	42,258	170,036	3,720,397	0	321,138
					$176,630,951	$1,529,182	$321,138
WealthBuilder Moderate Balanced Portfolio
Wells Fargo Emerging Markets Equity Fund Class R6	439,818	249	72,261	367,806	$7,477,495	$0	$0
Wells Fargo Endeavor Select Fund Institutional Class	1,825,750	0	312,259	1,513,491	14,287,356	0	0
Wells Fargo Government Securities Fund Institutional Class	7,628,131	136,353	531,861	7,232,623	80,426,766	630,819	0
Wells Fargo Large Cap Growth Fund Class R6	371,415	24	59,102	312,337	14,298,768	0	0
Wells Fargo Short Duration Government Bond Fund Class R6	8,779,414	206,249	623,883	8,361,780	82,948,854	897,817	0
Wells Fargo Small Cap Value Fund Class R6	619,765	50,262	133,599	536,428	11,737,051	0	1,021,966
					$211,176,290	$1,528,636	$1,021,966
WealthBuilder Growth Balanced Portfolio
Wells Fargo Emerging Markets Equity Fund Class R6	770,740	0	119,686	651,054	$13,235,931	$0	$0
Wells Fargo Endeavor Select Fund Institutional Class	3,160,092	0	456,081	2,704,011	25,525,862	0	0
Wells Fargo Government Securities Fund Institutional Class	7,584,472	234,258	470,515	7,348,215	81,712,155	631,740	0
Wells Fargo Large Cap Growth Fund Class R6	644,959	306	83,197	562,068	25,731,488	0	0
Wells Fargo Small Cap Value Fund Class R6	1,083,617	89,110	183,484	989,243	21,644,633	0	1,814,374
					$167,850,069	$631,740	$1,814,374

Notes to financial statements (unaudited)	Wells Fargo WealthBuilder Portfolios	43

	Shares, beginning of period	Shares purchases	Shares sold	Shares, end of period	Value, end of period	Dividends from affiliated Underlying Funds	Capital gain distributions from affiliated Underlying Funds
WealthBuilder Growth Allocation Portfolio
Wells Fargo Emerging Markets Equity Fund Class R6	450,592	0	68,795	381,797	$7,761,942	$0	$0
Wells Fargo Endeavor Select Fund Institutional Class	1,862,181	0	274,832	1,587,349	14,984,571	0	0
Wells Fargo Government Securities Fund Institutional Class	1,029,283	42,769	90,134	981,918	10,918,924	84,654	0
Wells Fargo Large Cap Growth Fund Class R6	379,154	0	48,301	330,853	15,146,468	0	0
Wells Fargo Small Cap Value Fund Class R6	634,547	51,496	96,920	589,123	12,890,002	0	1,048,964
					$61,701,907	$84,654	$1,048,964
WealthBuilder Equity Portfolio
Wells Fargo Emerging Markets Equity Fund Class R6	553,651	161,360	109,680	605,331	$12,306,381	$0	$0
Wells Fargo Endeavor Select Fund Institutional Class	2,260,399	830,801	571,714	2,519,486	23,783,951	0	0
Wells Fargo Large Cap Growth Fund Class R6	464,289	170,685	109,033	525,941	24,077,560	0	0
Wells Fargo Small Cap Value Fund Class R6	773,175	302,457	140,425	935,207	20,462,338	0	1,257,180
					$80,630,230	$0	$1,257,180

In addition, each Portfolio’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
WealthBuilder Conservative Allocation Portfolio
Wells Fargo Core Bond Portfolio	3%		2%		$118,275,543
Wells Fargo Emerging Growth Portfolio	0	*	0	*	3,669,422
Wells Fargo International Growth Portfolio	4		4		5,797,655
Wells Fargo Small Company Value Portfolio	2		2		3,719,598
WealthBuilder Moderate Balanced Portfolio
Wells Fargo Core Bond Portfolio	3		3		$133,042,234
Wells Fargo Emerging Growth Portfolio	1		1		11,591,136
Wells Fargo International Growth Portfolio	13		13		18,033,515
Wells Fargo Small Company Value Portfolio	6		5		11,763,483
WealthBuilder Growth Balanced Portfolio
Wells Fargo Core Bond Portfolio	3		2		$103,331,192
Wells Fargo Emerging Growth Portfolio	2		3		21,184,878
Wells Fargo International Growth Portfolio	23		24		31,840,777
Wells Fargo Small Company Value Portfolio	10		10		21,860,208
WealthBuilder Growth Allocation Portfolio
Wells Fargo Core Bond Portfolio	0	*	0	*	$18,548,387
Wells Fargo Emerging Growth Portfolio	1		2		12,530,989
Wells Fargo International Growth Portfolio	14		14		18,640,774
Wells Fargo Small Company Value Portfolio	6		6		13,074,162
WealthBuilder Equity Portfolio
Wells Fargo Emerging Growth Portfolio	2		2		$19,985,779
Wells Fargo International Growth Portfolio	17		22		29,688,276
Wells Fargo Small Company Value Portfolio	7		9		20,786,711

*	The amount invested is less than 1%.

7. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2016, the Portfolios entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

44	Wells Fargo WealthBuilder Portfolios	Notes to financial statements (unaudited)

At November 30, 2016, the Portfolios had short futures contracts outstanding as follows:

	Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2016	Unrealized gains
WealthBuilder Conservative Allocation Portfolio	3-22-2017	Goldman Sachs	72 Short	10-Year U.S. Treasury Notes	$8,965,125	$15,110
WealthBuilder Moderate Balanced Portfolio	3-22-2017	Goldman Sachs	228 Short	10-Year U.S. Treasury Notes	28,389,563	47,849
WealthBuilder Growth Balanced Portfolio	3-22-2017	Goldman Sachs	269 Short	10-Year U.S. Treasury Notes	33,494,703	56,454
WealthBuilder Growth Allocation Portfolio	3-22-2017	Goldman Sachs	118 Short	10-Year U.S. Treasury Notes	14,692,844	24,764

The Portfolios had average notional amounts in futures contracts outstanding during the six months ended November 30, 2016 as follows:

Short contracts
WealthBuilder Conservative Allocation Portfolio	$2,427,580
WealthBuilder Moderate Balanced Portfolio	5,543,389
WealthBuilder Growth Balanced Portfolio	6,605,090
WealthBuilder Growth Allocation Portfolio	2,873,309

A summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

The fair value of derivative instruments as of November 30, 2016 was as follows for WealthBuilder Conservative Allocation Portfolio:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Interest rate risk	Receivable for daily variation margin on open futures contracts	$42,750	*	Payable for daily variation margin on open futures contracts	$0	*
		$42,750			$0

*	Only the current day’s variation margin as of November 30, 2016 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended November 30, 2016 was as follows for WealthBuilder Conservative Allocation Portfolio:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate risk	$298,784	$46,015
Equity risk	169,698	0
Foreign currency risk	(300,814)	87,126
	$167,668	$133,141

The fair value of derivative instruments as of November 30, 2016 was as follows for WealthBuilder Moderate Balanced Portfolio:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Interest rate risk	Receivable for daily variation margin on open futures contracts	$135,375	*	Payable for daily variation margin on open futures contracts	$0	*
		$135,375			$0

*	Only the current day’s variation margin as of November 30, 2016 is reported separately on the Statements of Assets and Liabilities.

Notes to financial statements (unaudited)	Wells Fargo WealthBuilder Portfolios	45

The effect of derivative instruments on the Statements of Operations for the year ended November 30, 2016 was as follows for WealthBuilder Moderate Balanced Portfolio:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate risk	$923,648	$147,818
Equity risk	540,204	0
Foreign currency risk	(976,371)	282,287
	$487,481	$430,105

The fair value of derivative instruments as of November 30, 2016 was as follows for WealthBuilder Growth Balanced Portfolio:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Interest rate risk	Receivable for daily variation margin on open futures contracts	$159,719	*	Payable for daily variation margin on open futures contracts	$0	*
		$159,719			$0

*	Only the current day’s variation margin as of November 30, 2016 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended November 30, 2016 was as follows for WealthBuilder Growth Balanced Portfolio:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate risk	$1,077,612	$171,560
Equity risk	(1,684,556)	0
Foreign currency risk	636,366	487,903
	$29,422	$659,463

The fair value of derivative instruments as of November 30, 2016 was as follows for WealthBuilder Growth Allocation Portfolio:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Interest rate risk	Receivable for daily variation margin on open futures contracts	$70,063	*	Payable for daily variation margin on open futures contracts	$0	*
		$70,063			$0

*	Only the current day’s variation margin as of November 30, 2016 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended November 30, 2016 was as follows for WealthBuilder Growth Allocation Portfolio:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate risk	$469,115	$75,537
Equity risk	280,001	0
Foreign currency risk	(974,536)	285,772
	$(225,420)	$361,309

For WealthBuilder Equity Portfolio, the receivable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains (losses) and change in unrealized gain/losses on futures contracts are reflected in the Statements of Operations.

46	Wells Fargo WealthBuilder Portfolios	Notes to financial statements (unaudited)

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolios to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolios under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between each Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
WealthBuilder Conservative Allocation Portfolio	Futures – variation margin	Goldman Sachs	$42,750	$0	$0	$42,750
WealthBuilder Moderate Balanced Portfolio	Futures – variation margin	Goldman Sachs	135,375	0	0	135,375
WealthBuilder Growth Balanced Portfolio	Futures – variation margin	Goldman Sachs	159,719	0	0	159,719
WealthBuilder Growth Allocation Portfolio	Futures – variation margin	Goldman Sachs	70,063	0	0	70,063

8. ACQUISITION

After the close of business on July 22, 2016, WealthBuilder Tactical Equity Portfolio acquired the net assets of WealthBuilder Equity Portfolio. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of WealthBuilder Equity Portfolio Fund for 7,072,695 shares WealthBuilder Tactical Equity Portfolio valued at $131,447,569 at an exchange ratio of 0.81. The investment portfolio of WealthBuilder Equity Portfolio with a fair value of $116,820,114, identified cost of $94,433,807 and unrealized gains of $22,386,307 at July 22, 2016 were the principal assets acquired by WealthBuilder Tactical Equity Portfolio. The aggregate net assets of WealthBuilder Equity Portfolio and WealthBuilder Tactical Equity Portfolio immediately prior to the acquisition were $131,447,569 and $362,873,519, respectively. The aggregate net assets of WealthBuilder Tactical Equity Portfolio Fund immediately after the acquisition were $494,321,088. For financial reporting purposes, assets received and shares issued by WealthBuilder Tactical Equity Portfolio were recorded at fair value; however, the cost basis of the investments received from WealthBuilder Equity Portfolio was carried forward to align ongoing reporting of WealthBuilder Tactical Equity Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. In addition to the acquisition transaction, WealthBuilder Tactical Equity Portfolio changed its name to WealthBuilder Equity Portfolio.

Assuming the acquisition had been completed June 1, 2016, the beginning of the annual reporting period for WealthBuilder Equity Portfolio, the pro forma results of operations for the year ended May 31, 2016 would have been:

Net investment loss	$(4,781,306)
Net realized and unrealized gains on investments	23,709,325
Net increase in net assets resulting from operations	18,928,019

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in WealthBuilder Equity Portfolio’s Statement of Operations since July 25, 2016.

Notes to financial statements (unaudited)	Wells Fargo WealthBuilder Portfolios	47

9. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby each Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating Portfolio. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating Portfolio.

For the six months ended November 30, 2016, there were no borrowings by the Portfolios under the agreement.

10. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

11. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

12. SUBSEQUENT DISTRIBUTIONS

On December 7, 2016, the Portfolios declared distributions from short-term capital gains and long-term capital gains to shareholders of record on December 6, 2016. The per share amounts payable on December 8, 2016 were as follows:

	Short-term capital gains	Long-term capital gains
WealthBuilder Conservative Allocation Portfolio	$0.00930	$0.16412
WealthBuilder Moderate Balanced Portfolio	0.00318	0.34910
WealthBuilder Growth Balanced Portfolio	0.00000	0.52760
WealthBuilder Growth Allocation Portfolio	0.00000	0.64167
WealthBuilder Equity Portfolio	0.00000	0.00456

On December 29, 2016, the Portfolios declared distributions from net investment income to shareholders of record on December 28, 2016. The per share amounts payable on December 30, 2016 were as follows:

Net investment income
WealthBuilder Conservative Allocation Portfolio	$0.03836
WealthBuilder Moderate Balanced Portfolio	0.01481

On January 25, 2017, WealthBuilder Conservative Allocation Portfolio declared distributions from net investment income in the amount of $0.01234 per share to shareholders of record on January 24, 2017. This amount was paid to shareholders on January 26, 2017.

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Portfolio.

48	Wells Fargo WealthBuilder Portfolios	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo WealthBuilder Portfolios	49

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

50	Wells Fargo WealthBuilder Portfolios	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen[3] (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Andrew Owen became President on January 1, 2017.

List of abbreviations	Wells Fargo WealthBuilder Portfolios	51

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

248016 01-17 SWBP/SAR102 11-16

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	January 25, 2017

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	January 25, 2017

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date	: January 25, 2017